      As Filed with the Securities and Exchange Commission on April 7, 2008


                                           REGISTRATION STATEMENT NOS. 333-58783

                                                                       811-08867

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 15


                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 15


           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                               (Name of Depositor)

                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                             JAMES L. LIPSCOMB, ESQ.
                  EXECUTIVE VICE PRESIDENT AND GENERAL COUNSEL
                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                       ONE CITYPLACE, HARTFORD CONNECTICUT
                     (Name and Address of Agent for Service)

                                   COPIES TO:
                                 DIANE E. AMBLER

                 KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP

                                1601 K STREET, NW
                              WASHINGTON, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 28, 2008 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts

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                 METLIFE RETIREMENT ACCOUNT ANNUITY PROSPECTUS:


           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
            METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES


This prospectus describes MetLife Retirement Account Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut. The Contract is available in connection with certain retirement plans that qualify for special Federal income tax treatment ("Qualified Contracts".) We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts." The Contract is not available to new purchasers. Current Contract Owners may make additional purchase payments.

You can choose to have your premium ("Purchase Payments") and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lord Abbett Bond Debenture
  American Funds Global Growth Fund                   Portfolio -- Class A
  American Funds Growth Fund                       Lord Abbett Growth and Income
  American Funds Growth-Income Fund                   Portfolio -- Class B
DELAWARE VIP TRUST -- STANDARD CLASS               Lord Abbett Mid Cap Value
  Delaware VIP Small Cap Value Series                 Portfolio -- Class B
FIDELITY(R) VARIABLE INSURANCE                     Met/AIM Capital Appreciation
  PRODUCTS -- SERVICE CLASS 2                         Portfolio -- Class A
  Contrafund(R) Portfolio                          Met/AIM Small Cap Growth Portfolio -- Class
  Mid Cap Portfolio                                   A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     PIMCO Inflation Protected Bond
  TRUST -- CLASS 2                                    Portfolio -- Class A
  Templeton Developing Markets Securities          Pioneer Fund Portfolio -- Class A
     Fund                                          Pioneer Strategic Income Portfolio -- Class
  Templeton Foreign Securities Fund                   A
JANUS ASPEN SERIES -- SERVICE SHARES               Third Avenue Small Cap Value
  Mid Cap Growth Portfolio                            Portfolio -- Class B
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        METROPOLITAN SERIES FUND, INC.
  Legg Mason Partners Variable Appreciation        BlackRock Aggressive Growth
     Portfolio -- Class I                             Portfolio -- Class D
  Legg Mason Partners Variable Equity Index        BlackRock Bond Income Portfolio -- Class A
     Portfolio -- Class II                         BlackRock Money Market Portfolio -- Class A
  Legg Mason Partners Variable Fundamental         Davis Venture Value Portfolio -- Class A
     Value Portfolio -- Class I                    FI Large Cap Portfolio -- Class A
  Legg Mason Partners Variable Investors           FI Value Leaders Portfolio -- Class D
     Portfolio -- Class I                          Lehman Brothers(R) Aggregate Bond Index
  Legg Mason Partners Variable Large Cap              Portfolio -- Class A
     Growth Portfolio -- Class I                   MetLife Aggressive Allocation
  Legg Mason Partners Variable Small Cap              Portfolio -- Class B
     Growth Portfolio -- Class I                   MetLife Conservative Allocation
  Legg Mason Partners Variable Social                 Portfolio -- Class B
     Awareness Portfolio                           MetLife Conservative to Moderate Allocation
LEGG MASON PARTNERS VARIABLE INCOME TRUST             Portfolio -- Class B
  Legg Mason Partners Variable Adjustable          MetLife Moderate Allocation
     Rate Income Portfolio                            Portfolio -- Class B
  Legg Mason Partners Variable High Income         MetLife Moderate to Aggressive Allocation
     Portfolio                                        Portfolio -- Class B
MET INVESTORS SERIES TRUST                         MetLife Stock Index Portfolio -- Class A
  BlackRock High Yield Portfolio -- Class A        MFS(R) Total Return Portfolio -- Class F
  BlackRock Large Cap Core Portfolio -- Class      MFS(R) Value Portfolio -- Class A
     E                                             Morgan Stanley EAFE(R) Index
  Clarion Global Real Estate                          Portfolio -- Class A
     Portfolio -- Class A                          Oppenheimer Global Equity
  Dreman Small Cap Value Portfolio -- Class A         Portfolio -- Class B
  Harris Oakmark International                     Russell 2000(R) Index Portfolio -- Class A
     Portfolio -- Class A                          T. Rowe Price Small Cap Growth
  Janus Forty Portfolio -- Class A                    Portfolio -- Class B
  Lazard Mid Cap Portfolio -- Class A              Western Asset Management U.S. Government
  Legg Mason Partners Managed Assets                  Portfolio -- Class A
     Portfolio -- Class A                        PIMCO VARIABLE INSURANCE
                                                   TRUST -- ADMINISTRATIVE CLASS
                                                   Total Return Portfolio
                                                 VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II
                                                   Comstock Portfolio






     Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


We also offer variable annuity Contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.


The Fixed Account is described in a separate prospectus. The Contract, certain contract features and/or some of the funding options may not be available in all states.



This prospectus sets forth the information that you should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated April 28, 2008. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, 3CP, Hartford, CT 06103-3415, call 1-800-842-9406, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                        PROSPECTUS DATED:  APRIL 28, 2008

                                TABLE OF CONTENTS






                                                                           PAGE
                                                                           ----
Glossary................................................................      4
Summary:................................................................      6
Fee Table...............................................................      9
Condensed Financial Information.........................................     14
The Annuity Contract and Your Retirement Plan...........................     14
The Annuity Contract....................................................     14
  Contract Owner Inquiries..............................................     15
  Purchase Payments.....................................................     15
  Purchase Payments--Section 403(b) Plans...............................     16
  Purchase Payment Credits..............................................     16
  Conservation Credit...................................................     16
  Accumulation Units....................................................     16
  The Variable Funding Options..........................................     17
   Metropolitan Series Fund, Inc. Asset Allocation Portfolios...........     23
Fixed Account...........................................................     24
Charges and Deductions..................................................     24
  General...............................................................     24
  Withdrawal Charge.....................................................     25
  Free Withdrawal Allowancee............................................     26
  Transfer Charge.......................................................     26
  Mortality and Expense Risk Charge.....................................     26
  Variable Funding Option Expenses......................................     26
  Floor Benefit/Liquidity Benefit Charges...............................     26
  Premium Tax...........................................................     26
  Changes in Taxes Based upon Premium or Value..........................     27
Transfers...............................................................     27
  Market Timing/Excessive Trading.......................................     27
Access to Your Money....................................................     29
  Systematic Withdrawals................................................     30
Ownership Provisions....................................................     30
  Types of Ownership....................................................     30
  Contract Owner........................................................     30
  Beneficiary...........................................................     30
  Annuitant.............................................................     31
Death Benefit...........................................................     31
  Death Proceeds before the Maturity Date...............................     31
  Optional Death Benefit and Credit.....................................     31
  Payment of Proceeds...................................................     32
  Beneficiary Contract Continuance......................................     32
  Planned Death Benefit.................................................     33
  Death Proceeds after the Maturity Date................................     33
The Annuity Period......................................................     33
  Maturity Date.........................................................     33
  Allocation of Annuity.................................................     34
  Variable Annuity......................................................     34
  Fixed Annuity.........................................................     35
  Liquidity Benefit.....................................................     35
Payment Options.........................................................     35
  Election of Options...................................................     35
  Annuity Options.......................................................     36
Miscellaneous Contract Provisions.......................................     37
  Right to Return.......................................................     37
  Termination...........................................................     37
  Required Reports......................................................     37
  Suspension of Payments................................................     37
  Misstatement..........................................................     38
The Separate Accounts...................................................     38
  Performance Information...............................................     39
Federal Tax Considerations..............................................     39
   General..............................................................     39
   Penalty Tax for Premature Distributions..............................     40
   Non-Qualified Annuities..............................................     41
  Diversification Requirements for Variable Annuities...................     41
   Ownership of the Investments.........................................     42
   Partial and Full Withdrawals.........................................     42
   Income Annuity Payments..............................................     42
   After Death & Death Benefits: Non-Qualified Annuities................     43
   Taxation of Death Benefit Proceeds...................................     43
   Qualified Annuity Contracts..........................................     44
   Taxation of Qualified Annuity Contracts..............................     44
   Mandatory Distributions for Qualified Plans..........................     44
   Minimum Distributions for Beneficiaries upon the Contract Owner's
     Death..............................................................     45
   Individual Retirement Annuities......................................     45
   Roth IRAs............................................................     46
   Conversion...........................................................     46
   Keogh................................................................     47
   Section 403(b) Plans and Arrangements................................     47
   Withdrawals and Income Payments......................................     47
   Section 403(b) Loans.................................................     48
   Designated Roth Accounts for 403(b) & 401(k) plans...................     48
   Qualified Pension and Profit-Sharing Plans...........................     49
   Section 457 Plans....................................................     50
   403(a)...............................................................     51
   The Employee Retirement Income Security Act of 1974..................     51
   Federal Income Tax Withholding & Eligible Rollover Distributions.....     51
   Other Non-Periodic Distributions (full or partial redemptions).......     52
   Periodic Distributions (distributions payable over a period greater
     than one year).....................................................     52
   Taxation of Death Benefit Proceeds...................................     52
   Other Tax Considerations.............................................     53
   Treatment of Charges for Optional Benefits (if available under your
     Contract)..........................................................     53
   Guaranteed Minimum Withdrawal Benefit (if available under your
     Contract)..........................................................     53
   Hurricane Relief.....................................................     53
   Puerto Rico Tax Considerations.......................................     54
   Non-Resident Aliens..................................................     54
  Changes to Tax Rules and Interpretations..............................     54
Information Incorporated by Reference...................................     55
Other Information.......................................................     55
  The Insurance Company.................................................     55
  Financial Statements..................................................     56
  Distribution of the Contracts.........................................     56
  Conformity with State and Federal Laws................................     58
  Voting Rights.........................................................     58
  Contract Modification.................................................     59
  Postponement of Payment (the "Emergency Procedure")...................     59
  Restrictions on Financial Transactions................................     59
  Legal Proceedings.....................................................     59

                                                                           PAGE
                                                                           ----
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account Five for Variable Annuities...................................    A-1
Appendix A-1: Condensed Financial Information for MetLife of CT Separate
  Account Six for Variable Annuities....................................   A-23
Appendix B: Additional Information Regarding the Underlying Funds.......    B-1
Appendix C: Portfolio Legal and Marketing Names.........................    C-1
Appendix D: Contents of the Statement of Additional Information.........    D-1
Appendix E: What You Need To Know If You Are A Texas Optional Retirement
  Program Participant...................................................    E-1
Appendix F: Competing Funds.............................................    F-1
Appendix G: Waiver of Withdrawal Charge for Nursing Home Confinement....    G-1
Appendix H: Market Value Adjustment.....................................    H-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.


CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.



COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.



COMPETING FUND -- any investment option under the plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments. Competing Funds are indicated on the Contract/Certificate Specifications page.


CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.


CONTRACT -- for convenience, means the Contract or Certificate


CONTRACT DATE -- the date on which the Contract is issued.


CONTRACT OWNER (YOU) -- the person named in the Contract (on the specifications page).


CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, One Cityplace, Hartford, CT 06103, or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.


PAYMENT OPTION -- an annuity or income option elected under your Contract.


PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- MetLife of CT Separate Account Five for Variable Annuities and MetLife of CT Separate Account Six for Variable Annuities, each a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.


UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission in which the Subaccounts invest.


VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- an open-end diversified management investment company that serves as an investment option under the Separate Account.



WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.


YOU, YOUR -- "You", depending on the context, may be the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person, a charitable remainder trust, or a plan (or the employer purchaser who has purchased the Contract on behalf of the plan).

                                    SUMMARY:

                           METLIFE RETIREMENT ACCOUNT



THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? MetLife Insurance Company of Connecticut (the "Company", "we" or "us") is the issuer of your Contract. The Company funds the Contract through segregated accounts, MetLife of CT Separate Account Five for Variable Annuities ("Separate Account Five") and MetLife of CT Separate Account Six for Variable Annuities ("Separate Account Six"). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six.



CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of the general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.



The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.



During the payout phase, you may choose one of a number of annuity options. You may receive income payments in the form of a variable annuity, a fixed annuity or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. The Contract is not available to new purchasers.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to make Purchase Payments under this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, that the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.


WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the Contract Owner. If a group Contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual Contract Owner or the group participant, as applicable. For convenience, we refer to both contracts and certificates as "Contracts". If a group unallocated Contract is purchased, we issue only a Contract.



We issue group Contracts in connection with retirement plans. Depending on your retirement plan provisions, certain features and/or Variable Funding Options described in this prospectus may not be available to you. Your retirement plan provisions supersede the prospectus. If you have any questions about your specific retirement plan, contact your retirement plan administrator.



IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, we may refund all of your purchase payments or your Contract Value. You bear the investment risk on the

Purchase Payments allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value returned to you may be greater or less than your Purchase Payment.


If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccounts, the Separate Account uses your Purchase Payments to purchase shares, at your direction, of one or more of the Variable Funding Options. In turn, each Variable Funding Option invests in an underlying mutual fund ("Underlying Fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense ("M&E") risk charge daily from the amounts you allocate to the Separate Account. We deduct the M&E risk charge at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 5% decreasing to 0% in year six or later.


Upon annuitization, if you select the Variable Annuitization Floor Benefit, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If you select the Liquidity Benefit, there is a charge of 5% of the amounts withdrawn.




HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.



For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. (See "Managed Distribution Program").



HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.


WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Any amounts paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Please refer to the "Death Benefit" section of the prospectus for more details.



WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A and Appendix A-1 to this prospectus provides more information about Accumulation Unit values.


ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.


     - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.



     - MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.





     - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the beneficiary.

                                    FEE TABLE

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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE........................................................    5%(1)
(as a percentage of the Purchase Payments and any applicable Purchase
  Payment Credits withdrawn)



TRANSFER CHARGE..........................................................   $10(2)
(assessed on transfers that exceed 12 per year)



LIQUIDITY BENEFIT CHARGE.................................................    5%
(During the annuity period, if you have elected the Liquidity Benefit, a surrender charge of 5% of the amount withdrawn will be assessed. See
  'Liquidity Benefit')



---------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                1 years               5%
         1 years                2 years               4%
         2 years                3 years               3%
         3 years                4 years               2%
         4 years                5 years               1%
        5 years+                                      0%



(2)   We do not currently assess the transfer charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)(3)

We will assess a minimum mortality and expense risk charge ("M&E") of 0.80% for the standard death benefit and 1.25% for the optional Death Benefit. Below is a summary of all maximum charges that may apply, depending on the death benefit you select and the optional features you select:

------------------------------------------------------------------------------------------
      STANDARD DEATH BENEFIT:                         OPTIONAL DEATH BENEFIT:
------------------------------------------------------------------------------------------
Mortality and Expense Risk Charge    0.80%      Mortality and Expense Risk Charge     1.25%
Administrative Expense Charge        None       Administrative Expense Charge         None
                                     ----                                             ----
  Total Annual Separate Account                 Total Annual Separate Account
     Charges                         0.80%      Charges                               1.25%
------------------------------------------------------------------------------------------


During the annuity period, if you have elected the Variable Annuitization Floor Benefit, a total annual separate account charge of up to 3.80% or 4.25% may apply. See "Variable Annuitization Floor Benefit".


(3)   We are waiving the following amounts of the M&E charge on these
      Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund, Inc.; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio of the Metropolitan Series Fund, Inc. We are also waiving an amount equal to the underlying fund expenses that are in excess of 0.91% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.87% for the Subaccount investing in the Lord Abbett Growth and Income Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 0.72% for the Subaccount investing in the Capital Guardian U.S. Equity Portfolio -- Class A of the Metropolitan Series Fund, Inc.; an amount equal to the underlying fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Bond Portfolio -- Class A of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the underlying fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International
      Portfolio -- Class B of the Met Investors Series Trust; the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the Subaccount investing in T. Rowe Price Small Cap Growth
      Portfolio -- Class B of the Metropolitan Series Fund, Inc.; the amount, if any, equal to the underlying fund expenses that are in excess of 0.90% for the Subaccount investing in the Oppenheimer Global Equity
      Portfolio -- Class B of the Metropolitan Series Fund, Inc.; and the amount, if any, equal to the underlying fund expenses that are in excess of 1.50% for the Subaccount investing in the Van Kampen Mid Cap Growth Portfolio -- Class B of the Met Investors Series Trust.





UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2007 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.29%      1.73%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................    0.53%       0.25%      0.02%           --          0.80%          --          0.80%
  American Funds Growth Fund.....    0.32%       0.25%      0.01%           --          0.58%          --          0.58%
  American Funds Growth-Income
     Fund........................    0.26%       0.25%      0.01%           --          0.52%          --          0.52%
DELAWARE VIP TRUST -- STANDARD
  CLASS
  Delaware VIP Small Cap Value
     Series......................    0.71%         --       0.10%           --          0.81%          --          0.81%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........    0.56%       0.25%      0.09%           --          0.90%          --          0.90%
  Dynamic Capital Appreciation
     Portfolio+..................    0.56%       0.25%      0.23%           --          1.04%          --          1.04%
  Mid Cap Portfolio..............    0.56%       0.25%      0.10%           --          0.91%          --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Templeton Developing Markets
     Securities Fund.............    1.23%       0.25%      0.25%           --          1.73%          --          1.73%
  Templeton Foreign Securities
     Fund........................    0.63%       0.25%      0.14%         0.02%         1.04%        0.02%         1.02%(1)
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Mid Cap Growth Portfolio.......    0.64%       0.25%      0.04%           --          0.93%          --          0.93%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason Partners Variable
     Aggressive Growth
     Portfolio -- Class I+++.....    0.75%         --       0.07%           --          0.82%          --          0.82%(2)
  Legg Mason Partners Variable
     Appreciation
     Portfolio -- Class I........    0.69%         --       0.11%         0.01%         0.81%          --          0.81%(2)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Legg Mason Partners Variable
     Capital and Income
     Portfolio -- Class I+.......    0.75%         --       0.13%           --          0.88%          --          0.88%
  Legg Mason Partners Variable
     Dividend Strategy
     Portfolio+++................    0.65%         --       0.33%           --          0.98%          --          0.98%(2)
  Legg Mason Partners Variable
     Equity Index
     Portfolio -- Class II.......    0.31%       0.25%      0.08%           --          0.64%          --          0.64%(2)
  Legg Mason Partners Variable
     Fundamental Value
     Portfolio -- Class I........    0.75%         --       0.08%           --          0.83%          --          0.83%(2)
  Legg Mason Partners Variable
     International All Cap
     Opportunity Portfolio+++....    0.85%         --       0.26%           --          1.11%          --          1.11%(2)
  Legg Mason Partners Variable
     Investors Portfolio -- Class
     I...........................    0.62%         --       0.14%           --          0.76%          --          0.76%(2)
  Legg Mason Partners Variable
     Large Cap Growth
     Portfolio -- Class I++......    0.75%         --       0.15%           --          0.90%          --          0.90%(3)
  Legg Mason Partners Variable
     Small Cap Growth
     Portfolio -- Class I........    0.75%         --       0.35%           --          1.10%          --          1.10%(2)
  Legg Mason Partners Variable
     Social Awareness
     Portfolio++.................    0.67%         --       0.38%           --          1.05%          --          1.05%(2)
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
  Legg Mason Partners Variable
     Adjustable Rate Income
     Portfolio++.................    0.55%       0.25%      0.60%           --          1.40%          --          1.40%(2)
  Legg Mason Partners Variable
     High Income Portfolio++.....    0.60%         --       0.15%           --          0.75%          --          0.75%(2)
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........    0.60%         --       0.13%           --          0.73%          --          0.73%
  BlackRock Large Cap Core
     Portfolio -- Class E........    0.58%       0.15%      0.06%           --          0.79%          --          0.79%
  Clarion Global Real Estate
     Portfolio -- Class A........    0.61%         --       0.04%           --          0.65%          --          0.65%
  Dreman Small Cap Value
     Portfolio -- Class A........    0.79%         --       0.13%           --          0.92%          --          0.92%(4)
  Harris Oakmark International
     Portfolio -- Class A........    0.77%         --       0.09%           --          0.86%          --          0.86%
  Janus Forty Portfolio -- Class
     A...........................    0.65%         --       0.05%           --          0.70%          --          0.70%
  Lazard Mid Cap
     Portfolio -- Class A........    0.69%         --       0.07%           --          0.76%          --          0.76%
  Legg Mason Partners Managed
     Assets Portfolio -- Class
     A...........................    0.50%         --       0.12%           --          0.62%          --          0.62%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
  Lord Abbett Growth and Income
     Portfolio -- Class B........    0.49%       0.25%      0.03%           --          0.77%          --          0.77%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........    0.67%       0.25%      0.09%           --          1.01%          --          1.01%
  Met/AIM Capital Appreciation
     Portfolio -- Class A........    0.76%         --       0.10%           --          0.86%          --          0.86%
  Met/AIM Small Cap Growth
     Portfolio -- Class A........    0.86%         --       0.06%           --          0.92%          --          0.92%
  MFS(R) Emerging Markets Equity
     Portfolio -- Class A+.......    1.00%         --       0.25%           --          1.25%          --          1.25%
  MFS(R) Research International
     Portfolio -- Class B+.......    0.70%       0.25%      0.09%           --          1.04%          --          1.04%
  PIMCO Inflation Protected Bond
     Portfolio -- Class A........    0.50%         --       0.05%           --          0.55%          --          0.55%
  Pioneer Fund Portfolio -- Class
     A...........................    0.75%         --       0.23%           --          0.98%          --          0.98%(5)
  Pioneer Strategic Income
     Portfolio -- Class A........    0.60%         --       0.09%           --          0.69%          --          0.69%(4)

                                             DISTRIBUTION                               TOTAL   CONTRACTUAL FEE    NET TOTAL
                                                AND/OR                                  ANNUAL       WAIVER          ANNUAL
                                  MANAGEMENT    SERVICE     OTHER  ACQUIRED FUND FEES OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND                       FEE    (12b-1) FEES EXPENSES    AND EXPENSES*    EXPENSES  REIMBURSEMENT     EXPENSES**
---------------                   ---------- ------------ -------- ------------------ --------- --------------- ---------------
  Third Avenue Small Cap Value
     Portfolio -- Class B........    0.73%       0.25%      0.03%           --          1.01%          --          1.01%
  Van Kampen Mid Cap Growth
     Portfolio -- Class B+.......    0.70%       0.25%      0.18%           --          1.13%          --          1.13%
METROPOLITAN SERIES FUND, INC.
  BlackRock Aggressive Growth
     Portfolio -- Class D........    0.71%       0.10%      0.05%           --          0.86%          --          0.86%
  BlackRock Bond Income
     Portfolio -- Class A........    0.38%         --       0.06%           --          0.44%        0.01%         0.43%(6)
  BlackRock Money Market
     Portfolio -- Class A........    0.33%         --       0.07%           --          0.40%        0.01%         0.39%(7)
  Capital Guardian U.S. Equity
     Portfolio -- Class A+.......    0.66%         --       0.05%           --          0.71%          --          0.71%
  Davis Venture Value
     Portfolio -- Class A........    0.69%         --       0.04%           --          0.73%          --          0.73%
  FI Large Cap Portfolio -- Class
     A...........................    0.77%         --       0.07%           --          0.84%          --          0.84%
  FI Value Leaders
     Portfolio -- Class D........    0.64%       0.10%      0.07%           --          0.81%          --          0.81%
  Jennison Growth
     Portfolio -- Class B+.......    0.63%       0.25%      0.04%           --          0.92%          --          0.92%
  Lehman Brothers(R) Aggregate
     Bond Index
     Portfolio -- Class A........    0.25%         --       0.05%           --          0.30%        0.01%         0.29%(8)
  MetLife Aggressive Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.04%         0.73%         1.12%        0.04%         1.08%(9)
  MetLife Conservative Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.05%         0.59%         0.99%        0.05%         0.94%(9)
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........    0.10%       0.25%      0.01%         0.64%         1.00%        0.01%         0.99%(9)
  MetLife Moderate Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.67%         1.01%          --          1.01%(9)
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........    0.08%       0.25%      0.01%         0.70%         1.04%          --          1.04%(9)
  MetLife Stock Index
     Portfolio -- Class A........    0.25%         --       0.04%           --          0.29%        0.01%         0.28%(10)
  MFS(R) Total Return
     Portfolio -- Class F........    0.53%       0.20%      0.05%           --          0.78%          --          0.78%
  MFS(R) Value Portfolio -- Class
     A...........................    0.72%         --       0.05%           --          0.77%        0.07%         0.70%(11)
  Morgan Stanley EAFE(R) Index
     Portfolio -- Class A........    0.30%         --       0.12%         0.01%         0.43%        0.01%         0.42%(12)
  Oppenheimer Global Equity
     Portfolio -- Class B........    0.51%       0.25%      0.10%           --          0.86%          --          0.86%
  Russell 2000(R) Index
     Portfolio -- Class A........    0.25%         --       0.07%         0.01%         0.33%        0.01%         0.32%(10)
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........    0.51%       0.25%      0.08%           --          0.84%          --          0.84%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........    0.49%         --       0.05%           --          0.54%          --          0.54%
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
  Total Return Portfolio.........    0.25%         --       0.58%           --          0.83%          --          0.83%
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
  Comstock Portfolio.............    0.56%       0.25%      0.03%           --          0.84%          --          0.84%
  Enterprise Portfolio+..........    0.50%       0.25%      0.17%           --          0.92%          --          0.92%
WELLS FARGO VARIABLE TRUST
  VT Small/Mid Cap Value Fund+...    0.75%       0.25%      0.46%           --          1.46%        0.32%         1.14%(13)



---------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.


** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.


+ Not available under all Contracts. Availability depends on Contract issue date.

++ Fees and expenses of this Portfolio are based on the Portfolio's fiscal year ended October 31, 2007.




(1) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the Sweep Money Fund which is the "acquired fund" in this case) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.




(2) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.




(3) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward. Due to contractual waivers and/or reimbursements in place through March 1, 2009, the Portfolio's actual total net operating expenses, excluding brokerage, taxes, interest and extraordinary expenses, are not expected to exceed 0.78% prior to that date.




(4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the preceding fiscal year.




(5) Other Expenses have been restated to reflect a change in Transfer Agent fee schedule as if fees had been in effect during the previous fiscal year.




(6) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.325% for the amounts over $1 billion but less than $2 billion.




(7) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.




(8) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.244%.




(9) The Portfolio is a "fund of funds" that invests substantially all of its assets in other portfolios of the Metropolitan Series Fund, Inc. and the Met Investors Series Trust. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to waive fees or pay all expenses (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) so as to limit the net operating expenses of the Portfolio (other than acquired fund fees and expenses, brokerage costs, taxes, interest and any extraordinary expenses) to 0.10% for the Class A shares, 0.35% for the Class B shares and 0.25% for the Class E shares.




(10) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.243%.


(11) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.65% for the first $1.25 billion of the Portfolio's average daily net assets, 0.60% for the next $250 million and 0.50% for amounts over $1.5 billion.


(12) MetLife Advisers, LLC has contractually agreed, for the period April 28, 2008 through April 30, 2009, to reduce the Management Fee for each Class of the Portfolio to 0.293%.


(13) The adviser has committed through April 30, 2009, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio, excluding the expenses of any money market fund held by the Fund, as shown.




EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes that you have elected the Optional Death Benefit and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the Optional Death Benefit.

EXAMPLE 1.

MAXIMUM CHARGES (assuming you select the Optional Death Benefit)

                                    IF CONTRACT IS SURRENDERED AT THE               IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                     ANNUITIZED AT END OF PERIOD SHOWN:
                             ----------------------------------------------  ----------------------------------------------
FUNDING OPTION                 1 YEAR      3 YEARS     5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS    10 YEARS
--------------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Underlying Fund with
Maximum Total Annual
Operating Expenses.........     $811       $1,190      $1,693      $3,383       $386       $1,172      $1,976      $4,065
Underlying Fund with
Minimum Total Annual
Operating Expenses.........     $664         $748        $955      $1,907       $240         $740      $1,266      $2,705





                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------




See Appendices A and A-1.


                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------




If you participate through a retirement plan or other group arrangement, the Contract may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.



The Contract may provide that a plan administrative fee will be paid by making a withdrawal from your Contract Value. Also, the Contract may require that you or your beneficiary obtain a signed authorization from your employer or plan administrator to exercise certain rights. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to the retirement plan. We will not be responsible for determining what the plan says. You should consult the Contract and plan document to see how you may be affected. If you are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to you.


                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------




MetLife Retirement Account Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.


We encourage you to evaluate the fees, expenses, benefits and features of this annuity Contract against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.


You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax-deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.


Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. The Contract is not available to new purchasers.



Purchase of this Contract through a tax-qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.



Because the Contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law.



CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

PURCHASE PAYMENTS




Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.



We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days of our receipt, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.



We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a

Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money"). Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.



We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission (the "SEC")).


Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


We will provide you with the address of the office to which Purchase Payments are to be sent.



If you send Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your Contract.



PURCHASE PAYMENTS -- SECTION 403(B) PLANS





Recently, the Internal Revenue Service announced new regulations affecting
Section 403(b) plans and arrangements. As part of these regulations, employers will need to meet certain requirements in order for their employees' annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). These regulations are generally effective January 1, 2009. Prior to the new rules, transfers of one annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional purchase payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.



If your Contract/Certificate was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and you have never made salary reduction contributions into your Contract/Certificate, we urge you to consult with your tax advisor prior to making additional purchase payments.



PURCHASE PAYMENT CREDITS


If, for an additional charge, you select the Optional Death Benefit, we will add a credit to your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Variable Funding Options to which your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may more than offset the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.

CONSERVATION CREDIT



If you are purchasing this Contract with funds from another Contract issued by us or our affiliates, you may receive a conservation credit to your Purchase Payments. If applied, we will determine the amount of such credit.

ACCUMULATION UNITS




The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Variable Funding Option (or taken from each Variable Funding Option) by the value of its Accumulation Unit. Normally we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the Maturity Date), you are credited with Annuity Units.


THE VARIABLE FUNDING OPTIONS




You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through variable annuity contracts, variable life insurance products, and maybe in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.



We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.


If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



In certain circumstances, the Company's ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which the Company can remove an Underlying Fund, which, in some cases, may differ from the Company's own selection criteria. In addition, during the term of the agreement, subject to the Company's fiduciary and other legal duties, the Company is generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of the Travelers insurance companies -- The Travelers Insurance Company and The Travelers Life and Annuity Company -- (now MetLife Insurance Company of Connecticut) -- from Citigroup. Legg Mason replaced the Citigroup affiliates as party to the agreement when Citigroup sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to the Company with respect to Underlying Funds advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.



PAYMENTS WE RECEIVE. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC, and Met Investors Advisory, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.


The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory, LLC, which are formed as "limited liability companies." The Company's ownership interests in MetLife Advisers, LLC and Met Investors Advisory, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Fund. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee
Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.



We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.





The current Variable Funding Options are listed below, along with their investment advisers and any subadviser.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth Fund  Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth Fund         Seeks capital appreciation         Capital Research and Management
                                   through stocks.                    Company
American Funds Growth-Income Fund  Seeks both capital appreciation    Capital Research and Management
                                   and income.                        Company
DELAWARE VIP TRUST -- STANDARD
  CLASS
Delaware VIP Small Cap Value       Seeks capital appreciation.        Delaware Management Company
  Series
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks capital appreciation.        Fidelity Management & Research
                                                                      Company
Dynamic Capital Appreciation       Seeks capital appreciation.        Fidelity Management & Research
  Portfolio+                                                          Company
Mid Cap Portfolio                  Seeks long-term growth of          Fidelity Management & Research
                                   capital.                           Company
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Templeton Developing Markets       Seeks long-term capital            Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities Fund  Seeks long-term capital growth.    Templeton Investment Counsel, LLC
                                                                      Subadviser: Franklin Templeton
                                                                      Investment Management Limited
JANUS ASPEN SERIES -- SERVICE
  SHARES
Mid Cap Growth Portfolio           Seeks long-term growth of          Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason Partners Variable       Seeks capital appreciation.        Legg Mason Partners Fund Advisor,
  Aggressive Growth                                                   LLC
  Portfolio -- Class I+                                               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term appreciation of    Legg Mason Partners Fund Advisor,
  Appreciation Portfolio -- Class  capital.                           LLC
  I                                                                   Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return (that is, a     Legg Mason Partners Fund Advisor,
  Capital and Income               combination of income and long-    LLC
  Portfolio -- Class I+            term capital appreciation).        Subadvisers: Western Asset
                                                                      Management Company; ClearBridge
                                                                      Advisors, LLC; Western Asset
                                                                      Management Company Limited
Legg Mason Partners Variable       Seeks capital appreciation,        Legg Mason Partners Fund Advisor,
  Dividend Strategy Portfolio+     principally through investments    LLC
                                   in dividend-paying stocks.         Subadviser: ClearBridge Advisors,
                                                                      LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Legg Mason Partners Variable       Seeks investment results that,     Legg Mason Partners Fund Advisor,
  Equity Index Portfolio -- Class  before expenses, correspond to     LLC
  II                               the price and yield performance    Subadviser: Batterymarch
                                   of the S&P 500(R) Index.           Financial Management, Inc.
Legg Mason Partners Variable       Seeks long-term capital growth.    Legg Mason Partners Fund Advisor,
  Fundamental Value                Current income is a secondary      LLC
  Portfolio -- Class I             consideration.                     Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks total return on assets from  Legg Mason Partners Fund Advisor,
  International All Cap            growth of capital and income.      LLC
  Opportunity Portfolio+                                              Subadviser: Global Currents
                                                                      Investment Management, LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Investors Portfolio -- Class I   capital. Current income is a       LLC
                                   secondary objective.               Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Large Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks long-term growth of          Legg Mason Partners Fund Advisor,
  Small Cap Growth                 capital.                           LLC
  Portfolio -- Class I                                                Subadviser: ClearBridge Advisors,
                                                                      LLC
Legg Mason Partners Variable       Seeks capital appreciation and     Legg Mason Partners Fund Advisor,
  Social Awareness Portfolio       retention of net investment        LLC
                                   income.                            Subadviser: Legg Mason Investment
                                                                      Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST
Legg Mason Partners Variable       Seeks to provide high current      Legg Mason Partners Fund Advisor,
  Adjustable Rate Income           income and to limit the degree of  LLC
  Portfolio                        fluctuation of its net asset       Subadviser: Western Asset
                                   value resulting from movements in  Management Company
                                   interest rates.
Legg Mason Partners Variable High  Seeks high current income.         Legg Mason Partners Fund Advisor,
  Income Portfolio                 Secondarily, seeks capital         LLC
                                   appreciation.                      Subadvisers: Western Asset
                                                                      Management Company; Western Asset
                                                                      Management Company Limited
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,    Met Investors Advisory, LLC
  Portfolio -- Class A             consistent with income generation  Subadviser: BlackRock Financial
                                   and prudent investment             Management, Inc.
                                   management.
BlackRock Large Cap Core           Seeks long-term capital growth.    Met Investors Advisory, LLC
  Portfolio -- Class E                                                Subadviser: BlackRock Advisors,
                                                                      LLC
Clarion Global Real Estate         Seeks to provide total return      Met Investors Advisory, LLC
  Portfolio -- Class A             through investment in real estate  Subadviser: ING Clarion Real
                                   securities, emphasizing both       Estate Securities, L.P.
                                   capital appreciation and current
                                   income.
Dreman Small Cap Value             Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Dreman Value
                                                                      Management, L.L.C.

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Harris Oakmark International       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class A             appreciation.                      Subadviser: Harris Associates
                                                                      L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.        Met Investors Advisory, LLC
                                                                      Subadviser: Janus Capital
                                                                      Management LLC
Lazard Mid Cap Portfolio -- Class  Seeks long-term growth of          Met Investors Advisory, LLC
  A                                capital.                           Subadviser: Lazard Asset
                                                                      Management LLC
Legg Mason Partners Managed        Seeks high total return.           Met Investors Advisory, LLC
  Assets Portfolio -- Class A                                         Subadvisers: Batterymarch
                                                                      Financial Management, Inc.;
                                                                      Western Asset Management Company;
                                                                      ClearBridge Advisors, LLC; Legg
                                                                      Mason Global Asset Allocation,
                                                                      LLC
Lord Abbett Bond Debenture         Seeks high current income and the  Met Investors Advisory, LLC
  Portfolio -- Class A             opportunity for capital            Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high     LLC
                                   total return.
Lord Abbett Growth and Income      Seeks long-term growth of capital  Met Investors Advisory, LLC
  Portfolio -- Class B             and income without excessive       Subadviser: Lord, Abbett & Co.
                                   fluctuation in market value.       LLC
Lord Abbett Mid Cap Value          Seeks capital appreciation         Met Investors Advisory, LLC
  Portfolio -- Class B             through investments primarily in   Subadviser: Lord, Abbett & Co.
                                   equity securities which are        LLC
                                   believed to be undervalued in the
                                   marketplace.
Met/AIM Capital Appreciation       Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A                                                Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
Met/AIM Small Cap Growth           Seeks long-term growth of          Met Investors Advisory, LLC
  Portfolio -- Class A             capital.                           Subadviser: Invesco Aim Capital
                                                                      Management, Inc.
MFS(R) Emerging Markets Equity     Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class A+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
MFS(R) Research International      Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Massachusetts
                                                                      Financial Services Company
PIMCO Inflation Protected Bond     Seeks to provide maximum real      Met Investors Advisory, LLC
  Portfolio -- Class A             return, consistent with            Subadviser: Pacific Investment
                                   preservation of capital and        Management Company LLC
                                   prudent investment management.
Pioneer Fund Portfolio -- Class A  Seeks reasonable income and        Met Investors Advisory, LLC
                                   capital growth.                    Subadviser: Pioneer Investment
                                                                      Management, Inc.
Pioneer Strategic Income           Seeks a high level of current      Met Investors Advisory, LLC
  Portfolio -- Class A             income.                            Subadviser: Pioneer Investment
                                                                      Management, Inc.
Third Avenue Small Cap Value       Seeks long-term capital            Met Investors Advisory, LLC
  Portfolio -- Class B             appreciation.                      Subadviser: Third Avenue
                                                                      Management LLC

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
Van Kampen Mid Cap Growth          Seeks capital appreciation.        Met Investors Advisory, LLC
  Portfolio -- Class B+                                               Subadviser: Morgan Stanley
                                                                      Investment Management, Inc.
                                                                      (d/b/a Van Kampen)
METROPOLITAN SERIES FUND, INC.
BlackRock Aggressive Growth        Seeks maximum capital              MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                      Subadviser: BlackRock Advisors,
                                                                      LLC
BlackRock Bond Income              Seeks a competitive total return   MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in        Subadviser: BlackRock Advisors,
                                   fixed-income securities.           LLC
BlackRock Money Market             Seeks a high level of current      MetLife Advisers, LLC
  Portfolio -- Class A             income consistent with             Subadviser: BlackRock Advisors,
                                   preservation of capital.           LLC
Capital Guardian U.S. Equity       Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class A+            capital.                           Subadviser: Capital Guardian
                                                                      Trust Company
Davis Venture Value                Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class A                                                Subadviser: Davis Selected
                                                                      Advisers, L.P.
FI Large Cap Portfolio -- Class A  Seeks long-term growth of          MetLife Advisers, LLC
                                   capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
FI Value Leaders                   Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class D             capital.                           Subadviser: Pyramis Global
                                                                      Advisors, LLC
Jennison Growth                    Seeks long-term growth of          MetLife Advisers, LLC
  Portfolio -- Class B+            capital.                           Subadviser: Jennison Associates
                                                                      LLC
Lehman Brothers(R) Aggregate Bond  Seeks to equal the performance of  MetLife Advisers, LLC
  Index Portfolio -- Class A       the Lehman Brothers(R) Aggregate   Subadviser: MetLife Investment
                                   Bond Index.                        Advisors Company, LLC
MetLife Aggressive Allocation      Seeks growth of capital.           MetLife Advisers, LLC
  Portfolio -- Class B
MetLife Conservative Allocation    Seeks high level of current        MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital as
                                   a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the     MetLife Advisers, LLC
  Allocation Portfolio -- Class B  form of income and growth of capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high     MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a greater
                                   emphasis on growth of capital.
MetLife Moderate to Aggressive     Seeks growth of capital.           MetLife Advisers, LLC
  Allocation Portfolio -- Class B
MetLife Stock Index                Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the Standard & Poor's 500(R)       Subadviser: MetLife Investment
                                   Composite Stock Price Index.       Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return     MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a            Subadviser: Massachusetts
                                   diversified portfolio.             Financial Services Company

             FUNDING                           INVESTMENT                         INVESTMENT
              OPTION                           OBJECTIVE                      ADVISER/SUBADVISER
---------------------------------  ---------------------------------  ---------------------------------
MFS(R) Value Portfolio -- Class A  Seeks capital appreciation and     MetLife Advisers, LLC
                                   reasonable income.                 Subadviser: Massachusetts
                                                                      Financial Services Company
Morgan Stanley EAFE(R) Index       Seeks to equal the performance of  MetLife Advisers, LLC
  Portfolio -- Class A             the MSCI EAFE(R) Index.            Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
Oppenheimer Global Equity          Seeks capital appreciation.        MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: OppenheimerFunds,
                                                                      Inc.
Russell 2000(R) Index              Seeks to equal the return of the   MetLife Advisers, LLC
  Portfolio -- Class A             Russell 2000(R) Index.             Subadviser: MetLife Investment
                                                                      Advisors Company, LLC
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.    MetLife Advisers, LLC
  Portfolio -- Class B                                                Subadviser: T. Rowe Price
                                                                      Associates, Inc.
Western Asset Management U.S.      Seeks to maximize total return     MetLife Advisers, LLC
  Government Portfolio -- Class A  consistent with preservation of    Subadviser: Western Asset
                                   capital and maintenance of         Management Company
                                   liquidity.
PIMCO VARIABLE INSURANCE
  TRUST -- ADMINISTRATIVE CLASS
Total Return Portfolio             Seeks maximum total return,        Pacific Investment Management
                                   consistent with preservation of    Company LLC
                                   capital and prudent investment
                                   management.
VAN KAMPEN LIFE INVESTMENT
  TRUST -- CLASS II
Comstock Portfolio                 Seeks capital growth and income    Van Kampen Asset Management
                                   through investments in equity
                                   securities, including common
                                   stocks, preferred stocks and
                                   securities convertible into
                                   common and preferred stocks.
Enterprise Portfolio+              Seeks capital appreciation         Van Kampen Asset Management
                                   through investments in securities
                                   believed by the Portfolio's
                                   investment adviser to have above
                                   average potential for capital
                                   appreciation.
WELLS FARGO VARIABLE TRUST
VT Small/Mid Cap Value Fund+       Seeks long-term capital            Wells Fargo Funds Management, LLC
                                   appreciation.                      Subadviser: Wells Capital
                                                                      Management Incorporated



---------

+ Not available under all Contracts. Availability depends on Contract issue date.



++ Certain Variable Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".



METROPOLITAN SERIES FUND, INC. ASSET ALLOCATION PORTFOLIOS


The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio and the MetLife Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund, Inc. or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.



A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers. For more information regarding the asset allocation portfolios, please read the prospectus for these portfolios.


                                  FIXED ACCOUNT

--------------------------------------------------------------------------------



We may offer our Fixed Account as a funding option. Please see separate prospectus for more information.

                             CHARGES AND DEDUCTIONS

--------------------------------------------------------------------------------




GENERAL



We deduct the charges described below. The charges are for the services and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:



     - the ability for you to make withdrawals and surrenders under the Contracts;



     - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;



     - the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);



     -    administration of the annuity options available under the Contracts;
          and



     -    the distribution of various reports to Contract Owners.


Costs and expenses we incur include:


     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;



     - sales and marketing expenses including commission payments to your sales agent; and


     -    other costs of doing business.

Risks we assume include:


     - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;



     - that the amount of the death benefit will be greater than the Contract Value; and


     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.


We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


Withdrawals pursuant to a request to divide Contract Value due to a divorce are subject to withdrawal charges.



WITHDRAWAL CHARGE


We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:

     YEARS SINCE PURCHASE PAYMENT MADE
------------------------------------------
GREATER THAN OR EQUAL TO     BUT LESS THAN    WITHDRAWAL CHARGE
------------------------     -------------    -----------------
         0 years                 1 year               5%
         1 year                 2 years               4%
         2 years                3 years               3%
         3 years                4 years               2%
         4 years                5 years               1%
        5+ years                                      0%




For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:



     (a)  any Purchase Payments to which no withdrawal charge applies then



     (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then



     (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally



     (d)  from any Contract earnings


Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

     -    from payments we make due to the death of the Annuitant

     - if an annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit")

     - from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

     - if withdrawals are taken under our Managed Distribution Program, if elected by you (see Access to Your Money) or


     - if you are confined to an eligible nursing home, as described in Appendix G


IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

     -    from payments we make due to the death of the Annuitant

     -    if an annuity payout has begun

     - from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

     - if withdrawals are taken as a minimum distribution, as defined under The Code

     -    if withdrawals are taken due to a hardship, as defined under The Code

     - if withdrawals are taken due to a disability, as defined under The Code, of the Annuitant;

     - if you are confined to an eligible nursing home, as described in Appendix C (403 (b) plans only).

FREE WITHDRAWAL ALLOWANCE



Beginning in the second Contract Year, you may withdraw up to 20% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year.


Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.


TRANSFER CHARGE




We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.


MORTALITY AND EXPENSE RISK CHARGE




Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 0.80% annually. If you choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.


VARIABLE FUNDING OPTION EXPENSES




We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES




If you select the Variable Annuitization Floor Benefit, we deduct a charge upon election of this benefit. This charge compensates us for guaranteeing a minimum variable Annuity Payment regardless of the performance of the Variable Funding Options you selected. This charge will vary based upon market conditions, but will never increase your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn during the annuity period. Please refer to the "Payment Options" section for a description of these benefits.





PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE



If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------




Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.


Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.


Currently, there are no charges for transfers; however, we reserve the right to charge a $10 fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.



You may also transfer between the Variable Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months for the date of the transfer. Amounts previously transferred from a Competing Fund to and Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix H -- Competing Funds".)



MARKET TIMING/EXCESSIVE TRADING



Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, Clarion Global Real Estate Portfolio, MFS(R) Emerging Markets Equity Portfolio, Delaware VIP Small Cap Value Series, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Legg Mason Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Opportunities Portfolio, Legg Mason Partners Variable Small Cap Growth Portfolio, Dreman Small Cap Value Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Morgan Stanley EAFE(R) Index Portfolio, Pioneer Strategic Income Portfolio, Oppenheimer Global Equity Portfolio, BlackRock High Yield Portfolio, MFS(R) Research International Portfolio, Russell 2000(R) Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Third Avenue Small Cap Value Portfolio and Wells Fargo VT Small Mid Cap Value Fund -- the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. In addition, as described below, we treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



AMERICAN FUNDS((R)) MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:


     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or



     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds, we have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.



In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.




                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------




Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.


For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).


If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial
hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS




Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.


We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).


Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.



MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging Program will be permitted if you are participating in the Managed Distribution Program.


                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------



TYPES OF OWNERSHIP




CONTRACT OWNER



The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). You have sole power to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary


If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.

BENEFICIARY




You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.



Unless you have named an irrevocable beneficiary, you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT





The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.


                                  DEATH BENEFIT

--------------------------------------------------------------------------------



Before the Maturity Date, generally, a death benefit is payable when you die. At purchase, you elect either the standard death benefit or the optional death benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE



STANDARD DEATH BENEFIT

-------------------------------------------------------------------------------------
ANNUITANT'S AGE ON THE CONTRACT
              DATE                                DEATH BENEFIT PAYABLE
--------------------------------- ---------------------------------------------------
On or Before Age 80                 Greater of:
                                    1) Contract Value on the Death Report Date, or
                                    2) Total Purchase Payments less the total amount
                                       of any partial surrenders (including
                                       associated charges, if any).
--------------------------------- ---------------------------------------------------
After Age 80                        Contract Value less any applicable premium tax.
--------------------------------- ---------------------------------------------------


OPTIONAL DEATH BENEFIT AND CREDIT



The Optional Death Benefit and Credit varies depending on the Annuitant's age on the Contract Date.

-------------------------------------------------------------------------------------
ANNUITANT'S AGE ON THE CONTRACT
              DATE                                DEATH BENEFIT PAYABLE
--------------------------------- ---------------------------------------------------
Under Age 70                        Greater of:
                                    1) Contract Value on the Death Report Date, or
                                    2) Total Purchase Payments less the total of any
                                       withdrawals (and related charges); or
                                    3) Maximum Step-Up death benefit value (described
                                       below) in effect on Death Report Date which
                                       are associated with Contract Date
                                       anniversaries beginning with the 5th, and
                                       ending with the last before the Annuitant's
                                       76th birthday.
--------------------------------- ---------------------------------------------------
Age 70-75                           Greater of:
                                    1) Contract Value on Death Report Date, or
                                    2) Total Purchase Payments less the total of any
                                       withdrawals (and related charges); or
                                    3) Step-Up death benefit value (described below)
                                       in effect on Death Report Date associated with
                                       the 5th Contract Date anniversary.
--------------------------------- ---------------------------------------------------
Age 76-80                           Greater of (1) or (2) above.
--------------------------------- ---------------------------------------------------
Age over 80                         Contract Value on Death Report Date (less any
                                    applicable premium tax)
--------------------------------- ---------------------------------------------------


STEP-UP DEATH BENEFIT VALUE

We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, we will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

           50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS



We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

------------------------------------------------------------------------------------------------------
                                                                                      MANDATORY
      BEFORE THE MATURITY DATE,                   THE COMPANY WILL                   PAYOUT RULES
        UPON THE DEATH OF THE                   PAY THE PROCEEDS TO:                    APPLY*
------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                        The beneficiary (ies), or if none, to   Yes
                                       the Contract Owner's estate.
------------------------------------------------------------------------------------------------------
BENEFICIARY                            No death proceeds are payable;          N/A
                                       Contract continues.
------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                 No death proceeds are payable;          N/A
                                       Contract continues.
------------------------------------------------------------------------------------------------------


* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of the Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)




If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump-sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

     -    take a loan

     -    make additional Purchase Payments

     -    transfer ownership of the Contract

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT (INDIVIDUAL CONTRACTS ONLY)



You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

     - through an annuity for life or a period that does not exceed the beneficiary's life expectancy or


     - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater



You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE



If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------




MATURITY DATE



Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump-sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor . We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later. This requirement may be changed by us.


At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday, or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.





ALLOCATION OF ANNUITY



You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Contract Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers".)


ANNUITIZATION CREDIT. This credit is applied to the Contract Value used to purchase one of the annuity options described below. The credit equals 0.5% of your Contract Value if you annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.

VARIABLE ANNUITY



You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.


The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. You may select an assumed daily net investment factor of 3.0% or 5.0% upon each full or partial annuitization. The contract tables factor in an assumed net investment factor of 3.0% or 5.0%. We call this your net investment rate. Your net investment rate of 3.0% or 5.0% corresponds to an annual interest rate of 3.0% or 5.0%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3.0% or 5.0%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3.0% or 5.0%, then the dollar amount of your variable Annuity Payments will increase.


DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY




You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment (as described under "Variable Annuity,") except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.


LIQUIDITY BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS)





If you select any annuity option that guarantees you payments for a minimum period of time ("period certain"), you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first Contract Year. There is a charge of 5% of the amount withdrawn under this option.



For variable Annuity Payments, we use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level they would have been had no liquidation taken place.



For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level they would have been had no liquidation taken place.



The market value adjustment formula for calculating the present value described above for fixed Annuity Payments is as follows:


                                        n


                 Present Value = E[Payments x (1/1 + iC)(t/365)


                                      s = 1



Where



iC = the interest rate described above



n = the number of payments remaining in the Contract Owner's period certain at the time of request for this benefit



t = the number of days remaining until that payment is made, adjusting for leap years.



See Appendix D for examples of this market value adjustment.


                                 PAYMENT OPTIONS

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ELECTION OF OPTIONS


While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.


During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified

Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.


The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, we reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.


On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

VARIABLE ANNUITIZATION FLOOR BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS). This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, we will guarantee that, regardless of the performance of the Variable Funding Options selected by you, your Annuity Payments will never be less than a certain percentage of your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the FI Value Leaders Portfolio, BlackRock Bond Portfolio and the Western Asset Management U.S. Government Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual Separate Account charge by more than 3% per year.

We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.

ANNUITY OPTIONS



Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.


Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for beneficiaries.



Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the beneficiary designated.



Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.



Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax advisor before electing this option.


Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

                        MISCELLANEOUS CONTRACT PROVISIONS

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RIGHT TO RETURN



You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, we may refund all of your Purchase Payments or your Contract Value. You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, if your state only requires return of Contract Value, the Contract Value returned may be greater or less than your Purchase Payment.


If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION




We reserve the right to terminate the Contract on any business day if the Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If the Contract is terminated, we will pay you the Cash Surrender Value less any applicable premium tax,. In certain states, we may be required to pay you the Contract Value.


REQUIRED REPORTS



As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS




The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (the "NYSE") is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT



We may require proof of age of the Owner, beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.


Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, we are required to pay interest on any underpayments.


                              THE SEPARATE ACCOUNTS

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MetLife Insurance Company of Connecticut sponsors the separate accounts: MetLife of CT Separate Account Five and MetLife of CT Separate Account Six (the "Separate Accounts"), respectively. Both Separate Accounts were established on March 27, 1997 and are registered with the SEC as unit investment trusts under the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.



Before December 7, 2007 a contract with terms identical to this Contract was issued by MetLife Life and Annuity Company of Connecticut ("MLAC"), a stock life insurance company chartered in 1973 in Connecticut. The Contract was funded through MetLife of CT Separate Account Six for Variable Annuities, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.



On December 7, 2007, MLAC, a wholly-owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLAC's corporate existence ceased by operation of law and the Company assumed legal ownership of all of the assets of MLAC, including MetLife of CT Separate Account Six for Variable Annuities and its assets. Pursuant to the merger, therefore, MetLife of CT Separate Account Six for Variable Annuities became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLAC's liabilities and obligations, including those created under the MLAC contract (as initially issued by MLAC (formerly known as The Travelers Life and Annuity Company and outstanding on the date of the merger) and in connection with the market value adjustment feature of the MLAC contract. The MLAC contract has thereby become a variable contract funded by a separate account of the Company and each MLAC contract owner has thereby become a Contract Owner of the Company.



We hold the assets of the Separate Accounts for the exclusive benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company.



All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts or to qualified pension or retirement plans as permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.



We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.


Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding

Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.




We anticipate merging the Separate Account(s) with and into another separate account of the Company (the MetLife of CT Separate Account Eleven for Variable Annuities) during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contract. Similarly, the merger will not have any adverse impact on your Contract Value or any tax consequences for you.


PERFORMANCE INFORMATION



In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.


Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any optional features, they involve additional charges that will cause the performance of your Variable Funding Options to decrease. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.



Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.


In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

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GENERAL





THIS SECTION PROVIDES GENERAL INFORMATION REGARDING THE FEDERAL TAXATION OF ANNUITY CONTRACTS IN VARIOUS TAX "MARKETS", INCLUDING GENERAL INFORMATION REGARDING OPTIONAL ANNUITY CONTRACT BENEFITS SUCH AS LIVING BENEFITS RIDERS. THIS SECTION INCLUDES A DISCUSSION OF TAX MARKETS AND OPTIONAL BENEFITS THAT MAY NOT BE OFFERED BY THIS PROSPECTUS. CONSULT YOUR CONTRACT OR CERTIFICATE FOR MORE INFORMATION.



Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and/or Contract Owner, participant or Beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser prior to such purchase or the making of an election. It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed here. It should be understood that if a tax benefited plan loses its exempt status, employees could lose some of the tax benefits described. For further information, a qualified tax adviser should be consulted.



You are responsible for determining whether your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under your Contract satisfy applicable tax law.

Congress has recognized the value of saving for retirement by providing certain tax benefits for annuities. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 reduced the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts, like interest payable on fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (current top rate of 35%).



Under the current Code, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and dividends.



We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA (the Employee Retirement Income Security Act of 1974). If the Annuity is subject to the Retirement Equity Act because it is part of a plan subject to ERISA, the participant's spouse has certain rights which may be waived with the written consent of the spouse. Consult your tax advisor.



The rules for state and local income taxes may differ from the Federal income tax rules. Contract Owners of the Contract should consult their own tax advisors and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the contract.



Tax-Free Exchanges. Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.


Generation-Skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. Consult a tax advisor or attorney prior to naming a beneficiary or other payee under the Income Annuity to determine whether this tax may apply.



The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Contract Owners since the Company is the owner of the assets from which the tax benefits are derived.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS





Taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax due is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.



In general this does not apply to Section 457(b) annuities. However, it does apply to distributions from Contracts under Section 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.

NON-QUALIFIED ANNUITIES





If you purchase the Contract on an individual basis with after-tax dollars and not under a tax qualified retirement plan or Individual Retirement Account, your Contract is referred to as non-qualified.



As the Contract Owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.



If a non-qualified annuity is owned by other than an individual (e.g. by a corporation), however, increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.



The tax law treats all non-qualified deferred annuities issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Deferred Annuity to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may also adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.



Under Section 1035 of the Code, your non-qualified Contract may be exchanged for another Non-Qualified annuity without paying income taxes if certain Code requirements are met and income payments have not yet commenced. Code Section 1035 provides that no gain or loss is recognized when an annuity contract or a portion of an existing annuity account balance is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange (or a portion thereof) could result in your investment becoming subject to higher or lower fees and/or expenses.



For partial exchanges under Section 1035, it is conceivable that the IRS could require aggregation of the several contracts if distributions have been taken from any of the contracts after the exchange within a certain period of time (e.g. 24 months) resulting in greater taxable income and adverse tax consequences such as imposition of the 10% penalty if the taxpayer has not attained age 59 1/2 at the time of the distribution(s).



Additionally, consolidation of contracts under a Section 1035 exchange will cause an aggregation of contract values and may adversely impact gain reported and possible imposition of the 10% penalty if the taxpayer is under age 59 1/2 at the time of distribution from a consolidated contract.



Where otherwise permitted under the Contract, pledges, direct or indirect borrowing against the value of the Contract and other types of transfers of all or a portion of your Contract Value may result in the immediate taxation of the gain in your Contract. This rule may not apply to certain transfers between spouses or between ex-spouses which are considered incident to divorce as defined by the Code.



Consult your tax advisor prior to changing the annuitant or prior to changing the date you have determined to commence income payments, if permitted under the terms of your contract. It is conceivable that the IRS could consider such actions to be a taxable exchange of annuity contracts.



DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES





The Code requires that any non-qualified variable annuity contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.



If Underlying Fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the Separate Account(s) investing in the Underlying Fund may fail the diversification requirements of Section 817(h) of the Code, which could have adverse tax consequences for variable Contract Owners, including losing the benefit of tax deferral.



OWNERSHIP OF THE INVESTMENTS



In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.



PARTIAL AND FULL WITHDRAWALS





Any withdrawal is generally treated as coming first from earnings (determined based on the difference between the account balance prior to any surrender charges and the remaining basis, immediately prior to the withdrawal) and only after all earnings are paid out from your contributions (and thus a nontaxable return of principal). However, this rule does not apply to payments made under income annuities. Such payments are subject to an "exclusion ratio" or "excludable amount" which determines how much of each payment is a non-taxable return of your contributions/purchase payments and how much is a taxable payment of earnings. Once the total amount treated as a return of your contributions/purchase payments equals the amount of such contributions/purchase payments, all remaining payments are fully taxable.



Generally, when you (or your beneficiary in the case of a death benefit) make a partial withdrawal from your Non-Qualified Annuity, the Code treats such a withdrawal as:



     -    First coming from earnings (and thus subject to income tax); and



     - Then from your purchase payments (which are not subject to income tax).



This rule does not apply to payments made pursuant to an income pay-out option under your Contract.



In the case of a full withdrawal, the withdrawn amounts are treated as first coming from your non-taxable return of purchase payments and then from a taxable payment of earnings. In the event the proceeds on full surrender of your Contract are less than remaining purchase payments you may be able to claim a loss: consult a tax advisor as to whether a loss is allowable, the character of such loss and where to claim it in your Federal Income Tax return.



INCOME ANNUITY PAYMENTS





Generally, different tax rules apply to payments made pursuant to a pay-out option under your Contract than to withdrawals and payments received before the annuity starting date.



Income payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



     -    A non-taxable return of your purchase payment; and



     -    A taxable payment of earnings.



We will determine such excludable amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e. by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludable amount is different from our computation.



We generally will tell you how much of each income payment is a non-taxable return of your Purchase Payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Partial Annuitizations: At the present time the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your account balance is used to convert to income payments. Currently, we will treat the application of less than your entire Contract Value under a non-qualified Contract to a payment option (i.e. taking Annuity Payments) as a taxable withdrawal for federal income tax purposes (which may also be subject to the 10% penalty tax if you are under age 59 1/2). We will then treat the amount of the withdrawal (after any deductions for taxes) as the purchase price of an income annuity and tax report the income payments received for that annuity under the rules for variable income annuities. Consult your tax attorney prior to partially annuitizing your Contract.



Income payments and amounts received on the exercise of a full withdrawal or partial withdrawal option under your non-qualified Contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for income payment or withdrawals, whichever is applicable.



Additionally, if you are under age 59 1/2 at the time income payments commence and intend the income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after income payments commence will generally invalidate the exception and subject you to income tax, additional penalties and interest.



Generally, once the total amount treated as a non-taxable return of your purchase payment equals your purchase payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Under the Code, withdrawals or income payments from non-qualified annuities need not be made by a particular age. However, it is possible that the IRS may determine that you must take a lump sum withdrawal or elect to receive income payments by a certain age (e.g., 85).





AFTER DEATH & DEATH BENEFITS: NON-QUALIFIED ANNUITIES





TAXATION OF DEATH BENEFIT PROCEEDS





The death benefit under an annuity is generally taxable to the recipient beneficiary or other payee, such as your estate, in the same manner as distributions made to the contract owner (using the rules for withdrawals or income payments, whichever is applicable).



If you die before the annuity starting date, as defined under Treasury Regulations, we must make payment of your entire interest in the Contract within five years of the date of your death or begin payments for a period and in a manner allowed by the Code (and any regulations thereunder) to your beneficiary within one year of the date of your death. If your spouse is your beneficiary, he or she may elect to continue as "contract owner" of the Contract.



If the Contract is issued in your name after your death for the benefit of your designated beneficiary with a purchase payment which is directly transferred to the Contract from another non-qualified account or non-qualified annuity you owned, the entire interest in the Contract including the value of all benefits in addition to the account balance must be distributed to your designated beneficiary under the required minimum distribution rules under the Code that apply after your death. Additionally, the death benefit must continue to be distributed to your beneficiary's beneficiary in a manner at least as rapidly as the method of distribution in effect at the time of your beneficiary's death.

After your death, if your designated beneficiary does not timely elect in accordance with our procedures a method for the payment of the death benefit complying with the Code, the remaining interest in the Contract must be distributed within five years of the date of your death.



Code Section 72(s) requires that non-qualified annuity contracts meet minimum mandatory distribution requirements upon the death of any Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer contracts in accordance with these rules and we will notify you when you should begin receiving payments.



If you die on or after the "annuity starting date," as defined under Treasury Regulations, payments must continue to be made at least as rapidly as under the income type being used as of the date of your death.



If you die before all Purchase Payments are returned, the unreturned amount may be deductible on your final income tax return or deductible by either your beneficiary, if income payments continue after your death, or by your estate or your beneficiary if paid in a lump sum.



In the case of joint owners, the above rules will be applied on the death of any Contract Owner.



Where the Contract Owner is not a natural person, these rules will be applied on the death of or change of any annuitant (if changes to the annuitant are permitted under the Contract).



QUALIFIED ANNUITY CONTRACTS





If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), or deductible IRA contributions, your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.



All IRAs, TSAs (ERISA and non-ERISA) sec.457(b), sec.403(a), SEP and SIMPLE plans and 401(a) and 401(k) plans (hereinafter "Qualified Plans" unless otherwise specified) receive tax deferral under the Code. Although there are no additional tax benefits by funding your Qualified Plan with an annuity, doing so does offer you additional insurance benefits such as the availability of a guaranteed income for life.



TAXATION OF QUALIFIED ANNUITY CONTRACTS



Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts.


There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS



Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans 457(b) plans, and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax advisor as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide You with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for You or offer to do so at Your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH





Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased owner would have attained age 70 1/2, or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS:



While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



The Contract has not been submitted to the IRS for approval as to form as a valid IRA. Such approval would not constitute an IRS approval or endorsement of any funding options under the contract. IRS approval as to form is not required to constitute a valid IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and other adverse tax consequences.



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit is $5,000 in 2008, and may be indexed for inflation in future years. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. The single purchase payment may include the deductible contribution for the year of purchase. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+ catch-up).


Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.


Section 408(k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $46,000 or 100% of pay for each participant in 2008.



ROTH IRAS


Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


CONVERSION





You may convert/rollover an existing IRA to a Roth IRA if your modified adjusted gross income does not exceed $100,000 in the year you convert. If you are married but file separately, you may not convert a Traditional IRA into a Roth IRA.



Except to the extent you have non-deductible IRA contributions, the amount converted from an existing IRA into a Roth IRA is taxable. Generally, the 10% early withdrawal penalty does not apply to conversions/rollovers. (See discussion below).



Unless you elect otherwise, amounts you convert from a Traditional IRA to a Roth IRA will be subject to income tax withholding. The amount withheld is determined by the Code.



Note: new IRS guidance requires that in the case of a redesignation of a Traditional IRA into a Roth IRA under the same Contract, the amount that is treated as a taxable distribution is the entire value of the contract, in addition to the account balance. The method(s) under which this value must be determined has not been finalized by the IRS. However, interim guidance has been issued which provides the Issuer may use a method similar to that used in determining the required minimum distribution (but without certain exceptions and assumptions being permitted). Additionally, issuers are required to increase the value subject to tax in the year of the redesignation by any front loads or non-recurring charges (this could include contractual withdrawal charges) imposed in the 12 months prior to the conversion. If your Contract permits such redesignation, consult your tax advisor prior to redesignating your Traditional IRA to a Roth.



If you mistakenly convert or otherwise wish to change your Roth IRA contribution to a Traditional IRA contribution, the tax law allows you to reverse your conversion provided you do so before you file your tax return for the year of the contribution and if certain conditions are met.



In general, a taxpayer may be permitted to revoke or recharacterize a previous conversion from a Traditional IRA to a Roth IRA provided that certain conditions are met. Consult your tax advisor and the instructions to IRS Form 8606 which indicates how and when the recharacterization must be made to be valid and how amounts should be reported. The income tax regulations also impose a waiting period to make a reconversion after such a reversal or recharacterization.

KEOGH





A Keogh plan is generally a qualified retirement plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. The tax rules work similarly to the withdrawal, distribution and eligible distribution rules as under IRAs. However, there may be some differences: consult your tax advisor.



SECTION 403(B) PLANS AND ARRANGEMENTS





GENERAL



TSAs fall under sec.403(b) of the Code, which provides certain tax benefits to eligible employees of public school systems and organizations that are tax exempt under sec.501(c)(3) of the Code.



In general contributions to sec.403(b) arrangements are subject limitations under sec.415(c) of the Code (the lesser of 100% of includable compensation or the applicable limit for the year).



Note: Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract or sec.403(b)(7) custodial account, (b) significant restrictions on the ability for participants to direct proceeds between 403(b) annuity contracts and (c) additional restrictions on withdrawals of amount attributable to contributions other than elective deferrals.



The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects including a prohibition on the use of new life insurance contracts under 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective.



WITHDRAWALS AND INCOME PAYMENTS





If you are under 59 1/2, you cannot withdraw money from your TSA Contract unless the withdrawal:



     - Relates to Purchase Payments made prior to 1989 (and pre-1989 earnings on those Purchase Payments).



     -    Is directly transferred to another permissible investment under
          Section 403(b) arrangements;



     -    Relates to amounts that are not salary reduction elective deferrals;



     - Occurs after you die, leave your job or become disabled (as defined by the Code); or



     - Is for financial hardship (but only to the extent of Purchase Payments) if your plan allows it.



Purchase Payments for a tax-deferred annuity contract (including salary reduction contributions) may be made by an employer for employees under annuity plans adopted by public educational organizations and certain organizations which are tax exempt under Section 501 (c) (3) of the Code. Within statutory limits ($15,500 in 2008), such salary reduction contributions are not currently includable in the gross income of the participants. Additional "catch-up contributions" may be made by individuals age 50 or over. Increases in the value of the Contract attributable to these Purchase Payments are similarly not subject to current taxation. Instead, both the contributions to the tax-sheltered annuity and the income in the Contract are taxable as ordinary income when distributed.



An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except when due to death, disability, or as part of a series of payments for life or life expectancy, or made after the age of 55 with separation from service. There are other statutory exceptions that may apply in certain situations.



Amounts attributable to salary reductions made to a tax-sheltered annuity and income thereon may not be withdrawn prior to attaining the age of 59 1/2, severance from employment, death, total and permanent disability, or in the case of hardship as defined by federal tax law and regulations. Hardship withdrawals are available only to the extent of the salary reduction contributions and not from the income attributable to such contributions. These restrictions do not apply to assets held generally as of December 31, 1988.

Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the participant attains the age of 70 1/2 or the calendar year in which the Participant retires. Certain other mandatory distribution rules apply at the death of the participant.



Certain distributions, including most partial or full redemptions or "term-for-years" distributions of less than 10 years, are eligible for direct rollover to another 403 (b) contract, certain qualified plans or to an Individual Retirement Arrangement (IRA) without federal income tax or withholding.



To the extent an eligible rollover distribution is not directly rolled over to another 403(b) contract, an IRA or eligible qualified contract, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions which were not directly transferred to a qualified retirement program if the participant makes a rollover to a qualified retirement plan or IRA within 60 days of the distribution.



Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the Contract" is treated as a return of capital and is not taxable.



SECTION 403(B) LOANS





Some 403(b) Contract loans will be made only from a Fixed Account balance up to certain limits. In that case, we credit your Fixed Account. If your TSA Contract permits loans, such loans will be made only from any Fixed Account balance and only up to certain limits. In that case, we credit the Fixed Account balance up to the amount of the outstanding loan balance with a rate of interest that is less than the interest rate we charge for the loan.



The Code and applicable income tax regulations limit the amount that may be borrowed from your 403(b) annuity and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.



Your Contract will indicate whether contract loans are permitted. The terms of the loan are governed by the Contract and loan agreement. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



DESIGNATED ROTH ACCOUNTS FOR 403(B) & 401(K) PLANS





Effective January 1, 2006, employers that have established and maintain TSA or 401(k) plans (collectively the "Plan") may also establish a Qualified Roth Contribution Program under Section 402A of the Code ("Designated Roth Accounts") to accept after tax contributions as part of the TSA or 401(k) plan. In accordance with our administrative procedures, we may permit these contributions to be made as purchase payments to a Section 403(b) Contract or to a Contract issued under a 401(k) program under the following conditions:



     1. The employer maintaining the plan has demonstrated to our satisfaction that Designated Roth Accounts are permitted under the Plan.



     2. In accordance with our administrative procedures, the amount of elective deferrals has been irrevocably designated as an after-tax contribution to the Designated Roth Account.



     3. All state regulatory approvals have been obtained to permit the Contract to accept such after-tax elective deferral contributions (and, where permitted under the Qualified Roth Contribution Program and the Contract, rollovers and trustee-to-trustee transfers from other Designated Roth Accounts).



     4. In accordance with our procedures and in a form satisfactory to us, we may accept rollovers from other funding vehicles under any Qualified Roth Contribution Program of the same type in which the employee participates as well as trustee-to-trustee transfers from other funding vehicles under the same Qualified Roth Contribution Program for which the participant is making elective deferral contributions to the Contract.



     5. No other contribution types (including employer contributions, matching contributions, etc.) will be allowed as designated Roth contributions, unless they become permitted under the Code.

     6. If permitted under the Code, we may permit both pre-tax contributions under a plan as well as after-tax contributions under that Plan's Qualified Roth Contribution Program to be made under the same Contract as well as rollover contributions and contributions by trustee-to-trustee transfers. In such cases, we will account separately for the designated Roth contributions and the earnings thereon from the contributions and earnings made under the pre-tax TSA plan or pre-tax 401(k) plan (whether made as elective deferrals, rollover contributions or trustee-to-trustee transfers). As between the pre-tax or traditional Plan and the Qualified Roth Contribution Program, we will allocate any living benefits or death benefits provided under the Contract on a reasonable basis, as permitted under the tax law. However, we reserve the right to require a separate TSA Contract to accept designated Roth TSA contributions and a separate Section 401(k) Contract to accept designated Roth 401(k) contributions.



     7. We may refuse to accept contributions made as rollovers and trustee-to-trustee transfers, unless we are furnished with a breakdown as between participant contributions and earnings at the time of the contribution.



Many of the federal income tax rules pertaining to Designated Roth Accounts have not yet been finalized. Both you and your employer should consult their own tax and legal advisors prior to making or permitting contributions to be made to a Qualified Roth Contribution Program.



The following general tax rules are based on our understanding of the Code and any regulations issued through December 31, 2005, and are subject to change and to different interpretation as well as additional guidance in respect to areas not previously addressed:



     - The employer must permit contributions under a pre-tax 403(b) or pretax 401 (k) plan in order to permit contributions to be irrevocably designated and made part of the Qualified Roth Contribution Program.



     - Elective deferral contributions to the Designated Roth Account must be aggregated with all other elective deferral contributions made by a taxpayer for purposes of the individual Code Section 402(g) limits and the Code Section 414(v) limits (age 50+ catch-up) as well as contribution limits that apply under the Plan.



     - In general, the same tax law rules with respect to restricted monies, triggering events and permitted distributions will apply to the Designated Roth Accounts under the Plan, if such amounts have been held under any Designated Roth Account for at least 5 years, as apply to the traditional pre-tax accounts under the Plan ( e.g., death or disability of participant, severance from employment, attainment of age 59 1/2, or hardship (withdrawals only with respect to contributions), if permitted under the Plan).



     - If the amounts have been held under any Designated Roth Account of a participant for at least five years, and are made on account of death, disability, or after attainment of age 59 1/2, then any withdrawal, distribution or payment of these amounts is generally free of federal income tax ("Qualified Distribution").



     - Unlike Roth IRAs, withdrawals, distributions and payments that do not meet the five year rule will generally be taxed on a pro-rated basis with respect to earnings and after-tax contributions. The 10% penalty tax will generally apply on the same basis as a traditional pre-tax account under the Plan. Additionally, rollover distributions may only be made tax-free into another Designated Roth Account or into a Roth IRA.



     - Some states may not permit contributions to be made to a Qualified Roth Contribution Program or may require additional conforming legislation for these rules to become effective.



QUALIFIED PENSION AND PROFIT-SHARING PLANS





Like most other contributions made under a qualified pension or profit-sharing trust described in Section 401(a) of the Code and exempt from tax under Section 501(a) of the Code, a Purchase Payment made by an employer (including salary reduction contributions under Section 401(k) of the Code) is not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or Beneficiary. For 2008, the applicable limits are $46,000 for total contributions and $15,500 salary reduction contributions made pursuant to Code Section 401(k). Additional "catch-up contributions" may be made by individuals age 50 or over ($5000 for 2008).

Distributions in the form of annuity payments are taxable to the participant or Beneficiary as ordinary income in the year of receipt, except that any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Certain eligible rollover distributions including most partial and full surrenders or term-for-years distributions of less than 10 years are eligible for direct rollover to an eligible retirement plan or to an IRA without federal income tax withholding.



If a distribution that is eligible for rollover is not directly rolled over to another qualified retirement plan or IRA, 20% of the taxable amount must be withheld. In addition, current tax may be avoided on eligible rollover distributions that were not directly transferred to a qualified retirement program if the participant makes a rollover contribution to a qualified retirement plan or IRA within 60 days of the distribution.



Distributions must begin by April 1st of the calendar year following the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire, except that if you are a 5% owner as defined in Code Section 416(i)(1)(B), distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70 1/2. Certain other mandatory distribution rules apply on the death of the participant.



An additional tax of 10% will apply to any taxable distribution received by the participant before the age of 59 1/2, except by reason of death, disability or as part of a series of payments for life or life expectancy, or at early retirement at or after the age of 55. There are other statutory exceptions which may apply in certain situations. Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.



SECTION 457 PLANS



Section 457 of the Code allows employees and independent contractors of state and local governments and tax-exempt organizations to defer a portion of their salaries or compensation to retirement years without paying current income tax on either the deferrals or the earnings on the deferrals. Such deferrals are subject to limits similar to those applicable to 403(b) and 401(k) plans.





Such plans are not available for churches and qualified church controlled organizations.



The Contract Owner of contracts issued under Section 457 plans by non-governmental employers is the employer of the Participant and amounts may not be made available to Participants (or beneficiaries) until separation from service, retirement or death or an unforeseeable emergency as determined by Treasury Regulations. The proceeds of annuity contracts purchased by Section 457 plans are subject to the claims of general creditors of the employer or contractor. A different rule applies with respect to Section 457 plans that are established by governmental employers. The contract must be for the exclusive benefit of the Plan Participants (and their beneficiaries), and the governmental employer (and their creditors) must have no claim on the contract.



Distributions must begin by April 1st of the calendar year following the later of the calendar year in which the Participant attains the age of 70 1/2 or the calendar year in which the participant retires. Certain other mandatory distribution rules apply upon the death of the participant.



All distributions from plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the participant or Beneficiary.



Generally, monies in your Contract can not be "made available" to you until you, reach age 70 1/2, leave your job or your employer changes or have an unforeseen emergency (as defined by the Code).



The tax rules for taxation of distributions and withdrawals work similarly as to those for IRAs. However the 10% penalty tax only applies to distributions and withdrawals that are attributable to rollovers from IRAs and other eligible retirement plans, and do not apply at all to 457(b) plans of tax exempt employers other than state or local governmental units. Distributions and withdrawals under a 457(b) plan of a tax exempt employer that is not a governmental unit are generally taxed under the rules applicable to wages. Consult your tax advisor.



LOANS: In the case of a 457(b) plan maintained by a state or local government, the plan may permit loans. The Code and applicable income tax regulations limit the amount that may be borrowed from your 457(b) plan and all employer plans in the aggregate and also require that loans be repaid, at a minimum, in scheduled level payments over a certain term.

Your 457(b) plan will indicate whether plan loans are permitted. The terms of the loan are governed by your loan agreement with the plan. Failure to satisfy loan limits under the Code or to make any scheduled payments according to the terms of your loan agreement and Federal tax law could have adverse tax consequences. Consult a tax advisor and read your loan agreement and Contract prior to taking any loan.



403(A)





GENERAL



The employer adopts a 403(a) plan as a qualified retirement plan to provide benefits to participating employees. The plan generally works in a similar manner to a corporate qualified retirement plan except that the 403(a) plan does not have a trust or a trustee.



See the "General" headings under Income Taxes for a brief description of the tax rules that apply to 403(a) annuities.



THE EMPLOYEE RETIREMENT INCOME SECURITY ACT OF 1974





Under ERISA, certain special provisions may apply to the Contract if the Contract Owner of a Section 403(b) plan Contract or the owner of a contract issued to certain qualified plans requests that the Contract be issued to conform to ERISA or if the Company has notice that the Contract was issued pursuant to a plan subject to ERISA.



ERISA requires that certain Annuity Options, withdrawals or other payments and any application for a loan secured by the Contract may not be made until the Participant has filed a Qualified Election with the plan administrator. Under certain plans, ERISA also requires that a designation of a Beneficiary other than the participant's spouse be deemed invalid unless the participant has filed a Qualified Election.



A Qualified Election must include either the written consent of the Participant's spouse, notarized or witnessed by an authorized plan representative, or the participant's certification that there is no spouse or that the spouse cannot be located.



The Company intends to administer all contracts to which ERISA applies in a manner consistent with the direction of the plan administrator regarding the provisions of the plan, in accordance with applicable law. Because these requirements differ according to the plan, a person contemplating the purchase of an annuity contract should consider the provisions of the plan.



FEDERAL INCOME TAX WITHHOLDING & ELIGIBLE ROLLOVER DISTRIBUTIONS





The portion of a distribution that is taxable income to the recipient will be subject to federal income tax withholding, generally pursuant to Section 3405 of the Code. The application of this provision is summarized below.



We are required to withhold 20% of the portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. We are not required to withhold this money if you direct us or the trustee or the custodian of the plan to directly rollover your eligible rollover distribution to a traditional IRA or another eligible retirement plan.



Generally, an "eligible rollover distribution" is any taxable amount you (or a spousal designated beneficiary or "alternate payee" under the Code) receives from your Contract. In certain cases, after-tax amounts may also be considered eligible rollover distributions.



However, it does not include taxable distributions that are:



(1) Part of a series of substantially equal payments being made at least annually for:



     -    your life or life expectancy



     -    both you and your beneficiary's lives or life expectancies or



     -    a specified period of 10 years or more



(2) Generally, income payments made under a permissible income annuity on or after the required beginning date are not eligible rollover distributions

(3)  Withdrawals to satisfy minimum distribution requirements



(4)  Certain withdrawals on account of financial hardship



Other exceptions to the definition of eligible rollover distribution may exist.



Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be automatically rolled over to an IRA designated by the plan administrator, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. Generally, transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.



A distribution including a rollover that is not a direct rollover will require the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or Beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal Beneficiary is otherwise underwithheld or short on estimated taxes for that year.



OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)





To the extent not subject to the mandatory 20% withholding as described in above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, to the extent such aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If an election to opt out of withholding is not provided, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)





The portion of a periodic distribution that constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.



Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient.



Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, United States citizens residing outside of the country, or United States legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.


TAXATION OF DEATH BENEFIT PROCEEDS



Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

Under the Code, withdrawals need not be made by a particular age. However, it is possible that the Internal Revenue Service may determine that the Contract must be surrendered or annuity payments must commence by a certain age (e.g., 85 or older) or your Contract may require that you commence payments by a certain age.

OTHER TAX CONSIDERATIONS





TREATMENT OF CHARGES FOR OPTIONAL BENEFITS (IF AVAILABLE UNDER YOUR CONTRACT)




The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.




Certain living benefits may not be made available under contracts issued to a designated beneficiary after the Owner's death (e.g. a "Stretch IRA" or a Stretch non-qualified contract) or, where otherwise made available, may have limited value due to minimum distributions required to be made under the tax law after the owner's death. Consult your tax advisor.



Where made available under the Contract, certain optional benefits may be inappropriate under IRA and other tax-qualified contracts due to required minimum distribution requirements. Consult your tax advisor.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your own tax advisors as to how these rules affect your own Contract.



GUARANTEED MINIMUM WITHDRAWAL BENEFIT (IF AVAILABLE UNDER YOUR CONTRACT)





If you have purchased a GMWB, where otherwise made available, note the following:



The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amounts guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Contract Value (prior to surrender charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the Contract Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GMWB exceeds the Contract Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal.



We reserve the right to change our tax reporting practices where we determine they are not in accordance with IRS guidance (whether formal or informal).



HURRICANE RELIEF





DISTRIBUTIONS: Your plan may provide for "qualified hurricane distributions" pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. Subject to an aggregate limit of $100,000 among all eligible retirement plans, a participant's qualified hurricane distributions are not subject to the 10% early withdrawal penalty that might otherwise apply to a qualified annuity under Section 72(t).



To the extent a participant "repays" a qualified hurricane distribution by contributing within three years of the distribution date to an eligible retirement plan that accepts rollover contributions, it will generally be treated as a timely direct trustee-to-trustee transfer and will not be subject to income tax. To the extent a participant does not repay a qualified hurricane distribution within three years, he or she will include the distribution in gross income ratably over the three-tax year period, beginning with the tax year in which the distribution is received, unless the participant elects to opt out of three-year averaging by including the qualified hurricane distribution in gross income for the year it is received. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.



LOANS: Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your independent tax advisor to determine if hurricane relief is available to Your particular situation.



PUERTO RICO TAX CONSIDERATIONS



The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the United States. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to United States income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a United States life insurer would be considered United States source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for United States income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS




Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to United States source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered United States source income. In addition, Annuity Payments to NRAs in many countries are exempt from United States tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.


CHANGES TO TAX RULES AND INTERPRETATIONS



Changes in applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively. Examples of changes that could create adverse tax consequences include:


     - Possible taxation of transfers/reallocations between investment divisions or transfers/reallocations from a Subaccount to the Fixed Account.



     - Possible taxation as if you were the Contract Owner of your portion of the Separate Account's assets.


     - Possible limits on the number of funding options available or the frequency of transfers among them.


We reserve the right to amend your Contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other Contract Owners in the Subaccounts from adverse tax consequences.

                      INFORMATION INCORPORATED BY REFERENCE

--------------------------------------------------------------------------------





Under the Securities Act of 1933, the Company has filed with the Securities and Exchange Commission ("SEC") a registration statement (the "Registration Statement") relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits, and reference is hereby made to such Registration Statement and exhibits for further information relating to the Company and the Contracts.



The Company's latest annual report on Form 10-K was filed with the SEC on March 27, 2008 via EDGAR File No. 033-0394. The Form 10-K for the period ended December 31, 2007 contains additional information about the Company, including consolidated audited financial statements for the Company's latest fiscal year. The Company also filed its Form 8-K on April 3, 2008 via EDGAR File No. 033-0394. The Form 10-K, as updated by the Form 8-K, is incorporated by reference into this prospectus. All other reports filed by the Company pursuant to Section 13(a) or 15(d) of the Exchange Act (such as quarterly and periodic reports) or proxy or information statements filed pursuant to Section 14 of the Exchange Act since the end of the fiscal year ending December 31, 2007 are also incorporated by reference into this prospectus. We are not incorporating by reference, in any case, any documents or information deemed to have been furnished and not filed in accordance with SEC rules.



There have been no material changes in the Company's affairs which have occurred since the end of the latest fiscal year for which audited consolidated financial statements were included in the latest Form 10-K or which have not been described in a Form 10-Q or Form 8-K filed by the Company under the Exchange Act.



If requested, the Company will furnish, without charge, a copy of any and all of the reports or documents that have been incorporated by reference into this prospectus. You may direct your requests to the Company at, One Cityplace, Hartford, CT 06103-3415. The telephone number is 1-800-842-9406. You may also access the incorporated reports and other documents at www.metlife.com


You may also read and copy any materials that the Company files with the SEC at the SEC's Public Reference Room at 100 F Street, N.E., Washington, DC 20549. The public may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-551-8090. The SEC maintains an Internet site that contains reports, proxy and information statements, and other information regarding issuers that file electronically with the SEC at (http://www.sec.gov).

                                OTHER INFORMATION

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THE INSURANCE COMPANY



MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



Before December 7, 2007 a contract with terms identical to this Contract was issued by MetLife Life and Annuity Company of Connecticut ("MLAC"), a stock life insurance company chartered in 1973 in Connecticut. The Contract was funded through MetLife of CT Separate Account Six for Variable Annuities, a separate account registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.



On December 7, 2007, MLAC, a wholly -owned subsidiary of the Company and an indirect, wholly-owned subsidiary of MetLife, Inc., merged with and into the Company. Upon consummation of the merger, MLAC's corporate existence ceased by operation of law and the Company assumed legal ownership of all of the assets of MLAC, including MetLife of CT Separate Account Six for Variable Annuities and its assets. Pursuant to the merger, therefore, MetLife of CT Separate Account Six for Variable Annuities became a separate account of the Company. As a result of the merger, the Company also has become responsible for all of MLAC's liabilities and obligations, including those created under the MLAC contract (as initially issued by MLAC (formerly known as The Travelers Life and Annuity Company) and outstanding on the date of the merger) and in connection with the market value adjustment feature of the MLAC contract. The MLAC contract has thereby become a variable contract funded by a separate account of the Company and each MLAC contract owner has thereby become a Contract Owner of the Company.





FINANCIAL STATEMENTS



The financial statements for the insurance company and for the Separate Accounts are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS




DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut (the "Company") has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.



MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). An investor brochure that includes information describing FINRA's Public Disclosure Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999,or by visiting FINRA's website www.finra.org.



MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept purchase payments from existing Contract Owners.


COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2007, as well as the range of additional compensation paid.)



The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers, Inc., Merrill Lynch Investment Managers, L.P., MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.



SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.



Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and purchase payments applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and purchase payments applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.



We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.



From time to time, MetLife Associates LLC or Metropolitan Life Insurance Company pays organizations, associations and nonprofit organizations compensation to endorse or sponsor the Company's variable annuity contracts or for access to the organization's members. This compensation may include: the payment of fees, funding their programs, scholarships, events or awards, such as a principal of the year award; leasing their office space or paying fees for display space at their events; purchasing advertisements in their publications; or reimbursing or defraying their expenses. We also retain finders and consultants to introduce MetLife Associates LLC or Metropolitan Life Insurance Company to potential clients and for establishing and maintaining relationships between MetLife Associates LLC or Metropolitan Life Insurance Company and various organizations. We or our affiliates may pay duly licensed individuals associated with these organizations cash compensation for sales of the Contracts.


CONFORMITY WITH STATE AND FEDERAL LAWS




The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS




The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners' instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.



In accordance with our view of present applicable law, we will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding subaccounts. We will vote shares for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote shares of the Underlying Funds in our own right, we may elect to do so.



The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.



Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the subaccounts corresponding to his or her interest.

CONTRACT MODIFICATION





We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.



POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")





Payment of any benefit or determination of values may be postponed whenever: (1) the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.



RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX A

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                         CONDENSED FINANCIAL INFORMATION




         FOR METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                  MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.086          1.166                --
                                                       2006      1.000          1.086                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.839          0.883                --
                                                       2005      0.800          0.839                --
                                                       2004      0.763          0.800                --
                                                       2003      0.615          0.763                --
                                                       2002      0.888          0.615                --
                                                       2001      1.000          0.888                --

American Funds Insurance Series((R))
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.499          1.708            13,097
                                                       2006      1.255          1.499             3,790
                                                       2005      1.109          1.255             4,216
                                                       2004      1.000          1.109                --

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.375          1.532           144,821
                                                       2006      1.258          1.375           102,812
                                                       2005      1.091          1.258           115,038
                                                       2004      1.000          1.091            14,605

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.299          1.353           110,372
                                                       2006      1.136          1.299           111,459
                                                       2005      1.082          1.136            77,329
                                                       2004      1.000          1.082            18,354

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.700          0.694                --
                                                       2005      0.597          0.700           571,867
                                                       2004      0.503          0.597           286,860
                                                       2003      0.406          0.503           148,185
                                                       2002      0.547          0.406           213,843
                                                       2001      0.745          0.547             6,402
                                                       2000      1.000          0.745                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/99)............................................  2007      2.357          2.475                --
                                                       2006      1.793          2.357            16,897
                                                       2005      1.412          1.793            16,897
                                                       2004      1.140          1.412            11,251
                                                       2003      0.804          1.140            11,251
                                                       2002      0.916          0.804            11,251
                                                       2001      1.022          0.916                --
                                                       2000      1.506          1.022                --
                                                       1999      1.000          1.506                --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (9/00).............................................  2006      2.517          3.312                --
                                                       2005      2.368          2.517            74,750
                                                       2004      1.816          2.368            85,371
                                                       2003      1.366          1.816            31,398
                                                       2002      1.318          1.366            19,794
                                                       2001      1.221          1.318                --
                                                       2000      1.000          1.221                --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (10/99).....................................  2007      2.565          2.376           116,515
                                                       2006      2.225          2.565            92,019
                                                       2005      2.050          2.225            83,441
                                                       2004      1.701          2.050            22,455
                                                       2003      1.208          1.701            22,455
                                                       2002      1.289          1.208            10,600
                                                       2001      1.162          1.289                --
                                                       2000      0.991          1.162                --
                                                       1999      1.000          0.991                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/99).....................................  2007      1.187          1.261           139,246
                                                       2006      1.027          1.187           139,246
                                                       2005      0.992          1.027           181,885
                                                       2004      0.952          0.992           123,030
                                                       2003      0.792          0.952            42,639
                                                       2002      0.958          0.792            54,702
                                                       2001      1.065          0.958            27,197
                                                       2000      1.081          1.065            24,552
                                                       1999      1.000          1.081            24,552

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (10/99)....................................  2007      1.624          1.433            63,601
                                                       2006      1.577          1.624           180,088
                                                       2005      1.503          1.577           167,125
                                                       2004      1.360          1.503           102,644
                                                       2003      1.041          1.360            57,302
                                                       2002      1.298          1.041            58,130
                                                       2001      1.394          1.298            13,264
                                                       2000      1.240          1.394             3,246
                                                       1999      1.000          1.240                --

Fidelity(R) Variable Insurance Products
  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      1.019          1.057                --
                                                       2005      0.990          1.019                --
                                                       2004      0.949          0.990            23,009
                                                       2003      0.813          0.949            23,009
                                                       2002      0.900          0.813            51,769
                                                       2001      0.949          0.900                --
                                                       2000      1.000          0.949                --

  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/01).............................................  2007      1.583          1.842           229,876
                                                       2006      1.432          1.583           161,039
                                                       2005      1.238          1.432           138,871
                                                       2004      1.083          1.238           124,888
                                                       2003      0.852          1.083            75,992
                                                       2002      0.950          0.852            14,509
                                                       2001      1.000          0.950                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.306          1.383                --
                                                       2006      1.157          1.306                --
                                                       2005      0.966          1.157             9,176
                                                       2004      0.962          0.966            12,814
                                                       2003      0.776          0.962            12,814
                                                       2002      0.846          0.776            12,814
                                                       2001      1.000          0.846             2,853

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.040          2.334           264,147
                                                       2006      1.830          2.040           256,022
                                                       2005      1.563          1.830           246,839
                                                       2004      1.264          1.563            92,254
                                                       2003      0.921          1.264            47,487
                                                       2002      1.032          0.921             9,533
                                                       2001      1.000          1.032                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732                --
                                                       2005      1.345          1.475                --
                                                       2004      1.204          1.345             6,200
                                                       2003      1.000          1.204             6,200

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.982          2.532           111,837
                                                       2006      1.560          1.982            79,346
                                                       2005      1.234          1.560            66,766
                                                       2004      1.000          1.234                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.523          1.744           127,058
                                                       2006      1.264          1.523           114,148
                                                       2005      1.156          1.264           100,149
                                                       2004      1.000          1.156            19,656

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.216          1.470                --
                                                       2005      1.126          1.216           247,616
                                                       2004      1.000          1.126            38,090

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (9/99).......................  2006      1.538          1.576                --
                                                       2005      1.530          1.538           117,330
                                                       2004      1.418          1.530           100,536
                                                       2003      1.107          1.418            27,244
                                                       2002      1.067          1.107                --
                                                       2001      0.982          1.067                --
                                                       2000      0.980          0.982                --
                                                       1999      1.000          0.980                --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.154          1.195                --
                                                       2005      1.080          1.154            25,695
                                                       2004      1.005          1.080            25,695
                                                       2003      0.891          1.005            25,695
                                                       2002      0.962          0.891                --
                                                       2001      1.000          0.962                --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2007      1.099          1.327            85,976
                                                       2006      0.978          1.099            85,976
                                                       2005      0.880          0.978            85,976
                                                       2004      0.736          0.880            64,111
                                                       2003      0.551          0.736             5,302
                                                       2002      0.772          0.551            33,784
                                                       2001      1.000          0.772                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.707          0.767             4,277
                                                       2006      0.604          0.707                --
                                                       2005      0.577          0.604             5,661
                                                       2004      0.556          0.577             5,661
                                                       2003      0.453          0.556             5,661
                                                       2002      0.615          0.453             5,661
                                                       2001      0.801          0.615             5,661
                                                       2000      1.000          0.801                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314                --
                                                       2005      1.127          1.162             7,320
                                                       2004      1.000          1.127                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.996          1.063                --
                                                       2006      0.935          0.996                --
                                                       2005      0.887          0.935                --
                                                       2004      0.869          0.887                --
                                                       2003      0.652          0.869                --
                                                       2002      0.898          0.652                --
                                                       2001      1.000          0.898                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.103          1.111           140,815
                                                       2006      1.022          1.103           308,734
                                                       2005      0.923          1.022           319,390
                                                       2004      0.846          0.923           328,219
                                                       2003      0.634          0.846           251,625
                                                       2002      0.949          0.634            15,408
                                                       2001      1.000          0.949             2,646

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2007      1.213          1.305             8,196
                                                       2006      1.065          1.213            33,806
                                                       2005      1.029          1.065            53,220
                                                       2004      0.954          1.029            53,728
                                                       2003      0.772          0.954            45,111
                                                       2002      0.943          0.772            20,346
                                                       2001      1.000          0.943             3,353

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.422          1.436                --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.959          1.012             6,455
                                                       2006      0.819          0.959             6,455
                                                       2005      0.828          0.819             6,455
                                                       2004      0.807          0.828             6,455
                                                       2003      0.659          0.807             6,455
                                                       2002      0.897          0.659                --
                                                       2001      1.000          0.897                --

  LMPVET Equity Index Subaccount (Class II) (7/99)...  2007      1.117          1.162           326,459
                                                       2006      0.978          1.117           447,334
                                                       2005      0.945          0.978           432,014
                                                       2004      0.864          0.945           140,723
                                                       2003      0.682          0.864           126,629
                                                       2002      0.886          0.682            47,426
                                                       2001      1.019          0.886            23,609
                                                       2000      1.133          1.019            14,389
                                                       1999      1.000          1.133            13,350

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.283          1.289            25,489
                                                       2006      1.107          1.283            37,151
                                                       2005      1.065          1.107            85,744
                                                       2004      0.992          1.065           157,189
                                                       2003      0.722          0.992           157,189
                                                       2002      0.924          0.722            30,684
                                                       2001      1.000          0.924                --

  LMPVET International All Cap Opportunity Subaccount
  (12/99)............................................  2007      1.221          1.288                --
                                                       2006      0.978          1.221                --
                                                       2005      0.883          0.978            17,480
                                                       2004      0.755          0.883            39,904
                                                       2003      0.597          0.755             3,291
                                                       2002      0.810          0.597             3,291
                                                       2001      1.186          0.810             3,291
                                                       2000      1.569          1.186             3,291
                                                       1999      1.000          1.569                --

  LMPVET Investors Subaccount (Class I) (10/99)......  2007      1.609          1.659                --
                                                       2006      1.372          1.609             6,680
                                                       2005      1.298          1.372             6,680
                                                       2004      1.185          1.298             6,680
                                                       2003      0.903          1.185                --
                                                       2002      1.183          0.903             6,424
                                                       2001      1.244          1.183                --
                                                       2000      1.088          1.244                --
                                                       1999      1.000          1.088            13,535

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/99)............................................  2007      1.068          1.116            33,827
                                                       2006      1.030          1.068            33,827
                                                       2005      0.987          1.030            53,253
                                                       2004      0.991          0.987            40,912
                                                       2003      0.677          0.991             5,766
                                                       2002      0.907          0.677                --
                                                       2001      1.045          0.907                --
                                                       2000      1.132          1.045                --
                                                       1999      1.000          1.132                --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.239          1.352            29,215
                                                       2006      1.107          1.239            15,664
                                                       2005      1.064          1.107             5,985
                                                       2004      0.932          1.064                --
                                                       2003      0.631          0.932                --
                                                       2002      0.974          0.631                --
                                                       2001      1.000          0.974                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (7/99)..........  2007      1.023          1.125             4,305
                                                       2006      0.957          1.023             4,305
                                                       2005      0.925          0.957            18,473
                                                       2004      0.877          0.925            18,473
                                                       2003      0.686          0.877            18,473
                                                       2002      0.921          0.686            14,167
                                                       2001      1.100          0.921            14,167
                                                       2000      1.115          1.100            14,167
                                                       1999      1.000          1.115            14,167

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.054          1.059                --
                                                       2006      1.020          1.054                --
                                                       2005      1.005          1.020                --
                                                       2004      1.001          1.005             1,000
                                                       2003      1.000          1.001             1,000

  LMPVIT High Income Subaccount (8/99)...............  2007      1.307          1.301            41,449
                                                       2006      1.187          1.307            41,449
                                                       2005      1.166          1.187            61,681
                                                       2004      1.065          1.166            63,799
                                                       2003      0.842          1.065            22,349
                                                       2002      0.877          0.842            20,231
                                                       2001      0.918          0.877            20,231
                                                       2000      1.007          0.918            20,231
                                                       1999      1.000          1.007            20,231

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.318          1.410                --
                                                       2006      1.176          1.318            14,993
                                                       2005      1.130          1.176            13,085
                                                       2004      0.986          1.130            29,945
                                                       2003      0.700          0.986                --
                                                       2002      0.949          0.700                --
                                                       2001      1.000          0.949                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/00).........  2007      1.931          2.031                --
                                                       2006      1.648          1.931             5,450
                                                       2005      1.596          1.648             5,450
                                                       2004      1.486          1.596             5,450
                                                       2003      1.077          1.486             3,532
                                                       2002      1.449          1.077                --
                                                       2001      1.433          1.449                --
                                                       2000      1.000          1.433                --

  LMPVPI Total Return Subaccount (Class I) (9/00)....  2007      1.384          1.428                --
                                                       2006      1.239          1.384                --
                                                       2005      1.209          1.239                --
                                                       2004      1.121          1.209                --
                                                       2003      0.975          1.121                --
                                                       2002      1.055          0.975                --
                                                       2001      1.072          1.055                --
                                                       2000      1.000          1.072                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379                --
                                                       2006      1.138          1.323            46,483
                                                       2005      1.111          1.138            28,886
                                                       2004      1.000          1.111                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539                --
                                                       2006      1.251          1.392            10,015
                                                       2005      1.165          1.251                --
                                                       2004      1.000          1.165                --

Managed Assets Trust
  Managed Assets Trust (6/99)........................  2006      1.243          1.286                --
                                                       2005      1.206          1.243           107,946
                                                       2004      1.111          1.206            41,606
                                                       2003      0.918          1.111            25,510
                                                       2002      1.013          0.918            25,510
                                                       2001      1.076          1.013            25,510
                                                       2000      1.102          1.076            20,767
                                                       1999      1.000          1.102            13,609

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.899          1.999            11,907
                                                       2006      1.000          1.899            20,578

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2007      1.752          1.715           128,461

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.130          1.188                --
                                                       2006      1.000          1.130                --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.178          1.193                --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.072          1.053                --
                                                       2006      1.000          1.072                --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.346          1.324            48,416
                                                       2006      1.000          1.346             1,727

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      0.716          0.926           246,585
                                                       2006      1.000          0.716           565,464

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.224          1.090                --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.366          1.441            61,586
                                                       2006      1.000          1.366            77,621

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.166          1.235            24,464
                                                       2006      1.000          1.166                --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.083          1.118            51,258
                                                       2006      1.000          1.083             5,088

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.523          1.390             9,385

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.015          1.126             6,755
                                                       2006      1.000          1.015             6,755

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.030          1.138            48,872
                                                       2006      1.000          1.030                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.460          3.116            16,897

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.574          1.662                --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.432          1.529           249,161
                                                       2006      1.000          1.432           229,224

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.227          1.037           204,556
                                                       2006      1.000          1.227           227,280

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.038          1.105                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.024          1.066            33,342
                                                       2006      1.000          1.024            34,912

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.118          1.238                --
                                                       2006      1.000          1.118                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.534          1.623           179,378
                                                       2006      1.000          1.534           187,233

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.343          1.292            96,445
                                                       2006      1.000          1.343            31,734

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/99)...................................  2007      1.425          1.477                --
                                                       2006      1.377          1.425         1,575,036
                                                       2005      1.360          1.377         1,482,566
                                                       2004      1.310          1.360           764,591
                                                       2003      1.251          1.310           481,357
                                                       2002      1.157          1.251           470,261
                                                       2001      1.092          1.157                --
                                                       2000      0.979          1.092            12,041
                                                       1999      1.000          0.979            37,502

  MetLife Investment International Stock Subaccount
  (Class I) (7/99)...................................  2007      1.462          1.576                --
                                                       2006      1.165          1.462           496,825
                                                       2005      1.024          1.165           484,883
                                                       2004      0.899          1.024           349,627
                                                       2003      0.697          0.899           291,178
                                                       2002      0.904          0.697           223,222
                                                       2001      1.160          0.904                --
                                                       2000      1.272          1.160             1,916
                                                       1999      1.000          1.272             6,933

  MetLife Investment Large Company Stock Subaccount
  (Class I) (9/99)...................................  2007      0.881          0.924                --
                                                       2006      0.789          0.881         1,054,352
                                                       2005      0.746          0.789           977,381
                                                       2004      0.683          0.746           656,590
                                                       2003      0.537          0.683           525,471
                                                       2002      0.702          0.537           430,013
                                                       2001      0.840          0.702                --
                                                       2000      0.995          0.840            10,384
                                                       1999      1.000          0.995            21,459

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/99)...................................  2007      2.369          2.376                --
                                                       2006      2.101          2.369           175,234
                                                       2005      1.974          2.101           154,209
                                                       2004      1.732          1.974           107,116
                                                       2003      1.220          1.732            83,489
                                                       2002      1.612          1.220            66,192
                                                       2001      1.600          1.612                --
                                                       2000      1.465          1.600             1,472
                                                       1999      1.000          1.465             6,201

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.095          1.308            44,628
                                                       2006      1.000          1.095            44,628

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.349          1.423            44,795
                                                       2006      1.000          1.349            19,379

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.196          1.247           296,906
                                                       2006      1.000          1.196           323,370

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.154          1.098                --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      0.968          0.998           124,183
                                                       2006      1.000          0.968           124,183

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.396          1.442           379,334
                                                       2006      1.000          1.396           474,781

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.476          1.497           950,902

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.081          1.108            46,699
                                                       2006      1.000          1.081                --
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.047          1.097            87,866
                                                       2006      1.000          1.047                --
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.053          1.095           851,151
                                                       2006      1.000          1.053            10,264
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.058          1.095           354,469
                                                       2006      1.000          1.058                --
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.112          1.145            90,045
                                                       2006      1.000          1.112                --
                                                       2005      1.000          1.000                --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      0.942          0.935           599,917

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.558          1.610           769,017
                                                       2006      1.000          1.558           923,199

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      1.591          1.554           309,217

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.056          1.113           328,787
                                                       2006      1.000          1.056           333,798

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      2.428          2.360           126,061

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.684          1.752                --
                                                       2006      1.000          1.684           122,596

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.453          1.506           237,753
                                                       2006      1.000          1.453           255,141

Money Market Portfolio
  Money Market Subaccount (9/99).....................  2006      1.151          1.164                --
                                                       2005      1.127          1.151           775,320
                                                       2004      1.125          1.127           236,987
                                                       2003      1.125          1.125           289,912
                                                       2002      1.119          1.125           264,365
                                                       2001      1.087          1.119            77,342
                                                       2000      1.032          1.087            76,073
                                                       1999      1.000          1.032            36,453

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198                --
                                                       2005      1.078          1.131                --
                                                       2004      1.000          1.078                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.011          1.034                --
                                                       2006      1.012          1.011                --
                                                       2005      1.008          1.012                --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.298          1.401            99,605
                                                       2006      1.260          1.298           116,821
                                                       2005      1.240          1.260           123,296
                                                       2004      1.192          1.240           152,147
                                                       2003      1.144          1.192             6,319
                                                       2002      1.057          1.144             7,538
                                                       2001      1.000          1.057                --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.925          1.012                --
                                                       2006      0.839          0.925                --
                                                       2005      0.789          0.839                --
                                                       2004      0.739          0.789                --
                                                       2003      0.564          0.739                --
                                                       2002      0.808          0.564                --
                                                       2001      1.000          0.808                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.457          1.582                --
                                                       2006      1.150          1.457                --
                                                       2005      1.033          1.150                --
                                                       2004      0.897          1.033             6,667
                                                       2003      0.703          0.897             6,667
                                                       2002      0.861          0.703                --
                                                       2001      1.000          0.861                --

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179                --
                                                       2006      1.749          2.035            44,194
                                                       2005      1.647          1.749            77,457
                                                       2004      1.315          1.647            63,465
                                                       2003      0.886          1.315            43,406
                                                       2002      1.093          0.886            40,852
                                                       2001      1.000          1.093                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.957          1.022                --
                                                       2005      0.887          0.957             6,755
                                                       2004      0.840          0.887             6,755
                                                       2003      0.654          0.840                --
                                                       2002      0.867          0.654                --
                                                       2001      1.000          0.867                --

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.035          1.106                --
                                                       2005      1.040          1.035                --
                                                       2004      1.000          1.040                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/99).............................................  2006      1.812          1.984                --
                                                       2005      1.625          1.812            44,834
                                                       2004      1.406          1.625            46,180
                                                       2003      1.060          1.406            38,942
                                                       2002      1.247          1.060            22,864
                                                       2001      1.310          1.247             4,950
                                                       2000      1.132          1.310             4,950
                                                       1999      1.000          1.132             4,950

  Travelers Equity Income Subaccount (7/99)..........  2006      1.285          1.354                --
                                                       2005      1.240          1.285           484,509
                                                       2004      1.137          1.240           294,106
                                                       2003      0.874          1.137           192,847
                                                       2002      1.024          0.874           151,978
                                                       2001      1.105          1.024           109,815
                                                       2000      1.021          1.105            12,381
                                                       1999      1.000          1.021            12,381

  Travelers Federated Stock Subaccount (11/01).......  2006      1.163          1.208                --
                                                       2005      1.113          1.163             4,216
                                                       2004      1.015          1.113             4,216
                                                       2003      0.802          1.015             4,216
                                                       2002      1.002          0.802             4,216
                                                       2001      1.000          1.002                --

  Travelers Large Cap Subaccount (7/99)..............  2006      0.919          0.949                --
                                                       2005      0.852          0.919            99,935
                                                       2004      0.807          0.852           111,168
                                                       2003      0.652          0.807            96,847
                                                       2002      0.851          0.652            96,847
                                                       2001      1.038          0.851            96,847
                                                       2000      1.224          1.038            52,127
                                                       1999      1.000          1.224            12,719

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      0.997          1.061                --
                                                       2005      0.897          0.997                --
                                                       2004      0.780          0.897                --
                                                       2003      0.649          0.780                --
                                                       2002      0.874          0.649                --
                                                       2001      1.136          0.874                --
                                                       2000      1.000          1.136                --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/99)............................................  2006      1.052          1.116                --
                                                       2005      1.029          1.052            57,026
                                                       2004      0.909          1.029            59,981
                                                       2003      0.668          0.909            47,678
                                                       2002      1.317          0.668            45,675
                                                       2001      1.739          1.317            33,694
                                                       2000      1.603          1.739            30,494
                                                       1999      1.000          1.603                --

  Travelers MFS(R) Total Return Subaccount (7/99)....  2006      1.400          1.449                --
                                                       2005      1.371          1.400           659,159
                                                       2004      1.240          1.371           337,809
                                                       2003      1.073          1.240           153,776
                                                       2002      1.141          1.073           135,391
                                                       2001      1.150          1.141            53,295
                                                       2000      0.994          1.150                --
                                                       1999      1.000          0.994                --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                --
                                                       2005      1.127          1.190           142,445
                                                       2004      1.000          1.127            21,046

  Travelers Mondrian International Stock Subaccount
  (8/99).............................................  2006      1.055          1.215                --
                                                       2005      0.971          1.055             6,318
                                                       2004      0.846          0.971             6,318
                                                       2003      0.663          0.846             6,318
                                                       2002      0.768          0.663             6,318
                                                       2001      1.049          0.768             4,591
                                                       2000      1.194          1.049             4,591
                                                       1999      1.000          1.194             4,591

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (8/99)...........  2006      0.890          0.947                --
                                                       2005      0.847          0.890            36,743
                                                       2004      0.768          0.847            18,862
                                                       2003      0.625          0.768            31,058
                                                       2002      0.903          0.625            24,128
                                                       2001      1.183          0.903                --
                                                       2000      0.959          1.183                --
                                                       1999      1.000          0.959                --

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      1.001          1.057                --
                                                       2005      1.000          1.001                --

  Travelers Pioneer Strategic Income Subaccount
  (1/01).............................................  2006      1.455          1.473                --
                                                       2005      1.415          1.455           143,490
                                                       2004      1.285          1.415            32,760
                                                       2003      1.084          1.285            32,760
                                                       2002      1.032          1.084            27,083
                                                       2001      1.000          1.032                --

  Travelers Quality Bond Subaccount (8/99)...........  2006      1.300          1.292                --
                                                       2005      1.290          1.300            39,391
                                                       2004      1.259          1.290            40,044
                                                       2003      1.186          1.259            36,759
                                                       2002      1.130          1.186            19,941
                                                       2001      1.063          1.130            19,941
                                                       2000      1.002          1.063            19,941
                                                       1999      1.000          1.002            19,941

  Travelers Strategic Equity Subaccount (7/99).......  2006      0.871          0.911                --
                                                       2005      0.861          0.871            70,166
                                                       2004      0.787          0.861            81,278
                                                       2003      0.598          0.787            67,954
                                                       2002      0.908          0.598            67,954
                                                       2001      1.057          0.908            67,954
                                                       2000      1.303          1.057            56,806
                                                       1999      1.000          1.303            17,222

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032                --
                                                       2005      1.000          1.000                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000                --
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.445          1.396                --
                                                       2005      1.396          1.445           480,652
                                                       2004      1.326          1.396           357,708
                                                       2003      1.301          1.326           328,667
                                                       2002      1.154          1.301           366,169
                                                       2001      1.099          1.154            20,423
                                                       2000      0.968          1.099            20,423
                                                       1999      1.000          0.968            20,423

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.741          1.687            22,171
                                                       2006      1.512          1.741            14,254
                                                       2005      1.464          1.512            14,254
                                                       2004      1.257          1.464                --
                                                       2003      1.000          1.257                --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.926          1.034                --
                                                       2006      0.875          0.926                --
                                                       2005      0.817          0.875                --
                                                       2004      0.794          0.817                --
                                                       2003      0.637          0.794                --
                                                       2002      0.911          0.637                --
                                                       2001      1.000          0.911                --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.792          0.917             7,996
                                                       2006      0.778          0.792                --
                                                       2005      0.729          0.778                --
                                                       2004      0.688          0.729                --
                                                       2003      0.546          0.688                --
                                                       2002      0.817          0.546                --
                                                       2001      1.000          0.817                --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (3/00)..................................  2007      1.559          1.535                --
                                                       2006      1.358          1.559                --
                                                       2005      1.175          1.358             8,864
                                                       2004      1.014          1.175             8,864
                                                       2003      0.739          1.014             8,864
                                                       2002      0.969          0.739             8,864
                                                       2001      0.938          0.969                --
                                                       2000      1.000          0.938                --

                  MRA -- SEPARATE ACCOUNT CHARGES 1.25% 140 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (7/99)...  2007      0.967          0.988             --
                                                       2006      0.862          0.967             --
                                                       2005      0.850          0.862             --
                                                       2004      0.791          0.850             --
                                                       2003      0.636          0.791             --
                                                       2002      0.841          0.636             --
                                                       2001      0.986          0.841             --
                                                       2000      1.117          0.986             --
                                                       1999      1.000          1.117             --





* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.



Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.



Effective on or about 02/25/05, The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.



Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.



Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

                                  APPENDIX A-1

--------------------------------------------------------------------------------


                         CONDENSED FINANCIAL INFORMATION




          FOR METLIFE OF CT SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the minimum Separate Account Charge available under the contract. The second table provides the AUV information for the maximum Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix D. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                  MRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.086          1.166                --
                                                       2006      1.000          1.086                --

  AIM V.I. Premier Equity Subaccount (Series I)
  (7/01).............................................  2006      0.839          0.883                --
                                                       2005      0.800          0.839                --
                                                       2004      0.763          0.800           103,702
                                                       2003      0.615          0.763           103,682
                                                       2002      0.888          0.615            55,895
                                                       2001      1.000          0.888                --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.499          1.708           185,034
                                                       2006      1.255          1.499           197,638
                                                       2005      1.109          1.255           119,722
                                                       2004      1.010          1.109            31,153

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.375          1.532           256,902
                                                       2006      1.258          1.375           198,092
                                                       2005      1.091          1.258           157,801
                                                       2004      0.970          1.091            16,521

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.299          1.353           570,340
                                                       2006      1.136          1.299           560,986
                                                       2005      1.082          1.136           385,501
                                                       2004      0.979          1.082           104,915

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.700          0.694                --
                                                       2005      0.597          0.700         1,713,108
                                                       2004      0.503          0.597         1,555,826
                                                       2003      0.406          0.503         1,630,081
                                                       2002      0.547          0.406         1,837,286
                                                       2001      0.745          0.547         1,046,590
                                                       2000      1.000          0.745         1,006,482

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (5/99).............................................  2007      2.357          2.475                --
                                                       2006      1.793          2.357            26,390
                                                       2005      1.412          1.793            35,759
                                                       2004      1.140          1.412            44,528
                                                       2003      0.804          1.140            46,418
                                                       2002      0.916          0.804            45,812
                                                       2001      1.022          0.916            54,766
                                                       2000      1.506          1.022            71,391
                                                       1999      1.000          1.506            54,662

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (7/99).............................................  2006      2.517          3.312                --
                                                       2005      2.368          2.517           312,481
                                                       2004      1.816          2.368           330,738
                                                       2003      1.366          1.816           282,138
                                                       2002      1.318          1.366           242,450
                                                       2001      1.221          1.318           128,487
                                                       2000      0.937          1.221           102,023
                                                       1999      1.000          0.937                --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (4/99)......................................  2007      2.565          2.376           145,585
                                                       2006      2.225          2.565           234,566
                                                       2005      2.050          2.225           232,445
                                                       2004      1.701          2.050           203,692
                                                       2003      1.208          1.701           177,208
                                                       2002      1.289          1.208           139,177
                                                       2001      1.162          1.289            13,468
                                                       2000      0.991          1.162             5,110
                                                       1999      1.000          0.991                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (3/99).....................................  2007      1.187          1.261           260,953
                                                       2006      1.027          1.187           274,576
                                                       2005      0.992          1.027           318,098
                                                       2004      0.952          0.992           330,399
                                                       2003      0.792          0.952           331,736
                                                       2002      0.958          0.792           356,023
                                                       2001      1.065          0.958           396,091
                                                       2000      1.081          1.065           311,873
                                                       1999      1.000          1.081           244,529

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (4/99).....................................  2007      1.624          1.433           330,624
                                                       2006      1.577          1.624           410,979
                                                       2005      1.503          1.577           463,289
                                                       2004      1.360          1.503           619,182
                                                       2003      1.041          1.360           589,418
                                                       2002      1.298          1.041           540,784
                                                       2001      1.394          1.298           388,047
                                                       2000      1.240          1.394           305,761
                                                       1999      1.000          1.240            45,091

Fidelity(R) Variable Insurance Products
  VIP Asset Manager Subaccount (Service Class 2)
  (6/00).............................................  2006      1.019          1.057                --
                                                       2005      0.990          1.019           229,844
                                                       2004      0.949          0.990           291,168
                                                       2003      0.813          0.949           262,244
                                                       2002      0.900          0.813           227,798
                                                       2001      0.949          0.900           178,530
                                                       2000      1.000          0.949           133,640

  VIP Contrafund(R) Subaccount (Service Class 2)
  (9/01).............................................  2007      1.583          1.842           409,081
                                                       2006      1.432          1.583           382,235
                                                       2005      1.238          1.432           307,737
                                                       2004      1.083          1.238           274,073
                                                       2003      0.852          1.083           244,184
                                                       2002      0.950          0.852           208,513
                                                       2001      1.000          0.950                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.306          1.383            14,225
                                                       2006      1.157          1.306            14,225
                                                       2005      0.966          1.157            16,820
                                                       2004      0.962          0.966            16,820
                                                       2003      0.776          0.962             5,993
                                                       2002      0.846          0.776             5,993
                                                       2001      1.000          0.846                --

  VIP Mid Cap Subaccount (Service Class 2) (7/01)....  2007      2.040          2.334           322,258
                                                       2006      1.830          2.040           383,405
                                                       2005      1.563          1.830           373,612
                                                       2004      1.264          1.563           181,421
                                                       2003      0.921          1.264           103,818
                                                       2002      1.032          0.921           100,887
                                                       2001      1.000          1.032                --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (8/03)..........................................  2006      1.475          1.732                --
                                                       2005      1.345          1.475            61,250
                                                       2004      1.204          1.345            23,498
                                                       2003      1.000          1.204            17,090

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (6/04)........................  2007      1.982          2.532           117,893
                                                       2006      1.560          1.982           108,900
                                                       2005      1.234          1.560           102,975
                                                       2004      0.972          1.234                --

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.523          1.744           180,735
                                                       2006      1.264          1.523           240,063
                                                       2005      1.156          1.264           193,399
                                                       2004      0.962          1.156            40,991

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (6/04)...................................  2006      1.216          1.470                --
                                                       2005      1.126          1.216           196,213
                                                       2004      1.021          1.126            57,703

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (5/99).......................  2006      1.538          1.576                --
                                                       2005      1.530          1.538           359,521
                                                       2004      1.418          1.530           368,425
                                                       2003      1.107          1.418           381,556
                                                       2002      1.067          1.107           411,756
                                                       2001      0.982          1.067           314,101
                                                       2000      0.980          0.982           101,750
                                                       1999      1.000          0.980            92,789

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.154          1.195                --
                                                       2005      1.080          1.154           157,215
                                                       2004      1.005          1.080           157,215
                                                       2003      0.891          1.005           123,022
                                                       2002      0.962          0.891            83,565
                                                       2001      1.000          0.962                --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (8/01).....................................  2007      1.099          1.327            46,855
                                                       2006      0.978          1.099            23,960
                                                       2005      0.880          0.978            23,960
                                                       2004      0.736          0.880                --
                                                       2003      0.551          0.736                --
                                                       2002      0.772          0.551                --
                                                       2001      1.000          0.772                --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.707          0.767           133,097
                                                       2006      0.604          0.707           159,300
                                                       2005      0.577          0.604           254,343
                                                       2004      0.556          0.577           303,997
                                                       2003      0.453          0.556           319,311
                                                       2002      0.615          0.453           382,579
                                                       2001      0.801          0.615           441,531
                                                       2000      1.000          0.801           424,750

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314                --
                                                       2005      1.127          1.162             3,023
                                                       2004      1.009          1.127                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (6/01).............................................  2007      0.996          1.063                --
                                                       2006      0.935          0.996             1,526
                                                       2005      0.887          0.935             2,816
                                                       2004      0.869          0.887             2,816
                                                       2003      0.652          0.869                --
                                                       2002      0.898          0.652                --
                                                       2001      1.000          0.898                --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.103          1.111           553,084
                                                       2006      1.022          1.103           731,816
                                                       2005      0.923          1.022           833,193
                                                       2004      0.846          0.923           947,296
                                                       2003      0.634          0.846           829,147
                                                       2002      0.949          0.634           372,023
                                                       2001      1.000          0.949           148,073

  LMPVET Appreciation Subaccount (Class I) (8/01)....  2007      1.213          1.305           133,159
                                                       2006      1.065          1.213           217,023
                                                       2005      1.029          1.065           264,932
                                                       2004      0.954          1.029           162,864
                                                       2003      0.772          0.954           100,091
                                                       2002      0.943          0.772            82,395
                                                       2001      1.000          0.943            14,712

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.422          1.436             9,259

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.959          1.012               111
                                                       2006      0.819          0.959            21,723
                                                       2005      0.828          0.819            23,093
                                                       2004      0.807          0.828            23,093
                                                       2003      0.659          0.807            20,096
                                                       2002      0.897          0.659            20,096
                                                       2001      1.000          0.897            20,096

  LMPVET Equity Index Subaccount (Class II) (3/99)...  2007      1.117          1.162         1,267,211
                                                       2006      0.978          1.117         1,635,266
                                                       2005      0.945          0.978         1,770,764
                                                       2004      0.864          0.945         1,899,361
                                                       2003      0.682          0.864         1,719,505
                                                       2002      0.886          0.682         1,579,821
                                                       2001      1.019          0.886         1,055,882
                                                       2000      1.133          1.019           842,129
                                                       1999      1.000          1.133           207,054

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.283          1.289           484,877
                                                       2006      1.107          1.283           526,606
                                                       2005      1.065          1.107           584,303
                                                       2004      0.992          1.065           630,507
                                                       2003      0.722          0.992           637,061
                                                       2002      0.924          0.722           486,577
                                                       2001      1.000          0.924           106,535

  LMPVET International All Cap Opportunity Subaccount
  (3/99).............................................  2007      1.221          1.288           103,913
                                                       2006      0.978          1.221           113,853
                                                       2005      0.883          0.978           131,177
                                                       2004      0.755          0.883           176,162
                                                       2003      0.597          0.755           182,229
                                                       2002      0.810          0.597           184,371
                                                       2001      1.186          0.810           202,204
                                                       2000      1.569          1.186            76,324
                                                       1999      1.000          1.569            33,821

  LMPVET Investors Subaccount (Class I) (3/99).......  2007      1.609          1.659            69,933
                                                       2006      1.372          1.609           116,024
                                                       2005      1.298          1.372           128,604
                                                       2004      1.185          1.298           149,763
                                                       2003      0.903          1.185           151,723
                                                       2002      1.183          0.903           140,603
                                                       2001      1.244          1.183           102,276
                                                       2000      1.088          1.244            20,655
                                                       1999      1.000          1.088             5,119

  LMPVET Large Cap Growth Subaccount (Class I)
  (3/99).............................................  2007      1.068          1.116           219,605
                                                       2006      1.030          1.068           256,366
                                                       2005      0.987          1.030           269,310
                                                       2004      0.991          0.987           338,275
                                                       2003      0.677          0.991           414,434
                                                       2002      0.907          0.677           335,753
                                                       2001      1.045          0.907           323,325
                                                       2000      1.132          1.045           265,016
                                                       1999      1.000          1.132           100,647

  LMPVET Small Cap Growth Subaccount (Class I)
  (6/01).............................................  2007      1.239          1.352             5,317
                                                       2006      1.107          1.239             5,596
                                                       2005      1.064          1.107             5,596
                                                       2004      0.932          1.064                --
                                                       2003      0.631          0.932                --
                                                       2002      0.974          0.631                --
                                                       2001      1.000          0.974               997

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (3/99)..........  2007      1.023          1.125           115,598
                                                       2006      0.957          1.023           159,985
                                                       2005      0.925          0.957           142,054
                                                       2004      0.877          0.925           210,284
                                                       2003      0.686          0.877           190,338
                                                       2002      0.921          0.686           205,434
                                                       2001      1.100          0.921           252,885
                                                       2000      1.115          1.100           338,770
                                                       1999      1.000          1.115           204,232

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (10/03)...  2007      1.054          1.059            58,097
                                                       2006      1.020          1.054            76,332
                                                       2005      1.005          1.020            65,137
                                                       2004      1.001          1.005            56,767
                                                       2003      1.000          1.001            12,265

  LMPVIT High Income Subaccount (5/99)...............  2007      1.307          1.301            38,360
                                                       2006      1.187          1.307            45,580
                                                       2005      1.166          1.187            46,658
                                                       2004      1.065          1.166            12,147
                                                       2003      0.842          1.065            20,424
                                                       2002      0.877          0.842            17,421
                                                       2001      0.918          0.877            26,499
                                                       2000      1.007          0.918            12,407
                                                       1999      1.000          1.007                --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.318          1.410                --
                                                       2006      1.176          1.318            23,728
                                                       2005      1.130          1.176            27,437
                                                       2004      0.986          1.130             2,533
                                                       2003      0.700          0.986                --
                                                       2002      0.949          0.700                --
                                                       2001      1.000          0.949                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (3/99).........  2007      1.931          2.031                --
                                                       2006      1.648          1.931           199,969
                                                       2005      1.596          1.648           338,497
                                                       2004      1.486          1.596           344,257
                                                       2003      1.077          1.486           357,262
                                                       2002      1.449          1.077           340,827
                                                       2001      1.433          1.449           172,311
                                                       2000      1.222          1.433            70,934
                                                       1999      1.000          1.222            13,279

  LMPVPI Total Return Subaccount (Class I) (3/99)....  2007      1.384          1.428                --
                                                       2006      1.239          1.384            19,523
                                                       2005      1.209          1.239            23,410
                                                       2004      1.121          1.209            29,201
                                                       2003      0.975          1.121            13,990
                                                       2002      1.055          0.975            10,605
                                                       2001      1.072          1.055             7,423
                                                       2000      1.002          1.072             5,470
                                                       1999      1.000          1.002                --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379                --
                                                       2006      1.138          1.323            92,757
                                                       2005      1.111          1.138            87,476
                                                       2004      0.968          1.111                --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (7/04).............................................  2007      1.392          1.539                --
                                                       2006      1.251          1.392            77,035
                                                       2005      1.165          1.251            97,239
                                                       2004      1.007          1.165            34,410

Managed Assets Trust
  Managed Assets Trust (3/99)........................  2006      1.243          1.286                --
                                                       2005      1.206          1.243           979,865
                                                       2004      1.111          1.206           946,294
                                                       2003      0.918          1.111           968,180
                                                       2002      1.013          0.918         1,042,680
                                                       2001      1.076          1.013         1,174,637
                                                       2000      1.102          1.076           913,007
                                                       1999      1.000          1.102           232,345

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.899          1.999           196,657
                                                       2006      1.000          1.899           242,970

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2007      1.752          1.715           236,241

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.130          1.188                --
                                                       2006      1.000          1.130            47,332

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.178          1.193            52,037

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.072          1.053             3,496
                                                       2006      1.000          1.072                --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.346          1.324            62,559
                                                       2006      1.000          1.346            67,105

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      0.716          0.926         1,417,693
                                                       2006      1.000          0.716         1,648,856

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.224          1.090            33,322

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.366          1.441           652,267
                                                       2006      1.000          1.366           892,153

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.166          1.235            18,489
                                                       2006      1.000          1.166             5,612

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.083          1.118           253,105
                                                       2006      1.000          1.083           220,648

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.523          1.390            54,963

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.015          1.126            43,129
                                                       2006      1.000          1.015            47,120

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.030          1.138                --
                                                       2006      1.000          1.030                --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.460          3.116            24,639

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.574          1.662            57,376

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.432          1.529            25,260
                                                       2006      1.000          1.432            27,241

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.227          1.037           490,578
                                                       2006      1.000          1.227           824,805

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.038          1.105            66,495

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.024          1.066            40,580
                                                       2006      1.000          1.024            62,738

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.118          1.238                --
                                                       2006      1.000          1.118                --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.534          1.623           156,928
                                                       2006      1.000          1.534           177,407

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.343          1.292           304,650
                                                       2006      1.000          1.343            11,926

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (3/99)...................................  2007      1.425          1.477                --
                                                       2006      1.377          1.425         4,163,264
                                                       2005      1.360          1.377         4,657,584
                                                       2004      1.310          1.360         4,115,266
                                                       2003      1.251          1.310         3,142,575
                                                       2002      1.157          1.251         3,360,816
                                                       2001      1.092          1.157         2,080,975
                                                       2000      0.979          1.092           601,543
                                                       1999      1.000          0.979           139,623

  MetLife Investment International Stock Subaccount
  (Class I) (3/99)...................................  2007      1.462          1.576                --
                                                       2006      1.165          1.462         1,877,384
                                                       2005      1.024          1.165         2,279,498
                                                       2004      0.899          1.024         2,148,904
                                                       2003      0.697          0.899         2,010,293
                                                       2002      0.904          0.697         2,025,194
                                                       2001      1.160          0.904         1,238,125
                                                       2000      1.272          1.160           474,746
                                                       1999      1.000          1.272            90,221

  MetLife Investment Large Company Stock Subaccount
  (Class I) (3/99)...................................  2007      0.881          0.924                --
                                                       2006      0.789          0.881         4,176,636
                                                       2005      0.746          0.789         4,775,451
                                                       2004      0.683          0.746         4,498,084
                                                       2003      0.537          0.683         4,110,325
                                                       2002      0.702          0.537         3,575,681
                                                       2001      0.840          0.702         2,080,499
                                                       2000      0.995          0.840           959,029
                                                       1999      1.000          0.995           228,230

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (3/99)...................................  2007      2.369          2.376                --
                                                       2006      2.101          2.369           824,371
                                                       2005      1.974          2.101           940,105
                                                       2004      1.732          1.974           879,208
                                                       2003      1.220          1.732           844,568
                                                       2002      1.612          1.220           739,822
                                                       2001      1.600          1.612           542,731
                                                       2000      1.465          1.600           462,418
                                                       1999      1.000          1.465           113,574

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.095          1.308           146,010
                                                       2006      1.000          1.095           166,266

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.349          1.423           377,755
                                                       2006      1.000          1.349           424,506

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.196          1.247           522,939
                                                       2006      1.000          1.196           541,103

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.154          1.098                --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      0.968          0.998           620,214
                                                       2006      1.000          0.968           872,082

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.396          1.442           751,945
                                                       2006      1.000          1.396         1,157,148

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.476          1.497         1,131,195

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.081          1.108            23,011
                                                       2006      1.000          1.081                --
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.047          1.097           387,217
                                                       2006      1.000          1.047                --
                                                       2005      1.000          1.000                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.053          1.095         2,035,491
                                                       2006      1.000          1.053                --
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.058          1.095         2,492,257
                                                       2006      1.000          1.058                --
                                                       2005      1.000          1.000                --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.112          1.145         1,900,889
                                                       2006      1.000          1.112                --
                                                       2005      1.000          1.000                --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      0.942          0.935         1,246,801

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.558          1.610         1,068,361
                                                       2006      1.000          1.558         1,461,415

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      1.591          1.554           711,073

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.056          1.113           246,896
                                                       2006      1.000          1.056           269,938

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      2.428          2.360           356,978

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.684          1.752                --
                                                       2006      1.000          1.684           270,148

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.453          1.506           413,047
                                                       2006      1.000          1.453           574,277

Money Market Portfolio
  Money Market Subaccount (4/99).....................  2006      1.151          1.164                --
                                                       2005      1.127          1.151           847,943
                                                       2004      1.125          1.127         1,106,052
                                                       2003      1.125          1.125         1,753,058
                                                       2002      1.119          1.125         1,258,377
                                                       2001      1.087          1.119           990,283
                                                       2000      1.032          1.087           700,403
                                                       1999      1.000          1.032           239,890

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198                --
                                                       2005      1.078          1.131            14,297
                                                       2004      0.975          1.078            10,342

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (7/05)......................................  2007      1.011          1.034                --
                                                       2006      1.012          1.011            72,677
                                                       2005      1.000          1.012            42,479

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (6/01)......................................  2007      1.298          1.401           357,703
                                                       2006      1.260          1.298           539,536
                                                       2005      1.240          1.260           569,639
                                                       2004      1.192          1.240           378,880
                                                       2003      1.144          1.192           385,107
                                                       2002      1.057          1.144           388,046
                                                       2001      1.000          1.057            42,621

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (12/01)............................................  2007      0.925          1.012            11,671
                                                       2006      0.839          0.925            11,671
                                                       2005      0.789          0.839            11,671
                                                       2004      0.739          0.789            11,671
                                                       2003      0.564          0.739            11,671
                                                       2002      0.808          0.564            11,671
                                                       2001      1.000          0.808                --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.457          1.582                --
                                                       2006      1.150          1.457            65,112
                                                       2005      1.033          1.150            81,614
                                                       2004      0.897          1.033            85,063
                                                       2003      0.703          0.897            88,330
                                                       2002      0.861          0.703            89,130
                                                       2001      1.000          0.861            36,530

  Putnam VT Small Cap Value Subaccount (Class IB)
  (6/01).............................................  2007      2.035          2.179                --
                                                       2006      1.749          2.035           278,813
                                                       2005      1.647          1.749           319,412
                                                       2004      1.315          1.647           205,632
                                                       2003      0.886          1.315           173,137
                                                       2002      1.093          0.886           235,414
                                                       2001      1.000          1.093             1,734

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (11/01)............................................  2006      0.957          1.022                --
                                                       2005      0.887          0.957            51,831
                                                       2004      0.840          0.887            72,426
                                                       2003      0.654          0.840            35,106
                                                       2002      0.867          0.654            38,688
                                                       2001      1.000          0.867                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.035          1.106                --
                                                       2005      1.040          1.035             5,612
                                                       2004      0.990          1.040                --

  Travelers Disciplined Mid Cap Stock Subaccount
  (6/99).............................................  2006      1.812          1.984                --
                                                       2005      1.625          1.812           288,657
                                                       2004      1.406          1.625           300,148
                                                       2003      1.060          1.406           298,395
                                                       2002      1.247          1.060           244,570
                                                       2001      1.310          1.247           156,409
                                                       2000      1.132          1.310            87,378
                                                       1999      1.000          1.132                --

  Travelers Equity Income Subaccount (3/99)..........  2006      1.285          1.354                --
                                                       2005      1.240          1.285         1,344,215
                                                       2004      1.137          1.240         1,226,765
                                                       2003      0.874          1.137         1,133,992
                                                       2002      1.024          0.874         1,011,873
                                                       2001      1.105          1.024           343,935
                                                       2000      1.021          1.105           212,588
                                                       1999      1.000          1.021           216,322

  Travelers Federated Stock Subaccount (4/99)........  2006      1.163          1.208                --
                                                       2005      1.113          1.163            59,781
                                                       2004      1.015          1.113            60,043
                                                       2003      0.802          1.015            60,043
                                                       2002      1.002          0.802            52,941
                                                       2001      0.993          1.002            24,072
                                                       2000      0.965          0.993             4,126
                                                       1999      1.000          0.965                --

  Travelers Large Cap Subaccount (3/99)..............  2006      0.919          0.949                --
                                                       2005      0.852          0.919           512,059
                                                       2004      0.807          0.852           512,693
                                                       2003      0.652          0.807           524,562
                                                       2002      0.851          0.652           448,487
                                                       2001      1.038          0.851           409,069
                                                       2000      1.224          1.038           334,348
                                                       1999      1.000          1.224           247,021

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (3/99).............................................  2006      0.997          1.061                --
                                                       2005      0.897          0.997            49,017
                                                       2004      0.780          0.897            15,265
                                                       2003      0.649          0.780            15,265
                                                       2002      0.874          0.649            16,447
                                                       2001      1.136          0.874            17,029
                                                       2000      1.213          1.136            80,150
                                                       1999      1.000          1.213                --

  Travelers MFS(R) Mid Cap Growth Subaccount (5/99)..  2006      1.052          1.116                --
                                                       2005      1.029          1.052           189,859
                                                       2004      0.909          1.029           247,955
                                                       2003      0.668          0.909           256,356
                                                       2002      1.317          0.668           249,539
                                                       2001      1.739          1.317           238,188
                                                       2000      1.603          1.739           201,277
                                                       1999      1.000          1.603            22,378

  Travelers MFS(R) Total Return Subaccount (4/99)....  2006      1.400          1.449                --
                                                       2005      1.371          1.400         1,402,006
                                                       2004      1.240          1.371         1,303,774
                                                       2003      1.073          1.240         1,112,494
                                                       2002      1.141          1.073           994,730
                                                       2001      1.150          1.141           458,197
                                                       2000      0.994          1.150           177,102
                                                       1999      1.000          0.994            56,338

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289                --
                                                       2005      1.127          1.190            25,099
                                                       2004      0.969          1.127                --

  Travelers Mondrian International Stock Subaccount
  (4/99).............................................  2006      1.055          1.215                --
                                                       2005      0.971          1.055            80,241
                                                       2004      0.846          0.971            81,385
                                                       2003      0.663          0.846            57,438
                                                       2002      0.768          0.663            39,307
                                                       2001      1.049          0.768            43,074
                                                       2000      1.194          1.049            43,159
                                                       1999      1.000          1.194            13,922

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (5/99)...........  2006      0.890          0.947                --
                                                       2005      0.847          0.890            62,738
                                                       2004      0.768          0.847           128,011
                                                       2003      0.625          0.768           139,015
                                                       2002      0.903          0.625           177,705
                                                       2001      1.183          0.903           175,971
                                                       2000      0.959          1.183           136,065
                                                       1999      1.000          0.959            52,624

  Travelers Pioneer Mid Cap Value Subaccount (7/05)..  2006      1.001          1.057                --
                                                       2005      1.000          1.001                --

  Travelers Pioneer Strategic Income Subaccount
  (6/99).............................................  2006      1.455          1.473                --
                                                       2005      1.415          1.455            99,903
                                                       2004      1.285          1.415            48,519
                                                       2003      1.084          1.285            37,669
                                                       2002      1.032          1.084            29,999
                                                       2001      0.998          1.032            17,469
                                                       2000      1.010          0.998                --
                                                       1999      1.000          1.010                --

  Travelers Quality Bond Subaccount (3/99)...........  2006      1.300          1.292                --
                                                       2005      1.290          1.300           453,665
                                                       2004      1.259          1.290           428,682
                                                       2003      1.186          1.259           336,903
                                                       2002      1.130          1.186           324,873
                                                       2001      1.063          1.130           229,303
                                                       2000      1.002          1.063            89,190
                                                       1999      1.000          1.002            30,445

  Travelers Strategic Equity Subaccount (3/99).......  2006      0.871          0.911                --
                                                       2005      0.861          0.871           578,902
                                                       2004      0.787          0.861           781,329
                                                       2003      0.598          0.787           861,404
                                                       2002      0.908          0.598           907,697
                                                       2001      1.057          0.908         1,013,052
                                                       2000      1.303          1.057           787,876
                                                       1999      1.000          1.303           274,568

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032                --
                                                       2005      1.000          1.000                --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000                --
                                                       2005      1.000          1.000                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (3/99).............................................  2006      1.445          1.396                --
                                                       2005      1.396          1.445           664,291
                                                       2004      1.326          1.396           612,998
                                                       2003      1.301          1.326           641,656
                                                       2002      1.154          1.301           674,168
                                                       2001      1.099          1.154           329,688
                                                       2000      0.968          1.099           147,364
                                                       1999      1.000          0.968            81,239

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (8/03).............................................  2007      1.741          1.687            23,456
                                                       2006      1.512          1.741            18,593
                                                       2005      1.464          1.512            32,763
                                                       2004      1.257          1.464            35,463
                                                       2003      1.000          1.257            15,449

  Van Kampen LIT Enterprise Subaccount (Class II)
  (10/01)............................................  2007      0.926          1.034                --
                                                       2006      0.875          0.926                --
                                                       2005      0.817          0.875                --
                                                       2004      0.794          0.817                --
                                                       2003      0.637          0.794                --
                                                       2002      0.911          0.637                --
                                                       2001      1.000          0.911                --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (1/02).........................................  2007      0.792          0.917                --
                                                       2006      0.778          0.792                --
                                                       2005      0.729          0.778                --
                                                       2004      0.688          0.729                --
                                                       2003      0.546          0.688                --
                                                       2002      0.817          0.546                --
                                                       2001      1.000          0.817                --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (7/99)..................................  2007      1.559          1.535             6,351
                                                       2006      1.358          1.559             6,351
                                                       2005      1.175          1.358             6,351
                                                       2004      1.014          1.175             6,351
                                                       2003      0.739          1.014             9,511
                                                       2002      0.969          0.739             9,511
                                                       2001      0.938          0.969             6,351
                                                       2000      0.877          0.938             6,351
                                                       1999      1.000          0.877             6,351

                  MRA -- SEPARATE ACCOUNT CHARGES 1.25% 140 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (3/99)...  2007      0.967          0.988             --
                                                       2006      0.862          0.967             --
                                                       2005      0.850          0.862             --
                                                       2004      0.791          0.850             --
                                                       2003      0.636          0.791             --
                                                       2002      0.841          0.636             --
                                                       2001      0.986          0.841             --
                                                       2000      1.117          0.986             --
                                                       1999      1.000          1.117             --








* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.



Effective on or about 02/25/05, The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.



Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.



Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.



Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

                                   APPENDIX B

--------------------------------------------------------------------------------





              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Some of the Underlying Funds listed below were subject to a merger, substitution or other change. The charts below identify the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGES


                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Neuberger Berman Real Estate                   Clarion Global Real Estate
     Portfolio -- Class A                           Portfolio -- Class A




UNDERLYING FUND MERGERS/REORGANIZATIONS


The former Underlying Funds were merged with and into the new Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     METROPOLITAN SERIES FUND, INC.
  MFS(R) Value Portfolio -- Class A            MFS(R) Value Portfolio -- Class A
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Batterymarch Mid-Cap Stock                   Lazard Mid Cap Portfolio -- Class A
     Portfolio -- Class A




UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were replaced by the former Underlying Funds.


            FORMER UNDERLYING FUND                          NEW UNDERLYING FUND
---------------------------------------------  ---------------------------------------------
JANUS ASPEN SERIES                             METROPOLITAN SERIES FUND, INC.
  Worldwide Growth Portfolio -- Service        Oppenheimer Global Equity Portfolio -- Class
     Shares                                         B
DREYFUS VARIABLE INVESTMENT FUND               METROPOLITAN SERIES FUND, INC.
  Appreciation Portfolio -- Initial Shares     Davis Venture Value Portfolio -- Class A
  Developing Leaders Portfolio -- Initial      T. Rowe Price Small Cap Growth
     Shares                                         Portfolio -- Class B
VAN KAMPEN LIFE INVESTMENT TRUST               METROPOLITAN SERIES FUND, INC.
  Van Kampen LIT Strategic Growth              Jennison Growth Portfolio -- Class B
     Portfolio -- Class II
PUTNAM VARIABLE TRUST                          MET INVESTORS SERIES TRUST
  Putnam VT Discovery Growth Fund -- Class IB  Van Kampen Mid Cap Growth Portfolio -- Class
                                                    B




UNDERLYING FUND SHARE CLASS EXCHANGE


The following former Underlying Fund share class was exchanged into the new Underlying Fund share class.


      FORMER UNDERLYING FUND SHARE CLASS              NEW UNDERLYING FUND SHARE CLASS
---------------------------------------------  ---------------------------------------------
MET INVESTORS SERIES TRUST                     MET INVESTORS SERIES TRUST
  Lazard Mid Cap Portfolio -- Class B          Lazard Mid Cap Portfolio -- Class A

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                                   APPENDIX C

--------------------------------------------------------------------------------



                     PORTFOLIO AND LEGAL AND MARKETING NAMES


        SERIES FUND/TRUST                   PORTFOLIO/SERIES                    MARKETING NAME
---------------------------------  ---------------------------------  ---------------------------------
American Funds Insurance           Global Growth Fund                 American Funds Global Growth Fund
  Series(R)
American Funds Insurance           Growth-Income Fund                 American Funds Growth-Income Fund
  Series(R)
American Funds Insurance           Growth Fund                        American Funds Growth Fund
  Series(R)
Janus Aspen Series                 Mid Cap Growth Portfolio           Janus Aspen Series Mid Cap Growth
                                                                      Portfolio
Metropolitan Series Fund, Inc.     FI Large Cap Portfolio             FI Large Cap Portfolio (Fidelity)
Metropolitan Series Fund, Inc.     FI Value Leaders Portfolio         FI Value Leaders Portfolio
                                                                      (Fidelity)
PIMCO Variable Insurance Trust     Total Return Portfolio             PIMCO VIT Total Return Portfolio
Van Kampen Life Investment Trust   Van Kampen Life Investment Trust   Van Kampen LIT Comstock Portfolio
                                   Comstock Portfolio
Van Kampen Life Investment Trust   Van Kampen Life Investment Trust   Van Kampen LIT Enterprise
                                   Enterprise Portfolio               Portfolio
Fidelity(R) Variable Insurance     Contrafund(R) Portfolio            Fidelity VIP Contrafund(R)
  Products                                                            Portfolio
Fidelity(R) Variable Insurance     Dynamic Capital Appreciation       Fidelity VIP Dynamic Capital
  Products                         Portfolio                          Appreciation Portfolio
Fidelity(R) Variable Insurance     Mid Cap Portfolio                  Fidelity VIP Mid Cap Portfolio
  Products
ANNUITY CONTRACT LEGAL AND                                                      MARKETING NAME
  MARKETING NAME
                                                                      ---------------------------------
Registered Fixed Account                                              Fixed Account


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                                   APPENDIX D

--------------------------------------------------------------------------------





               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:



                     The Insurance Company


                     Principal Underwriter


                     Distribution and Principal Underwriting Agreement


                     Valuation of Assets


                     Calculation of Money Market Yield


                     Independent Registered Public Accounting Firms


                     Condensed Financial Information


                     Financial Statements


--------------------------------------------------------------------------------


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2008 ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: METLIFE INSURANCE COMPANY OF CONNECTICUT, ANNUITY OPERATIONS AND SERVICES, ONE CITYPLACE, 185 ASYLUM STREET, 3 CP, HARTFORD, CONNECTICUT, 06103-3415.



Name:



Address:



Form SAI Book 21 MetLife of CT Sep Acct Six



Form SAI Book 21 MetLife of CT Sep Acct Five

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                                   APPENDIX E

--------------------------------------------------------------------------------





WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM PARTICIPANT



If you are a participant in the Texas Optional Retirement Program, Texas law permits us to make withdrawals on your behalf only if you die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal you ask for requires a written statement from the appropriate Texas institution of higher education verifying your vesting status and (if applicable) termination of employment. Also, we require a written statement from you that you are not transferring employment to another Texas institution of higher education. If you retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without your consent to the extent necessary to maintain compliance with the law.

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                                   APPENDIX F

--------------------------------------------------------------------------------





                                 COMPETING FUNDS



The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in our opinion consists primarily of fixed income securities and/or money market instruments.



     -    BlackRock Money Market Portfolio



     -    Black Rock High Yield Portfolio



     -    BlackRock Bond Income Portfolio



     -    Lehman Brothers((R) )Aggregate Bond Index Portfolio



     -    Legg Mason Partners Variable Adjustable Rate Income Portfolio



     -    Legg Mason Partners Variable High Income Portfolio



     -    Lord Abbett Bond Debenture Portfolio



     -    PIMCO Inflation Protection Bond Portfolio



     -    PIMCO Total Return Portfolio



     -    Pioneer Strategic Income Portfolio



     -    Western Asset Management U.S. Government Portfolio

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                                   APPENDIX G

--------------------------------------------------------------------------------




            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                      NOT AVAILABLE UNDER SECTION 457 PLANS
         NOT AVAILABLE IF OWNER IS AGE 71 OR OLDER ON THE CONTRACT DATE.

PLEASE REFER TO YOUR CONTRACT FOR STATE VARIATIONS OF THIS WAIVER.

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

     (a)  is Medicare approved as a provider of skilled nursing care services;
          and

     (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

     (a) is licensed as a nursing care facility by the state in which it is licensed;

     (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

     (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

     (d) provides, as a primary function, nursing care and room and board; and charges for these services;

     (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

     (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

     (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.


The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments and associated credits made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments and associated credits made on or after the Annuitant's 71st birthday.


We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

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                                   APPENDIX H

--------------------------------------------------------------------------------




                             MARKET VALUE ADJUSTMENT


(THIS SECTION IS APPLICABLE ONLY TO THE VARIABLE OR FIXED LIQUIDITY BENEFIT)


If you have selected any period certain option, you may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first Contract Year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which we offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:
                                        N

                 Present Value =  [Payments X (1/1 + iC)(t/365)

                                      s = 1

Where

     iC = the interest rate described above

     n = the number of payments remaining in the Contract Owner's certain period at the time of request for this benefit

     t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.

                                  ILLUSTRATION:

Amount Annuitized....................................   $12,589.80
Annuity Option.......................................   Life with 10 year certain period
Annuity Payments.....................................   $1,000 Annually -- first payment immediately


For the purposes of illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return that we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

          1000 + (1000/1.04) + (1000/1.04)2 + (1000/1.04)3 + (1000/1.04)4 +
          (1000/1.04)5 + (1000/1.04)6 + (1000/1.04)7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.


You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

                       METLIFE RETIREMENT ACCOUNT ANNUITY


                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                 APRIL 28, 2008


                                       FOR

           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April 28, 2008. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, One Cityplace, 185 Asylum Street, 3 CP, Hartford, Connecticut 06103-3415, or by calling 1-800-842-9406, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



The SAI contains information in addition to the information described in the Prospectus for the variable annuity contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").

                                TABLE OF CONTENTS


THE INSURANCE COMPANY............................................................    2

PRINCIPAL UNDERWRITER............................................................    2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT................................    2

VALUATION OF ASSETS..............................................................    4

CALCULATION OF MONEY MARKET YIELD................................................    4

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................................    5

CONDENSED FINANCIAL INFORMATION..................................................    6
FINANCIAL STATEMENTS.............................................................    1

                              THE INSURANCE COMPANY


MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Separate Account Five for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the Investment Company Act of 1940, as amended. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.



                              PRINCIPAL UNDERWRITER



MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2007......                                  $128,229,602                           $0

2006......                                  $ 92,981,365                           $0

2005......                                  $135,616,994                           $0





The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2007 ranged from $86,518 to $5,658,714. The amount of commissions paid to selected broker-dealer firms during 2007 ranged from $91,352 to $10,077,903. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2007 ranged from $433,549 to $10,536,736.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2007 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Citicorp Investment Services
Citigroup Global Markets Inc. (d/b/a Smith Barney)
DWS Scudder Distributors, Inc.
Morgan Stanley DW, Inc.
PFS Investments, Inc. (d/b/a Primerica)
Pioneer Funds Distributor, Inc.


There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD


From time to time, we may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.


On a Contract-specific basis, current yield will be calculated according to the following formula:


           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1


Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.




                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of each of the Subaccounts of the Separate Account and consolidated financial statements and the related financial statement schedules, of MetLife Insurance Company of Connecticut and subsidiaries (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in MetLife Insurance Company of Connecticut and subsidiaries' method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.

                         CONDENSED FINANCIAL INFORMATION

                           METLIFE RETIREMENT ACCOUNT

           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES

--------------------------------------------------------------------------------



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                  MRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.086          1.166              --
                                                       2006      1.000          1.086              --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.839          0.883              --
                                                       2005      0.800          0.839              --
                                                       2004      0.763          0.800              --
                                                       2003      0.615          0.763              --
                                                       2002      0.888          0.615           3,000
                                                       2001      1.000          0.888           3,000

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.499          1.708              --
                                                       2006      1.255          1.499              --
                                                       2005      1.109          1.255              --
                                                       2004      1.000          1.109           2,000

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.375          1.532              --
                                                       2006      1.258          1.375              --
                                                       2005      1.091          1.258              --
                                                       2004      1.000          1.091           5,000

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.299          1.353              --
                                                       2006      1.136          1.299              --
                                                       2005      1.082          1.136              --
                                                       2004      1.000          1.082           4,000

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.700          0.694              --
                                                       2005      0.597          0.700              --
                                                       2004      0.503          0.597              --
                                                       2003      0.406          0.503              --
                                                       2002      0.547          0.406              --
                                                       2001      0.745          0.547              --
                                                       2000      1.000          0.745              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/99)............................................  2007      2.357          2.475              --
                                                       2006      1.793          2.357              --
                                                       2005      1.412          1.793              --
                                                       2004      1.140          1.412              --
                                                       2003      0.804          1.140              --
                                                       2002      0.916          0.804              --
                                                       2001      1.022          0.916              --
                                                       2000      1.506          1.022              --
                                                       1999      1.000          1.506              --

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (9/00).............................................  2006      2.517          3.312              --
                                                       2005      2.368          2.517              --
                                                       2004      1.816          2.368              --
                                                       2003      1.366          1.816              --
                                                       2002      1.318          1.366              --
                                                       2001      1.221          1.318              --
                                                       2000      1.000          1.221              --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (10/99).....................................  2007      2.565          2.376              --
                                                       2006      2.225          2.565              --
                                                       2005      2.050          2.225              --
                                                       2004      1.701          2.050              --
                                                       2003      1.208          1.701              --
                                                       2002      1.289          1.208              --
                                                       2001      1.162          1.289              --
                                                       2000      0.991          1.162              --
                                                       1999      1.000          0.991              --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/99).....................................  2007      1.187          1.261              --
                                                       2006      1.027          1.187              --
                                                       2005      0.992          1.027              --
                                                       2004      0.952          0.992              --
                                                       2003      0.792          0.952              --
                                                       2002      0.958          0.792              --
                                                       2001      1.065          0.958              --
                                                       2000      1.081          1.065              --
                                                       1999      1.000          1.081              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (10/99)....................................  2007      1.624          1.433              --
                                                       2006      1.577          1.624              --
                                                       2005      1.503          1.577              --
                                                       2004      1.360          1.503              --
                                                       2003      1.041          1.360              --
                                                       2002      1.298          1.041              --
                                                       2001      1.394          1.298              --
                                                       2000      1.240          1.394              --
                                                       1999      1.000          1.240              --

Fidelity(R) Variable Insurance Products
  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      1.019          1.057              --
                                                       2005      0.990          1.019              --
                                                       2004      0.949          0.990              --
                                                       2003      0.813          0.949              --
                                                       2002      0.900          0.813              --
                                                       2001      0.949          0.900              --
                                                       2000      1.000          0.949              --

  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/01).............................................  2007      1.583          1.842              --
                                                       2006      1.432          1.583              --
                                                       2005      1.238          1.432              --
                                                       2004      1.083          1.238              --
                                                       2003      0.852          1.083              --
                                                       2002      0.950          0.852              --
                                                       2001      1.000          0.950           3,000

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.306          1.383              --
                                                       2006      1.157          1.306              --
                                                       2005      0.966          1.157              --
                                                       2004      0.962          0.966              --
                                                       2003      0.776          0.962              --
                                                       2002      0.846          0.776           1,000
                                                       2001      1.000          0.846           1,000

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      2.040          2.334              --
                                                       2006      1.830          2.040              --
                                                       2005      1.563          1.830              --
                                                       2004      1.264          1.563              --
                                                       2003      0.921          1.264              --
                                                       2002      1.032          0.921              --
                                                       2001      1.000          1.032           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.475          1.732              --
                                                       2005      1.345          1.475              --
                                                       2004      1.204          1.345           2,000
                                                       2003      1.000          1.204           2,000

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.982          2.532              --
                                                       2006      1.560          1.982              --
                                                       2005      1.234          1.560              --
                                                       2004      1.000          1.234           1,000

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.523          1.744              --
                                                       2006      1.264          1.523              --
                                                       2005      1.156          1.264              --
                                                       2004      1.000          1.156           2,000

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.216          1.470              --
                                                       2005      1.126          1.216              --
                                                       2004      1.000          1.126              --

High Yield Bond Trust
  High Yield Bond Trust (9/99).......................  2006      1.538          1.576              --
                                                       2005      1.530          1.538              --
                                                       2004      1.418          1.530              --
                                                       2003      1.107          1.418              --
                                                       2002      1.067          1.107              --
                                                       2001      0.982          1.067              --
                                                       2000      0.980          0.982              --
                                                       1999      1.000          0.980              --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.154          1.195              --
                                                       2005      1.080          1.154              --
                                                       2004      1.005          1.080              --
                                                       2003      0.891          1.005              --
                                                       2002      0.962          0.891           3,000
                                                       2001      1.000          0.962           3,000

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2007      1.099          1.327              --
                                                       2006      0.978          1.099              --
                                                       2005      0.880          0.978              --
                                                       2004      0.736          0.880              --
                                                       2003      0.551          0.736           3,000
                                                       2002      0.772          0.551           3,000
                                                       2001      1.000          0.772           3,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.707          0.767              --
                                                       2006      0.604          0.707              --
                                                       2005      0.577          0.604              --
                                                       2004      0.556          0.577              --
                                                       2003      0.453          0.556              --
                                                       2002      0.615          0.453              --
                                                       2001      0.801          0.615              --
                                                       2000      1.000          0.801              --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.162          1.314              --
                                                       2005      1.127          1.162              --
                                                       2004      1.000          1.127           2,000

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.996          1.063              --
                                                       2006      0.935          0.996              --
                                                       2005      0.887          0.935              --
                                                       2004      0.869          0.887              --
                                                       2003      0.652          0.869              --
                                                       2002      0.898          0.652           2,000
                                                       2001      1.000          0.898           2,000

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.103          1.111              --
                                                       2006      1.022          1.103              --
                                                       2005      0.923          1.022              --
                                                       2004      0.846          0.923              --
                                                       2003      0.634          0.846              --
                                                       2002      0.949          0.634              --
                                                       2001      1.000          0.949           2,000

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2007      1.213          1.305              --
                                                       2006      1.065          1.213              --
                                                       2005      1.029          1.065              --
                                                       2004      0.954          1.029              --
                                                       2003      0.772          0.954              --
                                                       2002      0.943          0.772              --
                                                       2001      1.000          0.943           3,000

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.422          1.436              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.959          1.012              --
                                                       2006      0.819          0.959              --
                                                       2005      0.828          0.819              --
                                                       2004      0.807          0.828              --
                                                       2003      0.659          0.807              --
                                                       2002      0.897          0.659           2,000
                                                       2001      1.000          0.897           2,000

  LMPVET Equity Index Subaccount (Class II) (7/99)...  2007      1.117          1.162              --
                                                       2006      0.978          1.117              --
                                                       2005      0.945          0.978              --
                                                       2004      0.864          0.945              --
                                                       2003      0.682          0.864              --
                                                       2002      0.886          0.682              --
                                                       2001      1.019          0.886              --
                                                       2000      1.133          1.019              --
                                                       1999      1.000          1.133              --

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.283          1.289              --
                                                       2006      1.107          1.283              --
                                                       2005      1.065          1.107              --
                                                       2004      0.992          1.065              --
                                                       2003      0.722          0.992              --
                                                       2002      0.924          0.722              --
                                                       2001      1.000          0.924           3,000

  LMPVET International All Cap Opportunity Subaccount
  (12/99)............................................  2007      1.221          1.288              --
                                                       2006      0.978          1.221              --
                                                       2005      0.883          0.978              --
                                                       2004      0.755          0.883              --
                                                       2003      0.597          0.755              --
                                                       2002      0.810          0.597              --
                                                       2001      1.186          0.810              --
                                                       2000      1.569          1.186              --
                                                       1999      1.000          1.569              --

  LMPVET Investors Subaccount (Class I) (10/99)......  2007      1.609          1.659              --
                                                       2006      1.372          1.609              --
                                                       2005      1.298          1.372              --
                                                       2004      1.185          1.298              --
                                                       2003      0.903          1.185              --
                                                       2002      1.183          0.903              --
                                                       2001      1.244          1.183              --
                                                       2000      1.088          1.244              --
                                                       1999      1.000          1.088              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/99)............................................  2007      1.068          1.116              --
                                                       2006      1.030          1.068              --
                                                       2005      0.987          1.030              --
                                                       2004      0.991          0.987              --
                                                       2003      0.677          0.991              --
                                                       2002      0.907          0.677              --
                                                       2001      1.045          0.907              --
                                                       2000      1.132          1.045              --
                                                       1999      1.000          1.132              --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.239          1.352              --
                                                       2006      1.107          1.239              --
                                                       2005      1.064          1.107              --
                                                       2004      0.932          1.064              --
                                                       2003      0.631          0.932              --
                                                       2002      0.974          0.631           2,000
                                                       2001      1.000          0.974           2,000

  LMPVET Social Awareness Subaccount (7/99)..........  2007      1.023          1.125              --
                                                       2006      0.957          1.023              --
                                                       2005      0.925          0.957              --
                                                       2004      0.877          0.925              --
                                                       2003      0.686          0.877              --
                                                       2002      0.921          0.686              --
                                                       2001      1.100          0.921              --
                                                       2000      1.115          1.100              --
                                                       1999      1.000          1.115              --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.054          1.059              --
                                                       2006      1.020          1.054              --
                                                       2005      1.005          1.020              --
                                                       2004      1.001          1.005              --
                                                       2003      1.000          1.001              --

  LMPVIT High Income Subaccount (8/99)...............  2007      1.307          1.301              --
                                                       2006      1.187          1.307              --
                                                       2005      1.166          1.187              --
                                                       2004      1.065          1.166              --
                                                       2003      0.842          1.065              --
                                                       2002      0.877          0.842              --
                                                       2001      0.918          0.877              --
                                                       2000      1.007          0.918              --
                                                       1999      1.000          1.007              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.318          1.410              --
                                                       2006      1.176          1.318              --
                                                       2005      1.130          1.176              --
                                                       2004      0.986          1.130           2,000
                                                       2003      0.700          0.986           2,000
                                                       2002      0.949          0.700           2,000
                                                       2001      1.000          0.949           2,000

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/00).........  2007      1.931          2.031              --
                                                       2006      1.648          1.931              --
                                                       2005      1.596          1.648              --
                                                       2004      1.486          1.596              --
                                                       2003      1.077          1.486              --
                                                       2002      1.449          1.077              --
                                                       2001      1.433          1.449              --
                                                       2000      1.000          1.433              --

  LMPVPI Total Return Subaccount (Class I) (9/00)....  2007      1.384          1.428              --
                                                       2006      1.239          1.384              --
                                                       2005      1.209          1.239              --
                                                       2004      1.121          1.209              --
                                                       2003      0.975          1.121              --
                                                       2002      1.055          0.975              --
                                                       2001      1.072          1.055              --
                                                       2000      1.000          1.072              --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.323          1.379              --
                                                       2006      1.138          1.323              --
                                                       2005      1.111          1.138              --
                                                       2004      1.000          1.111           3,000

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.392          1.539              --
                                                       2006      1.251          1.392              --
                                                       2005      1.165          1.251              --
                                                       2004      1.000          1.165           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (6/99)........................  2006      1.243          1.286              --
                                                       2005      1.206          1.243              --
                                                       2004      1.111          1.206              --
                                                       2003      0.918          1.111              --
                                                       2002      1.013          0.918              --
                                                       2001      1.076          1.013              --
                                                       2000      1.102          1.076              --
                                                       1999      1.000          1.102              --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.899          1.999              --
                                                       2006      1.000          1.899              --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2007      1.752          1.715              --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.130          1.188              --
                                                       2006      1.000          1.130              --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.178          1.193              --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.072          1.053              --
                                                       2006      1.000          1.072              --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.346          1.324              --
                                                       2006      1.000          1.346              --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      0.716          0.926              --
                                                       2006      1.000          0.716              --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.224          1.090              --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.366          1.441              --
                                                       2006      1.000          1.366              --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.166          1.235              --
                                                       2006      1.000          1.166              --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.083          1.118              --
                                                       2006      1.000          1.083              --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.523          1.390              --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      1.015          1.126              --
                                                       2006      1.000          1.015              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.030          1.138              --
                                                       2006      1.000          1.030              --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.460          3.116              --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.574          1.662              --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.432          1.529              --
                                                       2006      1.000          1.432              --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.227          1.037              --
                                                       2006      1.000          1.227              --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.038          1.105              --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      1.024          1.066              --
                                                       2006      1.000          1.024              --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.118          1.238              --
                                                       2006      1.000          1.118              --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.534          1.623              --
                                                       2006      1.000          1.534              --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.343          1.292              --
                                                       2006      1.000          1.343              --

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/99)...................................  2007      1.425          1.477              --
                                                       2006      1.377          1.425              --
                                                       2005      1.360          1.377              --
                                                       2004      1.310          1.360              --
                                                       2003      1.251          1.310              --
                                                       2002      1.157          1.251              --
                                                       2001      1.092          1.157              --
                                                       2000      0.979          1.092              --
                                                       1999      1.000          0.979              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (7/99)...................................  2007      1.462          1.576              --
                                                       2006      1.165          1.462              --
                                                       2005      1.024          1.165              --
                                                       2004      0.899          1.024              --
                                                       2003      0.697          0.899              --
                                                       2002      0.904          0.697              --
                                                       2001      1.160          0.904              --
                                                       2000      1.272          1.160              --
                                                       1999      1.000          1.272              --

  MetLife Investment Large Company Stock Subaccount
  (Class I) (9/99)...................................  2007      0.881          0.924              --
                                                       2006      0.789          0.881              --
                                                       2005      0.746          0.789              --
                                                       2004      0.683          0.746              --
                                                       2003      0.537          0.683              --
                                                       2002      0.702          0.537              --
                                                       2001      0.840          0.702              --
                                                       2000      0.995          0.840              --
                                                       1999      1.000          0.995              --

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/99)...................................  2007      2.369          2.376              --
                                                       2006      2.101          2.369              --
                                                       2005      1.974          2.101              --
                                                       2004      1.732          1.974              --
                                                       2003      1.220          1.732              --
                                                       2002      1.612          1.220              --
                                                       2001      1.600          1.612              --
                                                       2000      1.465          1.600              --
                                                       1999      1.000          1.465              --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.095          1.308              --
                                                       2006      1.000          1.095              --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.349          1.423              --
                                                       2006      1.000          1.349              --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.196          1.247              --
                                                       2006      1.000          1.196              --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.154          1.098              --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      0.968          0.998              --
                                                       2006      1.000          0.968              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.396          1.442              --
                                                       2006      1.000          1.396              --

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.476          1.497              --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.081          1.108              --
                                                       2006      1.000          1.081              --
                                                       2005      1.000          1.000              --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.047          1.097              --
                                                       2006      1.000          1.047              --
                                                       2005      1.000          1.000              --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.053          1.095              --
                                                       2006      1.000          1.053              --
                                                       2005      1.000          1.000              --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.058          1.095              --
                                                       2006      1.000          1.058              --
                                                       2005      1.000          1.000              --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.112          1.145              --
                                                       2006      1.000          1.112              --
                                                       2005      1.000          1.000              --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      0.942          0.935              --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.558          1.610              --
                                                       2006      1.000          1.558              --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      1.591          1.554              --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.056          1.113              --
                                                       2006      1.000          1.056              --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      2.428          2.360              --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.684          1.752              --
                                                       2006      1.000          1.684              --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.453          1.506              --
                                                       2006      1.000          1.453              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (9/99).....................  2006      1.151          1.164              --
                                                       2005      1.127          1.151              --
                                                       2004      1.125          1.127              --
                                                       2003      1.125          1.125              --
                                                       2002      1.119          1.125              --
                                                       2001      1.087          1.119              --
                                                       2000      1.032          1.087              --
                                                       1999      1.000          1.032              --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.131          1.198              --
                                                       2005      1.078          1.131              --
                                                       2004      1.000          1.078           2,000

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.011          1.034              --
                                                       2006      1.012          1.011              --
                                                       2005      1.008          1.012              --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.298          1.401              --
                                                       2006      1.260          1.298              --
                                                       2005      1.240          1.260              --
                                                       2004      1.192          1.240              --
                                                       2003      1.144          1.192              --
                                                       2002      1.057          1.144              --
                                                       2001      1.000          1.057           1,000

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.925          1.012              --
                                                       2006      0.839          0.925              --
                                                       2005      0.789          0.839              --
                                                       2004      0.739          0.789           1,000
                                                       2003      0.564          0.739           1,000
                                                       2002      0.808          0.564           1,000
                                                       2001      1.000          0.808           1,000

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.457          1.582              --
                                                       2006      1.150          1.457              --
                                                       2005      1.033          1.150              --
                                                       2004      0.897          1.033              --
                                                       2003      0.703          0.897              --
                                                       2002      0.861          0.703           2,000
                                                       2001      1.000          0.861           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.035          2.179              --
                                                       2006      1.749          2.035              --
                                                       2005      1.647          1.749              --
                                                       2004      1.315          1.647              --
                                                       2003      0.886          1.315              --
                                                       2002      1.093          0.886           2,000
                                                       2001      1.000          1.093           2,000

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.957          1.022              --
                                                       2005      0.887          0.957              --
                                                       2004      0.840          0.887           2,000
                                                       2003      0.654          0.840           2,000
                                                       2002      0.867          0.654           2,000
                                                       2001      1.000          0.867           2,000

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.035          1.106              --
                                                       2005      1.040          1.035              --
                                                       2004      1.000          1.040           2,000

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/99).............................................  2006      1.812          1.984              --
                                                       2005      1.625          1.812              --
                                                       2004      1.406          1.625              --
                                                       2003      1.060          1.406              --
                                                       2002      1.247          1.060              --
                                                       2001      1.310          1.247              --
                                                       2000      1.132          1.310              --
                                                       1999      1.000          1.132              --

  Travelers Equity Income Subaccount (7/99)..........  2006      1.285          1.354              --
                                                       2005      1.240          1.285              --
                                                       2004      1.137          1.240              --
                                                       2003      0.874          1.137              --
                                                       2002      1.024          0.874              --
                                                       2001      1.105          1.024              --
                                                       2000      1.021          1.105              --
                                                       1999      1.000          1.021              --

  Travelers Federated Stock Subaccount (11/01).......  2006      1.163          1.208              --
                                                       2005      1.113          1.163              --
                                                       2004      1.015          1.113              --
                                                       2003      0.802          1.015              --
                                                       2002      1.002          0.802              --
                                                       2001      1.000          1.002              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (7/99)..............  2006      0.919          0.949              --
                                                       2005      0.852          0.919              --
                                                       2004      0.807          0.852              --
                                                       2003      0.652          0.807              --
                                                       2002      0.851          0.652              --
                                                       2001      1.038          0.851              --
                                                       2000      1.224          1.038              --
                                                       1999      1.000          1.224              --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      0.997          1.061              --
                                                       2005      0.897          0.997              --
                                                       2004      0.780          0.897              --
                                                       2003      0.649          0.780              --
                                                       2002      0.874          0.649              --
                                                       2001      1.136          0.874              --
                                                       2000      1.213          1.136              --
                                                       1999      1.000          1.213              --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/99)............................................  2006      1.052          1.116              --
                                                       2005      1.029          1.052              --
                                                       2004      0.909          1.029              --
                                                       2003      0.668          0.909              --
                                                       2002      1.317          0.668              --
                                                       2001      1.739          1.317              --
                                                       2000      1.603          1.739              --
                                                       1999      1.000          1.603              --

  Travelers MFS(R) Total Return Subaccount (7/99)....  2006      1.400          1.449              --
                                                       2005      1.371          1.400              --
                                                       2004      1.240          1.371              --
                                                       2003      1.073          1.240              --
                                                       2002      1.141          1.073              --
                                                       2001      1.150          1.141              --
                                                       2000      0.994          1.150              --
                                                       1999      1.000          0.994              --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.190          1.289              --
                                                       2005      1.127          1.190              --
                                                       2004      1.000          1.127           2,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/99).............................................  2006      1.055          1.215              --
                                                       2005      0.971          1.055              --
                                                       2004      0.846          0.971              --
                                                       2003      0.663          0.846              --
                                                       2002      0.768          0.663              --
                                                       2001      1.049          0.768              --
                                                       2000      1.194          1.049              --
                                                       1999      1.000          1.194              --

  Travelers Pioneer Fund Subaccount (8/99)...........  2006      0.890          0.947              --
                                                       2005      0.847          0.890              --
                                                       2004      0.768          0.847              --
                                                       2003      0.625          0.768              --
                                                       2002      0.903          0.625              --
                                                       2001      1.183          0.903              --
                                                       2000      0.959          1.183              --
                                                       1999      1.000          0.959              --

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      1.001          1.057              --
                                                       2005      1.000          1.001              --

  Travelers Pioneer Strategic Income Subaccount
  (1/01).............................................  2006      1.455          1.473              --
                                                       2005      1.415          1.455              --
                                                       2004      1.285          1.415              --
                                                       2003      1.084          1.285              --
                                                       2002      1.032          1.084              --
                                                       2001      1.000          1.032              --

  Travelers Quality Bond Subaccount (8/99)...........  2006      1.300          1.292              --
                                                       2005      1.290          1.300              --
                                                       2004      1.259          1.290              --
                                                       2003      1.186          1.259              --
                                                       2002      1.130          1.186              --
                                                       2001      1.063          1.130              --
                                                       2000      1.002          1.063              --
                                                       1999      1.000          1.002              --

  Travelers Strategic Equity Subaccount (7/99).......  2006      0.871          0.911              --
                                                       2005      0.861          0.871              --
                                                       2004      0.787          0.861              --
                                                       2003      0.598          0.787              --
                                                       2002      0.908          0.598              --
                                                       2001      1.057          0.908              --
                                                       2000      1.303          1.057              --
                                                       1999      1.000          1.303              --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032              --
                                                       2005      1.000          1.000              --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000              --
                                                       2005      1.000          1.000              --

  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.445          1.396              --
                                                       2005      1.396          1.445              --
                                                       2004      1.326          1.396              --
                                                       2003      1.301          1.326              --
                                                       2002      1.154          1.301              --
                                                       2001      1.099          1.154              --
                                                       2000      0.968          1.099              --
                                                       1999      1.000          0.968              --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.741          1.687              --
                                                       2006      1.512          1.741              --
                                                       2005      1.464          1.512              --
                                                       2004      1.257          1.464           1,000
                                                       2003      1.000          1.257           1,000

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.926          1.034              --
                                                       2006      0.875          0.926              --
                                                       2005      0.817          0.875              --
                                                       2004      0.794          0.817           2,000
                                                       2003      0.637          0.794           2,000
                                                       2002      0.911          0.637           2,000
                                                       2001      1.000          0.911           2,000

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.792          0.917              --
                                                       2006      0.778          0.792              --
                                                       2005      0.729          0.778              --
                                                       2004      0.688          0.729           4,000
                                                       2003      0.546          0.688           4,000
                                                       2002      0.817          0.546           4,000
                                                       2001      1.000          0.817           4,000

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (3/00)..................................  2007      1.559          1.535              --
                                                       2006      1.358          1.559              --
                                                       2005      1.175          1.358              --
                                                       2004      1.014          1.175              --
                                                       2003      0.739          1.014              --
                                                       2002      0.969          0.739              --
                                                       2001      0.938          0.969              --
                                                       2000      1.000          0.938              --






                   MRA -- SEPARATE ACCOUNT CHARGES 0.80% 25 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.323          1.392             --
                                                       2006      1.000          1.323             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.425          1.474             --
                                                       2006      1.000          1.425             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (8/99)...........  2006      1.279          1.269             --
                                                       2005      1.271          1.279             --
                                                       2004      1.244          1.271             --
                                                       2003      1.175          1.244             --
                                                       2002      1.122          1.175             --
                                                       2001      1.058          1.122             --
                                                       2000      1.000          1.058             --
                                                       1999      1.000          1.000             --

  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.421          1.372             --
                                                       2005      1.376          1.421             --
                                                       2004      1.310          1.376             --
                                                       2003      1.289          1.310             --
                                                       2002      1.146          1.289             --
                                                       2001      1.094          1.146             --
                                                       2000      0.966          1.094             --
                                                       1999      1.000          0.966             --

                   MRA -- SEPARATE ACCOUNT CHARGES 0.80% 43 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.305          1.370             --
                                                       2006      1.000          1.305             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.405          1.450             --
                                                       2006      1.000          1.405             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (8/99)...........  2006      1.263          1.253             --
                                                       2005      1.258          1.263             --
                                                       2004      1.233          1.258             --
                                                       2003      1.167          1.233             --
                                                       2002      1.117          1.167             --
                                                       2001      1.055          1.117             --
                                                       2000      0.999          1.055             --
                                                       1999      1.000          0.999             --

  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.403          1.354             --
                                                       2005      1.362          1.403             --
                                                       2004      1.299          1.362             --
                                                       2003      1.280          1.299             --
                                                       2002      1.140          1.280             --
                                                       2001      1.091          1.140             --
                                                       2000      0.965          1.091             --
                                                       1999      1.000          0.965             --






                   MRA -- SEPARATE ACCOUNT CHARGES 0.80% 62 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (7/99)...  2007      1.064          1.101             --
                                                       2006      0.937          1.064             --
                                                       2005      0.912          0.937             --
                                                       2004      0.839          0.912             --
                                                       2003      0.666          0.839             --
                                                       2002      0.871          0.666             --
                                                       2001      1.008          0.871             --
                                                       2000      1.127          1.008             --
                                                       1999      1.000          1.127             --

                  MRA -- SEPARATE ACCOUNT CHARGES 0.80% 110 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (7/99)...  2007      1.025          1.055             --
                                                       2006      0.907          1.025             --
                                                       2005      0.887          0.907             --
                                                       2004      0.820          0.887             --
                                                       2003      0.654          0.820             --
                                                       2002      0.859          0.654             --
                                                       2001      0.999          0.859             --
                                                       2000      1.123          0.999             --
                                                       1999      1.000          1.123             --






                  MRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.082          1.160                 --
                                                       2006      1.000          1.082                 --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.821          0.864                 --
                                                       2005      0.787          0.821                 --
                                                       2004      0.754          0.787                 --
                                                       2003      0.610          0.754             22,659
                                                       2002      0.886          0.610             22,659
                                                       2001      1.000          0.886                 --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.481          1.680            631,290
                                                       2006      1.245          1.481            480,420
                                                       2005      1.105          1.245            215,095
                                                       2004      1.000          1.105              9,707

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.359          1.507          1,161,220
                                                       2006      1.248          1.359            995,310
                                                       2005      1.088          1.248            772,513
                                                       2004      1.000          1.088             72,498

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.283          1.331          1,028,568
                                                       2006      1.128          1.283          1,067,002
                                                       2005      1.079          1.128            817,288
                                                       2004      1.000          1.079            121,980

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.682          0.676                 --
                                                       2005      0.584          0.682          9,178,965
                                                       2004      0.495          0.584          7,939,019
                                                       2003      0.401          0.495          6,290,465
                                                       2002      0.542          0.401          4,796,319
                                                       2001      0.743          0.542          1,489,104
                                                       2000      1.000          0.743            978,236

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/99)............................................  2007      2.277          2.389                 --
                                                       2006      1.740          2.277            109,197
                                                       2005      1.377          1.740            109,789
                                                       2004      1.116          1.377            105,009
                                                       2003      0.791          1.116            109,800
                                                       2002      0.906          0.791            101,806
                                                       2001      1.015          0.906            119,978
                                                       2000      1.502          1.015            122,227
                                                       1999      1.000          1.502             42,199

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (9/00).............................................  2006      2.445          3.203                 --
                                                       2005      2.310          2.445            757,893
                                                       2004      1.780          2.310            629,401
                                                       2003      1.345          1.780            529,773
                                                       2002      1.303          1.345            279,100
                                                       2001      1.213          1.303            106,721
                                                       2000      1.000          1.213             50,532

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (10/99).....................................  2007      2.477          2.284            652,415
                                                       2006      2.159          2.477            844,341
                                                       2005      1.998          2.159            800,005
                                                       2004      1.665          1.998            618,779
                                                       2003      1.188          1.665            514,784
                                                       2002      1.274          1.188            293,704
                                                       2001      1.153          1.274             96,667
                                                       2000      0.988          1.153             39,689
                                                       1999      1.000          0.988              3,413

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/99).....................................  2007      1.146          1.212            290,060
                                                       2006      0.996          1.146            419,766
                                                       2005      0.966          0.996            489,080
                                                       2004      0.931          0.966            647,261
                                                       2003      0.778          0.931            611,101
                                                       2002      0.946          0.778            578,067
                                                       2001      1.057          0.946            519,580
                                                       2000      1.077          1.057            509,909
                                                       1999      1.000          1.077            320,468

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (10/99)....................................  2007      1.568          1.377            983,469
                                                       2006      1.530          1.568          1,348,039
                                                       2005      1.464          1.530          1,543,081
                                                       2004      1.332          1.464          1,603,199
                                                       2003      1.024          1.332          1,457,171
                                                       2002      1.282          1.024            882,429
                                                       2001      1.383          1.282            545,002
                                                       2000      1.236          1.383            349,550
                                                       1999      1.000          1.236             37,863

Fidelity(R) Variable Insurance Products
  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      0.993          1.029                 --
                                                       2005      0.969          0.993          3,126,450
                                                       2004      0.933          0.969          3,368,472
                                                       2003      0.803          0.933          2,588,801
                                                       2002      0.894          0.803          1,715,279
                                                       2001      0.947          0.894            294,346
                                                       2000      1.000          0.947            173,343

  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/01).............................................  2007      1.543          1.788          2,544,963
                                                       2006      1.402          1.543          2,740,294
                                                       2005      1.217          1.402          2,781,525
                                                       2004      1.070          1.217          2,249,663
                                                       2003      0.845          1.070          1,627,008
                                                       2002      0.947          0.845            726,512
                                                       2001      1.000          0.947             21,595

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.273          1.342            145,537
                                                       2006      1.133          1.273            192,692
                                                       2005      0.950          1.133            170,162
                                                       2004      0.950          0.950            206,566
                                                       2003      0.770          0.950            247,934
                                                       2002      0.844          0.770             53,586
                                                       2001      1.000          0.844                 --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.989          2.265          2,177,928
                                                       2006      1.792          1.989          2,455,895
                                                       2005      1.537          1.792          2,302,391
                                                       2004      1.249          1.537          1,404,786
                                                       2003      0.914          1.249            836,747
                                                       2002      1.029          0.914            328,766
                                                       2001      1.000          1.029             32,298

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.458          1.704                 --
                                                       2005      1.335          1.458            231,875
                                                       2004      1.200          1.335             76,672
                                                       2003      1.000          1.200             33,400

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.958          2.490            455,087
                                                       2006      1.548          1.958            413,972
                                                       2005      1.230          1.548            315,482
                                                       2004      1.000          1.230             46,605

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.505          1.716            687,451
                                                       2006      1.254          1.505            588,361
                                                       2005      1.153          1.254            407,700
                                                       2004      1.000          1.153             57,503

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.207          1.452                 --
                                                       2005      1.123          1.207          1,538,191
                                                       2004      1.000          1.123            283,880

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

High Yield Bond Trust
  High Yield Bond Trust (9/99).......................  2006      1.492          1.528                 --
                                                       2005      1.491          1.492          1,412,007
                                                       2004      1.389          1.491          1,319,172
                                                       2003      1.089          1.389          1,064,575
                                                       2002      1.054          1.089            634,852
                                                       2001      0.974          1.054            426,670
                                                       2000      0.977          0.974            311,003
                                                       1999      1.000          0.977             93,082

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.130          1.168                 --
                                                       2005      1.062          1.130            294,915
                                                       2004      0.993          1.062            390,516
                                                       2003      0.884          0.993            416,592
                                                       2002      0.960          0.884            215,744
                                                       2001      1.000          0.960              9,564

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2007      1.071          1.288            149,009
                                                       2006      0.957          1.071            241,560
                                                       2005      0.865          0.957            236,155
                                                       2004      0.727          0.865            120,789
                                                       2003      0.546          0.727            127,957
                                                       2002      0.770          0.546                 --
                                                       2001      1.000          0.770                 --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.686          0.741            821,392
                                                       2006      0.589          0.686            777,128
                                                       2005      0.565          0.589            635,473
                                                       2004      0.547          0.565            804,370
                                                       2003      0.448          0.547            812,834
                                                       2002      0.610          0.448            751,717
                                                       2001      0.799          0.610            609,833
                                                       2000      1.000          0.799            409,725

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.154          1.299                 --
                                                       2005      1.123          1.154             80,991
                                                       2004      1.000          1.123              2,533

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.971          1.034                 --
                                                       2006      0.916          0.971             51,560
                                                       2005      0.872          0.916             51,560
                                                       2004      0.858          0.872             58,711
                                                       2003      0.647          0.858             51,540
                                                       2002      0.895          0.647                 --
                                                       2001      1.000          0.895                 --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.075          1.078          2,665,659
                                                       2006      1.001          1.075          3,583,573
                                                       2005      0.908          1.001          4,013,388
                                                       2004      0.836          0.908          3,794,044
                                                       2003      0.629          0.836          2,571,412
                                                       2002      0.946          0.629            771,825
                                                       2001      1.000          0.946            349,246

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2007      1.182          1.266            952,746
                                                       2006      1.043          1.182          1,290,828
                                                       2005      1.013          1.043          1,459,135
                                                       2004      0.942          1.013          1,710,244
                                                       2003      0.766          0.942          1,638,535
                                                       2002      0.941          0.766            870,255
                                                       2001      1.000          0.941              1,117

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.371          1.381             56,472

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.934          0.982             60,438
                                                       2006      0.802          0.934            185,785
                                                       2005      0.814          0.802            151,931
                                                       2004      0.797          0.814            108,538
                                                       2003      0.654          0.797            102,277
                                                       2002      0.895          0.654             71,910
                                                       2001      1.000          0.895                 --

  LMPVET Equity Index Subaccount (Class II) (7/99)...  2007      1.078          1.117          4,809,627
                                                       2006      0.948          1.078          6,234,702
                                                       2005      0.921          0.948          6,882,940
                                                       2004      0.846          0.921          6,087,905
                                                       2003      0.671          0.846          4,785,205
                                                       2002      0.875          0.671          2,904,696
                                                       2001      1.011          0.875            986,668
                                                       2000      1.129          1.011            613,181
                                                       1999      1.000          1.129            317,090

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.251          1.251          1,827,050
                                                       2006      1.084          1.251          1,722,259
                                                       2005      1.048          1.084          1,959,578
                                                       2004      0.981          1.048          2,342,337
                                                       2003      0.716          0.981          1,858,465
                                                       2002      0.921          0.716            940,084
                                                       2001      1.000          0.921            132,819

  LMPVET International All Cap Opportunity Subaccount
  (12/99)............................................  2007      1.179          1.239            405,575
                                                       2006      0.949          1.179            440,943
                                                       2005      0.860          0.949            490,767
                                                       2004      0.739          0.860            609,375
                                                       2003      0.587          0.739            541,855
                                                       2002      0.800          0.587            310,549
                                                       2001      1.177          0.800            275,427
                                                       2000      1.563          1.177            247,679
                                                       1999      1.000          1.563             53,669

  LMPVET Investors Subaccount (Class I) (10/99)......  2007      1.554          1.595             88,854
                                                       2006      1.331          1.554            185,164
                                                       2005      1.265          1.331            210,110
                                                       2004      1.160          1.265            238,681
                                                       2003      0.888          1.160            218,111
                                                       2002      1.168          0.888            166,614
                                                       2001      1.234          1.168            156,631
                                                       2000      1.084          1.234             55,437
                                                       1999      1.000          1.084              6,020

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/99)............................................  2007      1.032          1.073            749,138
                                                       2006      0.999          1.032            920,580
                                                       2005      0.961          0.999          1,074,489
                                                       2004      0.970          0.961          1,236,132
                                                       2003      0.666          0.970            854,538
                                                       2002      0.896          0.666            331,327
                                                       2001      1.037          0.896            213,815
                                                       2000      1.128          1.037            178,384
                                                       1999      1.000          1.128             77,927

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.207          1.312            225,000
                                                       2006      1.084          1.207            218,498
                                                       2005      1.046          1.084            365,697
                                                       2004      0.920          1.046            405,677
                                                       2003      0.626          0.920            354,641
                                                       2002      0.971          0.626            139,960
                                                       2001      1.000          0.971             83,878

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Social Awareness Subaccount (7/99)..........  2007      0.988          1.082            332,984
                                                       2006      0.929          0.988            500,806
                                                       2005      0.901          0.929            501,930
                                                       2004      0.859          0.901            506,230
                                                       2003      0.675          0.859            485,603
                                                       2002      0.909          0.675            448,264
                                                       2001      1.092          0.909            159,905
                                                       2000      1.111          1.092            141,652
                                                       1999      1.000          1.111             57,036

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.038          1.039              9,038
                                                       2006      1.010          1.038             32,889
                                                       2005      0.999          1.010            118,915
                                                       2004      1.000          0.999             86,026
                                                       2003      1.000          1.000                 --

  LMPVIT High Income Subaccount (8/99)...............  2007      1.263          1.251            158,090
                                                       2006      1.153          1.263            158,882
                                                       2005      1.137          1.153            182,840
                                                       2004      1.043          1.137            173,921
                                                       2003      0.828          1.043            148,031
                                                       2002      0.866          0.828            111,167
                                                       2001      0.912          0.866             49,735
                                                       2000      1.004          0.912             52,398
                                                       1999      1.000          1.004                 --

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.284          1.372                 --
                                                       2006      1.152          1.284             71,257
                                                       2005      1.112          1.152             49,556
                                                       2004      0.974          1.112             34,048
                                                       2003      0.695          0.974             36,670
                                                       2002      0.946          0.695             15,142
                                                       2001      1.000          0.946             15,142

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/00).........  2007      1.864          1.958                 --
                                                       2006      1.598          1.864            522,620
                                                       2005      1.555          1.598            578,348
                                                       2004      1.454          1.555            769,056
                                                       2003      1.059          1.454            658,282
                                                       2002      1.431          1.059            387,617
                                                       2001      1.422          1.431            274,586
                                                       2000      1.000          1.422             62,150

  LMPVPI Total Return Subaccount (Class I) (9/00)....  2007      1.337          1.377                 --
                                                       2006      1.202          1.337             97,505
                                                       2005      1.178          1.202            124,412
                                                       2004      1.097          1.178            116,791
                                                       2003      0.958          1.097             54,550
                                                       2002      1.042          0.958             59,722
                                                       2001      1.064          1.042             59,722
                                                       2000      1.000          1.064              9,945

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.308          1.361                 --
                                                       2006      1.129          1.308            582,270
                                                       2005      1.107          1.129            516,868
                                                       2004      1.000          1.107             79,477

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.376          1.518                 --
                                                       2006      1.241          1.376            512,690
                                                       2005      1.161          1.241            621,092
                                                       2004      1.000          1.161             36,456

Managed Assets Trust
  Managed Assets Trust (6/99)........................  2006      1.206          1.245                 --
                                                       2005      1.176          1.206          3,585,628
                                                       2004      1.088          1.176          3,650,452
                                                       2003      0.903          1.088          3,189,773
                                                       2002      1.000          0.903          2,415,855
                                                       2001      1.000          1.000          2,100,630
                                                       2001      1.067          1.000                 --
                                                       2000      1.098          1.067          1,799,521
                                                       1999      1.000          1.098                 --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.836          1.923            672,104
                                                       2006      1.000          1.836            889,068

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2007      1.691          1.650            989,423

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.091          1.146                 --
                                                       2006      1.000          1.091            150,496

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.136          1.147            143,982

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.068          1.045             71,817
                                                       2006      1.000          1.068             19,833

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.301          1.274            998,338
                                                       2006      1.000          1.301            889,422

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      0.694          0.895          6,356,969
                                                       2006      1.000          0.694          7,622,924

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.214          1.078              4,610

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.319          1.385          2,519,028
                                                       2006      1.000          1.319          3,122,246

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.152          1.215            361,195
                                                       2006      1.000          1.152            249,626

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.080          1.109          1,276,088
                                                       2006      1.000          1.080            897,910

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.502          1.368            457,257

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      0.989          1.093             65,815
                                                       2006      1.000          0.989             44,662

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.129            141,060
                                                       2006      1.000          1.026             81,072

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.374          2.998            174,987

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.532          1.612            276,195

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.415          1.504          1,183,549
                                                       2006      1.000          1.415            929,438

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.223          1.029          1,487,148
                                                       2006      1.000          1.223          1,964,009

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.030          1.093            239,380

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      0.989          1.026            235,409
                                                       2006      1.000          0.989            278,531

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.111          1.228                 --
                                                       2006      1.000          1.111                 --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.483          1.562          1,288,879
                                                       2006      1.000          1.483          1,207,972

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.327          1.271          1,385,276
                                                       2006      1.000          1.327            105,522

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/99)...................................  2007      1.376          1.421                 --
                                                       2006      1.336          1.376         17,972,460
                                                       2005      1.325          1.336         20,679,610
                                                       2004      1.282          1.325         15,302,307
                                                       2003      1.230          1.282         10,176,397
                                                       2002      1.143          1.230          7,885,571
                                                       2001      1.083          1.143          3,246,930
                                                       2000      0.976          1.083            409,109
                                                       1999      1.000          0.976             49,414

  MetLife Investment International Stock Subaccount
  (Class I) (7/99)...................................  2007      1.412          1.516                 --
                                                       2006      1.130          1.412          8,805,817
                                                       2005      0.998          1.130         11,190,945
                                                       2004      0.880          0.998          8,679,287
                                                       2003      0.685          0.880          6,530,023
                                                       2002      0.893          0.685          4,552,992
                                                       2001      1.151          0.893          1,527,648
                                                       2000      1.267          1.151            347,387
                                                       1999      1.000          1.267             91,971

  MetLife Investment Large Company Stock Subaccount
  (Class I) (9/99)...................................  2007      0.851          0.889                 --
                                                       2006      0.765          0.851         20,296,567
                                                       2005      0.726          0.765         23,987,923
                                                       2004      0.668          0.726         17,649,834
                                                       2003      0.528          0.668         12,079,242
                                                       2002      0.693          0.528          7,754,372
                                                       2001      0.833          0.693          2,768,720
                                                       2000      0.992          0.833            626,483
                                                       1999      1.000          0.992             68,472

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/99)...................................  2007      2.288          2.286                 --
                                                       2006      2.038          2.288          4,059,123
                                                       2005      1.924          2.038          4,822,772
                                                       2004      1.695          1.924          3,721,782
                                                       2003      1.199          1.695          2,740,029
                                                       2002      1.592          1.199          1,474,339
                                                       2001      1.587          1.592            530,066
                                                       2000      1.460          1.587            235,839
                                                       1999      1.000          1.460             29,981

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.058          1.258            475,927
                                                       2006      1.000          1.058            538,833

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.303          1.368          1,887,068
                                                       2006      1.000          1.303          1,912,258

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.156          1.199          3,609,779
                                                       2006      1.000          1.156          3,426,808

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.149          1.090              1,361

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      0.934          0.959          2,915,192
                                                       2006      1.000          0.934          3,449,775

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.348          1.386          4,725,046
                                                       2006      1.000          1.348          5,837,885

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.419          1.439          5,207,269

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.078          1.099          1,495,675
                                                       2006      1.000          1.078                 --
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.044          1.089            320,701
                                                       2006      1.000          1.044             29,074
                                                       2005      1.000          1.000                 --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.050          1.087          6,769,234
                                                       2006      1.000          1.050            460,401
                                                       2005      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.055          1.087         16,076,217
                                                       2006      1.000          1.055            810,202
                                                       2005      1.000          1.000                 --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.107          1.135          5,736,802
                                                       2006      1.000          1.107            298,305
                                                       2005      1.000          1.000                 --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      0.906          0.899          6,147,320

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.505          1.548          5,595,525
                                                       2006      1.000          1.505          6,681,315

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      1.530          1.494          3,274,508

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.053          1.105          1,712,279
                                                       2006      1.000          1.053          1,938,251

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      2.335          2.269          1,861,968

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.627          1.691                 --
                                                       2006      1.000          1.627          1,113,196

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.403          1.448          2,359,167
                                                       2006      1.000          1.403          2,762,290

Money Market Portfolio
  Money Market Subaccount (9/99).....................  2006      1.116          1.128                 --
                                                       2005      1.099          1.116          3,311,878
                                                       2004      1.101          1.099          2,821,194
                                                       2003      1.107          1.101          3,503,778
                                                       2002      1.105          1.107          3,223,219
                                                       2001      1.078          1.105          2,626,057
                                                       2000      1.028          1.078            911,055
                                                       1999      1.000          1.028            134,132

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.187                 --
                                                       2005      1.075          1.122            106,706
                                                       2004      1.000          1.075             40,148

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.004          1.025                 --
                                                       2006      1.010          1.004            183,569
                                                       2005      1.007          1.010            142,108

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.266          1.359          2,199,156
                                                       2006      1.234          1.266          2,712,531
                                                       2005      1.220          1.234          2,687,126
                                                       2004      1.178          1.220          2,270,916
                                                       2003      1.135          1.178          2,784,528
                                                       2002      1.054          1.135          1,430,431
                                                       2001      1.000          1.054             25,722

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.901          0.982                 --
                                                       2006      0.822          0.901              1,846
                                                       2005      0.776          0.822              1,846
                                                       2004      0.730          0.776              1,846
                                                       2003      0.560          0.730              1,846
                                                       2002      0.806          0.560                 --
                                                       2001      1.000          0.806                 --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.421          1.540                 --
                                                       2006      1.126          1.421            306,157
                                                       2005      1.016          1.126            173,572
                                                       2004      0.886          1.016            166,176
                                                       2003      0.698          0.886            155,084
                                                       2002      0.858          0.698            111,279
                                                       2001      1.000          0.858              7,952

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.984          2.121                 --
                                                       2006      1.713          1.984          1,070,656
                                                       2005      1.620          1.713          1,078,884
                                                       2004      1.300          1.620            546,825
                                                       2003      0.879          1.300            304,761
                                                       2002      1.090          0.879            242,851
                                                       2001      1.000          1.090              2,364

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.937          0.999                 --
                                                       2005      0.872          0.937             44,662
                                                       2004      0.830          0.872             40,953
                                                       2003      0.650          0.830             53,682
                                                       2002      0.864          0.650             64,399
                                                       2001      1.000          0.864                 --

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.096                 --
                                                       2005      1.037          1.028             42,156
                                                       2004      1.000          1.037             42,156

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/99).............................................  2006      1.759          1.924                 --
                                                       2005      1.585          1.759          1,037,101
                                                       2004      1.378          1.585            959,983
                                                       2003      1.043          1.378            821,211
                                                       2002      1.233          1.043            507,530
                                                       2001      1.301          1.233            186,474
                                                       2000      1.129          1.301             88,563
                                                       1999      1.000          1.129             13,503

  Travelers Equity Income Subaccount (7/99)..........  2006      1.246          1.311                 --
                                                       2005      1.208          1.246          6,810,723
                                                       2004      1.113          1.208          6,282,506
                                                       2003      0.859          1.113          4,935,749
                                                       2002      1.011          0.859          3,021,391
                                                       2001      1.096          1.011            838,058
                                                       2000      1.017          1.096            437,309
                                                       1999      1.000          1.017            255,091

  Travelers Federated Stock Subaccount (11/01).......  2006      1.129          1.170                 --
                                                       2005      1.085          1.129             84,624
                                                       2004      0.994          1.085            168,501
                                                       2003      0.789          0.994            146,425
                                                       2002      0.990          0.789             65,464
                                                       2001      1.000          0.990             20,459

  Travelers Large Cap Subaccount (7/99)..............  2006      0.891          0.920                 --
                                                       2005      0.830          0.891          2,490,510
                                                       2004      0.789          0.830          2,565,167
                                                       2003      0.641          0.789          2,458,865
                                                       2002      0.841          0.641          2,003,276
                                                       2001      1.030          0.841          1,375,102
                                                       2000      1.219          1.030            804,272
                                                       1999      1.000          1.219             89,328

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      0.967          1.028                 --
                                                       2005      0.874          0.967            218,367
                                                       2004      0.764          0.874             74,341
                                                       2003      0.638          0.764             68,317
                                                       2002      0.863          0.638             41,538
                                                       2001      1.127          0.863              7,875
                                                       2000      1.209          1.127              7,875
                                                       1999      1.000          1.209                 --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/99)............................................  2006      1.021          1.081                 --
                                                       2005      1.003          1.021            737,928
                                                       2004      0.890          1.003            827,170
                                                       2003      0.658          0.890            794,275
                                                       2002      1.301          0.658            544,549
                                                       2001      1.726          1.301            587,839
                                                       2000      1.598          1.726            504,511
                                                       1999      1.000          1.598             91,838

  Travelers MFS(R) Total Return Subaccount (7/99)....  2006      1.359          1.404                 --
                                                       2005      1.336          1.359          4,912,833
                                                       2004      1.214          1.336          3,493,408
                                                       2003      1.055          1.214          2,959,776
                                                       2002      1.127          1.055          2,301,022
                                                       2001      1.142          1.127            812,897
                                                       2000      0.991          1.142            487,321
                                                       1999      1.000          0.991            114,042

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.181          1.278                 --
                                                       2005      1.123          1.181            426,937
                                                       2004      1.000          1.123             62,053

  Travelers Mondrian International Stock Subaccount
  (8/99).............................................  2006      1.024          1.178                 --
                                                       2005      0.947          1.024            763,779
                                                       2004      0.828          0.947            858,165
                                                       2003      0.652          0.828            446,951
                                                       2002      0.759          0.652            377,746
                                                       2001      1.041          0.759             25,696
                                                       2000      1.190          1.041             17,988
                                                       1999      1.000          1.190                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Fund Subaccount (8/99)...........  2006      0.864          0.918                 --
                                                       2005      0.825          0.864            337,419
                                                       2004      0.752          0.825            344,641
                                                       2003      0.615          0.752            334,981
                                                       2002      0.893          0.615            335,084
                                                       2001      1.174          0.893            392,586
                                                       2000      0.956          1.174            135,986
                                                       1999      1.000          0.956              2,049

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      0.999          1.053                 --
                                                       2005      1.000          0.999                 --

  Travelers Pioneer Strategic Income Subaccount
  (1/01).............................................  2006      1.413          1.428                 --
                                                       2005      1.380          1.413            948,526
                                                       2004      1.259          1.380            260,801
                                                       2003      1.067          1.259            247,782
                                                       2002      1.020          1.067             76,876
                                                       2001      1.000          1.020             30,002

  Travelers Quality Bond Subaccount (8/99)...........  2006      1.261          1.251                 --
                                                       2005      1.257          1.261          1,881,594
                                                       2004      1.232          1.257          1,837,114
                                                       2003      1.166          1.232          1,560,119
                                                       2002      1.116          1.166            958,999
                                                       2001      1.055          1.116            276,489
                                                       2000      0.998          1.055             54,601
                                                       1999      1.000          0.998              8,527

  Travelers Strategic Equity Subaccount (7/99).......  2006      0.845          0.883                 --
                                                       2005      0.838          0.845          1,586,262
                                                       2004      0.770          0.838          1,894,691
                                                       2003      0.588          0.770          2,051,381
                                                       2002      0.897          0.588          1,942,656
                                                       2001      1.048          0.897          1,358,290
                                                       2000      1.298          1.048            987,184
                                                       1999      1.000          1.298            226,122

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032                 --
                                                       2005      1.000          1.000                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000                 --
                                                       2005      1.000          1.000                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.401          1.352                 --
                                                       2005      1.360          1.401          3,434,923
                                                       2004      1.298          1.360          3,318,271
                                                       2003      1.279          1.298          3,884,983
                                                       2002      1.140          1.279          2,882,790
                                                       2001      1.091          1.140            494,329
                                                       2000      0.965          1.091            141,994
                                                       1999      1.000          0.965             75,867

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.712          1.651            421,140
                                                       2006      1.494          1.712            502,242
                                                       2005      1.453          1.494            518,195
                                                       2004      1.253          1.453             58,317
                                                       2003      1.000          1.253                 --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.903          1.003                 --
                                                       2006      0.857          0.903                 --
                                                       2005      0.804          0.857                 --
                                                       2004      0.784          0.804                 --
                                                       2003      0.632          0.784                 --
                                                       2002      0.909          0.632                 --
                                                       2001      1.000          0.909                 --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.772          0.890             73,927
                                                       2006      0.762          0.772             79,487
                                                       2005      0.717          0.762             93,318
                                                       2004      0.680          0.717            110,263
                                                       2003      0.542          0.680             66,716
                                                       2002      0.815          0.542                 --
                                                       2001      1.000          0.815                 --

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (3/00)..................................  2007      1.507          1.478            120,645
                                                       2006      1.319          1.507            181,900
                                                       2005      1.146          1.319            135,322
                                                       2004      0.994          1.146            131,078
                                                       2003      0.727          0.994            150,458
                                                       2002      0.958          0.727            155,163
                                                       2001      0.932          0.958            115,369
                                                       2000      1.000          0.932             24,959

                  MRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds
  AIM V.I. Core Equity Subaccount (Series I) (1/70)..  2007      1.082          1.160               --
                                                       2006      1.000          1.082               --

  AIM V.I. Premier Equity Subaccount (Series I)
  (5/01).............................................  2006      0.821          0.864               --
                                                       2005      0.787          0.821               --
                                                       2004      0.754          0.787               --
                                                       2003      0.610          0.754               --
                                                       2002      0.886          0.610               --
                                                       2001      1.000          0.886               --

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2007      1.481          1.680               --
                                                       2006      1.245          1.481               --
                                                       2005      1.105          1.245               --
                                                       2004      1.000          1.105               --

  American Funds Growth Subaccount (Class 2) (5/04)..  2007      1.359          1.507               --
                                                       2006      1.248          1.359               --
                                                       2005      1.088          1.248               --
                                                       2004      1.000          1.088               --

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2007      1.283          1.331               --
                                                       2006      1.128          1.283               --
                                                       2005      1.079          1.128               --
                                                       2004      1.000          1.079               --

Capital Appreciation Fund
  Capital Appreciation Fund (5/00)...................  2006      0.682          0.676               --
                                                       2005      0.584          0.682               --
                                                       2004      0.495          0.584               --
                                                       2003      0.401          0.495               --
                                                       2002      0.542          0.401               --
                                                       2001      0.743          0.542               --
                                                       2000      1.000          0.743               --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Subaccount
  (10/99)............................................  2007      2.277          2.389               --
                                                       2006      1.740          2.277               --
                                                       2005      1.377          1.740               --
                                                       2004      1.116          1.377               --
                                                       2003      0.791          1.116               --
                                                       2002      0.906          0.791               --
                                                       2001      1.015          0.906               --
                                                       2000      1.502          1.015               --
                                                       1999      1.000          1.502               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (9/00).............................................  2006      2.445          3.203               --
                                                       2005      2.310          2.445               --
                                                       2004      1.780          2.310               --
                                                       2003      1.345          1.780               --
                                                       2002      1.303          1.345               --
                                                       2001      1.213          1.303               --
                                                       2000      1.000          1.213               --

  Delaware VIP Small Cap Value Subaccount (Standard
  Class) (10/99).....................................  2007      2.477          2.284               --
                                                       2006      2.159          2.477               --
                                                       2005      1.998          2.159               --
                                                       2004      1.665          1.998               --
                                                       2003      1.188          1.665               --
                                                       2002      1.274          1.188               --
                                                       2001      1.153          1.274               --
                                                       2000      0.988          1.153               --
                                                       1999      1.000          0.988               --

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/99).....................................  2007      1.146          1.212               --
                                                       2006      0.996          1.146               --
                                                       2005      0.966          0.996               --
                                                       2004      0.931          0.966               --
                                                       2003      0.778          0.931               --
                                                       2002      0.946          0.778               --
                                                       2001      1.057          0.946               --
                                                       2000      1.077          1.057               --
                                                       1999      1.000          1.077               --

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (10/99)....................................  2007      1.568          1.377               --
                                                       2006      1.530          1.568               --
                                                       2005      1.464          1.530               --
                                                       2004      1.332          1.464               --
                                                       2003      1.024          1.332               --
                                                       2002      1.282          1.024               --
                                                       2001      1.383          1.282               --
                                                       2000      1.236          1.383               --
                                                       1999      1.000          1.236               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  VIP Asset Manager Subaccount (Service Class 2)
  (5/00).............................................  2006      0.993          1.029               --
                                                       2005      0.969          0.993               --
                                                       2004      0.933          0.969               --
                                                       2003      0.803          0.933               --
                                                       2002      0.894          0.803               --
                                                       2001      0.947          0.894               --
                                                       2000      1.000          0.947               --

  VIP Contrafund(R) Subaccount (Service Class 2)
  (5/01).............................................  2007      1.543          1.788               --
                                                       2006      1.402          1.543               --
                                                       2005      1.217          1.402               --
                                                       2004      1.070          1.217               --
                                                       2003      0.845          1.070               --
                                                       2002      0.947          0.845               --
                                                       2001      1.000          0.947               --

  VIP Dynamic Capital Appreciation Subaccount
  (Service Class 2) (5/01)...........................  2007      1.273          1.342               --
                                                       2006      1.133          1.273               --
                                                       2005      0.950          1.133               --
                                                       2004      0.950          0.950               --
                                                       2003      0.770          0.950               --
                                                       2002      0.844          0.770               --
                                                       2001      1.000          0.844               --

  VIP Mid Cap Subaccount (Service Class 2) (5/01)....  2007      1.989          2.265               --
                                                       2006      1.792          1.989               --
                                                       2005      1.537          1.792               --
                                                       2004      1.249          1.537               --
                                                       2003      0.914          1.249               --
                                                       2002      1.029          0.914               --
                                                       2001      1.000          1.029               --

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.458          1.704               --
                                                       2005      1.335          1.458               --
                                                       2004      1.200          1.335               --
                                                       2003      1.000          1.200               --

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/04)........................  2007      1.958          2.490               --
                                                       2006      1.548          1.958               --
                                                       2005      1.230          1.548               --
                                                       2004      1.000          1.230               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2007      1.505          1.716               --
                                                       2006      1.254          1.505               --
                                                       2005      1.153          1.254               --
                                                       2004      1.000          1.153               --

  FTVIPT Templeton Growth Securities Subaccount
  (Class 2) (5/04)...................................  2006      1.207          1.452               --
                                                       2005      1.123          1.207               --
                                                       2004      1.000          1.123               --

High Yield Bond Trust
  High Yield Bond Trust (9/99).......................  2006      1.492          1.528               --
                                                       2005      1.491          1.492               --
                                                       2004      1.389          1.491               --
                                                       2003      1.089          1.389               --
                                                       2002      1.054          1.089               --
                                                       2001      0.974          1.054               --
                                                       2000      0.977          0.974               --
                                                       1999      1.000          0.977               --

Janus Aspen Series
  Janus Aspen Balanced Subaccount (Service Shares)
  (5/01).............................................  2006      1.130          1.168               --
                                                       2005      1.062          1.130               --
                                                       2004      0.993          1.062               --
                                                       2003      0.884          0.993               --
                                                       2002      0.960          0.884               --
                                                       2001      1.000          0.960               --

  Janus Aspen Mid Cap Growth Subaccount (Service
  Shares) (5/01).....................................  2007      1.071          1.288               --
                                                       2006      0.957          1.071               --
                                                       2005      0.865          0.957               --
                                                       2004      0.727          0.865               --
                                                       2003      0.546          0.727               --
                                                       2002      0.770          0.546               --
                                                       2001      1.000          0.770               --

  Janus Aspen Worldwide Growth Subaccount (Service
  Shares) (5/00).....................................  2007      0.686          0.741               --
                                                       2006      0.589          0.686               --
                                                       2005      0.565          0.589               --
                                                       2004      0.547          0.565               --
                                                       2003      0.448          0.547               --
                                                       2002      0.610          0.448               --
                                                       2001      0.799          0.610               --
                                                       2000      1.000          0.799               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/04)......  2006      1.154          1.299               --
                                                       2005      1.123          1.154               --
                                                       2004      1.000          1.123               --

Legg Mason Partners Investment Series
  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.971          1.034               --
                                                       2006      0.916          0.971               --
                                                       2005      0.872          0.916               --
                                                       2004      0.858          0.872               --
                                                       2003      0.647          0.858               --
                                                       2002      0.895          0.647               --
                                                       2001      1.000          0.895               --

Legg Mason Partners Variable Equity Trust
  LMPVET Aggressive Growth Subaccount (Class I)
  (5/01).............................................  2007      1.075          1.078               --
                                                       2006      1.001          1.075               --
                                                       2005      0.908          1.001               --
                                                       2004      0.836          0.908               --
                                                       2003      0.629          0.836               --
                                                       2002      0.946          0.629               --
                                                       2001      1.000          0.946               --

  LMPVET Appreciation Subaccount (Class I) (5/01)....  2007      1.182          1.266               --
                                                       2006      1.043          1.182               --
                                                       2005      1.013          1.043               --
                                                       2004      0.942          1.013               --
                                                       2003      0.766          0.942               --
                                                       2002      0.941          0.766               --
                                                       2001      1.000          0.941               --

  LMPVET Capital and Income Subaccount (Class I)
  (4/07).............................................  2007      1.371          1.381               --

  LMPVET Dividend Strategy Subaccount (5/01).........  2007      0.934          0.982               --
                                                       2006      0.802          0.934               --
                                                       2005      0.814          0.802               --
                                                       2004      0.797          0.814               --
                                                       2003      0.654          0.797               --
                                                       2002      0.895          0.654               --
                                                       2001      1.000          0.895               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Equity Index Subaccount (Class II) (7/99)...  2007      1.078          1.117           24,844
                                                       2006      0.948          1.078           26,752
                                                       2005      0.921          0.948           30,364
                                                       2004      0.846          0.921           32,933
                                                       2003      0.671          0.846           33,662
                                                       2002      0.875          0.671           36,096
                                                       2001      1.011          0.875               --
                                                       2000      1.129          1.011               --
                                                       1999      1.000          1.129               --

  LMPVET Fundamental Value Subaccount (Class I)
  (5/01).............................................  2007      1.251          1.251               --
                                                       2006      1.084          1.251               --
                                                       2005      1.048          1.084               --
                                                       2004      0.981          1.048               --
                                                       2003      0.716          0.981               --
                                                       2002      0.921          0.716               --
                                                       2001      1.000          0.921               --

  LMPVET International All Cap Opportunity Subaccount
  (12/99)............................................  2007      1.179          1.239               --
                                                       2006      0.949          1.179               --
                                                       2005      0.860          0.949               --
                                                       2004      0.739          0.860               --
                                                       2003      0.587          0.739               --
                                                       2002      0.800          0.587               --
                                                       2001      1.177          0.800               --
                                                       2000      1.563          1.177               --
                                                       1999      1.000          1.563               --

  LMPVET Investors Subaccount (Class I) (10/99)......  2007      1.554          1.595               --
                                                       2006      1.331          1.554               --
                                                       2005      1.265          1.331               --
                                                       2004      1.160          1.265               --
                                                       2003      0.888          1.160               --
                                                       2002      1.168          0.888               --
                                                       2001      1.234          1.168               --
                                                       2000      1.084          1.234               --
                                                       1999      1.000          1.084               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Large Cap Growth Subaccount (Class I)
  (10/99)............................................  2007      1.032          1.073               --
                                                       2006      0.999          1.032               --
                                                       2005      0.961          0.999               --
                                                       2004      0.970          0.961               --
                                                       2003      0.666          0.970               --
                                                       2002      0.896          0.666               --
                                                       2001      1.037          0.896               --
                                                       2000      1.128          1.037               --
                                                       1999      1.000          1.128               --

  LMPVET Small Cap Growth Subaccount (Class I)
  (5/01).............................................  2007      1.207          1.312               --
                                                       2006      1.084          1.207               --
                                                       2005      1.046          1.084               --
                                                       2004      0.920          1.046               --
                                                       2003      0.626          0.920               --
                                                       2002      0.971          0.626               --
                                                       2001      1.000          0.971               --

  LMPVET Social Awareness Subaccount (7/99)..........  2007      0.988          1.082               --
                                                       2006      0.929          0.988               --
                                                       2005      0.901          0.929               --
                                                       2004      0.859          0.901               --
                                                       2003      0.675          0.859               --
                                                       2002      0.909          0.675               --
                                                       2001      1.092          0.909               --
                                                       2000      1.111          1.092               --
                                                       1999      1.000          1.111               --

Legg Mason Partners Variable Income Trust
  LMPVIT Adjustable Rate Income Subaccount (9/03)....  2007      1.038          1.039               --
                                                       2006      1.010          1.038               --
                                                       2005      0.999          1.010               --
                                                       2004      1.000          0.999               --
                                                       2003      1.000          1.000               --

  LMPVIT High Income Subaccount (8/99)...............  2007      1.263          1.251               --
                                                       2006      1.153          1.263               --
                                                       2005      1.137          1.153               --
                                                       2004      1.043          1.137               --
                                                       2003      0.828          1.043               --
                                                       2002      0.866          0.828               --
                                                       2001      0.912          0.866               --
                                                       2000      1.004          0.912               --
                                                       1999      1.000          1.004               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.284          1.372               --
                                                       2006      1.152          1.284               --
                                                       2005      1.112          1.152               --
                                                       2004      0.974          1.112               --
                                                       2003      0.695          0.974               --
                                                       2002      0.946          0.695               --
                                                       2001      1.000          0.946               --

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (4/00).........  2007      1.864          1.958               --
                                                       2006      1.598          1.864               --
                                                       2005      1.555          1.598               --
                                                       2004      1.454          1.555               --
                                                       2003      1.059          1.454               --
                                                       2002      1.431          1.059               --
                                                       2001      1.422          1.431               --
                                                       2000      1.000          1.422               --

  LMPVPI Total Return Subaccount (Class I) (9/00)....  2007      1.337          1.377               --
                                                       2006      1.202          1.337               --
                                                       2005      1.178          1.202               --
                                                       2004      1.097          1.178               --
                                                       2003      0.958          1.097               --
                                                       2002      1.042          0.958               --
                                                       2001      1.064          1.042               --
                                                       2000      1.000          1.064               --

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.308          1.361               --
                                                       2006      1.129          1.308               --
                                                       2005      1.107          1.129               --
                                                       2004      1.000          1.107               --

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.376          1.518               --
                                                       2006      1.241          1.376               --
                                                       2005      1.161          1.241               --
                                                       2004      1.000          1.161               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Managed Assets Trust
  Managed Assets Trust (6/99)........................  2006      1.206          1.245               --
                                                       2005      1.176          1.206               --
                                                       2004      1.088          1.176               --
                                                       2003      0.903          1.088               --
                                                       2002      1.000          0.903               --
                                                       2001      1.000          1.000               --
                                                       2001      1.067          1.000               --
                                                       2000      1.098          1.067               --
                                                       1999      1.000          1.098               --

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (1/70)..........................................  2007      1.836          1.923               --
                                                       2006      1.000          1.836               --

  MIST BlackRock High Yield Subaccount (Class A)
  (4/07) *...........................................  2007      1.691          1.650               --

  MIST BlackRock Large-Cap Core Subaccount (Class A)
  (1/70).............................................  2007      1.091          1.146               --
                                                       2006      1.000          1.091               --

  MIST BlackRock Large-Cap Core Subaccount (Class E)
  (4/07).............................................  2007      1.136          1.147               --

  MIST Dreman Small-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.068          1.045               --
                                                       2006      1.000          1.068               --

  MIST Harris Oakmark International Subaccount (Class
  A) (1/70) *........................................  2007      1.301          1.274               --
                                                       2006      1.000          1.301               --

  MIST Janus Forty Subaccount (Class A) (1/70).......  2007      0.694          0.895               --
                                                       2006      1.000          0.694               --

  MIST Lazard Mid-Cap Subaccount (Class B) (4/07)....  2007      1.214          1.078               --

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (1/70)...................................  2007      1.319          1.385               --
                                                       2006      1.000          1.319               --

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (1/70)..........................................  2007      1.152          1.215               --
                                                       2006      1.000          1.152               --

  MIST Lord Abbett Growth and Income Subaccount
  (Class B) (1/70) *.................................  2007      1.080          1.109               --
                                                       2006      1.000          1.080               --

  MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
  (4/07) *...........................................  2007      1.502          1.368               --

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (1/70)..........................................  2007      0.989          1.093               --
                                                       2006      1.000          0.989               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Met/AIM Small Cap Growth Subaccount (Class A)
  (1/70).............................................  2007      1.026          1.129               --
                                                       2006      1.000          1.026               --

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/07)...................................  2007      2.374          2.998               --

  MIST MFS(R) Research International Subaccount
  (Class B) (4/07) *.................................  2007      1.532          1.612               --

  MIST MFS(R) Value Subaccount (Class A) (1/70)......  2007      1.415          1.504               --
                                                       2006      1.000          1.415               --

  MIST Neuberger Berman Real Estate Subaccount (Class
  A) (4/07)..........................................  2007      1.223          1.029               --
                                                       2006      1.000          1.223               --

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07) *.................................  2007      1.030          1.093               --

  MIST Pioneer Fund Subaccount (Class A) (1/70)......  2007      0.989          1.026               --
                                                       2006      1.000          0.989               --

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (1/70).............................................  2007      1.111          1.228               --
                                                       2006      1.000          1.111               --

  MIST Pioneer Strategic Income Subaccount (Class A)
  (1/70).............................................  2007      1.483          1.562               --
                                                       2006      1.000          1.483               --

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (1/70) *........................................  2007      1.327          1.271               --
                                                       2006      1.000          1.327               --

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/99)...................................  2007      1.376          1.421               --
                                                       2006      1.336          1.376               --
                                                       2005      1.325          1.336               --
                                                       2004      1.282          1.325               --
                                                       2003      1.230          1.282               --
                                                       2002      1.143          1.230               --
                                                       2001      1.083          1.143               --
                                                       2000      0.976          1.083               --
                                                       1999      1.000          0.976               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (7/99)...................................  2007      1.412          1.516               --
                                                       2006      1.130          1.412               --
                                                       2005      0.998          1.130               --
                                                       2004      0.880          0.998               --
                                                       2003      0.685          0.880               --
                                                       2002      0.893          0.685               --
                                                       2001      1.151          0.893               --
                                                       2000      1.267          1.151               --
                                                       1999      1.000          1.267               --

  MetLife Investment Large Company Stock Subaccount
  (Class I) (9/99)...................................  2007      0.851          0.889               --
                                                       2006      0.765          0.851               --
                                                       2005      0.726          0.765               --
                                                       2004      0.668          0.726               --
                                                       2003      0.528          0.668               --
                                                       2002      0.693          0.528               --
                                                       2001      0.833          0.693               --
                                                       2000      0.992          0.833               --
                                                       1999      1.000          0.992               --

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/99)...................................  2007      2.288          2.286               --
                                                       2006      2.038          2.288               --
                                                       2005      1.924          2.038               --
                                                       2004      1.695          1.924               --
                                                       2003      1.199          1.695               --
                                                       2002      1.592          1.199               --
                                                       2001      1.587          1.592               --
                                                       2000      1.460          1.587               --
                                                       1999      1.000          1.460               --

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (1/70)..........................................  2007      1.058          1.258               --
                                                       2006      1.000          1.058               --

  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.303          1.368               --
                                                       2006      1.000          1.303               --

  MSF BlackRock Money Market Subaccount (Class A)
  (1/70).............................................  2007      1.156          1.199               --
                                                       2006      1.000          1.156               --

  MSF Capital Guardian U.S. Equity Subaccount (Class
  A) (4/07) *........................................  2007      1.149          1.090               --

  MSF FI Large Cap Subaccount (Class A) (1/70).......  2007      0.934          0.959               --
                                                       2006      1.000          0.934               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (1/70)...  2007      1.348          1.386               --
                                                       2006      1.000          1.348               --

  MSF Lehman Brothers Aggregate Bond Index Subaccount
  (Class A) (11/07) *................................  2007      1.419          1.439               --

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.078          1.099               --
                                                       2006      1.000          1.078               --
                                                       2005      1.000          1.000               --

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (1/70)...................................  2007      1.044          1.089               --
                                                       2006      1.000          1.044               --
                                                       2005      1.000          1.000               --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (1/70)........................  2007      1.050          1.087               --
                                                       2006      1.000          1.050               --
                                                       2005      1.000          1.000               --

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (1/70)..........................................  2007      1.055          1.087               --
                                                       2006      1.000          1.055               --
                                                       2005      1.000          1.000               --

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (1/70)........................  2007      1.107          1.135               --
                                                       2006      1.000          1.107               --
                                                       2005      1.000          1.000               --

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2007      0.906          0.899               --

  MSF MFS(R) Total Return Subaccount (Class F)
  (1/70).............................................  2007      1.505          1.548               --
                                                       2006      1.000          1.505               --

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2007      1.530          1.494               --

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (1/70) *...........................................  2007      1.053          1.105               --
                                                       2006      1.000          1.053               --

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2007      2.335          2.269               --

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (1/70)........................  2007      1.627          1.691               --
                                                       2006      1.000          1.627               --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.403          1.448            9,505
                                                       2006      1.000          1.403           10,229

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Money Market Portfolio
  Money Market Subaccount (9/99).....................  2006      1.116          1.128               --
                                                       2005      1.099          1.116               --
                                                       2004      1.101          1.099               --
                                                       2003      1.107          1.101               --
                                                       2002      1.105          1.107               --
                                                       2001      1.078          1.105               --
                                                       2000      1.028          1.078               --
                                                       1999      1.000          1.028               --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.187               --
                                                       2005      1.075          1.122               --
                                                       2004      1.000          1.075               --

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (10/05).....................................  2007      1.004          1.025               --
                                                       2006      1.010          1.004               --
                                                       2005      1.007          1.010               --

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2007      1.266          1.359               --
                                                       2006      1.234          1.266               --
                                                       2005      1.220          1.234               --
                                                       2004      1.178          1.220               --
                                                       2003      1.135          1.178               --
                                                       2002      1.054          1.135               --
                                                       2001      1.000          1.054               --

Putnam Variable Trust
  Putnam VT Discovery Growth Subaccount (Class IB)
  (5/01).............................................  2007      0.901          0.982               --
                                                       2006      0.822          0.901               --
                                                       2005      0.776          0.822               --
                                                       2004      0.730          0.776               --
                                                       2003      0.560          0.730               --
                                                       2002      0.806          0.560               --
                                                       2001      1.000          0.806               --

  Putnam VT International Equity Subaccount (Class
  IB) (5/01).........................................  2007      1.421          1.540               --
                                                       2006      1.126          1.421               --
                                                       2005      1.016          1.126               --
                                                       2004      0.886          1.016               --
                                                       2003      0.698          0.886               --
                                                       2002      0.858          0.698               --
                                                       2001      1.000          0.858               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.984          2.121               --
                                                       2006      1.713          1.984               --
                                                       2005      1.620          1.713               --
                                                       2004      1.300          1.620               --
                                                       2003      0.879          1.300               --
                                                       2002      1.090          0.879               --
                                                       2001      1.000          1.090               --

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/01).............................................  2006      0.937          0.999               --
                                                       2005      0.872          0.937               --
                                                       2004      0.830          0.872               --
                                                       2003      0.650          0.830               --
                                                       2002      0.864          0.650               --
                                                       2001      1.000          0.864               --

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.096               --
                                                       2005      1.037          1.028               --
                                                       2004      1.000          1.037               --

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/99).............................................  2006      1.759          1.924               --
                                                       2005      1.585          1.759               --
                                                       2004      1.378          1.585               --
                                                       2003      1.043          1.378               --
                                                       2002      1.233          1.043               --
                                                       2001      1.301          1.233               --
                                                       2000      1.129          1.301               --
                                                       1999      1.000          1.129               --

  Travelers Equity Income Subaccount (7/99)..........  2006      1.246          1.311               --
                                                       2005      1.208          1.246               --
                                                       2004      1.113          1.208               --
                                                       2003      0.859          1.113               --
                                                       2002      1.011          0.859               --
                                                       2001      1.096          1.011               --
                                                       2000      1.017          1.096               --
                                                       1999      1.000          1.017               --

  Travelers Federated Stock Subaccount (11/01).......  2006      1.129          1.170               --
                                                       2005      1.085          1.129               --
                                                       2004      0.994          1.085               --
                                                       2003      0.789          0.994               --
                                                       2002      0.990          0.789               --
                                                       2001      1.000          0.990               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (7/99)..............  2006      0.891          0.920               --
                                                       2005      0.830          0.891               --
                                                       2004      0.789          0.830               --
                                                       2003      0.641          0.789               --
                                                       2002      0.841          0.641               --
                                                       2001      1.030          0.841               --
                                                       2000      1.219          1.030               --
                                                       1999      1.000          1.219               --

  Travelers Mercury Large Cap Core Subaccount
  (6/00).............................................  2006      0.967          1.028               --
                                                       2005      0.874          0.967               --
                                                       2004      0.764          0.874               --
                                                       2003      0.638          0.764               --
                                                       2002      0.863          0.638               --
                                                       2001      1.127          0.863               --
                                                       2000      1.000          1.127               --
                                                       2000      1.209          1.000               --
                                                       1999      1.000          1.209               --

  Travelers MFS(R) Mid Cap Growth Subaccount
  (10/99)............................................  2006      1.021          1.081               --
                                                       2005      1.003          1.021               --
                                                       2004      0.890          1.003               --
                                                       2003      0.658          0.890               --
                                                       2002      1.301          0.658               --
                                                       2001      1.726          1.301               --
                                                       2000      1.598          1.726               --
                                                       1999      1.000          1.598               --

  Travelers MFS(R) Total Return Subaccount (7/99)....  2006      1.359          1.404               --
                                                       2005      1.336          1.359               --
                                                       2004      1.214          1.336               --
                                                       2003      1.055          1.214               --
                                                       2002      1.127          1.055               --
                                                       2001      1.142          1.127               --
                                                       2000      0.991          1.142               --
                                                       1999      1.000          0.991               --

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.181          1.278               --
                                                       2005      1.123          1.181               --
                                                       2004      1.000          1.123               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mondrian International Stock Subaccount
  (8/99).............................................  2006      1.024          1.178               --
                                                       2005      0.947          1.024               --
                                                       2004      0.828          0.947               --
                                                       2003      0.652          0.828               --
                                                       2002      0.759          0.652               --
                                                       2001      1.041          0.759               --
                                                       2000      1.190          1.041               --
                                                       1999      1.000          1.190               --

  Travelers Pioneer Fund Subaccount (8/99)...........  2006      0.864          0.918               --
                                                       2005      0.825          0.864               --
                                                       2004      0.752          0.825               --
                                                       2003      0.615          0.752               --
                                                       2002      0.893          0.615               --
                                                       2001      1.174          0.893               --
                                                       2000      0.956          1.174               --
                                                       1999      1.000          0.956               --

  Travelers Pioneer Mid Cap Value Subaccount (1/70)..  2006      0.999          1.053               --
                                                       2005      1.000          0.999               --

  Travelers Pioneer Strategic Income Subaccount
  (1/01).............................................  2006      1.413          1.428               --
                                                       2005      1.380          1.413               --
                                                       2004      1.259          1.380               --
                                                       2003      1.067          1.259               --
                                                       2002      1.020          1.067               --
                                                       2001      1.000          1.020               --

  Travelers Quality Bond Subaccount (8/99)...........  2006      1.261          1.251               --
                                                       2005      1.257          1.261               --
                                                       2004      1.232          1.257               --
                                                       2003      1.166          1.232               --
                                                       2002      1.116          1.166               --
                                                       2001      1.055          1.116               --
                                                       2000      0.998          1.055               --
                                                       1999      1.000          0.998               --

  Travelers Strategic Equity Subaccount (7/99).......  2006      0.845          0.883               --
                                                       2005      0.838          0.845               --
                                                       2004      0.770          0.838               --
                                                       2003      0.588          0.770               --
                                                       2002      0.897          0.588               --
                                                       2001      1.048          0.897               --
                                                       2000      1.298          1.048               --
                                                       1999      1.000          1.298               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (1/70)..................................  2006      1.000          1.032               --
                                                       2005      1.000          1.000               --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (1/70)..................................  2006      1.000          1.000               --
                                                       2005      1.000          1.000               --

  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.401          1.352               --
                                                       2005      1.360          1.401           11,607
                                                       2004      1.298          1.360           12,587
                                                       2003      1.279          1.298           12,879
                                                       2002      1.140          1.279           13,811
                                                       2001      1.091          1.140               --
                                                       2000      0.965          1.091               --
                                                       1999      1.000          0.965               --

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2007      1.712          1.651               --
                                                       2006      1.494          1.712               --
                                                       2005      1.453          1.494               --
                                                       2004      1.253          1.453               --
                                                       2003      1.000          1.253               --

  Van Kampen LIT Enterprise Subaccount (Class II)
  (5/01).............................................  2007      0.903          1.003               --
                                                       2006      0.857          0.903               --
                                                       2005      0.804          0.857               --
                                                       2004      0.784          0.804               --
                                                       2003      0.632          0.784               --
                                                       2002      0.909          0.632               --
                                                       2001      1.000          0.909               --

  Van Kampen LIT Strategic Growth Subaccount (Class
  II) (5/01).........................................  2007      0.772          0.890               --
                                                       2006      0.762          0.772               --
                                                       2005      0.717          0.762               --
                                                       2004      0.680          0.717               --
                                                       2003      0.542          0.680               --
                                                       2002      0.815          0.542               --
                                                       2001      1.000          0.815               --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Wells Fargo Variable Trust
  Wells Fargo VT Advantage Small/Mid Cap Value
  Subaccount (3/00)..................................  2007      1.507          1.478               --
                                                       2006      1.319          1.507               --
                                                       2005      1.146          1.319               --
                                                       2004      0.994          1.146               --
                                                       2003      0.727          0.994               --
                                                       2002      0.958          0.727               --
                                                       2001      0.932          0.958               --
                                                       2000      1.000          0.932               --






                   MRA -- SEPARATE ACCOUNT CHARGES 1.25% 33 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.270          1.329             --
                                                       2006      1.000          1.270             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.367          1.407             --
                                                       2006      1.000          1.367             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (8/99)...........  2006      1.234          1.222             --
                                                       2005      1.233          1.234             --
                                                       2004      1.213          1.233             --
                                                       2003      1.152          1.213             --
                                                       2002      1.106          1.152             --
                                                       2001      1.049          1.106             --
                                                       2000      0.996          1.049             --
                                                       1999      1.000          0.996             --

  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.370          1.321             --
                                                       2005      1.334          1.370             --
                                                       2004      1.277          1.334             --
                                                       2003      1.263          1.277             --
                                                       2002      1.129          1.263             --
                                                       2001      1.084          1.129             --
                                                       2000      0.962          1.084             --
                                                       1999      1.000          0.962             --

                   MRA -- SEPARATE ACCOUNT CHARGES 1.25% 53 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Metropolitan Series Fund, Inc.
  MSF BlackRock Bond Income Subaccount (Class A)
  (1/70).............................................  2007      1.250          1.305             --
                                                       2006      1.000          1.250             --

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (1/70) *......................  2007      1.346          1.382             --
                                                       2006      1.000          1.346             --

The Travelers Series Trust
  Travelers Quality Bond Subaccount (8/99)...........  2006      1.217          1.205             --
                                                       2005      1.219          1.217             --
                                                       2004      1.201          1.219             --
                                                       2003      1.143          1.201             --
                                                       2002      1.100          1.143             --
                                                       2001      1.045          1.100             --
                                                       2000      0.994          1.045             --
                                                       1999      1.000          0.994             --

  Travelers U.S. Government Securities Subaccount
  (8/99).............................................  2006      1.352          1.303             --
                                                       2005      1.319          1.352             --
                                                       2004      1.265          1.319             --
                                                       2003      1.253          1.265             --
                                                       2002      1.123          1.253             --
                                                       2001      1.080          1.123             --
                                                       2000      0.961          1.080             --
                                                       1999      1.000          0.961             --






                   MRA -- SEPARATE ACCOUNT CHARGES 1.25% 83 FL



                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Legg Mason Partners Variable Equity Trust
  LMPVET Equity Index Subaccount (Class II) (7/99)...  2007      1.011          1.039             --
                                                       2006      0.896          1.011             --
                                                       2005      0.878          0.896             --
                                                       2004      0.813          0.878             --
                                                       2003      0.650          0.813             --
                                                       2002      0.855          0.650             --
                                                       2001      0.996          0.855             --
                                                       2000      1.122          0.996             --
                                                       1999      1.000          1.122             --






* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2007.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.





Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2007 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.



Effective on or about 02/25/05, The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.



Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.


Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.


Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.


Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.



Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
MetLife of CT Separate Account Five for Variable Annuities and the Board of Directors of MetLife Insurance Company of Connecticut:

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account Five for Variable Annuities (the "Separate Account") of MetLife Insurance Company of Connecticut (the "Company") comprising each of the individual Subaccounts listed in Appendix A as of December 31, 2007, and the related statements of operations for the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. We have also audited the statements of operations for the periods presented in the year ended December 31, 2007, and the statements of changes in net assets for each of the periods presented in the two years then ended for each of the individual Subaccounts listed in Appendix
B. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in Note 5 for the periods in the two years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2007, the results of their operations for the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 24, 2008

                                   APPENDIX A

American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Delaware VIP Small Cap Value Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Dividend Strategy Subaccount (Class A)
LMPVET Equity Index Subaccount (Class II)
LMPVET Fundamental Value Subaccount (Class I)
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class I)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT High Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF Lehman Brothers Aggregate Bond Index Subaccount (Class A)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MetLife Stock Index Subaccount (Class A)
MSF MFS Total Return Subaccount (Class F)
MSF Morgan Stanley EAFE Index Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF Russell 2000 Index Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Total Return Subaccount (Administrative Class)
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class II)
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

                                   APPENDIX B

AIM V.I. Core Equity Subaccount (Series I)
Credit Suisse Trust Emerging Markets Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPV Small Cap Growth Opportunities Subaccount
LMPVPI Total Return Subaccount (Class I)
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MetLife Investment Diversified Bond Subaccount (Class I)
MetLife Investment International Stock Subaccount (Class I) MetLife Investment Large Company Stock Subaccount (Class I) MetLife Investment Small Company Stock Subaccount (Class I)
MSF Western Asset Management High Yield Bond Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
Putnam VT Discovery Growth Subaccount (Class IB)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)

           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2007

                               AMERICAN FUNDS    AMERICAN FUNDS  AMERICAN FUNDS    DELAWARE VIP
                                GLOBAL GROWTH        GROWTH       GROWTH-INCOME  SMALL CAP VALUE
                                 SUBACCOUNT        SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
                                  (CLASS 2)         (CLASS 2)       (CLASS 2)    (STANDARD CLASS)
                              -----------------  --------------  --------------  ----------------
ASSETS:
   Investments at fair value      $1,082,877       $1,972,675      $1,518,869       $1,767,420
                                  ----------       ----------      ----------       ----------
         Total Assets              1,082,877        1,972,675       1,518,869        1,767,420
                                  ----------       ----------      ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                  112              195             151              172
   Due to MetLife Insurance
      Company of Connecticut              --               --              --               --
                                  ----------       ----------      ----------       ----------
         Total Liabilities               112              195             151              172
                                  ----------       ----------      ----------       ----------
NET ASSETS                        $1,082,765       $1,972,480      $1,518,718       $1,767,248
                                  ==========       ==========      ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                 DREYFUS VIF        DREYFUS VIF        FIDELITY VIP    FIDELITY VIP DYNAMIC
                                APPRECIATION    DEVELOPING LEADERS      CONTRAFUND     CAPITAL APPRECIATION
                                 SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                              (INITIAL SHARES)   (INITIAL SHARES)   (SERVICE CLASS 2)   (SERVICE CLASS 2)
                              ----------------  ------------------  -----------------  --------------------
ASSETS:
   Investments at fair value      $527,313          $1,445,765          $4,974,354           $195,343
                                  --------          ----------          ----------           --------
         Total Assets              527,313           1,445,765           4,974,354            195,343
                                  --------          ----------          ----------           --------
LIABILITIES:
   Other payables
      Insurance charges                 48                 146                 496                 20
   Due to MetLife Insurance
      Company of Connecticut            --                  --                  --                 --
                                  --------          ----------          ----------           --------
         Total Liabilities              48                 146                 496                 20
                                  --------          ----------          ----------           --------
NET ASSETS                        $527,265          $1,445,619          $4,973,858           $195,323
                                  ========          ==========          ==========           ========

   The accompanying notes are an integral part of these financial statements.

                                                  FTVIPT TEMPLETON
                                 FIDELITY VIP        DEVELOPING       FTVIPT TEMPLETON
                                   MID CAP       MARKETS SECURITIES  FOREIGN SECURITIES
                                  SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                              (SERVICE CLASS 2)      (CLASS 2)           (CLASS 2)
                              -----------------  ------------------  ------------------
ASSETS:
   Investments at fair value      $5,551,484         $1,417,263          $1,401,116
                                  ----------         ----------          ----------
         Total Assets              5,551,484          1,417,263           1,401,116
                                  ----------         ----------          ----------
LIABILITIES:
   Other payables
      Insurance charges                  550                136                 136
   Due to MetLife Insurance
      Company of Connecticut              --                655                  --
                                  ----------         ----------          ----------
         Total Liabilities               550                791                 136
                                  ----------         ----------          ----------
NET ASSETS                        $5,550,934         $1,416,472          $1,400,980
                                  ==========         ==========          ==========

                                JANUS ASPEN        JANUS ASPEN          LMPVET
                               MID CAP GROWTH   WORLDWIDE GROWTH  AGGRESSIVE GROWTH
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
                              (SERVICE SHARES)  (SERVICE SHARES)      (CLASS I)
                              ----------------  ----------------  -----------------
ASSETS:
   Investments at fair value      $306,081          $611,713          $3,029,705
                                  --------          --------          ----------
         Total Assets              306,081           611,713           3,029,705
                                  --------          --------          ----------
LIABILITIES:
   Other payables
      Insurance charges                 27                62                 308
   Due to MetLife Insurance
      Company of Connecticut            --                --                  --
                                  --------          --------          ----------
         Total Liabilities              27                62                 308
                                  --------          --------          ----------
NET ASSETS                        $306,054          $611,651          $3,029,397
                                  ========          ========          ==========

   The accompanying notes are an integral part of these financial statements.

                                 LMPVET       LMPVET       LMPVET          LMPVET
                              APPRECIATION   DIVIDEND   EQUITY INDEX  FUNDAMENTAL VALUE
                               SUBACCOUNT    STRATEGY    SUBACCOUNT      SUBACCOUNT
                                (CLASS I)   SUBACCOUNT   (CLASS II)       (CLASS I)
                              ------------  ----------  ------------  -----------------
ASSETS:
   Investments at fair value   $1,217,099     $65,917    $5,781,283      $2,318,815
                               ----------     -------    ----------      ----------
         Total Assets           1,217,099      65,917     5,781,283       2,318,815
                               ----------     -------    ----------      ----------
LIABILITIES:
   Other payables
      Insurance charges               125           6           584             238
   Due to MetLife Insurance
      Company of Connecticut           --          --            --              --
                               ----------     -------    ----------      ----------
         Total Liabilities            125           6           584             238
                               ----------     -------    ----------      ----------
NET ASSETS                     $1,216,974     $65,911    $5,780,699      $2,318,577
                               ==========     =======    ==========      ==========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET          LMPVET         LMPVET            LMPVET         LMPVET          LMPVET
                                 INTERNATIONAL      INVESTORS  LARGE CAP GROWTH  SMALL CAP GROWTH    SOCIAL    CAPITAL AND INCOME
                              ALL CAP OPPORTUNITY  SUBACCOUNT     SUBACCOUNT        SUBACCOUNT     AWARENESS       SUBACCOUNT
                                   SUBACCOUNT       (CLASS I)     (CLASS I)          (CLASS I)     SUBACCOUNT       (CLASS I)
                              -------------------  ----------  ----------------  ----------------  ----------  ------------------
ASSETS:
   Investments at fair value        $502,380        $141,712       $841,712           $334,650      $365,082         $77,969
                                    --------        --------       --------           --------      --------         -------
         Total Assets                502,380         141,712        841,712            334,650       365,082          77,969
                                    --------        --------       --------           --------      --------         -------
LIABILITIES:
   Other payables
      Insurance charges                   52              15             85                 34            37               9
   Due to MetLife Insurance
      Company of Connecticut              --              --             --                 --            --              --
                                    --------        --------       --------           --------      --------         -------
         Total Liabilities                52              15             85                 34            37               9
                                    --------        --------       --------           --------      --------         -------
NET ASSETS                          $502,328        $141,697       $841,627           $334,616      $365,045         $77,960
                                    ========        ========       ========           ========      ========         =======

   The accompanying notes are an integral part of these financial statements.

                                  LMPVIT         LMPVIT    MIST BATTERYMARCH  MIST BLACKROCK
                              ADJUSTABLE RATE     HIGH       MID-CAP STOCK      HIGH YIELD
                                  INCOME         INCOME        SUBACCOUNT       SUBACCOUNT
                                SUBACCOUNT     SUBACCOUNT      (CLASS A)        (CLASS A)
                              ---------------  ----------  -----------------  --------------
ASSETS:
   Investments at fair value       $9,389       $251,747       $1,316,501       $1,852,686
                                   ------       --------       ----------       ----------
         Total Assets               9,389        251,747        1,316,501        1,852,686
                                   ------       --------       ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                --             24              136              166
   Due to MetLife Insurance
      Company of Connecticut           --             --               --               --
                                   ------       --------       ----------       ----------
         Total Liabilities             --             24              136              166
                                   ------       --------       ----------       ----------
NET ASSETS                         $9,389       $251,723       $1,316,365       $1,852,520
                                   ======       ========       ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                                MIST HARRIS                              MIST LEGG MASON
                              MIST BLACKROCK    MIST DREMAN       OAKMARK         MIST     MIST LAZARD  PARTNERS MANAGED
                              LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL  JANUS FORTY    MID-CAP         ASSETS
                                SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
                                (CLASS E)       (CLASS A)        (CLASS A)     (CLASS A)    (CLASS B)      (CLASS A)
                              --------------  ---------------  -------------  -----------  -----------  ----------------
ASSETS:
   Investments at fair value     $165,206         $75,046        $1,335,684    $5,916,694     $4,971      $3,579,257
                                 --------         -------        ----------    ----------     ------      ----------
         Total Assets             165,206          75,046         1,335,684     5,916,694      4,971       3,579,257
                                 --------         -------        ----------    ----------     ------      ----------
LIABILITIES:
   Other payables
      Insurance charges                17               8               135           604         --             367
   Due to MetLife Insurance
      Company of Connecticut           --              --                --            --         --              --
                                 --------         -------        ----------    ----------     ------      ----------
         Total Liabilities             17               8               135           604         --             367
                                 --------         -------        ----------    ----------     ------      ----------
NET ASSETS                       $165,189         $75,038        $1,335,549    $5,916,090     $4,971      $3,578,890
                                 ========         =======        ==========    ==========     ======      ==========

   The accompanying notes are an integral part of these financial statements.

                              MIST LORD ABBETT  MIST LORD ABBETT   MIST LORD ABBETT      MIST MET/AIM
                               BOND DEBENTURE   GROWTH AND INCOME   MID-CAP VALUE    CAPITAL APPRECIATION
                                 SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                 (CLASS A)          (CLASS B)         (CLASS B)           (CLASS A)
                              ----------------  -----------------  ----------------  --------------------
ASSETS:
   Investments at fair value      $469,208          $1,472,874         $638,513            $79,560
                                  --------          ----------         --------            -------
         Total Assets              469,208           1,472,874          638,513             79,560
                                  --------          ----------         --------            -------
LIABILITIES:
   Other payables
      Insurance charges                 47                 120               65                  8
   Due to MetLife Insurance
      Company of Connecticut            --                  --               --                 --
                                  --------          ----------         --------            -------
         Total Liabilities              47                 120               65                  8
                                  --------          ----------         --------            -------
NET ASSETS                        $469,161          $1,472,754         $638,448            $79,552
                                  ========          ==========         ========            =======

   The accompanying notes are an integral part of these financial statements.

                                                                                                  MIST NEUBERGER    MIST PIMCO
                                MIST MET/AIM    MIST MFS EMERGING  MIST MFS RESEARCH   MIST MFS       BERMAN        INFLATION
                              SMALL CAP GROWTH    MARKETS EQUITY     INTERNATIONAL      VALUE       REAL ESTATE   PROTECTED BOND
                                 SUBACCOUNT         SUBACCOUNT        SUBACCOUNT      SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                 (CLASS A)          (CLASS A)         (CLASS B)        (CLASS A)     (CLASS A)      (CLASS A)
                              ----------------  -----------------  -----------------  ----------  --------------  --------------
ASSETS:
   Investments at fair value      $214,916           $577,344          $445,392       $2,161,541    $1,742,616       $261,614
                                  --------           --------          --------       ----------    ----------       --------
         Total Assets              214,916            577,344           445,392        2,161,541     1,742,616        261,614
                                  --------           --------          --------       ----------    ----------       --------
LIABILITIES:
   Other payables
      Insurance charges                 21                 58                46              208           170             27
   Due to MetLife Insurance
      Company of Connecticut            --                 --                --               --            --             --
                                  --------           --------          --------       ----------    ----------       --------
         Total Liabilities              21                 58                46              208           170             27
                                  --------           --------          --------       ----------    ----------       --------
NET ASSETS                        $214,895           $577,286          $445,346       $2,161,333    $1,742,446       $261,587
                                  ========           ========          ========       ==========    ==========       ========

   The accompanying notes are an integral part of these financial statements.

                                  MIST        MIST PIONEER    MIST THIRD AVENUE    MSF BLACKROCK
                              PIONEER FUND  STRATEGIC INCOME   SMALL CAP VALUE   AGGRESSIVE GROWTH
                               SUBACCOUNT      SUBACCOUNT        SUBACCOUNT          SUBACCOUNT
                                (CLASS A)       (CLASS A)         (CLASS B)          (CLASS D)
                              ------------  ----------------  -----------------  -----------------
ASSETS:
   Investments at fair value    $277,013       $2,304,474         $1,885,399          $657,325
                                --------       ----------         ----------          --------
         Total Assets            277,013        2,304,474          1,885,399           657,325
                                --------       ----------         ----------          --------
LIABILITIES:
   Other payables
      Insurance charges               27              226                190                66
   Due to MetLife Insurance
      Company of Connecticut          --               --                 --                --
                                --------       ----------         ----------          --------
         Total Liabilities            27              226                190                66
                                --------       ----------         ----------          --------
NET ASSETS                      $276,986       $2,304,248         $1,885,209          $657,259
                                ========       ==========         ==========          ========

   The accompanying notes are an integral part of these financial statements.

                                                             MSF CAPITAL
                              MSF BLACKROCK   MSF BLACKROCK   GUARDIAN
                               BOND INCOME    MONEY MARKET   U.S. EQUITY
                               SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                (CLASS A)       (CLASS A)     (CLASS A)
                              -------------   ------------   -----------
ASSETS:
   Investments at fair value    $2,644,770      $4,698,652      $1,484
                                ----------      ----------      ------
         Total Assets            2,644,770       4,698,652       1,484
                                ----------      ----------      ------
LIABILITIES:
   Other payables
      Insurance charges                268             469          --
   Due to MetLife Insurance
      Company of Connecticut            --              --          --
                                ----------      ----------      ------
         Total Liabilities             268             469          --
                                ----------      ----------      ------
NET ASSETS                      $2,644,502      $4,698,183      $1,484
                                ==========      ==========      ======

                                                                MSF LEHMAN
                                 MSF FI        MSF FI      BROTHERS AGGREGATE
                                LARGE CAP   VALUE LEADERS      BOND INDEX
                               SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                                (CLASS A)     (CLASS D)         (CLASS A)
                              ------------  -------------  ------------------
ASSETS:
   Investments at fair value   $2,920,080     $7,095,950       $8,919,173
                               ----------     ----------       ----------
         Total Assets           2,920,080      7,095,950        8,919,173
                               ----------     ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges               297            713              862
   Due to MetLife Insurance
      Company of Connecticut           --             --               --
                               ----------     ----------       ----------
         Total Liabilities            297            713              862
                               ----------     ----------       ----------
NET ASSETS                     $2,919,783     $7,095,237       $8,918,311
                               ==========     ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                                                          MSF METLIFE        MSF METLIFE
                                        MSF METLIFE       CONSERVATIVE       CONSERVATIVE           MSF METLIFE
                                   AGGRESSIVE ALLOCATION   ALLOCATION   TO MODERATE ALLOCATION  MODERATE ALLOCATION
                                         SUBACCOUNT        SUBACCOUNT         SUBACCOUNT             SUBACCOUNT
                                         (CLASS B)         (CLASS B)          (CLASS B)              (CLASS B)
                                   ---------------------  ------------  ----------------------  -------------------
ASSETS:
   Investments at fair value             $1,695,493         $445,514           $8,287,515           $17,867,787
                                         ----------         --------           ----------           -----------
         Total Assets                     1,695,493          445,514            8,287,515            17,867,787
                                         ----------         --------           ----------           -----------
LIABILITIES:
   Other payables
      Insurance charges                         173               42                  818                 1,826
   Due to MetLife Insurance
      Company of Connecticut                     --               --                   --                    --
                                         ----------         --------           ----------           -----------
         Total Liabilities                      173               42                  818                 1,826
                                         ----------         --------           ----------           -----------
NET ASSETS                               $1,695,320         $445,472           $8,286,697           $17,865,961
                                         ==========         ========           ==========           ===========

   The accompanying notes are an integral part of these financial statements.

                                        MSF METLIFE
                                        MODERATE TO       MSF METLIFE     MSF MFS    MSF MORGAN STANLEY
                                   AGGRESSIVE ALLOCATION  STOCK INDEX  TOTAL RETURN      EAFE INDEX
                                        SUBACCOUNT         SUBACCOUNT   SUBACCOUNT       SUBACCOUNT
                                         (CLASS B)         (CLASS A)     (CLASS F)       (CLASS A)
                                   ---------------------  -----------  ------------  ------------------
ASSETS:
   Investments at fair value             $6,615,873        $6,085,633   $9,900,372       $5,373,073
                                         ----------        ----------   ----------       ----------
         Total Assets                     6,615,873         6,085,633    9,900,372        5,373,073
                                         ----------        ----------   ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                         683               608          973              536
   Due to MetLife Insurance
      Company of Connecticut                     --                --           --               --
                                         ----------        ----------   ----------       ----------
         Total Liabilities                      683               608          973              536
                                         ----------        ----------   ----------       ----------

NET ASSETS                               $6,615,190        $6,085,025   $9,899,399       $5,372,537
                                         ==========        ==========   ==========       ==========

                                   MSF OPPENHEIMER  MSF RUSSELL 2000
                                    GLOBAL EQUITY        INDEX
                                     SUBACCOUNT        SUBACCOUNT
                                      (CLASS B)        (CLASS A)
                                   ---------------  ----------------
ASSETS:
   Investments at fair value          $2,258,641       $4,522,638
                                      ----------       ----------
         Total Assets                  2,258,641        4,522,638
                                      ----------       ----------
LIABILITIES:
   Other payables
      Insurance charges                      220              458
   Due to MetLife Insurance
      Company of Connecticut                  --               --
                                      ----------       ----------
         Total Liabilities                   220              458
                                      ----------       ----------
NET ASSETS                            $2,258,421       $4,522,180
                                      ==========       ==========

   The accompanying notes are an integral part of these financial statements.

                              MSF WESTERN ASSET
                               MANAGEMENT U.S.          PIMCO VIT        VAN KAMPEN LIT   VAN KAMPEN LIT
                                  GOVERNMENT          TOTAL RETURN          COMSTOCK     STRATEGIC GROWTH
                                  SUBACCOUNT           SUBACCOUNT          SUBACCOUNT       SUBACCOUNT
                                  (CLASS A)      (ADMINISTRATIVE CLASS)    (CLASS II)       (CLASS II)
                              -----------------  ----------------------  --------------  ----------------
ASSETS:
   Investments at fair value      $3,788,283           $3,129,195           $732,979          $73,097
                                  ----------           ----------           --------          -------
         Total Assets              3,788,283            3,129,195            732,979           73,097
                                  ----------           ----------           --------          -------
LIABILITIES:
   Other payables
      Insurance charges                  329                  315                 75                7
   Due to MetLife Insurance
      Company of Connecticut              --                   --                 --               --
                                  ----------           ----------           --------          -------
         Total Liabilities               329                  315                 75                7
                                  ----------           ----------           --------          -------
NET ASSETS                        $3,787,954           $3,128,880           $732,904          $73,090
                                  ==========           ==========           ========          =======

   The accompanying notes are an integral part of these financial statements.

                                 WELLS FARGO VT
                                   ADVANTAGE
                              SMALL/MID CAP VALUE
                                   SUBACCOUNT
                              -------------------
ASSETS:
   Investments at fair value        $178,312
                                    --------
         Total Assets                178,312
                                    --------
LIABILITIES:
   Other payables
      Insurance charges                   18
   Due to MetLife Insurance
      Company of Connecticut              --
                                    --------
         Total Liabilities                18
                                    --------
NET ASSETS                          $178,294
                                    ========

   The accompanying notes are an integral part of these financial statements.

           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2007

                                                AIM V.I.     AMERICAN FUNDS  AMERICAN FUNDS  AMERICAN FUNDS
                                              CORE EQUITY    GLOBAL GROWTH       GROWTH       GROWTH-INCOME
                                               SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                             (SERIES I) (a)    (CLASS 2)       (CLASS 2)        (CLASS 2)
                                             --------------  --------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                    $--          $ 25,804        $ 14,878        $ 23,775
                                                   ---          --------        --------        --------
EXPENSES:
      Mortality and expense risk
         charges                                     4            11,001          21,484          19,606
                                                   ---          --------        --------        --------
            Net investment income (loss)            (4)           14,803          (6,606)          4,169
                                                   ---          --------        --------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --            34,663         120,881          53,756
      Realized gains (losses) on sale of
         investments                                77            37,404          27,792          48,972
                                                   ---          --------        --------        --------
            Net realized gains (losses)             77            72,067         148,673         102,728
                                                   ---          --------        --------        --------
      Change in unrealized gains (losses)
         on investments                             --            22,251          32,712         (48,215)
                                                   ---          --------        --------        --------
      Net increase (decrease) in net assets
         resulting from operations                 $73          $109,121        $174,779        $ 58,682
                                                   ===          ========        ========        ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                    DELAWARE VIP      DREYFUS VIF
                                             CREDIT SUISSE TRUST   SMALL CAP VALUE    APPRECIATION
                                               EMERGING MARKETS      SUBACCOUNT        SUBACCOUNT
                                                SUBACCOUNT (a)    (STANDARD CLASS)  (INITIAL SHARES)
                                             -------------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                    $     --           $  12,218          $ 9,335
                                                   --------           ---------          -------
EXPENSES:
      Mortality and expense risk
         charges                                      1,457              26,965            6,462
                                                   --------           ---------          -------
            Net investment income (loss)             (1,457)            (14,747)           2,873
                                                   --------           ---------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --             194,111               --
      Realized gains (losses) on sale of
         investments                                121,550              96,967           32,351
                                                   --------           ---------          -------
            Net realized gains (losses)             121,550             291,078           32,351
                                                   --------           ---------          -------
      Change in unrealized gains (losses)
         on investments                             (97,729)           (420,437)           1,603
                                                   --------           ---------          -------
      Net increase (decrease) in net assets
         resulting from operations                 $ 22,364           $(144,106)         $36,827
                                                   ========           =========          =======

                                                                                      FIDELITY VIP
                                                 DREYFUS VIF        FIDELITY VIP     DYNAMIC CAPITAL
                                             DEVELOPING LEADERS      CONTRAFUND       APPRECIATION
                                                 SUBACCOUNT          SUBACCOUNT        SUBACCOUNT
                                              (INITIAL SHARES)   (SERVICE CLASS 2)  (SERVICE CLASS 2)
                                             ------------------  -----------------  -----------------
INVESTMENT INCOME:
      Dividends                                   $  15,050          $   35,551          $    235
                                                  ---------          ----------          --------
EXPENSES:
      Mortality and expense risk
         charges                                     23,433              58,081             2,758
                                                  ---------          ----------          --------
            Net investment income (loss)             (8,383)            (22,530)           (2,523)
                                                  ---------          ----------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   263,125           1,215,553            22,652
      Realized gains (losses) on sale of
         investments                                  7,017             203,165            22,396
                                                  ---------          ----------          --------
            Net realized gains (losses)             270,142           1,418,718            45,048
                                                  ---------          ----------          --------
      Change in unrealized gains (losses)
         on investments                            (482,225)           (702,418)          (30,330)
                                                  ---------          ----------          --------
      Net increase (decrease) in net assets
         resulting from operations                $(220,466)         $  693,770          $ 12,195
                                                  =========          ==========          ========

   The accompanying notes are an integral part of these financial statements.

                                                                 FTVIPT TEMPLETON
                                               FIDELITY VIP     DEVELOPING MARKETS   FTVIPT TEMPLETON     JANUS ASPEN
                                                  MID CAP           SECURITIES      FOREIGN SECURITIES   MID CAP GROWTH
                                                SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                             (SERVICE CLASS 2)       (CLASS 2)           (CLASS 2)      (SERVICE SHARES)
                                             -----------------  ------------------  ------------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $ 27,796          $ 24,125             $ 23,476           $    228
                                                  --------          --------             --------           --------
EXPENSES:
      Mortality and expense risk
         charges                                    67,481            13,297               14,414              3,806
                                                  --------          --------             --------           --------
            Net investment income (loss)           (39,685)           10,828                9,062             (3,578)
                                                  --------          --------             --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  520,997            82,897               53,545              1,977
      Realized gains (losses) on sale of
         investments                               182,071            47,696               16,115             80,359
                                                  --------          --------             --------           --------
            Net realized gains (losses)            703,068           130,593               69,660             82,336
                                                  --------          --------             --------           --------
      Change in unrealized gains (losses)
         on investments                             56,690           121,810               75,838            (14,584)
                                                  --------          --------             --------           --------
      Net increase (decrease) in net assets
         resulting from operations                $720,073          $263,231             $154,560           $ 64,174
                                                  ========          ========             ========           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.


                                                JANUS ASPEN           LMPIS              LMPVET
                                             WORLDWIDE GROWTH  PREMIER SELECTIONS  AGGRESSIVE GROWTH
                                                SUBACCOUNT       ALL CAP GROWTH        SUBACCOUNT
                                             (SERVICE SHARES)    SUBACCOUNT (a)         (CLASS I)
                                             ----------------  ------------------  -----------------
INVESTMENT INCOME:
      Dividends                                 $ 3,158              $    40           $      --
                                                -------              -------           ---------
EXPENSES:
      Mortality and expense risk
         charges                                  7,089                  204              45,208
                                                -------              -------           ---------
            Net investment income (loss)         (3,931)                (164)            (45,208)
                                                -------              -------           ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    --                4,512              17,496
      Realized gains (losses) on sale of
         investments                             16,579                6,135             366,353
                                                -------              -------           ---------
            Net realized gains (losses)          16,579               10,647             383,849
                                                -------              -------           ---------
      Change in unrealized gains (losses)
         on investments                          22,250               (7,191)           (308,633)
                                                -------              -------           ---------
      Net increase (decrease) in net assets
         resulting from operations              $34,898              $ 3,292           $  30,008
                                                =======              =======           =========

                                                LMPVET       LMPVET       LMPVET
                                             APPRECIATION   DIVIDEND   EQUITY INDEX
                                              SUBACCOUNT    STRATEGY    SUBACCOUNT
                                               (CLASS I)   SUBACCOUNT   (CLASS II)
                                             ------------  ----------  ------------
INVESTMENT INCOME:
      Dividends                               $  13,012    $  1,357     $  93,969
                                              ---------    --------     ---------
EXPENSES:
      Mortality and expense risk
         charges                                 17,584       1,903        79,339
                                              ---------    --------     ---------
            Net investment income (loss)         (4,572)       (546)       14,630
                                              ---------    --------     ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               101,721          --       272,555
      Realized gains (losses) on sale of
         investments                            140,265      25,547       512,223
                                              ---------    --------     ---------
            Net realized gains (losses)         241,986      25,547       784,778
                                              ---------    --------     ---------
      Change in unrealized gains (losses)
         on investments                        (139,697)    (13,456)     (524,827)
                                              ---------    --------     ---------
      Net increase (decrease) in net assets
         resulting from operations            $  97,717    $ 11,545     $ 274,581
                                              =========    ========     =========

   The accompanying notes are an integral part of these financial statements.

                                                   LMPVET             LMPVET           LMPVET         LMPVET
                                             FUNDAMENTAL VALUE     INTERNATIONAL     INVESTORS   LARGE CAP GROWTH
                                                 SUBACCOUNT     ALL CAP OPPORTUNITY  SUBACCOUNT     SUBACCOUNT
                                                 (CLASS I)          SUBACCOUNT       (CLASS I)      (CLASS I)
                                             -----------------  -------------------  ----------  ----------------
INVESTMENT INCOME:
      Dividends                                  $  29,113           $   4,788        $  3,044       $    356
                                                 ---------           ---------        --------       --------
EXPENSES
      Mortality and expense risk
         charges                                    31,392               6,517           3,485         11,374
                                                 ---------           ---------        --------       --------
            Net investment income (loss)            (2,279)             (1,729)           (441)       (11,018)
                                                 ---------           ---------        --------       --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  114,558             250,722           6,631             --
      Realized gains (losses) on sale of
         investments                               137,054              27,103          51,572         33,680
                                                 ---------           ---------        --------       --------
            Net realized gains (losses)            251,612             277,825          58,203         33,680
                                                 ---------           ---------        --------       --------
      Change in unrealized gains (losses)
         on investments                           (268,372)           (247,955)        (49,180)        14,062
                                                 ---------           ---------        --------       --------
      Net increase (decrease) in net assets
         resulting from operations               $ (19,039)          $  28,141        $  8,582       $ 36,724
                                                 =========           =========        ========       ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                  LMPVET          LMPVET        LMPVPI
                                             SMALL CAP GROWTH     SOCIAL       ALL CAP
                                                SUBACCOUNT      AWARENESS     SUBACCOUNT
                                                (CLASS I)       SUBACCOUNT  (CLASS I) (a)
                                             -----------------  ----------  -------------
INVESTMENT INCOME:
      Dividends                                   $     --       $  5,704     $   2,544
                                                  --------       --------     ---------
EXPENSES
      Mortality and expense risk
         charges                                     4,254          6,080         3,870
                                                  --------       --------     ---------
            Net investment income (loss)            (4,254)          (376)       (1,326)
                                                  --------       --------     ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   22,533         66,147        44,109
      Realized gains (losses) on sale of
         investments                                24,274         36,137       236,405
                                                  --------       --------     ---------
            Net realized gains (losses)             46,807        102,284       280,514
                                                  --------       --------     ---------
      Change in unrealized gains (losses)
         on investments                            (18,854)       (55,257)     (233,837)
                                                  --------       --------     ---------
      Net increase (decrease) in net assets
         resulting from operations                $ 23,699       $ 46,651     $  45,351
                                                  ========       ========     =========

                                                    LMPVPV         LMPVET CAPITAL     LMPVIT
                                                  SMALL CAP          AND INCOME     ADJUSTABLE
                                             GROWTH OPPORTUNITIES    SUBACCOUNT    RATE INCOME
                                                SUBACCOUNT (a)     (CLASS I) (b)    SUBACCOUNT
                                             --------------------  --------------  -----------
INVESTMENT INCOME:
      Dividends                                     $   27            $  1,114        $ 453
                                                    ------            --------        -----
EXPENSES
      Mortality and expense risk
         charges                                       428                 750          109
                                                    ------            --------        -----
            Net investment income (loss)              (401)                364          344
                                                    ------            --------        -----
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    3,940              12,848           --
      Realized gains (losses) on sale of
         investments                                 2,877                (134)        (380)
                                                    ------            --------        -----
            Net realized gains (losses)              6,817              12,714         (380)
                                                    ------            --------        -----
      Change in unrealized gains (losses)
         on investments                              1,246             (12,741)          36
                                                    ------            --------        -----
      Net increase (decrease) in net assets
         resulting from operations                  $7,662            $    337        $  --
                                                    ======            ========        =====

   The accompanying notes are an integral part of these financial statements.

                                               LMPVIT       LMPVPI         LORD ABBETT       LORD ABBETT
                                                HIGH     TOTAL RETURN   GROWTH AND INCOME   MID-CAP VALUE
                                               INCOME     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                             SUBACCOUNT  (CLASS I) (a)   (CLASS VC) (a)    (CLASS VC) (a)
                                             ----------  -------------  -----------------   -------------
INVESTMENT INCOME:
      Dividends                                $22,734      $    653       $     --           $     --
                                               -------      --------       --------           --------
EXPENSES:
      Mortality and expense risk
         charges                                 2,932           480          3,175              2,960
                                               -------      --------       --------           --------
            Net investment income (loss         19,802           173         (3,175)            (2,960)
                                               -------      --------       --------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   --           511             --                 --
      Realized gains (losses) on sale of
         investments                               776        16,458         90,903             96,360
                                               -------      --------       --------           --------
            Net realized gains (losses)            776        16,969         90,903             96,360
                                               -------      --------       --------           --------
      Change in unrealized gains (losses)
         on investments                        (23,154)      (13,689)       (55,179)           (19,622)
                                               -------      --------       --------           --------
      Net increase (decrease) in net assets
         resulting from operations             $(2,576)     $  3,453       $ 32,549           $ 73,778
                                               =======      ========       ========           ========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

(c) For the period January 1, 2007 to November 9, 2007.

(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             MIST BATTERYMARCH  MIST BLACKROCK  MIST BLACKROCK
                                               MID-CAP STOCK      HIGH YIELD    LARGE-CAP CORE
                                                SUBACCOUNT        SUBACCOUNT      SUBACCOUNT
                                                 (CLASS A)      (CLASS A) (b)   (CLASS E) (b)
                                             -----------------  --------------  --------------
INVESTMENT INCOME:
      Dividends                                  $  5,180          $     --         $    --
                                                 --------          --------         -------
EXPENSES:
      Mortality and expense risk
         charges                                   20,030            14,381           1,494
                                                 --------          --------         -------
            Net investment income (loss           (14,850)          (14,381)         (1,494)
                                                 --------          --------         -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 206,553                --              --
      Realized gains (losses) on sale of
         investments                              (32,359            (6,836             311
                                                 --------          --------         -------
            Net realized gains (losses)           174,194            (6,836             311
                                                 --------          --------         -------
      Change in unrealized gains (losses)
         on investments                           (76,745)          (27,520)          1,699
                                                 --------          --------         -------
      Net increase (decrease) in net assets
         resulting from operations               $ 82,599          $(48,737)        $   516
                                                 ========          ========         =======

                                                                               MIST HARRIS
                                             MIST BLACKROCK    MIST DREMAN       OAKMARK
                                             LARGE-CAP CORE  SMALL-CAP VALUE  INTERNATIONAL
                                               SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                              (CLASS A) (a)     (CLASS A)       (CLASS A)
                                             --------------  ---------------  -------------
INVESTMENT INCOME:
      Dividends                                 $ 1,201          $    --        $ 13,365
                                                -------          -------        --------
EXPENSES:
      Mortality and expense risk
         charges                                    680              702          18,263
                                                -------          -------        --------
            Net investment income (loss             521             (702)         (4,898)
                                                -------          -------        --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                10,461              150         114,680
      Realized gains (losses) on sale of
         investments                              6,596              386           9,139
                                                -------          -------        --------
            Net realized gains (losses)          17,057              536         123,819
                                                -------          -------        --------
      Change in unrealized gains (losses)
         on investments                          (9,242)          (4,786)       (169,177)
                                                -------          -------        --------
      Net increase (decrease) in net assets
         resulting from operations              $ 8,336          $(4,952)       $(50,256)
                                                =======          =======        ========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

(c) For the period January 1, 2007 to November 9, 2007.

(d) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.



                                                                        MIST LEGG MASON
                                                MIST      MIST LAZARD   PARTNERS MANAGED  MIST LORD ABBETT
                                            JANUS FORTY     MID-CAP          ASSETS        BOND DEBENTURE
                                             SUBACCOUNT   SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                             (CLASS A)   (CLASS B) (b)      (CLASS A)         (CLASS A)
                                            -----------  -------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                              $    9,794    $    --         $ 102,907          $18,871
                                             ----------    -------         ---------          -------
EXPENSES:
      Mortality and expense risk
         charges                                 67,735        101            48,344            4,819
                                             ----------    -------         ---------          -------
            Net investment income (loss)        (57,941)      (101)           54,563           14,052
                                             ----------    -------         ---------          -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               941,777         --           361,740              435
      Realized gains (losses) on sale of
         investments                             29,521     (1,184)            6,454            1,346
                                             ----------    -------         ---------          -------
            Net realized gains (losses)         971,298     (1,184)          368,194            1,781
                                             ----------    -------         ---------          -------
      Change in unrealized gains (losses)
         on investments                         489,107       (825)         (219,072)           3,563
                                             ----------    -------         ---------          -------
      Net increase (decrease) in net assets
         resulting from operations           $1,402,464    $(2,110)        $ 203,685          $19,396
                                             ==========    =======         =========          =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.



                                            MIST LORD ABBETT   MIST LORD ABBETT     MIST MET/AIM          MIST MET/AIM
                                            GROWTH AND INCOME    MID-CAP VALUE   CAPITAL APPRECIATION  SMALL CAP GROWTH
                                               SUBACCOUNT          SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                (CLASS B)        (CLASS B) (b)        (CLASS A)            (CLASS A)
                                            -----------------  ----------------  --------------------  ----------------
INVESTMENT INCOME:
      Dividends                                $  7,955             $     --            $    48             $    --
                                               --------             --------            -------             -------
EXPENSES:
      Mortality and expense risk
         charges                                 13,936                5,985                745               1,771
                                               --------             --------            -------             -------
            Net investment income (loss)         (5,981)              (5,985)              (697)             (1,771)
                                               --------             --------            -------             -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                40,874                   --                132               1,315
      Realized gains (losses) on sale of
         investments                             20,568               (3,046)            (1,367)                149
                                               --------             --------            -------             -------
            Net realized gains (losses)          61,442               (3,046)            (1,235)              1,464
                                               --------             --------            -------             -------
      Change in unrealized gains (losses)
         on investments                         (37,389)             (63,513)             4,038               9,256
                                               --------             --------            -------             -------
      Net increase (decrease) in net assets
         resulting from operations             $ 18,072             $(72,544)           $ 2,106             $ 8,949
                                               ========             ========            =======             =======



                                            MIST MFS EMERGING  MIST MFS RESEARCH
                                             MARKETS EQUITY      INTERNATIONAL
                                               SUBACCOUNT         SUBACCOUNT
                                              (CLASS A) (b)      (CLASS B) (b)
                                            -----------------  ----------------
INVESTMENT INCOME:
      Dividends                                 $     --            $    --
                                                --------            -------
EXPENSES:
      Mortality and expense risk
         charges                                   4,131              3,413
                                                --------            -------
            Net investment income (loss)          (4,131)            (3,413)
                                                --------            -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     --                 --
      Realized gains (losses) on sale of
         investments                               5,132              2,760
                                                --------            -------
            Net realized gains (losses)            5,132              2,760
                                                --------            -------
      Change in unrealized gains (losses)
         on investments                          110,739             17,759
                                                --------            -------
      Net increase (decrease) in net assets
         resulting from operations              $111,740            $17,106
                                                ========            =======

   The accompanying notes are an integral part of these financial statements.

                                                         MIST NEUBERGER    MIST PIMCO
                                              MIST MFS       BERMAN         INFLATION        MIST
                                                VALUE      REAL ESTATE   PROTECTED BOND  PIONEER FUND
                                             SUBACCOUNT    SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                              (CLASS A)     (CLASS A)     (CLASS A) (b)    (CLASS A)
                                             ----------  --------------  --------------  ------------
INVESTMENT INCOME:
      Dividends                               $     12     $  26,855        $    --        $ 2,743
                                              --------     ---------        -------        -------
EXPENSES:
      Mortality and expense risk
         charges                                23,625        28,946          1,927          3,562
                                              --------     ---------        -------        -------
            Net investment income (loss)       (23,613)       (2,091)        (1,927)          (819)
                                              --------     ---------        -------        -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions               36,654       215,196             --             --
      Realized gains (losses) on sale of
         investments                            16,823        13,482            (63)         5,916
                                              --------     ---------        -------        -------
            Net realized gains (losses)         53,477       228,678            (63)         5,916
                                              --------     ---------        -------        -------
      Change in unrealized gains (losses)
         on investments                         86,052      (616,028)        18,262          7,055
                                              --------     ---------        -------        -------
      Net increase (decrease) in net assets
         resulting from operations            $115,916     $(389,441)       $16,272        $12,152
                                              ========     =========        =======        =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               MIST PIONEER    MIST THIRD AVENUE  METLIFE INVESTMENT
                                             STRATEGIC INCOME   SMALL CAP VALUE    DIVERSIFIED BOND
                                                SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                 (CLASS A)         (CLASS B)         (CLASS I) (c)
                                             ----------------  -----------------  ------------------
INVESTMENT INCOME:
      Dividends                                  $ 15,524          $   1,887          $1,145,720
                                                 --------          ---------          ----------
EXPENSES:
      Mortality and expense risk
         charges                                   26,699             19,095             251,119
                                                 --------          ---------          ----------
            Net investment income (loss)          (11,175)           (17,208)            894,601
                                                 --------          ---------          ----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --             12,396                  --
      Realized gains (losses) on sale of
         investments                                3,304            (13,197)             24,414
                                                 --------          ---------          ----------
            Net realized gains (losses)             3,304               (801)             24,414
                                                 --------          ---------          ----------
      Change in unrealized gains (losses)
         on investments                           124,238           (189,785)           (170,631)
                                                 --------          ---------          ----------
      Net increase (decrease) in net assets
         resulting from operations               $116,367          $(207,794)         $  748,384
                                                 ========          =========          ==========

                                                                                            METLIFE
                                              METLIFE INVESTMENT  METLIFE INVESTMENT   INVESTMENT SMALL
                                             INTERNATIONAL STOCK  LARGE COMPANY STOCK    COMPANY STOCK
                                                  SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                (CLASS I) (c)        (CLASS I) (c)       (CLASS I) (c)
                                             -------------------  -------------------  ----------------
INVESTMENT INCOME:
      Dividends                                  $   269,338          $   174,232        $    22,939
                                                 -----------          -----------        -----------
EXPENSES:
      Mortality and expense risk
         charges                                     126,243              172,606             95,296
                                                 -----------          -----------        -----------
            Net investment income (loss)             143,095                1,626            (72,357)
                                                 -----------          -----------        -----------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    976,717               29,330          1,269,477
      Realized gains (losses) on sale of
         investments                               4,576,977            4,879,948            512,037
                                                 -----------          -----------        -----------
            Net realized gains (losses)            5,553,694            4,909,278          1,781,514
                                                 -----------          -----------        -----------
      Change in unrealized gains (losses)
         on investments                           (4,764,287)          (4,055,790)        (1,600,303)
                                                 -----------          -----------        -----------
      Net increase (decrease) in net assets
         resulting from operations               $   932,502          $   855,114        $   108,854
                                                 ===========          ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                                                                                               MSF CAPITAL
                                               MSF BLACKROCK    MSF BLACKROCK  MSF BLACKROCK     GUARDIAN
                                             AGGRESSIVE GROWTH   BOND INCOME    MONEY MARKET   U.S. EQUITY
                                                 SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                 (CLASS D)        (CLASS A)      (CLASS A)    (CLASS A) (b)
                                             -----------------  -------------  -------------  -------------
INVESTMENT INCOME:
      Dividends                                   $     --         $ 80,778       $233,115         $ --
                                                  --------         --------       --------         ----
EXPENSES:
      Mortality and expense risk
         charges                                     7,516           31,881         57,333           13
                                                  --------         --------       --------         ----
            Net investment income (loss)            (7,516)          48,897        175,782          (13)
                                                  --------         --------       --------         ----
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --               --             --           --
      Realized gains (losses) on sale of
         investments                                 8,924           11,118             --           --
                                                  --------         --------       --------         ----
            Net realized gains (losses)              8,924           11,118             --           --
                                                  --------         --------       --------         ----
      Change in unrealized gains (losses)
         on investments                            107,343           65,960             --          (82)
                                                  --------         --------       --------         ----
      Net increase (decrease) in net assets
         resulting from operations                $108,751         $125,975       $175,782         $(95)
                                                  ========         ========       ========         ====

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                                                            MSF LEHMAN
                                               MSF FI        MSF FI     BROTHERS AGGREGATE
                                              LARGE CAP  VALUE LEADERS      BOND INDEX
                                             SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                              (CLASS A)    (CLASS D)       (CLASS A) (d)
                                             ----------  -------------  ------------------
INVESTMENT INCOME:
      Dividends                               $  5,204     $  69,095         $     --
                                              --------     ---------         --------
EXPENSES:
      Mortality and expense risk
         charges                                38,976        97,580           14,973
                                              --------     ---------         --------
            Net investment income (loss)       (33,772)      (28,485)         (14,973)
                                              --------     ---------         --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions              215,879       748,053               --
      Realized gains (losses) on sale of
         investments                             6,277        36,580            1,406
                                              --------     ---------         --------
            Net realized gains (losses)        222,156       784,633            1,406
                                              --------     ---------         --------
      Change in unrealized gains (losses)
         on investments                        (99,653)     (484,328)         130,020
                                              --------     ---------         --------
      Net increase (decrease) in net assets
         resulting from operations            $ 88,731     $ 271,820         $116,453
                                              ========     =========         ========

                                                                                   MSF METLIFE
                                                                     MSF METLIFE  CONSERVATIVE
                                                  MSF METLIFE       CONSERVATIVE   TO MODERATE
                                             AGGRESSIVE ALLOCATION   ALLOCATION    ALLOCATION
                                                   SUBACCOUNT        SUBACCOUNT    SUBACCOUNT
                                                   (CLASS B)          (CLASS B)     (CLASS B)
                                             ---------------------  ------------  ------------
INVESTMENT INCOME:
      Dividends                                     $     --           $    --      $     --
                                                    --------           -------      --------
EXPENSES:
      Mortality and expense risk
         charges                                       5,625             1,720        24,242
                                                    --------           -------      --------
            Net investment income (loss)              (5,625)           (1,720)      (24,242
                                                    --------           -------      --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                28         1,106
      Realized gains (losses) on sale of
         investments                                    (741)            4,451        11,996
                                                    --------           -------      --------
            Net realized gains (losses)                 (741)            4,479        13,102
                                                    --------           -------      --------
      Change in unrealized gains (losses)
         on investments                              (34,243)            6,862        69,218
                                                    --------           -------      --------
      Net increase (decrease) in net assets
         resulting from operations                  $(40,609)          $ 9,621      $ 58,078
                                                    ========           =======      ========

   The accompanying notes are an integral part of these financial statements.

                                                                       MSF METLIFE
                                                 MSF METLIFE           MODERATE TO        MSF METLIFE      MSF MFS
                                             MODERATE ALLOCATION  AGGRESSIVE ALLOCATION   STOCK INDEX   TOTAL RETURN
                                                 SUBACCOUNT             SUBACCOUNT        SUBACCOUNT     SUBACCOUNT
                                                  (CLASS B)             (CLASS B)        (CLASS A) (d)    (CLASS F)
                                             -------------------  ---------------------  -------------  ------------
INVESTMENT INCOME:
      Dividends                                    $    182              $    132           $     --      $ 224,894
                                                   --------              --------           --------      ---------
EXPENSES:
      Mortality and expense risk
         charges                                     59,807                21,093             10,500        132,467
                                                   --------              --------           --------      ---------
            Net investment income (loss)            (59,625)              (20,961)           (10,500)        92,427
                                                   --------              --------           --------      ---------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                     3,277                   526                 --        379,450
      Realized gains (losses) on sale of
         investments                                 22,767                    91                226        162,696
                                                   --------              --------           --------      ---------
            Net realized gains (losses)              26,044                   617                226        542,146
                                                   --------              --------           --------      ---------
      Change in unrealized gains (losses)
         on investments                              92,294               (11,786)            77,304       (282,186)
                                                   --------              --------           --------      ---------
      Net increase (decrease) in net assets
         resulting from operations                 $ 58,713              $(32,130)          $ 67,030      $ 352,387
                                                   ========              ========           ========      =========

   The accompanying notes are an integral part of these financial statements.

                                                                                                      MSF WESTERN
                                             MSF MORGAN STANLEY  MSF OPPENHEIMER  MSF RUSSELL 2000  ASSET MANAGEMENT
                                                 EAFE INDEX       GLOBAL EQUITY         INDEX       HIGH YIELD BOND
                                                 SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                               (CLASS A) (d)        (CLASS B)       (CLASS A) (d)    (CLASS A) (a)
                                             ------------------  ---------------  ----------------  ----------------
INVESTMENT INCOME:
      Dividends                                   $     --           $ 21,780         $     --          $208,146
                                                  --------           --------         --------          --------
EXPENSES:
      Mortality and expense risk
         charges                                     9,334             27,980            7,902             7,915
                                                  --------           --------         --------          --------
            Net investment income (loss)            (9,334)            (6,200)          (7,902)          200,231
                                                  --------           --------         --------          --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --             36,113               --            17,847
      Realized gains (losses) on sale of
         investments                                (1,287)            45,700             (160)              919
                                                  --------           --------         --------          --------
            Net realized gains (losses)             (1,287)            81,813             (160)           18,766
                                                  --------           --------         --------          --------
      Change in unrealized gains (losses)
         on investments                            (68,679)            52,657          (25,510)         (139,010)
                                                  --------           --------         --------          --------
      Net increase (decrease) in net assets
         resulting from operations                $(79,300)          $128,270         $(33,572)         $ 79,987
                                                  ========           ========         ========          ========

                                               MSF WESTERN
                                             ASSET MANAGEMENT           PIMCO VIT
                                             U.S. GOVERNMENT           REAL RETURN
                                                SUBACCOUNT             SUBACCOUNT
                                                (CLASS A)      (ADMINISTRATIVE CLASS) (a)
                                             ----------------  --------------------------
INVESTMENT INCOME:
      Dividends                                  $106,712                $ 2,908
                                                 --------                -------
EXPENSES:
      Mortality and expense risk
         charges                                   42,047                    771
                                                 --------                -------
            Net investment income (loss)           64,665                  2,137
                                                 --------                -------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      --                     --
      Realized gains (losses) on sale of
         investments                               39,949                 (8,693)
                                                 --------                -------
            Net realized gains (losses)            39,949                 (8,693)
                                                 --------                -------
      Change in unrealized gains (losses)
         on investments                            23,424                 10,523
                                                 --------                -------
      Net increase (decrease) in net assets
         resulting from operations               $128,038                $ 3,967
                                                 ========                =======

   The accompanying notes are an integral part of these financial statements.

                                                    PIMCO VIT            PUTNAM VT           PUTNAM VT          PUTNAM VT
                                                  TOTAL RETURN       DISCOVERY GROWTH  INTERNATIONAL EQUITY  SMALL CAP VALUE
                                                   SUBACCOUNT           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
                                             (ADMINISTRATIVE CLASS)     (CLASS IB)         (CLASS IB)(a)      (CLASS IB)(a)
                                             ----------------------  ----------------  --------------------  ---------------
INVESTMENT INCOME:
      Dividends                                     $162,321               $  --             $  13,794           $ 12,620
                                                    --------               -----             ---------           --------
EXPENSES:
      Mortality and expense risk
         charges                                      41,692                  48                 1,878              8,993
                                                    --------               -----             ---------           --------
            Net investment income (loss)             120,629                 (48)               11,916              3,627
                                                    --------               -----             ---------           --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                         --                 602                59,712            252,403
      Realized gains (losses) on sale of
         investments                                 (10,885)               (343)               70,381            253,170
                                                    --------               -----             ---------           --------
            Net realized gains (losses)              (10,885)                259               130,093            505,573
                                                    --------               -----             ---------           --------
      Change in unrealized gains (losses)
         on investments                              126,868                (445)             (104,312)          (356,556)
                                                    --------               -----             ---------           --------
      Net increase (decrease) in net assets
         resulting from operations                  $236,612               $(234)            $  37,697           $152,644
                                                    ========               =====             =========           ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                               VAN KAMPEN         VAN KAMPEN          WELLS FARGO VT
                                              LIT COMSTOCK   LIT STRATEGIC GROWTH  ADVANTAGE SMALL/MID
                                               SUBACCOUNT         SUBACCOUNT            CAP VALUE
                                               (CLASS II)         (CLASS II)            SUBACCOUNT
                                             --------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends                                 $ 14,179            $   --               $     53
                                                --------            ------               --------
EXPENSES:
      Mortality and expense risk
         charges                                  10,809               813                  3,348
                                                --------            ------               --------
            Net investment income (loss)           3,370              (813)                (3,295)
                                                --------            ------               --------
NET REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 19,678                --                 44,410
      Realized gains (losses) on sale of
         investments                              16,621             1,766                  4,078
                                                --------            ------               --------
            Net realized gains (losses)           36,299             1,766                 48,488
                                                --------            ------               --------
      Change in unrealized gains (losses)
         on investments                          (65,902)            8,298                (48,393)
                                                --------            ------               --------
      Net increase (decrease) in net assets
         resulting from operations              $(26,233)           $9,251               $ (3,200)
                                                ========            ======               ========

   The accompanying notes are an integral part of these financial statements.

           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                   OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                     AIM V.I. CORE EQUITY   AMERICAN FUNDS GLOBAL GROWTH    AMERICAN FUNDS GROWTH
                                         SUBACCOUNT                 SUBACCOUNT                   SUBACCOUNT
                                         (SERIES I)                 (CLASS 2)                     (CLASS 2)
                                     --------------------  ----------------------------  ------------------------
                                     2007 (a)     2006         2007           2006           2007         2006
                                     --------  ---------   -----------  ---------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $    (4)    $--      $   14,803       $ (1,937)    $   (6,606)  $   (5,257)
   Net realized gains (losses)             77      --          72,067          6,588        148,673       35,647
   Change in unrealized gains
      (losses) on investments              --      --          22,251         73,239         32,712       89,424
                                      -------     ---      ----------       --------     ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                   73      --         109,121         77,890        174,779      119,814
                                      -------     ---      ----------       --------     ----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --      --          26,155         34,180         49,281       53,003
   Transfers from other funding
      options                           1,507      --         506,980        393,661        399,966      448,321
   Administrative and asset
      allocation charges                   --      --              --             --             --           --
   Contract surrenders                     --      --        (103,646)        (2,871)       (83,996)     (85,336)
   Transfers to other funding
      options                          (1,580)     --        (172,995)       (58,831)       (61,201)    (151,059)
   Other receipts (payments)               --      --              --             --             --           --
                                      -------     ---      ----------       --------     ----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       (73)     --         256,494        366,139        304,050      264,929
                                      -------     ---      ----------       --------     ----------   ----------
      Net increase (decrease)
         in net assets                     --      --         365,615        444,029        478,829      384,743
NET ASSETS:
   Beginning of period                     --      --         717,150        273,121      1,493,651    1,108,908
                                      -------     ---      ----------       --------     ----------   ----------
   End of period                      $    --     $--      $1,082,765       $717,150     $1,972,480   $1,493,651
                                      =======     ===      ==========       ========     ==========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     AMERICAN FUNDS GROWTH-INCOME   CREDIT SUISSE TRUST
                                              SUBACCOUNT              EMERGING MARKETS
                                              (CLASS 2)                  SUBACCOUNT
                                     ----------------------------  ---------------------
                                         2007         2006          2007 (a)      2006
                                     ----------  ----------------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    4,169     $    6,562     $  (1,457)  $ (1,614)
   Net realized gains (losses)          102,728         42,179       121,550     37,936
   Change in unrealized gains
      (losses) on investments           (48,215)       114,261       (97,729)    27,854
                                     ----------     ----------     ---------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                 58,682        163,002        22,364     64,176
                                     ----------     ----------     ---------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                4,177         92,149            --         --
   Transfers from other funding
      options                           323,732        437,029       128,629    100,348
   Administrative and asset
      allocation charges                     --             --            --         --
   Contract surrenders                 (202,058)       (38,979)           --    (35,011)
   Transfers to other funding
      options                          (179,881)      (142,694)     (439,476)   (62,346)
   Other receipts (payments)                 --         (6,189)          (14)        --
                                     ----------     ----------     ---------   --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (54,030)       341,316      (310,861)     2,991
                                     ----------     ----------     ---------   --------
      Net increase (decrease)
         in net assets                    4,652        504,318      (288,497)    67,167
NET ASSETS:
   Beginning of period                1,514,066      1,009,748       288,497    221,330
                                     ----------     ----------     ---------   --------
   End of period                     $1,518,718     $1,514,066     $      --   $288,497
                                     ==========     ==========     =========   ========

                                     DELAWARE VIP SMALL CAP VALUE  DREYFUS VIF APPRECIATION
                                              SUBACCOUNT                   SUBACCOUNT
                                           (STANDARD CLASS)             (INITIAL SHARES)
                                     ----------------------------  ------------------------
                                         2007           2006          2007         2006
                                     ------------  --------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (14,747)    $  (20,830)    $   2,873    $   3,238
   Net realized gains (losses)           291,078        176,925        32,351       13,526
   Change in unrealized gains
      (losses) on investments           (420,437)       130,322         1,603       73,711
                                      ----------     ----------     ---------    ---------
      Net increase (decrease)
         in net assets resulting
         from operations                (144,106)       286,417        36,827       90,475
                                      ----------     ----------     ---------    ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 1,502         58,792            --          384
   Transfers from other funding
      options                            237,344        226,073            --        1,992
   Administrative and asset
      allocation charges                      --             --            --           --
   Contract surrenders                  (491,296)       (85,709)      (93,428)     (90,546)
   Transfers to other funding
      options                           (156,689)       (70,334)      (60,989)     (28,654)
   Other receipts (payments)              (7,126)          (389)       (1,363)      (1,388)
                                      ----------     ----------     ---------    ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     (416,265)       128,433      (155,780)    (118,212)
                                      ----------     ----------     ---------    ---------
      Net increase (decrease)
         in net assets                  (560,371)       414,850      (118,953)     (27,737)
NET ASSETS:
   Beginning of period                 2,327,619      1,912,769       646,218      673,955
                                      ----------     ----------     ---------    ---------
   End of period                      $1,767,248     $2,327,619     $ 527,265    $ 646,218
                                      ==========     ==========     =========    =========

   The accompanying notes are an integral part of these financial statements.

                                           DREYFUS VIF            FIDELITY VIP       FIDELITY VIP DYNAMIC
                                       DEVELOPING LEADERS          CONTRAFUND        CAPITAL APPRECIATION
                                           SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                        (INITIAL SHARES)        (SERVICE CLASS 2)      (SERVICE CLASS 2)
                                     ----------------------  ----------------------  --------------------
                                        2007        2006        2007        2006         2007     2006
                                     ----------  ----------  ----------  ----------   --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (8,383) $  (20,101) $  (22,530) $  (10,699)  $ (2,523) $ (2,396)
   Net realized gains (losses)          270,142     255,844   1,418,718     526,217     45,048    20,154
   Change in unrealized gains
      (losses) on investments          (482,225)   (176,867)   (702,418)   (109,013)   (30,330)    9,011
                                     ----------  ----------  ----------  ----------   --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations               (220,466)     58,876     693,770     406,505     12,195    26,769
                                     ----------  ----------  ----------  ----------   --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                3,360      14,841      44,504     119,159         --        --
   Transfers from other funding
      options                                --      81,101     714,272     579,916     28,696    66,335
   Administrative and asset
      allocation charges                     --          --          --          --         --        --
   Contract surrenders                 (339,127)   (153,211)   (542,520)   (385,280)   (33,092)  (11,013)
   Transfers to other funding
      options                          (404,292)   (157,702)   (420,419)   (335,848)   (57,819)  (40,111)
   Other receipts (payments)                 --     (62,340)         --          --         --        --
                                     ----------  ----------  ----------  ----------   --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (740,059)   (277,311)   (204,163)    (22,053)   (62,215)   15,211
                                     ----------  ----------  ----------  ----------   --------  --------
      Net increase (decrease)
         in net assets                 (960,525)   (218,435)    489,607     384,452    (50,020)   41,980
NET ASSETS:
   Beginning of period                2,406,144   2,624,579   4,484,251   4,099,799    245,343   203,363
                                     ----------  ----------  ----------  ----------   --------  --------
   End of period                     $1,445,619  $2,406,144  $4,973,858  $4,484,251   $195,323  $245,343
                                     ==========  ==========  ==========  ==========   ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                          FIDELITY VIP              FTVIPT TEMPLETON
                                             MID CAP         DEVELOPING MARKETS SECURITIES
                                           SUBACCOUNT                  SUBACCOUNT
                                        (SERVICE CLASS 2)              (CLASS 2)
                                     ----------------------  -----------------------------
                                       2007         2006            2007        2006
                                     ----------  ----------      ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (39,685) $  (55,477)     $   10,828  $    (189)
   Net realized gains (losses)          703,068     726,441         130,593     26,432
   Change in unrealized gains
      (losses) on investments            56,690    (142,945)        121,810    156,456
                                     ----------  ----------      ----------  ---------
      Net increase (decrease)
         in net assets resulting
         from operations                720,073     528,019         263,231    182,699
                                     ----------  ----------      ----------  ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               87,745     168,710          33,269     21,092
   Transfers from other funding
      options                           632,859     996,966         346,849    315,595
   Administrative and asset
      allocation charges                     --          --              --         --
   Contract surrenders                 (735,475)   (310,722)        (50,062)   (27,856)
   Transfers to other funding
      options                          (561,247)   (418,327)       (144,008)  (116,127)
   Other receipts (payments)                 --    (134,473)           (655)        --
                                     ----------  ----------      ----------  ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (576,118)    302,154         185,393    192,704
                                     ----------  ----------      ----------  ---------
      Net increase (decrease)
         in net assets                  143,955     830,173         448,624    375,403
NET ASSETS:
   Beginning of period                5,406,979   4,576,806         967,848    592,445
                                     ----------  ----------      ----------  ---------
   End of period                     $5,550,934  $5,406,979      $1,416,472  $ 967,848
                                     ==========  ==========      ==========  =========

                                        FTVIPT TEMPLETON         JANUS ASPEN
                                       FOREIGN SECURITIES       MID CAP GROWTH
                                           SUBACCOUNT             SUBACCOUNT
                                            (CLASS 2)          (SERVICE SHARES)
                                     ----------------------  -------------------
                                        2007        2006        2007      2006
                                     ----------  ----------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    9,062  $    1,141  $  (3,578) $ (3,689)
   Net realized gains (losses)           69,660      27,783     82,336     7,015
   Change in unrealized gains
      (losses) on investments            75,838     139,627    (14,584)   34,249
                                     ----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                154,560     168,551     64,174    37,575
                                     ----------  ----------  ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               19,001      62,962      8,874        --
   Transfers from other funding
      options                           267,767     368,370     96,344    31,696
   Administrative and asset
      allocation charges                     --          --         --        --
   Contract surrenders                  (72,931)    (95,025)   (51,255)   (1,504)
   Transfers to other funding
      options                           (26,458)    (83,820)  (165,356)  (24,645)
   Other receipts (payments)                 --          --         --        --
                                     ----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     187,379     252,487   (111,393)    5,547
                                     ----------  ----------  ---------  --------
      Net increase (decrease)
         in net assets                  341,939     421,038    (47,219)   43,122
NET ASSETS:
   Beginning of period                1,059,041     638,003    353,273   310,151
                                     ----------  ----------  ---------  --------
   End of period                     $1,400,980  $1,059,041  $ 306,054  $353,273
                                     ==========  ==========  =========  ========

   The accompanying notes are an integral part of these financial statements.

                                        JANUS ASPEN            LMPIS                 LMPVET
                                      WORLDWIDE GROWTH   PREMIER SELECTIONS     AGGRESSIVE GROWTH
                                         SUBACCOUNT        ALL CAP GROWTH          SUBACCOUNT
                                      (SERVICE SHARES)       SUBACCOUNT             (CLASS I)
                                     ------------------  ------------------  -----------------------
                                       2007      2006    2007 (a)     2006       2007        2006
                                     --------  --------  --------   -------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $ (3,931) $  2,034  $   (164)  $  (601) $   (45,208) $  (51,789)
   Net realized gains (losses)         16,579      (537)   10,647     1,701      383,849     129,034
   Change in unrealized gains
      (losses) on investments          22,250    71,659    (7,191)    1,732     (308,633)    219,232
                                     --------  --------  --------   -------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations               34,898    73,156     3,292     2,832       30,008     296,477
                                     --------  --------  --------   -------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners              6,484     5,115        --        --       38,511      20,364
   Transfers from other funding
      options                         148,380   148,057        --        --       53,330      42,652
   Administrative and asset
      allocation charges                   --        --        --        --           --          --
   Contract surrenders                (83,242)  (29,569)       --        --     (571,894)   (185,004)
   Transfers to other funding
      options                         (27,788)  (37,858)  (53,330)       --     (713,939)   (319,429)
   Other receipts (payments)               --    (3,542)       --        --           --      (4,229)
                                     --------  --------  --------   -------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    43,834    82,203   (53,330)       --   (1,193,992)   (445,646)
                                     --------  --------  --------   -------  -----------  ----------
      Net increase (decrease)
         in net assets                 78,732   155,359   (50,038)    2,832   (1,163,984)   (149,169)
NET ASSETS:
   Beginning of period                532,919   377,560    50,038    47,206    4,193,381   4,342,550
                                     --------  --------  --------   -------  -----------  ----------
   End of period                     $611,651  $532,919  $     --   $50,038  $ 3,029,397  $4,193,381
                                     ========  ========  ========   =======  ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                       LMPVET APPRECIATION          LMPVET          LMPVET EQUITY INDEX    LMPVET FUNDAMENTAL VALUE
                                            SUBACCOUNT        DIVIDEND STRATEGY         SUBACCOUNT                SUBACCOUNT
                                            (CLASS I)             SUBACCOUNT            (CLASS II)                 (CLASS I)
                                     ----------------------  -------------------  -----------------------  ------------------------
                                        2007        2006        2007      2006        2007        2006        2007          2006
                                     ----------  ----------  ---------  --------  -----------  ----------  ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (4,572) $   (2,893) $    (546) $  1,965  $    14,630  $    7,096  $   (2,279)   $    7,323
   Net realized gains (losses)          241,986     107,539     25,547     4,606      784,778     236,728     251,612       152,500
   Change in unrealized gains
      (losses) on investments          (139,697)     90,344    (13,456)   15,272     (524,827)    653,037    (268,372)      147,077
                                     ----------  ----------  ---------  --------  -----------  ----------  ----------    ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 97,717     194,990     11,545    21,843      274,581     896,861     (19,039)      306,900
                                     ----------  ----------  ---------  --------  -----------  ----------  ----------    ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  471      21,952         --    23,978      162,165      79,912      27,713            --
   Transfers from other funding
      options                                --       6,229         --    37,306       58,184       8,000     913,482        39,444
   Administrative and asset
      allocation charges                     --          --         --        --           --          --          --            --
   Contract surrenders                 (280,523)    (44,289)   (59,963)       --   (1,095,569)   (394,268)   (585,841)     (108,149)
   Transfers to other funding
      options                          (167,958)   (179,283)   (65,460)  (30,520)    (865,720)   (310,899)   (219,810)     (256,111)
   Other receipts (payments)                 --     (10,780)        --        --       (3,416)     (7,634)         --            --
                                     ----------  ----------  ---------  --------  -----------  ----------  ----------    ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (448,010)   (206,171)  (125,423)   30,764   (1,744,356)   (624,889)    135,544      (324,816)
                                     ----------  ----------  ---------  --------  -----------  ----------  ----------    ----------
      Net increase (decrease)
         in net assets                 (350,293)    (11,181)  (113,878)   52,607   (1,469,775)    271,972     116,505       (17,916)
NET ASSETS:
   Beginning of period                1,567,267   1,578,448    179,789   127,182    7,250,474   6,978,502   2,202,072     2,219,988
                                     ----------  ----------  ---------  --------  -----------  ----------  ----------    ----------
   End of period                     $1,216,974  $1,567,267  $  65,911  $179,789  $ 5,780,699  $7,250,474  $2,318,577    $2,202,072
                                     ==========  ==========  =========  ========  ===========  ==========  ==========    ==========

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET INTERNATIONAL    LMPVET INVESTORS   LMPVET LARGE CAP GROWTH
                                      ALL CAP OPPORTUNITY       SUBACCOUNT             SUBACCOUNT
                                          SUBACCOUNT            (CLASS I)              (CLASS I)
                                     --------------------  -------------------  -----------------------
                                        2007       2006       2007      2006       2007        2006
                                     ---------  ---------  ---------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (1,729)  $  4,053  $    (441) $    992   $ (11,018)  $  (11,224)
   Net realized gains (losses)         277,825     38,910     58,203    18,092      33,680       15,439
   Change in unrealized gains
      (losses) on investments         (247,955)    65,450    (49,180)   27,242      14,062       20,236
                                     ---------   --------  ---------  --------   ---------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                28,141    108,413      8,582    46,326      36,724       24,451
                                     ---------   --------  ---------  --------   ---------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --         25         --        --          --       30,249
   Transfers from other funding
      options                           44,466     52,076         --        --      16,485        8,000
   Administrative and asset
      allocation charges                    --         --         --        --          --           --
   Contract surrenders                 (45,139)   (49,495)  (154,264)  (22,049)    (98,664)    (117,026)
   Transfers to other funding
      options                          (45,161)   (73,712)   (11,129)  (14,507)    (87,123)     (87,782)
   Other receipts (payments)                --         --         --        --     (11,779)          --
                                     ---------   --------  ---------  --------   ---------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (45,834)   (71,106)  (165,393)  (36,556)   (181,081)    (166,559)
                                     ---------   --------  ---------  --------   ---------   ----------
      Net increase (decrease)
         in net assets                 (17,693)    37,307   (156,811)    9,770    (144,357)    (142,108)
NET ASSETS:
   Beginning of period                 520,021    482,714    298,508   288,738     985,984    1,128,092
                                     ---------   --------  ---------  --------   ---------   ----------
   End of period                     $ 502,328   $520,021  $ 141,697  $298,508   $ 841,627   $  985,984
                                     =========   ========  =========  ========   =========   ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     LMPVET SMALL CAP GROWTH        LMPVET              LMPVPI ALL CAP        LMPVPV SMALL CAP
                                            SUBACCOUNT          SOCIAL AWARENESS          SUBACCOUNT        GROWTH OPPORTUNITIES
                                            (CLASS I)              SUBACCOUNT             (CLASS I)              SUBACCOUNT
                                     -----------------------  -------------------  -----------------------  --------------------
                                        2007        2006         2007      2006      2007 (a)      2006      2007 (a)    2006
                                     ----------  -----------  ---------  --------  ------------  ---------  ---------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $  (4,254)  $  (5,153)  $    (376) $ (3,372) $    (1,326)   $  1,051  $    (401)  $ (1,183)
   Net realized gains (losses)           46,807      60,656     102,284     3,083      280,514      65,501      6,817      9,488
   Change in unrealized gains
      (losses) on investments           (18,854)    (15,478)    (55,257)   30,219     (233,837)     77,507      1,246     (1,540)
                                      ---------   ---------   ---------  --------  -----------    --------  ---------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                 23,699      40,025      46,651    29,930       45,351     144,059      7,662      6,765
                                      ---------   ---------   ---------  --------  -----------    --------  ---------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                8,064          --          --     4,638           --          --        194      7,140
   Transfers from other funding
      options                           159,006      71,220          --        --       47,861      35,026         --     75,535
   Administrative and asset
      allocation charges                     --          --          --        --           --          --         --         --
   Contract surrenders                 (132,052)   (222,692)   (180,469)  (19,345)     (93,366)    (70,802)        --         --
   Transfers to other funding
      options                            (7,292)     (8,419)       (172)       --     (984,634)    (44,013)  (119,122)   (50,654)
   Other receipts (payments)                 --          --          --        --          (28)    (12,744)        --         --
                                      ---------   ---------   ---------  --------  -----------    --------  ---------   --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      27,726    (159,891)   (180,641)  (14,707)  (1,030,167)    (92,533)  (118,928)    32,021
                                      ---------   ---------   ---------  --------  -----------    --------  ---------   --------
      Net increase (decrease)
         in net assets                   51,425    (119,866)   (133,990)   15,223     (984,816)     51,526   (111,266)    38,786
NET ASSETS:
   Beginning of period                  283,191     403,057     499,035   483,812      984,816     933,290    111,266     72,480
                                      ---------   ---------   ---------  --------  -----------    --------  ---------   --------
   End of period                      $ 334,616   $ 283,191   $ 365,045  $499,035  $        --    $984,816  $      --   $111,266
                                      =========   =========   =========  ========  ===========    ========  =========   ========

   The accompanying notes are an integral part of these financial statements.


                                      LMPVET CAPITAL
                                        AND INCOME          LMPVIT             LMPVIT
                                        SUBACCOUNT     ADJUSTABLE RATE       HIGH INCOME
                                         (CLASS I)    INCOME SUBACCOUNT       SUBACCOUNT
                                     ---------------  -----------------   ------------------
                                     2007 (b)   2006    2007      2006      2007      2006
                                     --------   ---   --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    364   $--   $    344  $    459  $ 19,802  $ 16,311
   Net realized gains (losses)         12,714    --       (380)    1,203       776       548
   Change in unrealized gains
      (losses) on investments         (12,741)   --         36       608   (23,154)    7,368
                                     --------   ---   --------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                  337    --         --     2,270    (2,576)   24,227
                                     --------   ---   --------  --------  --------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 --    --      3,122        --     2,402        --
   Transfers from other funding
      options                          91,282    --         --        --    37,017    19,980
   Administrative and asset
      allocation charges                   --    --         --        --        --        --
   Contract surrenders                 (2,349)   --         --        --    (1,036)  (73,311)
   Transfers to other funding
      options                         (11,310)   --    (27,873)  (88,203)  (38,933)       --
   Other receipts (payments)               --    --         --        --        --        --
                                     --------   ---   --------  --------  --------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    77,623    --    (24,751)  (88,203)     (550)  (53,331)
                                     --------   ---   --------  --------  --------  --------
      Net increase (decrease)
         in net assets                 77,960    --    (24,751)  (85,933)   (3,126)  (29,104)
NET ASSETS:
   Beginning of period                     --    --     34,140   120,073   254,849   283,953
                                     --------   ---   --------  --------  --------  --------
   End of period                     $ 77,960   $--   $  9,389  $ 34,140  $251,723  $254,849
                                     ========   ===   ========  ========  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                            LMPVPI            LORD ABBETT           LORD ABBETT          MIST BATTERYMARCH
                                         TOTAL RETURN      GROWTH AND INCOME       MID-CAP VALUE           MID-CAP STOCK
                                           SUBACCOUNT          SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                           (CLASS I)          (CLASS VC)            (CLASS VC)               (CLASS A)
                                     -------------------  -------------------  --------------------   ---------------------
                                      2007 (a)    2006     2007 (a)    2006     2007 (a)    2006         2007     2006 (c)
                                     ---------   -------  ---------  --------  ---------  ---------   ---------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $     173   $   829  $  (3,175) $    851  $  (2,960) $  (6,183)  $ (14,850) $  (14,415)
   Net realized gains (losses)          16,969     5,964     90,903    36,851     96,360     63,180     174,194     (16,953)
   Change in unrealized gains
      (losses) on investments          (13,689)    7,627    (55,179)   68,336    (19,622)    18,457     (76,745)    (63,121)
                                     ---------  --------  ---------  --------  ---------  ---------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 3,453    14,420     32,549   106,038     73,778     75,454      82,599     (94,489)
                                     ---------  --------  ---------  --------  ---------  ---------  ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --        --     12,287    64,472         --     67,607       2,640       5,972
   Transfers from other funding
      options                               --     3,782     28,254   192,463      7,095      5,564      25,987   1,940,777
   Administrative and asset
      allocation charges                    --        --         --        --         --         --          --          --
   Contract surrenders                 (33,507)  (12,111)    (6,095) (100,305)   (30,992)   (36,504)   (323,377)    (74,707)
   Transfers to other funding
      options                         (100,253)  (25,348)  (889,945)  (56,167)  (769,189)  (163,433)   (142,888)   (106,149)
   Other receipts (payments)                (3)       --         --        --        (23)      (324)         --          --
                                     ---------  --------  ---------  --------  ---------  ---------  ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (133,763)  (33,677)  (855,499)  100,463   (793,109)  (127,090)   (437,638)  1,765,893
                                     ---------  --------  ---------  --------  ---------  ---------  ----------  ----------
      Net increase (decrease)
         in net assets                (130,310)  (19,257)  (822,950)  206,501   (719,331)   (51,636)   (355,039)  1,671,404
NET ASSETS:
   Beginning of period                 130,310   149,567    822,950   616,449    719,331    770,967   1,671,404          --
                                     ---------  --------  ---------  --------  ---------  ---------  ----------  ----------
   End of period                     $      --  $130,310  $      --  $822,950  $      --  $ 719,331  $1,316,365  $1,671,404
                                     =========  ========  =========  ========  =========  =========  ==========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      MIST BLACKROCK   MIST BLACKROCK    MIST BLACKROCK
                                        HIGH YIELD     LARGE-CAP CORE    LARGE-CAP CORE
                                        SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                         (CLASS A)        (CLASS E)         (CLASS A)
                                     ----------------  --------------  -------------------
                                      2007 (b)   2006  2007 (b)  2006   2007 (a)  2006 (c)
                                     ----------  ----  --------  ----  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (14,381) $--   $ (1,494) $--   $     521  $ (1,490)
   Net realized gains (losses)           (6,836)  --        311   --      17,057      (540)
   Change in unrealized gains
      (losses) on investments           (27,520)  --      1,699   --      (9,242)    9,242
                                     ----------  ----  --------  ---   ---------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                (48,737)  --        516   --       8,336     7,212
                                     ----------  ----  --------  ---   ---------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                6,299   --         --   --          --        12
   Transfers from other funding
      options                         2,364,770   --    177,817   --       4,584   252,046
   Administrative and asset
      allocation charges                     --   --         --   --          --        --
   Contract surrenders                 (154,949)  --    (10,413)  --        (804)   (1,611)
   Transfers to other funding
      options                          (314,863)  --     (2,731)  --    (176,335)  (93,438)
   Other receipts (payments)                 --   --         --   --          (2)       --
                                     ----------  ----  --------  ---   ---------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   1,901,257   --    164,673   --    (172,557)  157,009
                                     ----------  ----  --------  ---   ---------  --------
      Net increase (decrease)
         in net assets                1,852,520   --    165,189   --    (164,221)  164,221
NET ASSETS:
   Beginning of period                       --   --         --   --     164,221        --
                                     ----------  ----  --------  ---   ---------  --------
   End of period                     $1,852,520  $--   $165,189  $--   $      --  $164,221
                                     ==========  ===   ========  ===   =========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                        MIST DREMAN       MIST HARRIS OAKMARK             MIST             MIST LAZARD
                                      SMALL-CAP VALUE        INTERNATIONAL            JANUS FORTY            MID-CAP
                                         SUBACCOUNT           SUBACCOUNT              SUBACCOUNT           SUBACCOUNT
                                         (CLASS A)             (CLASS A)               (CLASS A)            (CLASS B)
                                     -----------------  ----------------------  -----------------------  --------------
                                       2007   2006 (c)     2007      2006 (c)       2007      2006 (c)   2007 (b)  2006
                                     -------  --------  ----------  ----------  -----------  ----------  --------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  (702)  $    53  $   (4,898) $   (7,737) $   (57,941) $  (48,240) $   (101)  $--
   Net realized gains (losses)           536        52     123,819         (88)     971,298     (36,813)   (1,184)   --
   Change in unrealized gains
      (losses) on investments         (4,786)      469    (169,177)    110,007      489,107     202,001      (825)   --
                                     -------   -------  ----------  ----------  -----------  ----------  --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations              (4,952)      574     (50,256)    102,182    1,402,464     116,948    (2,110)   --
                                     -------   -------  ----------  ----------  -----------  ----------  --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners             8,721        --      28,011      24,230       20,015      11,031        --    --
   Transfers from other funding
      options                         65,624    22,560     766,704   1,105,276      529,144   6,617,018    27,816    --
   Administrative and asset
      allocation charges                  --        --          --          --           --          --        --    --
   Contract surrenders                (7,075)   (1,945)   (126,111)    (72,544)    (466,002)   (698,860)       --    --
   Transfers to other funding
      options                         (8,469)       --    (441,826)       (117)  (1,267,416)   (323,311)  (20,735)   --
   Other receipts (payments)              --        --          --          --           --     (24,941)       --    --
                                     -------   -------  ----------  ----------  -----------  ----------  --------   ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   58,801    20,615     226,778   1,056,845   (1,184,259)  5,580,937     7,081    --
                                     -------   -------  ----------  ----------  -----------  ----------  --------   ---
      Net increase (decrease)
         in net assets                53,849    21,189     176,522   1,159,027      218,205   5,697,885     4,971    --
NET ASSETS:
   Beginning of period                21,189      --     1,159,027        --      5,697,885          --        --    --
                                     -------   -------  ----------  ----------  -----------  ----------  --------   ---
   End of period                     $75,038   $21,189  $1,335,549  $1,159,027  $ 5,916,090  $5,697,885  $  4,971   $--
                                     =======   =======  ==========  ==========  ===========  ==========  ========   ===

   The accompanying notes are an integral part of these financial statements.

                                     MIST LEGG MASON PARTNERS  MIST LORD ABBETT BOND    MIST LORD ABBETT
                                          MANAGED ASSETS             DEBENTURE          GROWTH AND INCOME
                                            SUBACCOUNT               SUBACCOUNT            SUBACCOUNT
                                            (CLASS A)                (CLASS A)              (CLASS B)
                                     ------------------------  ---------------------  --------------------
                                         2007       2006 (c)      2007     2006 (c)      2007     2006 (c)
                                      ----------  ----------    --------  ---------   ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $   54,563  $  (35,243)   $ 14,052  $  (1,338)  $   (5,981) $ (5,312)
   Net realized gains (losses)           368,194      (1,836)      1,781       (944)      61,442       619
   Change in unrealized gains
      (losses) on investments           (219,072)    270,803       3,563     11,925      (37,389)   71,752
                                      ----------  ----------    --------  ---------   ----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 203,685     233,724      19,396      9,643       18,072    67,059
                                      ----------  ----------    --------  ---------   ----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                 6,363       1,812      22,592      1,020        5,471       100
   Transfers from other funding
      options                             31,397   4,444,644     196,211    401,892      913,577   948,383
   Administrative and asset
      allocation charges                      --          --          --         --           --        --
   Contract surrenders                  (649,689)   (316,545)    (46,054)    (3,801)    (278,450)  (18,815)
   Transfers to other funding
      options                           (112,306)   (117,226)    (10,463)  (121,275)    (161,321)  (21,322)
   Other receipts (payments)            (125,582)    (21,387)         --         --           --        --
                                      ----------  ----------    --------  ---------   ----------  --------
      Net increase (decrease
         in net assets resulting
         from contract transactions     (849,817)  3,991,298     162,286    277,836      479,277   908,346
                                      ----------  ----------    --------  ---------   ----------  --------
      Net increase (decrease)
         in net assets                  (646,132)  4,225,022     181,682    287,479      497,349   975,405
NET ASSETS:
   Beginning of period                 4,225,022          --     287,479         --      975,405        --
                                      ----------  ----------    --------  ---------   ----------  --------
   End of period                      $3,578,890  $4,225,022    $469,161  $ 287,479   $1,472,754  $975,405
                                      ==========  ==========    ========  =========   ==========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                     MIST LORD ABBETT      MIST MET/AIM          MIST MET/AIM     MIST MFS EMERGING
                                      MID-CAP VALUE    CAPITAL APPRECIATION    SMALL CAP GROWTH    MARKETS EQUITY
                                        SUBACCOUNT          SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
                                        (CLASS B)            (CLASS A)            (CLASS A)           (CLASS A)
                                     ----------------  --------------------  -------------------- -----------------
                                      2007 (b)  2006      2007     2006 (c)     2007     2006 (c)    2007 (b)  2006
                                      --------  ----    --------   --------  --------   ---------   ---------  ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)       $ (5,985)  $--    $   (697)  $  (304)  $ (1,771)  $   (179)   $ (4,131)  $--
   Net realized gains (losses)          (3,046)   --      (1,235)    6,169      1,464      1,707       5,132    --
   Change in unrealized gains
      (losses) on investments          (63,513)   --       4,038    (6,354)     9,256      1,547     110,739    --
                                      --------   ---    --------   -------   --------   --------    --------   ---
      Net increase (decrease)
         in net assets resulting
         from operations               (72,544)   --       2,106      (489)     8,949      3,075     111,740    --
                                      --------   ---    --------   -------   --------   --------    --------   ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --    --          --        --      1,323     21,657          --    --
   Transfers from other funding
      options                          802,076    --      52,112    51,510    122,200     80,144     509,481    --
   Administrative and asset
      allocation charges                    --    --          --        --         --         --          --    --
   Contract surrenders                 (30,784)   --        (687)       --       (783)        --     (23,718)   --
   Transfers to other funding
      options                          (47,995)   --     (25,000)       --         --    (21,670)    (20,217)   --
   Other receipts (payments)           (12,305)   --          --        --         --         --          --    --
                                      --------   ---    --------   -------   --------   --------    --------   ---
      Net increase (decrease
         in net assets resulting
         from contract transactions    710,992    --      26,425    51,510    122,740     80,131     465,546    --
                                      --------   ---    --------   -------   --------   --------    --------   ---
      Net increase (decrease)
         in net assets                 638,448    --      28,531    51,021    131,689     83,206     577,286    --
NET ASSETS:
   Beginning of period                      --    --      51,021        --     83,206         --          --    --
                                      --------   ---    --------   -------   --------   --------    --------   ---
   End of period                      $638,448   $--    $ 79,552   $51,021   $214,895   $ 83,206    $577,286   $--
                                      ========   ===    ========   =======   ========   ========    ========   ===

   The accompanying notes are an integral part of these financial statements.


                                     MIST MFS RESEARCH         MIST MFS           MIST NEUBERGER BERMAN
                                       INTERNATIONAL            VALUE                  REAL ESTATE
                                         SUBACCOUNT           SUBACCOUNT                SUBACCOUNT
                                         (CLASS B)            (CLASS A)                 (CLASS A)
                                     -----------------  -----------------------  ----------------------
                                       2007 (b)   2006      2007      2006 (c)       2007      2006 (c)
                                       --------   ----  -----------   --------   -----------   --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $ (3,413)   $--  $  (23,613) $    8,981   $   (2,091) $  (19,838)
   Net realized gains (losses)            2,760     --      53,477      63,628      228,678      38,018
   Change in unrealized gains
      (losses) on investments            17,759     --      86,052      72,536     (616,028)    470,849
                                       --------    ---  ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                 17,106     --     115,916     145,145     (389,441)    489,029
                                       --------    ---  ----------  ----------   ----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               19,184     --      55,647      27,987       26,942      34,698
   Transfers from other funding
      options                           594,083     --     564,299   1,573,478      122,092   2,659,921
   Administrative and asset
      allocation charges                     --     --          --          --           --          --
   Contract surrenders                 (139,613)    --    (111,456)    (23,494)    (364,034)   (152,786)
   Transfers to other funding
      options                           (45,414)    --    (106,531)    (79,658)    (333,774)   (296,244)
   Other receipts (payments)                 --     --          --          --           --     (53,957)
                                       --------    ---  ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     428,240     --     401,959   1,498,313     (548,774)  2,191,632
                                       --------    ---  ----------  ----------   ----------  ----------
      Net increase (decrease)
         in net assets                  445,346     --     517,875   1,643,458     (938,215)  2,680,661
NET ASSETS:
   Beginning of period                       --     --   1,643,458          --    2,680,661          --
                                       --------    ---  ----------  ----------   ----------  ----------
   End of period                       $445,346    $--  $2,161,333  $1,643,458   $1,742,446  $2,680,661
                                       ========    ===  ==========  ==========   ==========  ==========

(a) For the period January 1, 2007 to April 27, 2007.

(b) For the period April 30, 2007 to December 31, 2007.

(c) For the period May 1, 2006 to December 31, 2006.

(d) For the period November 13, 2006 to December 31, 2006.

(e) For the period January 1, 2007 to November 9, 2007.

(f) For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.



                                     MIST PIMCO INFLATION          MIST               MIST PIONEER        MIST THIRD AVENUE
                                        PROTECTED BOND         PIONEER FUND         STRATEGIC INCOME       SMALL CAP VALUE
                                          SUBACCOUNT            SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                           (CLASS A)            (CLASS A)               (CLASS A)             (CLASS B)
                                     --------------------  --------------------  ----------------------  --------------------
                                        2007 (b)  2006       2007     2006 (c)      2007       2006 (c)     2007     2006 (d)
                                       ---------  ----     --------- ---------   ----------- ----------  ----------- --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $ (1,927)  $--      $   (819) $ (2,548)   $  (11,175) $   79,767  $  (17,208)  $  (301)
   Net realized gains (losses)              (63)   --         5,916     1,406         3,304       3,383        (801)      373
   Change in unrealized gains
      (losses) on investments            18,262    --         7,055    24,516       124,238      (5,479)   (189,785)    3,666
                                       --------   ---      --------  --------    ----------  ----------  ----------  --------
      Net increase (decrease)
         in net assets resulting
         from operations                 16,272    --        12,152    23,374       116,367      77,671    (207,794)    3,738
                                       --------   ---      --------  --------    ----------  ----------  ----------  --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --    --            --        --        85,996       6,412      37,800        25
   Transfers from other funding
      options                           257,761    --            --   329,404       260,190   2,170,692   2,385,563   193,620
   Administrative and asset
      allocation charges                     --    --            --        --            --          --          --        --
   Contract surrenders                   (6,113)   --       (26,775)   (7,169)     (108,776)    (73,024)   (319,577)     (198)
   Transfers to other funding
      options                            (6,333)   --       (19,587)  (24,460)     (121,400)   (103,114)   (193,430)  (14,538)
   Other receipts (payments)                 --    --            --    (9,953)       (6,766)         --          --        --
                                       --------   ---      --------  --------    ----------  ----------  ----------  --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     245,315    --       (46,362)  287,822       109,244   2,000,966   1,910,356   178,909
                                       --------   ---      --------  --------    ----------  ----------  ----------  --------
      Net increase (decrease)
         in net assets                  261,587    --       (34,210)  311,196       225,611   2,078,637   1,702,562   182,647
NET ASSETS:
   Beginning of period                       --    --       311,196        --     2,078,637          --     182,647        --
                                       --------   ---      --------  --------    ----------  ----------  ----------  --------
   End of period                       $261,587   $--      $276,986  $311,196    $2,304,248  $2,078,637  $1,885,209  $182,647
                                       ========   ===      ========  ========    ==========  ==========  ==========  ========

   The accompanying notes are an integral part of these financial statements.

                                         METLIFE INVESTMENT         METLIFE INVESTMENT         METLIFE INVESTMENT
                                          DIVERSIFIED BOND         INTERNATIONAL STOCK        LARGE COMPANY STOCK
                                             SUBACCOUNT                 SUBACCOUNT                 SUBACCOUNT
                                             (CLASS I)                  (CLASS I)                  (CLASS I)
                                     -------------------------  -------------------------  -------------------------
                                        2007 (e)      2006        2007 (e)       2006        2007 (e)        2006
                                     ------------  -----------  ------------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    894,601  $   776,533  $    143,095  $    72,097  $      1,626  $   (55,178)
   Net realized gains (losses)             24,414       13,276     5,553,694    1,058,170     4,909,278      596,970
   Change in unrealized gains
      (losses) on investments            (170,631)      19,115    (4,764,287)   1,829,926    (4,055,790)   1,384,244
                                     ------------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                  748,384      808,924       932,502    2,960,193       855,114    1,926,036
                                     ------------  -----------  ------------  -----------  ------------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                110,438      519,166        25,328      168,698        42,070      268,903
   Transfers from other funding
      options                             769,804    1,567,943       222,233      339,989       185,134      440,491
   Administrative and asset
      allocation charges                  (49,542)    (111,292)      (22,470)     (53,089)      (35,950)     (78,866)
   Contract surrenders                 (3,481,971)  (2,581,261)   (1,704,077)  (1,028,403)   (2,535,965)  (1,521,779)
   Transfers to other funding
      options                         (24,736,827)  (2,774,336)  (12,493,103)  (2,416,636)  (16,517,847)  (1,931,554)
   Other receipts (payments)             (337,938)    (117,159)     (121,463)     (21,234)     (188,984)     (33,781)
                                     ------------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (27,726,036)  (3,496,939)  (14,093,552)  (3,010,675)  (19,051,542)  (2,856,586)
                                     ------------  -----------  ------------  -----------  ------------  -----------
      Net increase (decrease)
         in net assets                (26,977,652)  (2,688,015)  (13,161,050)     (50,482)  (18,196,428)    (930,550)
NET ASSETS:
   Beginning of period                 26,977,652   29,665,667    13,161,050   13,211,532    18,196,428   19,126,978
                                     ------------  -----------  ------------  -----------  ------------  -----------
   End of period                     $         --  $26,977,652  $         --  $13,161,050  $         --  $18,196,428
                                     ============  ===========  ============  ===========  ============  ===========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                         METLIFE INVESTMENT       MSF BLACKROCK          MSF BLACKROCK
                                        SMALL COMPANY STOCK     AGGRESSIVE GROWTH         BOND INCOME
                                            SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                             (CLASS I)              (CLASS D)              (CLASS A)
                                     ------------------------  -------------------  -----------------------
                                       2007 (e)       2006       2007     2006 (c)     2007       2006 (c)
                                     ------------ -----------  --------- ---------  ----------- -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (72,357) $  (111,039) $ (7,516) $  (5,383) $   48,897  $   (20,369)
   Net realized gains (losses)         1,781,514    1,488,167     8,924    (13,357)     11,118          975
   Change in unrealized gains
      (losses) on investments         (1,600,303)    (226,483)  107,343     (7,121)     65,960      116,808
                                     -----------  -----------  --------  ---------  ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 108,854    1,150,645   108,751    (25,861)    125,975       97,414
                                     -----------  -----------  --------  ---------  ----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                19,489      129,349        --      1,763      21,601        1,530
   Transfers from other funding
      options                            145,921      114,210    34,781    840,019     213,426    2,566,889
   Administrative and asset
      allocation charges                 (15,970)     (35,997)       --         --          --           --
   Contract surrenders                (1,140,949)    (659,370)  (44,967)   (51,577)   (154,956)     (15,913)
   Transfers to other funding
      options                         (8,746,955)  (1,137,147)  (60,295)  (145,355)    (78,975)    (132,489)
   Other receipts (payments)             (70,770)     (13,090)       --         --          --           --
                                     -----------  -----------  --------  ---------  ----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (9,809,234)  (1,602,045)  (70,481)   644,850       1,096    2,420,017
                                     -----------  -----------  --------  ---------  ----------  -----------
      Net increase (decrease)
         in net assets                (9,700,380)    (451,400)   38,270    618,989     127,071    2,517,431
NET ASSETS:
   Beginning of period                 9,700,380   10,151,780   618,989         --   2,517,431           --
                                     -----------  -----------  --------  ---------  ----------  -----------
   End of period                     $        --  $ 9,700,380  $657,259  $ 618,989  $2,644,502  $ 2,517,431
                                     ===========  ===========  ========  =========  ==========  ===========

                                           MSF BLACKROCK
                                           MONEY MARKET
                                            SUBACCOUNT
                                             (CLASS A)
                                     ------------------------
                                         2007       2006 (c)
                                     ------------ -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   175,782  $   105,653
   Net realized gains (losses)                --           --
   Change in unrealized gains
      (losses) on investments                 --           --
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from operations                 175,782      105,653
                                     -----------  -----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               224,825       91,748
   Transfers from other funding
      options                          2,977,321    5,856,193
   Administrative and asset
      allocation charges                      --           --
   Contract surrenders                (1,226,198)    (517,207)
   Transfers to other funding
      options                         (1,727,482)  (1,071,027)
   Other receipts (payments)             (72,465)    (118,960)
                                     -----------  -----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions      176,001    4,240,747
                                     -----------  -----------
      Net increase (decrease)
         in net assets                   351,783    4,346,400
NET ASSETS:
   Beginning of period                 4,346,400           --
                                     -----------  -----------
   End of period                     $ 4,698,183  $ 4,346,400
                                     ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                     MSF CAPITAL GUARDIAN          MSF FI                   MSF FI
                                          U.S. EQUITY             LARGE CAP             VALUE LEADERS
                                          SUBACCOUNT             SUBACCOUNT               SUBACCOUNT
                                           (CLASS A)              (CLASS A)               (CLASS D)
                                     --------------------  ----------------------  -----------------------
                                        2007 (b)  2006        2007      2006 (c)       2007      2006 (c)
                                        --------  ----     ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)          $  (13)   $--     $  (33,772) $  (28,274) $   (28,485) $  (71,455)
   Net realized gains (losses)               --     --        222,156     (16,504)     784,633     (24,501)
   Change in unrealized gains
      (losses) on investments               (82)    --        (99,653)     80,102     (484,328)    306,834
                                         ------    ---     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from operations                    (95)    --         88,731      35,324      271,820     210,878
                                         ------    ---     ----------  ----------  -----------  ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                   --     --         19,910      10,782       36,781      10,760
   Transfers from other funding
      options                             1,579     --          9,013   3,767,021      104,319   9,445,654
   Administrative and asset
      allocation charges                     --     --             --          --           --          --
   Contract surrenders                       --     --       (318,256)   (328,373)  (1,324,412)   (594,305)
   Transfers to other funding
      options                                --     --       (222,852)   (137,036)    (526,596)   (499,102)
   Other receipts (payments)                 --     --             --      (4,481)          --     (40,560)
                                         ------    ---     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions       1,579     --       (512,185)  3,307,913   (1,709,908)  8,322,447
                                         ------    ---     ----------  ----------  -----------  ----------
      Net increase (decrease)
         in net assets                    1,484     --       (423,454)  3,343,237   (1,438,088)  8,533,325
NET ASSETS:
   Beginning of period                       --     --      3,343,237          --    8,533,325          --
                                         ------    ---     ----------  ----------  -----------  ----------
   End of period                         $1,484    $--     $2,919,783  $3,343,237  $ 7,095,237  $8,533,325
                                         ======    ===     ==========  ==========  ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                      MSF LEHMAN BROTHERS       MSF METLIFE             MSF METLIFE        MSF METLIFE CONSERVATIVE
                                     AGGREGATE BOND INDEX  AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION   TO MODERATE ALLOCATION
                                          SUBACCOUNT             SUBACCOUNT             SUBACCOUNT                SUBACCOUNT
                                           (CLASS A)             (CLASS B)               (CLASS B)                 (CLASS B)
                                     --------------------  ---------------------  -----------------------  ------------------------
                                        2007 (f)   2006        2007       2006        2007       2006           2007        2006
                                       ----------  ----     ----------  --------   ---------  ----------    -----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)        $  (14,973)  $--     $   (5,625) $     (5)  $  (1,720) $   (63)      $   (24,242)  $ (1,920)
   Net realized gains (losses)              1,406    --           (741)      (34)      4,479        1            13,102        119
   Change in unrealized gains
      (losses) on investments             130,020    --        (34,243)       --       6,862      432            69,218     26,461
                                       ----------   ---     ----------  --------   ---------  -------       -----------   --------
      Net increase (decrease)
         in net assets resulting
         from operations                  116,453    --        (40,609)      (39)      9,621      370            58,078     24,660
                                       ----------   ---     ----------  --------   ---------  -------       -----------   --------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                     --    --        147,519        --          --       --                --         --
   Transfers from other funding
      options                           9,051,451    --      1,614,088    40,000     540,484   29,986         8,740,604    470,875
   Administrative and asset
      allocation charges                       --    --             --        --          --       --                --         --
   Contract surrenders                   (224,163)   --         (1,506)       --      (4,709)      --        (1,006,068)    (1,452)
   Transfers to other funding
      options                             (25,430)   --        (24,172)  (39,961)   (130,280)      --                --         --
   Other receipts (payments)                   --    --             --        --          --       --                --         --
                                       ----------   ---     ----------  --------   ---------  -------       -----------   --------
      Net increase (decrease)
         in net assets resulting
         from contract transactions     8,801,858    --      1,735,929        39     405,495   29,986         7,734,536    469,423
                                       ----------   ---     ----------  --------   ---------  -------       -----------   --------
      Net increase (decrease)
         in net assets                  8,918,311    --      1,695,320        --     415,116   30,356         7,792,614    494,083
NET ASSETS:
   Beginning of period                         --    --             --        --      30,356       --           494,083         --
                                       ----------   ---     ----------  --------   ---------  -------       -----------   --------
   End of period                       $8,918,311   $--     $1,695,320  $     --   $ 445,472  $30,356       $ 8,286,697   $494,083
                                       ==========   ===     ==========  ========   =========  =======       ===========   ========

   The accompanying notes are an integral part of these financial statements.

                                           MSF METLIFE        MSF METLIFE MODERATE         MSF METLIFE
                                       MODERATE ALLOCATION  TO AGGRESSIVE ALLOCATION       STOCK INDEX
                                           SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                           (CLASS B)               (CLASS B)                (CLASS A)
                                     ---------------------  ------------------------  ---------------------
                                         2007       2006       2007         2006       2007 (f)      2006
                                     -----------  --------  -----------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   (59,625) $ (3,837)  $  (20,961)   $ (1,460)  $  (10,500)    $--
   Net realized gains (losses)            26,044       335          617         235          226      --
   Change in unrealized gains
      (losses) on investments             92,294    57,480      (11,786)     26,433       77,304      --
                                     -----------  --------   ----------    --------   ----------     ---
      Net increase (decrease)
         in net assets resulting
         from operations                  58,713    53,978      (32,130)     25,208       67,030      --
                                     -----------  --------   ----------    --------   ----------     ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                    --        --           --          --           --      --
   Transfers from other funding
      options                         17,764,031   806,582    6,598,683     311,771    6,106,528      --
   Administrative and asset
      allocation charges                      --        --           --          --           --      --
   Contract surrenders                  (504,350)   (5,800)    (207,030)     (5,820)     (73,312)     --
   Transfers to other funding
      options                           (307,193)       --      (74,500)       (992)     (15,221)     --
   Other receipts (payments)                  --        --           --          --           --      --
                                     -----------  --------   ----------    --------   ----------     ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   16,952,488   800,782    6,317,153     304,959    6,017,995      --
                                     -----------  --------   ----------    --------   ----------     ---
      Net increase (decrease)
         in net assets                17,011,201   854,760    6,285,023     330,167    6,085,025      --
NET ASSETS:
   Beginning of period                   854,760        --      330,167          --           --      --
                                     -----------  --------   ----------    --------   ----------     ---
   End of period                     $17,865,961  $854,760   $6,615,190    $330,167   $6,085,025     $--
                                     ===========  ========   ==========    ========   ==========     ===

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                              MSF MFS            MSF MORGAN STANLEY        MSF OPPENHEIMER       MSF RUSSELL 2000
                                           TOTAL RETURN              EAFE INDEX             GLOBAL EQUITY             INDEX
                                            SUBACCOUNT               SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                             (CLASS F)               (CLASS A)               (CLASS B)              (CLASS A)
                                     ------------------------  ----------------------  ----------------------  --------------------
                                        2007        2006 (c)    2007 (f)      2006        2007       2006 (c)    2007 (f)     2006
                                     -----------  -----------  ----------  ----------  ----------  ----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $    92,427  $   (92,413) $   (9,334)    $--      $   (6,200) $  (18,369) $   (7,902)    $--
   Net realized gains (losses)           542,146       33,903      (1,287)     --          81,813       1,907        (160)     --
   Change in unrealized gains
      (losses) on investments           (282,186)     846,876     (68,679)     --          52,657     145,766     (25,510)     --
                                     -----------  -----------  ----------     ---      ----------  ----------  ----------     ---
      Net increase (decrease)
         in net assets resulting
         from operations                 352,387      788,366     (79,300)     --         128,270     129,304     (33,572)     --
                                     -----------  -----------  ----------     ---      ----------  ----------  ----------     ---
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                58,047       80,567       1,224      --          19,571      12,399       1,887      --
   Transfers from other funding
      options                            263,634   12,120,360   5,576,943      --         146,592   2,462,330   4,588,171      --
   Administrative and asset
      allocation charges                      --           --          --      --              --          --          --      --
   Contract surrenders                (1,526,780)    (873,104)    (49,270)     --        (124,568)    (88,199)    (28,436)     --
   Transfers to other funding
      options                           (728,622)    (443,552)    (77,060)     --        (305,099)   (122,179)     (5,870)     --
   Other receipts (payments)              (9,660)    (182,244)         --      --              --          --          --      --
                                     -----------  -----------  ----------     ---      ----------  ----------  ----------     ---
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (1,943,381)  10,702,027   5,451,837      --        (263,504)  2,264,351   4,555,752      --
                                     -----------  -----------  ----------     ---      ----------  ----------  ----------     ---
      Net increase (decrease)
         in net assets                (1,590,994)  11,490,393   5,372,537      --        (135,234)  2,393,655   4,522,180      --
NET ASSETS:
   Beginning of period                11,490,393           --          --      --       2,393,655          --          --      --
                                     -----------  -----------  ----------     ---      ----------  ----------  ----------     ---
   End of period                     $ 9,899,399  $11,490,393  $5,372,537     $--      $2,258,421  $2,393,655  $4,522,180     $--
                                     ===========  ===========  ==========     ===      ==========  ==========  ==========     ===

   The accompanying notes are an integral part of these financial statements.

                                     MSF WESTERN ASSET MANAGEMENT  MSF WESTERN ASSET MANAGEMENT         PIMCO VIT
                                            HIGH YIELD BOND               U.S. GOVERNMENT              REAL RETURN
                                              SUBACCOUNT                    SUBACCOUNT                 SUBACCOUNT
                                               (CLASS A)                     (CLASS A)           (ADMINISTRATIVE CLASS)
                                     ----------------------------  ----------------------------  ----------------------
                                        2007 (a)       2006 (c)         2007         2006 (c)      2007 (a)     2006
                                     ------------  --------------  -------------  -------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   200,231     $  (18,381)     $   64,665     $  (33,025)  $   2,137   $   6,783
   Net realized gains (losses)            18,766         18,374          39,949         19,079      (8,693)      1,031
   Change in unrealized gains
      (losses) on investments           (139,010)       139,010          23,424        182,613      10,523      (8,949)
                                     -----------     ----------      ----------     ----------   ---------   ---------
      Net increase (decrease)
         in net assets resulting
         from operations                  79,987        139,003         128,038        168,667       3,967      (1,135)
                                     -----------     ----------      ----------     ----------   ---------   ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                15,053          2,229              --             --          --     172,743
   Transfers from other funding
      options                             46,028      2,408,843         245,747      5,392,195       8,191          --
   Administrative and asset
      allocation charges                      --             --              --             --          --          --
   Contract surrenders                   (38,178)      (440,754)       (608,716)      (404,992)         --      (2,812)
   Transfers to other funding
      options                         (2,120,190)       (92,126)       (236,386)      (904,154)   (196,477)   (127,948)
   Other receipts (payments)                  --            105          (1,025)         8,580          --          --
                                     -----------     ----------      ----------     ----------   ---------   ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (2,097,287)     1,878,297        (600,380)     4,091,629    (188,286)     41,983
                                     -----------     ----------      ----------     ----------   ---------   ---------
      Net increase (decrease)
         in net assets                (2,017,300)     2,017,300        (472,342)     4,260,296    (184,319)     40,848
NET ASSETS:
   Beginning of period                 2,017,300             --       4,260,296             --     184,319     143,471
                                     -----------     ----------      ----------     ----------   ---------   ---------
   End of period                     $        --     $2,017,300      $3,787,954     $4,260,296   $      --   $ 184,319
                                     ===========     ==========      ==========     ==========   =========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

                                             PIMCO VIT              PUTNAM VT             PUTNAM VT                PUTNAM VT
                                           TOTAL RETURN         DISCOVERY GROWTH    INTERNATIONAL EQUITY        SMALL CAP VALUE
                                            SUBACCOUNT             SUBACCOUNT           SUBACCOUNT                SUBACCOUNT
                                      (ADMINISTRATIVE CLASS)       (CLASS IB)           (CLASS IB)                (CLASS IB)
                                     ------------------------  ------------------  ---------------------  -------------------------
                                         2007         2006        2007      2006     2007 (a)     2006       2007 (a)       2006
                                     -----------  -----------  ---------  -------  ----------  ---------  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $  120,629   $  115,280   $    (48)  $  (19)  $  11,916   $ (1,730)  $     3,627   $  (19,554)
   Net realized gains (losses)          (10,885)      12,252        259        4     130,093      3,427       505,573      283,367
   Change in unrealized gains
      (losses) on investments           126,868      (34,625)      (445)     162    (104,312)    57,514      (356,556)      48,528
                                     ----------   ----------   --------   ------   ---------   --------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from operations                236,612       92,907       (234)     147      37,697     59,211       152,644      312,341
                                     ----------   ----------   --------   ------   ---------   --------   -----------   ----------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners               29,331        7,630          2       --          --         --        10,311       49,835
   Transfers from other funding
      options                           295,518      455,658     15,000       --      75,654    188,490        85,709      378,393
   Administrative and asset
      allocation charges                     --           --         --       --          --         --            --           --
   Contract surrenders                 (766,399)    (337,462)    (3,515)      --     (36,764)    (8,241)      (66,269)    (222,956)
   Transfers to other funding
      options                          (251,353)     (83,827)   (12,914)      --    (511,530)        --    (2,396,324)    (286,789)
   Other receipts (payments)                 --      (21,873)        (3)       3         (13)        --            --           --
                                     ----------   ----------   --------   ------   ---------   --------   -----------   ----------
      Net increase (decrease)
         in net assets resulting
         from contract transactions    (692,903)      20,126     (1,430)      --    (472,653)   180,249    (2,366,573)     (81,517)
                                     ----------   ----------   --------   ------   ---------   --------   -----------   ----------
      Net increase (decrease)
         in net assets                 (456,291)     113,033     (1,664)     150    (434,956)   239,460    (2,213,929)     230,824
NET ASSETS:
   Beginning of period                3,585,171    3,472,138      1,664    1,514     434,956    195,496     2,213,929    1,983,105
                                     ----------   ----------   --------   ------   ---------   --------   -----------   ----------
   End of period                     $3,128,880   $3,585,171   $     --   $1,664   $      --   $434,956   $        --   $2,213,929
                                     ==========   ==========   ========   ======   =========   ========   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                                          VAN KAMPEN LIT          VAN KAMPEN LIT         WELLS FARGO VT
                                             COMSTOCK           STRATEGIC GROWTH           ADVANTAGE
                                            SUBACCOUNT             SUBACCOUNT         SMALL/MID CAP VALUE
                                            (CLASS II)              (CLASS II)              SUBACCOUNT
                                     ----------------------  ----------------------  ----------------------
                                        2007        2006        2007         2006       2007        2006
                                     ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)      $   3,370   $     (62)  $  (813)    $   (814)   $ (3,295)   $  (2,797)
   Net realized gains (losses)          36,299      59,664     1,766        2,267      48,488       56,520
   Change in unrealized gains
      (losses) on investments          (65,902)     58,143     8,298         (577)    (48,393)     (21,991)
                                     ---------   ---------   -------     --------    --------    ---------
      Net increase (decrease)
         in net assets resulting
         from operations               (26,233)    117,745     9,251          876      (3,200)      31,732
                                     ---------   ---------   -------     --------    --------    ---------
CONTRACT TRANSACTIONS:
   Purchase payments received
      from contract owners                  --         259        --           --          --           --
   Transfers from other funding
      options                           69,079     129,085     7,368           --      22,945      107,526
   Administrative and asset
      allocation charges                    --          --        --           --          --           --
   Contract surrenders                (117,861)    (43,145)   (4,908)     (10,595)    (69,754)     (12,771)
   Transfers to other funding
      options                          (76,796)   (114,930)       --           --     (45,794)     (42,840)
   Other receipts (payments)                --          --        --           --          --           --
                                     ---------   ---------   -------     --------    --------    ---------
      Net increase (decrease)
         in net assets resulting
         from contract transactions   (125,578)    (28,731)    2,460      (10,595)    (92,603)      51,915
                                     ---------   ---------   -------     --------    --------    ---------
      Net increase (decrease)
         in net assets                (151,811)     89,014    11,711       (9,719)    (95,803)      83,647
NET ASSETS:
   Beginning of period                 884,715     795,701    61,379       71,098     274,097      190,450
                                     ---------   ---------   -------     --------    --------    ---------
   End of period                     $ 732,904   $ 884,715   $73,090     $ 61,379    $178,294    $ 274,097
                                     =========   =========   =======     ========    ========    =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period May 1, 2006 to December 31, 2006.

(d)  For the period November 13, 2006 to December 31, 2006.

(e)  For the period January 1, 2007 to November 9, 2007.

(f)  For the period November 12, 2007 to December 31, 2007.

   The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY OF CONNECTICUT
                      NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION

MetLife of CT Separate Account Five for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company of Connecticut (the "Company"), was established by the Company's Board of Directors on March 27, 1997 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Connecticut Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts") which are presented below:

American Funds Insurance Series ("American Funds")
Delaware VIP Trust ("Delaware VIP")
Dreyfus Variable Investment Fund ("Dreyfus VIF")
Fidelity Variable Insurance Products Funds ("Fidelity VIP")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Janus Aspen Series ("Janus Aspen")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Met Investors Series Trust ("MIST")
Metropolitan Series Fund, Inc. ("MSF")
PIMCO Variable Insurance Trust ("PIMCO VIT")
Putnam Variable Trust ("Putnam VT")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Wells Fargo Variable Trust ("Wells Fargo VT")

The assets of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2007 (the share class indicated in parentheses is that of the portfolio, series, or fund in which the Subaccount invests):

American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Delaware VIP Small Cap Value Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
Fidelity VIP Contrafund Subaccount (Service Class 2)
Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) Fidelity VIP Mid Cap Subaccount (Service Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
LMPVET Aggressive Growth Subaccount (Class I)
LMPVET Appreciation Subaccount (Class I)
LMPVET Dividend Strategy Subaccount
LMPVET Equity Index Subaccount (Class II)

LMPVET Fundamental Value Subaccount (Class I)
LMPVET International All Cap Opportunity Subaccount
LMPVET Investors Subaccount (Class I)
LMPVET Large Cap Growth Subaccount (Class I)
LMPVET Small Cap Growth Subaccount (Class I)
LMPVET Social Awareness Subaccount
LMPVET Capital and Income Subaccount (Class I)
LMPVIT Adjustable Rate Income Subaccount
LMPVIT High Income Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large - Cap Core Subaccount (Class E)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Forty Subaccount (Class A)
MIST Lazard Mid-Cap Subaccount (Class B)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS Emerging Markets Equity Subaccount (Class A)
MIST MFS Research International Subaccount (Class B)
MIST MFS Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST PIMCO Inflation Protected Bond Subaccount (Class A)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF Lehman Brothers Aggregate Bond Index Subaccount (Class A)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MetLife Stock Index Subaccount (Class A)
MSF MFS Total Return Subaccount (Class F)
MSF Morgan Stanley EAFE Index Subaccount (Class A)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF Russell 2000 Index Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A)
PIMCO VIT Total Return Subaccount (Administrative Class)

Putnam VT Discovery Growth Subaccount (Class IB)*
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)*
Van Kampen LIT Strategic Growth Subaccount (Class II)
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount

* These Subaccounts had no net assets as of December 31, 2007.

The following Subaccounts ceased operations during the year ended December 31, 2007:

AIM V.I. Core Equity Subaccount
Credit Suisse Trust Emerging Markets Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount
LMPVPI Total Return Subaccount
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Series Growth and Income Subaccount
Lord Abbett Series Mid Cap Value Subaccount
MetLife Investment Diversified Bond Subaccount
MetLife Investment International Stock Subaccount
MetLife Investment Large Company Stock Subaccount
MetLife Investment Small Company Stock Subaccount
MIST Pioneer Mid-Cap Value Subaccount
MSF Western Asset Management High Yield Bond Subaccount
PIMCO VIT Real Return Subaccount
Putnam VT International Equity Fund
Putnam VT Small Cap Value Fund

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2007:

NAME CHANGES:

OLD NAME                                  NEW NAME
--------                                  --------
Legg Mason Partners Variable              Legg Mason Partners Variable
   International All Cap Growth              International All Cap Opportunity
   Portfolio                                 Portfolio
Legg Mason Partners Variable Social       Legg Mason Partners Variable Social
   Awareness Stock Portfolio                 Awareness Portfolio
Janus Capital Appreciation Portfolio      Janus Forty Portfolio
Legg Mason Partners Variable Multiple     Legg Mason Partners Variable Capital
   Discipline Porftolio - Balanced All       and Income Portfolio
   Cap Growth and Value

MERGERS:

OLD NAME                                  NEW NAME
--------                                  --------
Legg Mason Partners Variable Premier      Legg Mason Partners Variable
   Selections All Cap Growth Portfolio       Aggressive Growth Portfolio
Legg Mason Partners Variable All Cap      Legg Mason Partners Variable
   Portfolio                                 Fundamental Value Portfolio
Legg Mason Partners Variable Small        Legg Mason Partners Variable Small
   Cap Growth Opportunities Portfolio        Cap Growth Portfolio
Western Asset Management High Yield       BlackRock High Yield Portfolio
   Bond Portfolio
Pioneer Mid-Cap Value Portfolio           Lazard Mid-Cap Portfolio
Legg Mason Partners Variable Total        Legg Mason Partners Variable
   Return Portfolio                          Multiple Discipline Portfolio -
                                             Balanced All Cap Growth and Value

SUBSTITUTIONS:

OLD NAME                                        NEW NAME
--------                                        --------
AIM V.I. Core Equity Fund                       Capital Guardian U.S. Equity Portfolio
Emerging Markets Portfolio                      MFS Emerging Markets Equity Portfolio
Lord Abbett Series Growth and Income Portfolio  Lord Abbett Growth and Income Portfolio
Putnam VT International Equity Fund             MFS Research International Portfolio
Putnam VT Small Cap Value Fund                  Third Avenue Small Cap Value Portfolio
Lord Abbett Series Mid Cap Value Portfolio      Lord Abbett Mid-Cap Value Portfolio
PIMCO VIT Real Return Portfolio                 PIMCO Inflation Protected Bond Portfolio
MetLife Investment International Stock Fund     Morgan Stanley EAFE Index Portfolio
MetLife Investment Small Company Stock Fund     Russell 2000 Index Portfolio
MetLife Investment Large Company Stock Fund     MetLife Stock Index Portfolio
MetLife Investment Diversified Bond Fund        Lehman Brothers Aggregate Bond Index Portfolio

PORTFOLIO SHARE CLASS EXCHANGE:

OLD NAME                                      NEW NAME
--------                                      --------
BlackRock Large-Cap Core Portfolio (Class A)  BlackRock Large-Cap Core Portfolio (Class E)

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for variable annuity separate accounts registered as unit investment trusts.

VALUATION OF INVESTMENTS

Investments are reported at fair value and are based on the net asset value per share as determined by the underlying assets of the portfolio, series, or fund of the Trusts, which value their investment securities at fair value. Changes in fair value are recorded in the statement of operations.

SECURITY TRANSACTIONS

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

FEDERAL INCOME TAXES

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS

Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 or 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS

Purchase payments received from contract owners by the Company are credited as accumulation or annuity units as of the end of the valuation period in which received, as provided in the prospectus.

NET TRANSFERS

The contract owner has the opportunity to transfer funds between Subaccounts within the Separate Account or the fixed account, which is an investment option in the Company's general account.

OTHER RECEIPTS (PAYMENTS)

Included in "other receipts (payments)" in the statements of changes in net assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

USE OF ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

Effective January 1, 2007, the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 had no impact on the financial statements of the Separate Account.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value under GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require additional fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with certain exceptions. The Company believes the adoption of SFAS 157 will have no material impact on the financial statements of the Separate Account.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charge is an asset-based charge and assessed through a daily reduction in unit values which is recorded as an expense in the accompanying statement of operations:

     MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     FLOOR BENEFIT -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

     The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2007:

Mortality and Expense Risk  0.80% - 1.25%
Floor Benefit               0.25% - 1.40%

     The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

A surrender charge of 0% to 5% is imposed if a contract is partially or fully surrendered within the specified surrender charge period. Participants in the CHART asset allocation program enter into an agreement with MetLife Investment Fund Service, LLC ("MIFS"), an affiliate of the Company. Under this arrangement, MIFS provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The maximum annual fee is 0.75% which decreases as a participant's assets increase. Effective November 9, 2007, the CHART asset allocation program was closed. These charges are assessed through the redemption of units and are recorded as administrative and asset allocation charges in the accompanying statements of changes in net assets.

Certain investments in the various portfolios, series or funds of the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and MetLife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

4. STATEMENT OF INVESTMENTS

                                                                                         FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                                           -----------------------  ----------------------------
                                                                        MARKET        COST OF        PROCEEDS
                                                              SHARES   VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                              ------   ---------    -------------  --------------
AIM V.I. Core Equity Subaccount (Series I) (a)                    --         --          1,507         1,584
American Funds Global Growth Subaccount
   (Class 2) (Cost $964,324)                                  43,315  1,082,877        555,580       249,558
American Funds Growth Subaccount
   (Class 2) (Cost $1,745,797)                                29,566  1,972,675        625,281       206,859
American Funds Growth-Income Subaccount
   (Class 2) (Cost $1,409,427)                                35,941  1,518,869        440,463       436,517
Credit Suisse Trust Emerging Markets Subaccount
   (Cost $0) (a)                                                  --         --        128,565       440,901
Delaware VIP Small Cap Value Subaccount
   (Standard Class) (Cost $1,669,908)                         61,690  1,767,420        443,085       679,968
Dreyfus VIF Appreciation Subaccount
   (Initial Shares) (Cost $418,039)                           11,755    527,313          9,625       162,523
Dreyfus VIF Developing Leaders Subaccount
   (Initial Shares) (Cost $1,667,664)                         44,705  1,445,765        279,453       764,782
Fidelity VIP Contrafund Subaccount
   (Service Class 2) (Cost $4,887,800)                       181,149  4,974,354      1,967,490       978,434
Fidelity VIP Dynamic Capital Appreciation Subaccount
   (Service Class 2) (Cost $165,968)                          21,753    195,343         43,028        85,111
Fidelity VIP Mid Cap Subaccount
   (Service Class 2) (Cost $4,600,229)                       155,809  5,551,484      1,188,713     1,283,326
FTVIPT Templeton Developing Markets Securities Subaccount
   (Class 2) (Cost $1,052,608)                                88,579  1,417,263        467,569       187,724
FTVIPT Templeton Foreign Securities Subaccount
   (Class 2) (Cost $1,134,470)                                69,191  1,401,116        344,457        94,403
Janus Aspen Mid Cap Growth Subaccount
   (Service Shares) (Cost $224,313)                            7,858    306,081        145,468       258,456
Janus Aspen Worldwide Growth Subaccount
   (Service Shares) (Cost $545,806)                           17,463    611,713        157,816       117,887
LMPIS Premier Selections All Cap Growth Subaccount
   (Cost $0) (a)                                                  --         --          4,552        53,537
LMPVET Aggressive Growth Subaccount
   (Class I) (Cost $2,231,803)                               185,758  3,029,705         90,201     1,311,876
LMPVET Appreciation Subaccount
   (Class I) (Cost $927,248)                                  46,172  1,217,099        114,808       465,650
LMPVET Dividend Strategy Subaccount
   (Cost $54,810)                                              6,296     65,917          1,357       127,332
LMPVET Equity Index Subaccount
   (Class II) (Cost $4,715,651)                              172,113  5,781,283        585,020     2,042,090
LMPVET Fundamental Value Subaccount
   (Class I) (Cost $2,158,417)                               106,907  2,318,815      1,084,339       836,427
LMPVET International All Cap Opportunity Subaccount
   (Cost $620,088)                                            56,132    502,380        299,719        96,545
LMPVET Investors Subaccount (Class I) (Cost $102,765)          8,578    141,712          9,675       168,883
LMPVET Large Cap Growth Subaccount
   (Class I) (Cost $693,145)                                  50,706    841,712         16,841       208,921
LMPVET Small Cap Growth Subaccount
   (Class I) (Cost $298,235)                                  22,265    334,650        189,506       143,485
LMPVET Social Awareness Subaccount
   (Cost $335,990)                                            14,650    365,082         71,851       186,717
LMPVPI All Cap Subaccount (Class I) (Cost $0) (a)                 --         --         94,288     1,081,738
LMPVPV Small Cap Growth Opportunities Subaccount
   (Cost $0) (a)                                                  --         --          4,139       119,535
LMPVET Capital and Income Subaccount
   (Class I) (Cost $90,710) (b)                                6,283     77,969        105,244        14,400
LMPVIT Adjustable Rate Income Subaccount (Cost $9,854)           985      9,389          3,575        27,983

                                                                                         FOR THEYEAR ENDED
                                                           AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                                           -----------------------  ----------------------------
                                                                        MARKET        COST OF        PROCEEDS
                                                              SHARES   VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                              ------  ----------    -------------  --------------
LMPVIT High Income Subaccount (Cost $ 275,762)                37,743    251,747         62,154         42,894
LMPVPI Total Return Subaccount (Class I) (Cost $0) (a)            --         --          1,163        134,252
Lord Abbett Growth and Income Subaccount
   (Class VC) (Cost $0) (a)                                       --         --         40,459        899,187
Lord Abbett Mid-Cap Value Subaccount
   (Class VC) (Cost $0) (a)                                       --         --          7,095        803,214
MIST Batterymarch Mid-Cap Stock Subaccount
   (Class A) (Cost $1,456,368)                                72,896  1,316,501        240,361        486,273
MIST BlackRock High Yield Subaccount
   (Class A) (Cost $1,880,206) (b)                           224,840  1,852,686      2,362,847        475,805
MIST BlackRock Large-Cap Core Subaccount
   (Class E) (Cost $163,508) (b)                              14,924    165,206        177,776         14,580
MIST BlackRock Large-Cap Core Subaccount
   (Class A) (Cost $0) (a)                                        --         --         16,207        177,793
MIST Dreman Small-Cap Value Subaccount
   (Class A) (Cost $79,363)                                    5,530     75,046         74,485         16,229
MIST Harris Oakmark International Subaccount
   (Class A) (Cost $1,394,855)                                77,341  1,335,684        879,566        542,947
MIST Janus Forty Subaccount (Class A) (Cost $5,225,586)       70,597  5,916,694      1,466,237      1,766,436
MIST Lazard Mid-Cap Subaccount
   (Class B) (Cost $5,796) (b)                                   411      4,971         27,816         20,836
MIST Legg Mason Partners Managed Assets Subaccount
   (Class A) (Cost $3,527,525)                               208,581  3,579,257        504,508        937,943
MIST Lord Abbett Bond Debenture Subaccount
   (Class A) (Cost $453,720)                                  37,150    469,208        235,309         58,509
MIST Lord Abbett Growth and Income Subaccount
   (Class B) (Cost $1,438,510)                                51,338  1,472,874        934,414        420,178
MIST Lord Abbett Mid-Cap Value Subaccount
   (Class B) (Cost $702,026) (b)                              32,778    638,513        802,076         97,004
MIST Met/AIM Capital Appreciation Subaccount
   (Class A) (Cost $81,877)                                    6,586     79,560         52,292         26,428
MIST Met/AIM Small Cap Growth Subaccount
   (Class A) (Cost $204,112)                                  14,463    214,916        124,838          2,539
MIST MFS Emerging Markets Equity Subaccount
   (Class A) (Cost $466,605) (b)                              40,149    577,344        509,481         48,009
MIST MFS Research International Subaccount
   (Class B) (Cost $427,633) (b)                              31,103    445,392        613,268        188,395
MIST MFS Value Subaccount (Class A) (Cost $2,002,953)        143,719  2,161,541        638,140        223,037
MIST Neuberger Berman Real Estate Subaccount
   (Class A) (Cost $1,887,795)                               123,765  1,742,616        421,583        757,259
MIST PIMCO Inflation Protected Bond Subaccount
   (Class A) (Cost $243,352) (b)                              23,870    261,614        257,716         14,300
MIST Pioneer Fund Subaccount (Class A) (Cost $245,442)        18,189    277,013          2,743         49,917
MIST Pioneer Strategic Income Subaccount
   (Class A) (Cost $2,185,714)                               229,987  2,304,474        346,679        248,521
MIST Third Avenue Small Cap Value Subaccount
   (Class B) (Cost $2,071,518)                               120,242  1,885,399      2,431,756        526,034
MetLife Investment Diversified Bond Subaccount
   (Class I) (Cost $0) (c)                                        --         --      1,688,578     28,521,805
MetLife Investment International Stock Subaccount
   (Class I) (Cost $0) (c)                                        --         --      1,418,993     14,393,617
MetLife Investment Large Company Stock Subaccount
   (Class I) (Cost $0) (c)                                        --         --        320,062     19,341,870
MetLife Investment Small Company Stock Subaccount
   (Class I) (Cost $0) (c)                                        --         --      1,385,416      9,998,184

                                                                                         FOR THE YEAR ENDED
                                                           AS OF DECEMBER 31, 2007       DECEMBER 31, 2007
                                                           -----------------------  ----------------------------
                                                                        MARKET        COST OF        PROCEEDS
                                                              SHARES   VALUE ($)    PURCHASES ($)  FROM SALES ($)
                                                              ------   ---------    -------------  --------------
MSF BlackRock Aggressive Growth Subaccount
   (Class D) (Cost $557,102)                                   22,935    657,325        34,754         112,726
MSF BlackRock Bond Income Subaccount
   (Class A) (Cost $2,462,002)                                 23,675  2,644,770       293,419         243,330
MSF BlackRock Money Market Subaccount
   (Class A) (Cost $4,698,653)                                 46,986  4,698,652     3,239,573       2,887,608
MSF Capital Guardian U.S. Equity Subaccount
   (Class A) (Cost $1,567) (b)                                    119      1,484         1,580              13
MSF FI Large Cap Subaccount (Class A) (Cost $2,939,632)       199,187  2,920,080       249,485         579,491
MSF FI Value Leaders Subaccount
   (Class D) (Cost $7,273,444)                                 36,245  7,095,950       914,544       1,904,740
MSF Lehman Brothers Aggregate Bond Index Subaccount
   (Class A) (Cost $8,789,153) (d)                            813,051  8,919,173     9,049,430         261,683
MSF MetLife Aggressive Allocation Subaccount
   (Class B) (Cost $1,729,735)                                134,456  1,695,493     1,760,740          30,263
MSF MetLife Conservative Allocation Subaccount
   (Class B) (Cost $438,220)                                   40,064    445,514       540,479         136,635
MSF MetLife Conservative to Moderate Allocation Subaccount
   (Class B) (Cost $8,191,836)                                718,778  8,287,515     8,738,274       1,026,089
MSF MetLife Moderate Allocation Subaccount
   (Class B) (Cost $17,718,014)                             1,493,962 17,867,787    17,926,132       1,028,225
MSF MetLife Moderate to Aggressive Allocation Subaccount
   (Class B) (Cost $6,601,225)                                534,400  6,615,873     6,521,236         223,858
MSF MetLife Stock Index Subaccount
   (Class A) (Cost $6,008,329) (d)                            164,477  6,085,633     6,106,528          98,424
MSF MFS Total Return Subaccount
   (Class F) (Cost $9,335,681)                                 64,519  9,900,372       849,141       2,320,424
MSF Morgan Stanley EAFE Index Subaccount
   (Class A) (Cost $5,441,753) (d)                            312,570  5,373,073     5,576,365         133,325
MSF Oppenheimer Global Equity Subaccount
   (Class B) (Cost $2,060,218)                                129,509  2,258,641       198,762         432,287
MSF Russell 2000 Index Subaccount
   (Class A) (Cost $4,548,148) (d)                            318,945  4,522,638     4,590,058          41,750
MSF Western Asset Management High Yield Bond Subaccount
   (Class A) (Cost $0) (a)                                         --         --       286,545       2,165,886
MSF Western Asset Management U.S. Government Subaccount
   (Class A) (Cost $3,582,246)                                303,305  3,788,283       347,959         883,593
PIMCO VIT Real Return Subaccount
   (Administrative Class) (Cost $0) (a)                            --         --        11,099         197,260
PIMCO VIT Total Return Subaccount
   (Administrative Class) (Cost $3,063,222)                   298,310  3,129,195       443,169       1,015,370
Putnam VT Discovery Growth Subaccount
   (Class IB) (Cost $0)                                            --         --        15,603          16,477
Putnam VT International Equity Subaccount
   (Class IB) (Cost $0) (a)                                        --         --       149,161         550,215
Putnam VT Small Cap Value Subaccount
   (Class IB) (Cost $0) (a)                                        --         --       350,005       2,460,698
Van Kampen LIT Comstock Subaccount
   (Class II) (Cost $711,552)                                  53,114    732,979       104,909         207,424
Van Kampen LIT Strategic Growth Subaccount
   (Class II) (Cost $51,853)                                    2,196     73,097         7,353           5,701
Wells Fargo VT Advantage Small/Mid Cap Value Subaccount
   (Cost $186,378)                                             16,093    178,312        67,408         118,897

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

5. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2007:

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  -------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS    LOWEST TO     NET ASSETS      INCOME        LOWEST TO          LOWEST TO
                                              (000s)   HIGHEST ($)      ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                              ------  --------------  ----------  -------------  ----------------  ----------------
AIM V.I. Core Equity
   Subaccount (Series I) (a)            2007      --           1.160       --            --                1.25                4.79

American Funds Global Growth            2007     644   1.680 - 1.708    1,083          2.92         0.80 - 1.25       13.44 - 13.94
   Subaccount (Class 2)                 2006     484   1.481 - 1.499      717          0.79         0.80 - 1.25       18.96 - 19.44
                                        2005     219   1.245 - 1.255      273          0.45         0.80 - 1.25        8.75 - 13.17
                                        2004      12   1.105 - 1.109       13          0.37         0.80 - 1.25       10.90 - 11.39

American Funds Growth                   2007   1,306   1.507 - 1.532    1,972          0.83         0.80 - 1.25       10.89 - 11.42
   Subaccount (Class 2)                 2006   1,098   1.359 - 1.375    1,494          0.82         0.80 - 1.25         8.89 - 9.30
                                        2005     888   1.248 - 1.258    1,109          1.11         0.80 - 1.25       14.71 - 15.31
                                        2004      92   1.088 - 1.091      100          0.25         0.80 - 1.25        8.34 - 10.46

American Funds Growth-Income            2007   1,139   1.331 - 1.353    1,519          1.46         0.80 - 1.25         3.74 - 4.16
   Subaccount (Class 2)                 2006   1,178   1.283 - 1.299    1,514          1.73         0.80 - 1.25       13.74 - 14.35
                                        2005     895   1.128 - 1.136    1,010          2.09         0.80 - 1.25         4.54 - 4.99
                                        2004     144   1.079 - 1.082      156          1.62         0.80 - 1.25         2.08 - 8.20

Credit Suisse Trust Emerging            2007      --   2.389 - 2.475       --            --         0.80 - 1.25         4.92 - 5.01
   Markets Subaccount (a)               2006     126   2.277 - 2.357      288          0.55         0.80 - 1.25       30.86 - 31.46
                                        2005     127   1.740 - 1.793      221          0.69         0.80 - 1.25       26.36 - 26.98
                                        2004     116   1.377 - 1.412      161          0.29         0.80 - 1.25       23.39 - 23.86
                                        2003     121   1.116 - 1.140      135            --         0.80 - 1.25       41.09 - 41.79

Delaware VIP Small Cap Value            2007     769   2.284 - 2.376    1,767          0.54         0.80 - 1.25      (7.79) - (7.37)
   Subaccount (Standard Class)          2006     936   2.477 - 2.565    2,328          0.24         0.80 - 1.25       14.73 - 15.28
                                        2005     883   2.159 - 2.225    1,913          0.34         0.80 - 1.25         8.06 - 8.54
                                        2004     641   1.998 - 2.050    1,282          0.19         0.80 - 1.25       20.00 - 20.52
                                        2003     537   1.665 - 1.701      895          0.35         0.80 - 1.25       40.15 - 40.81

Dreyfus VIF Appreciation                2007     429   1.212 - 1.261      527          1.61         0.80 - 1.25         5.76 - 6.23
   Subaccount (Initial Shares)          2006     559   1.146 - 1.187      646          1.64         0.80 - 1.25       15.06 - 15.58
                                        2005     671   0.996 - 1.027      674          0.02         0.80 - 1.25         3.11 - 3.53
                                        2004     770   0.966 - 0.992      747          1.83         0.80 - 1.25         3.76 - 4.20
                                        2003     654   0.931 - 0.952      610          1.45         0.80 - 1.25       19.67 - 20.20

Dreyfus VIF Developing Leaders          2007   1,047   1.377 - 1.433    1,446          0.78         0.80 - 1.25    (12.18) - (11.76)
   Subaccount (Initial Shares)          2006   1,528   1.568 - 1.624    2,406          0.41         0.80 - 1.25         2.48 - 2.98
                                        2005   1,710   1.530 - 1.577    2,625            --         0.80 - 1.25         4.51 - 4.92
                                        2004   1,706   1.464 - 1.503    2,502          0.21         0.80 - 1.25        9.91 - 10.51
                                        2003   1,514   1.332 - 1.360    2,019          0.04         0.80 - 1.25       30.08 - 30.64

Fidelity VIP Contrafund                 2007   2,775   1.788 - 1.842    4,974          0.74         0.80 - 1.25       15.88 - 16.36
   Subaccount (Service Class 2)         2006   2,901   1.543 - 1.583    4,484          0.98         0.80 - 1.25       10.06 - 10.54
                                        2005   2,920   1.402 - 1.432    4,100          0.12         0.80 - 1.25       15.20 - 15.67
                                        2004   2,375   1.217 - 1.238    2,893          0.16         0.80 - 1.25       13.74 - 14.31
                                        2003   1,703   1.070 - 1.083    1,824          0.22         0.80 - 1.25       26.63 - 27.11

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  -------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS    LOWEST TO     NET ASSETS      INCOME        LOWEST TO          LOWEST TO
                                              (000s)   HIGHEST ($)      ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                              ------  --------------  ----------  -------------  ----------------  ----------------
Fidelity VIP Dynamic Capital
   Appreciation                         2007     146           1.342      195          0.11                1.25              5.42
   Subaccount (Service Class 2)         2006     193   1.273 - 1.306      245          0.23         0.80 - 1.25     12.36 - 12.88
                                        2005     179   1.133 - 1.157      203            --         0.80 - 1.25     19.26 - 19.77
                                        2004     219   0.950 - 0.966      209            --         0.80 - 1.25       0.00 - 0.42
                                        2003     261   0.950 - 0.962      248            --         0.80 - 1.25     23.38 - 23.97

Fidelity VIP Mid Cap                    2007   2,442   2.265 - 2.334    5,551          0.50         0.80 - 1.25     13.88 - 14.41
   Subaccount (Service Class 2)         2006   2,712   1.989 - 2.040    5,407          0.17         0.80 - 1.25     10.99 - 11.48
                                        2005   2,549   1.792 - 1.830    4,577            --         0.80 - 1.25     16.59 - 17.08
                                        2004   1,497   1.537 - 1.563    2,304            --         0.80 - 1.25     23.06 - 23.66
                                        2003     884   1.249 - 1.264    1,105          0.17         0.80 - 1.25     36.65 - 37.24

FTVIPT Templeton Developing Markets     2007     567   2.490 - 2.532    1,416          2.12         0.80 - 1.25     27.17 - 27.75
   Securities Subaccount (Class 2)      2006     493   1.958 - 1.982      968          1.15         0.80 - 1.25     26.49 - 27.05
                                        2005     382   1.548 - 1.560      592          0.71         0.80 - 1.25     23.32 - 26.42
                                        2004      48   1.230 - 1.234       59          0.07         0.80 - 1.25     23.40 - 26.67

FTVIPT Templeton Foreign Securities     2007     815   1.716 - 1.744    1,401          1.92         0.80 - 1.25     14.02 - 14.51
   Subaccount (Class 2)                 2006     703   1.505 - 1.523    1,059          1.30         0.80 - 1.25     20.02 - 20.49
                                        2005     508   1.254 - 1.264      638          0.90         0.80 - 1.25       8.76 - 9.34
                                        2004      79   1.153 - 1.156       91          0.13         0.80 - 1.25     11.37 - 15.60

Janus Aspen Mid Cap Growth              2007     235   1.288 - 1.327      306          0.07         0.80 - 1.25     20.26 - 20.75
   Subaccount (Service Shares)          2006     328   1.071 - 1.099      353            --         0.80 - 1.25     11.91 - 12.37
                                        2005     322   0.957 - 0.978      310            --         0.80 - 1.25     10.64 - 11.14
                                        2004     185   0.865 - 0.880      161            --         0.80 - 1.25     18.98 - 19.57
                                        2003     136   0.727 - 0.736       99            --         0.80 - 1.25     33.58 - 35.89

Janus Aspen Worldwide Growth            2007     826   0.741 - 0.767      612          0.56         0.80 - 1.25       8.02 - 8.49
   Subaccount (Service Shares)          2006     777   0.686 - 0.707      533          1.70         0.80 - 1.25     16.47 - 17.05
                                        2005     641   0.589 - 0.604      378          1.17         0.80 - 1.25       4.25 - 4.68
                                        2004     810   0.565 - 0.577      458          0.92         0.80 - 1.25       3.29 - 3.78
                                        2003     818   0.547 - 0.556      448          0.87         0.80 - 1.25     22.10 - 22.74

LMPIS Premier Selections All Cap        2007      --           1.034       --          0.08                1.25              6.49
   Growth Subaccount (a)                2006      52   0.971 - 0.996       50            --         0.80 - 1.25       6.00 - 6.52
                                        2005      52   0.916 - 0.935       47          0.11         0.80 - 1.25       5.05 - 5.41
                                        2004      59   0.872 - 0.887       51            --         0.80 - 1.25       1.63 - 2.07
                                        2003      52   0.858 - 0.869       44            --         0.80 - 1.25      4.63 - 33.28

LMPVET Aggressive Growth                2007   2,806   1.078 - 1.111    3,029            --         0.80 - 1.25       0.28 - 0.73
   Subaccount (Class I)                 2006   3,892   1.075 - 1.103    4,193            --         0.80 - 1.25       7.39 - 7.93
                                        2005   4,333   1.001 - 1.022    4,343            --         0.80 - 1.25     10.24 - 10.73
                                        2004   4,122   0.908 - 0.923    3,746            --         0.80 - 1.25       8.61 - 9.10
                                        2003   2,823   0.836 - 0.846    2,362            --         0.80 - 1.25     32.91 - 33.44

LMPVET Appreciation                     2007     961   1.266 - 1.305    1,217          0.92         0.80 - 1.25       7.11 - 7.58
   Subaccount (Class I)                 2006   1,325   1.182 - 1.213    1,567          1.05         0.80 - 1.25     13.33 - 13.90
                                        2005   1,512   1.043 - 1.065    1,578          0.79         0.80 - 1.25       2.96 - 3.50
                                        2004   1,764   1.013 - 1.029    1,787          1.15         0.80 - 1.25       7.54 - 7.86
                                        2003   1,684   0.942 - 0.954    1,587          0.76         0.80 - 1.25     22.98 - 23.58

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  -------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS    LOWEST TO     NET ASSETS      INCOME        LOWEST TO          LOWEST TO
                                              (000s)   HIGHEST ($)      ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                              ------  --------------  ----------  -------------  ----------------  ----------------
LMPVET Dividend Strategy                2007      67   0.982 - 1.012       66          0.88         0.80 - 1.25        5.14 - 5.53
   Subaccount                           2006     192   0.934 - 0.959      180          2.65         0.80 - 1.25      16.46 - 17.09
                                        2005     158   0.802 - 0.819      127          2.11         0.80 - 1.25     (1.47) - (1.09)
                                        2004     115   0.814 - 0.828       94          0.97         0.80 - 1.25        2.13 - 2.60
                                        2003     109   0.797 - 0.807       87          0.54         0.80 - 1.25       5.91 - 22.46

LMPVET Equity Index                     2007   5,161   1.117 - 1.162    5,781          1.44         0.80 - 1.25        3.62 - 4.03
   Subaccount (Class II)                2006   6,709   1.078 - 1.117    7,250          1.32         0.80 - 1.25      13.71 - 14.21
                                        2005   7,345   0.948 - 0.978    6,979          1.32         0.80 - 1.25        2.93 - 3.49
                                        2004   6,262   0.921 - 0.945    5,771          1.52         0.80 - 1.25        8.87 - 9.38
                                        2003   4,945   0.846 - 0.864    4,187          1.19         0.80 - 1.25      26.08 - 26.69

LMPVET Fundamental Value                2007   1,853   1.251 - 1.289    2,319          1.15         0.80 - 1.25        0.00 - 0.47
   Subaccount (Class I)                 2006   1,759   1.251 - 1.283    2,202          1.58         0.80 - 1.25      15.41 - 15.90
                                        2005   2,045   1.084 - 1.107    2,220          0.87         0.80 - 1.25        3.44 - 3.94
                                        2004   2,500   1.048 - 1.065    2,622          0.69         0.80 - 1.25        6.83 - 7.36
                                        2003   2,016   0.981 - 0.992    1,978          0.81         0.80 - 1.25      37.01 - 37.40

LMPVET International All Cap            2007     406   1.239 - 1.288      502          0.92         0.80 - 1.25        5.09 - 5.49
   Opportunity Subaccount               2006     441   1.179 - 1.221      520          2.05         0.80 - 1.25      24.24 - 24.85
                                        2005     508   0.949 - 0.978      483          1.17         0.80 - 1.25      10.35 - 10.76
                                        2004     649   0.860 - 0.883      559          0.84         0.80 - 1.25      16.37 - 16.95
                                        2003     545   0.739 - 0.755      403          2.31         0.80 - 1.25      25.89 - 26.47

LMPVET Investors                        2007      89   1.595 - 1.659      142          1.08         0.80 - 1.25        2.64 - 3.11
   Subaccount (Class I)                 2006     192   1.554 - 1.609      299          1.57         0.80 - 1.25      16.75 - 17.27
                                        2005     217   1.331 - 1.372      289          1.16         0.80 - 1.25        5.22 - 5.70
                                        2004     245   1.265 - 1.298      311          1.61         0.80 - 1.25        9.05 - 9.54
                                        2003     218   1.160 - 1.185      253          1.64         0.80 - 1.25      30.63 - 31.23

LMPVET Large Cap Growth                 2007     783   1.073 - 1.116      842          0.04         0.80 - 1.25        3.97 - 4.49
   Subaccount (Class I)                 2006     954   1.032 - 1.068      986          0.15         0.80 - 1.25        3.30 - 3.69
                                        2005   1,128   0.999 - 1.030    1,128          0.13         0.80 - 1.25        3.95 - 4.36
                                        2004   1,277   0.961 - 0.987    1,229          0.40         0.80 - 1.25     (0.93) - (0.40)
                                        2003     860   0.970 - 0.991      835          0.03         0.80 - 1.25       1.33 - 45.65

LMPVET Small Cap Growth                 2007     254   1.312 - 1.352      335            --         0.80 - 1.25        8.70 - 9.12
   Subaccount (Class I)                 2006     234   1.207 - 1.239      283            --         0.80 - 1.25      11.35 - 11.92
                                        2005     372   1.084 - 1.107      403            --         0.80 - 1.25       3.63 - 14.24
                                        2004     406   1.046 - 1.064      425            --         0.80 - 1.25      13.70 - 14.16
                                        2003     355   0.920 - 0.932      326            --         0.80 - 1.25      46.96 - 47.70

LMPVET Social Awareness                 2007     337   1.082 - 1.125      365          1.17         0.80 - 1.25        9.51 - 9.97
   Subaccount                           2006     505   0.988 - 1.023      499          0.54         0.80 - 1.25        6.35 - 6.90
                                        2005     520   0.929 - 0.957      484          0.75         0.80 - 1.25        3.11 - 3.46
                                        2004     525   0.901 - 0.925      473          0.77         0.80 - 1.25        4.89 - 5.47
                                        2003     504   0.859 - 0.877      433          0.60         0.80 - 1.25      27.26 - 27.84

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  -------------------------------------------------
                                                      UNIT VALU (1)               INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS    LOWEST TO     NET ASSETS      INCOME        LOWEST TO          LOWEST TO
                                              (000s)   HIGHEST ($)      ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                              ------  --------------  ----------  -------------  ----------------  ----------------
LMPVPI All Cap                          2007      --   1.958 - 2.031       --          0.26         0.80 - 1.25        5.04 - 5.18
   Subaccount (Class I) (a)             2006     528   1.864 - 1.931      985          1.36         0.80 - 1.25      16.65 - 17.17
                                        2005     584   1.598 - 1.648      933          0.75         0.80 - 1.25        2.77 - 3.26
                                        2004     775   1.555 - 1.596    1,205          0.58         0.80 - 1.25        6.95 - 7.40
                                        2003     662   1.454 - 1.486      962          0.35         0.80 - 1.25       4.94 - 37.30

LMPVPV Small Cap Growth                 2007      --   1.372 - 1.410       --          0.02         0.80 - 1.25        6.85 - 6.98
   Opportunities Subaccount (a)         2006      86   1.284 - 1.318      111            --         0.80 - 1.25      11.46 - 12.07
                                        2005      63   1.152 - 1.176       72            --         0.80 - 1.25        3.60 - 4.07
                                        2004      66   1.112 - 1.130       74          0.12         0.80 - 1.25      11.11 - 14.60
                                        2003      39   0.974 - 0.986       38            --         0.80 - 1.25      40.14 - 40.86

LMPVET Capital and Income
   Subaccount (Class I) (b)             2007      56           1.381       78          1.26                1.25               0.29

LMPVIT Adjustable Rate                  2007       9           1.039        9          5.29                1.25               0.10
   Income Subaccount                    2006      33           1.038       34          1.78         0.80 - 1.25        2.77 - 3.33
                                        2005     119   1.010 - 1.020      120          3.29         0.80 - 1.25        1.10 - 1.49
                                        2004      87   0.999 - 1.005       87          1.97         0.80 - 1.25        0.30 - 0.40
                                        2003       1           1.001        1          0.34                0.80               0.10

LMPVIT High Income                      2007     200   1.251 - 1.301      252          8.94         0.80 - 1.25     (0.95) - (0.46)
   Subaccount                           2006     200   1.263 - 1.307      255          7.35         0.80 - 1.25       9.54 - 10.11
                                        2005     245   1.153 - 1.187      284          8.35         0.80 - 1.25        1.41 - 1.80
                                        2004     238   1.137 - 1.166      272          9.74         0.80 - 1.25        9.01 - 9.48
                                        2003     170   1.043 - 1.065      178          7.51         0.80 - 1.25      25.97 - 26.48

LMPVPI Total Return                     2007      --           1.377       --          0.55                1.25               2.99
   Subaccount (Class I) (a)             2006      98           1.337      130          1.82                1.25              11.23
                                        2005     124           1.202      150          1.97                1.25               2.04
                                        2004     117           1.178      138          2.35                1.25               7.38
                                        2003      55           1.097       60          1.94                1.25              14.51

Lord Abbett Growth and Income           2007      --   1.361 - 1.379       --            --         0.80 - 1.25        4.05 - 4.23
   Subaccount (Class VC) (a)            2006     629   1.308 - 1.323      823          1.33         0.80 - 1.25      15.85 - 16.26
                                        2005     546   1.129 - 1.138      616          1.77         0.80 - 1.25        1.99 - 5.08
                                        2004      82   1.107 - 1.111       91          4.68         0.80 - 1.25       6.96 - 11.10

Lord Abbett Mid-Cap Value               2007      --   1.518 - 1.539       --            --         0.80 - 1.25      10.32 - 10.56
   Subaccount (Class VC) (a)            2006     523   1.376 - 1.392      719          0.46         0.80 - 1.25       7.57 - 11.27
                                        2005     621   1.241 - 1.251      771          0.79         0.80 - 1.25        6.89 - 7.38
                                        2004      38   1.161 - 1.165       45          0.50         0.80 - 1.25      14.95 - 16.50

MIST Batterymarch Mid-Cap Stock         2007     684   1.923 - 1.999    1,316          0.32         0.80 - 1.25        4.74 - 5.27
   Subaccount (Class A)                 2006     910   1.836 - 1.899    1,671            --         0.80 - 1.25     (4.57) - (4.28)

MIST BlackRock High Yield
   Subaccount (Class A) (b)             2007   1,118   1.650 - 1.715    1,853            --         0.69 - 1.14     (2.42) - (2.11)

MIST BlackRock Large-Cap Core
   Subaccount (Class E) (b)             2007     144           1.147      165            --                1.25               0.09

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  -------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS    LOWEST TO     NET ASSETS      INCOME        LOWEST TO          LOWEST TO
                                              (000s)   HIGHEST ($)      ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                              ------  --------------  ----------  -------------  ----------------  ----------------
MIST BlackRock Large-Cap Core           2007      --           1.146       --          0.71                1.25                5.04
   Subaccount (Class A) (a)             2006     150           1.091      164            --                1.25                6.13

MIST Dreman Small-Cap Value             2007      72           1.045       75            --                1.25               (2.15)
   Subaccount (Class A)                 2006      20           1.068       21          0.45                1.25                3.79

MIST Harris Oakmark International       2007   1,047   1.274 - 1.324    1,336          0.89         0.79 - 1.24      (2.08) - (1.63)
   Subaccount (Class A)                 2006     891   1.301 - 1.346    1,159            --         0.76 - 1.21       10.44 - 10.78

MIST Janus Forty                        2007   6,604   0.895 - 0.926    5,916          0.18         0.80 - 1.25       28.96 - 29.33
   Subaccount (Class A)                 2006   8,188   0.694 - 0.716    5,698            --         0.80 - 1.25         2.66 - 3.17

MIST Lazard Mid-Cap
   Subaccount (Class B) (b)             2007       5           1.078        5            --                1.25              (14.58)

MIST Legg Mason Partners Managed        2007   2,581   1.385 - 1.441    3,579          2.64         0.80 - 1.25         5.00 - 5.49
   Assets Subaccount (Class A)          2006   3,200   1.319 - 1.366    4,225            --         0.80 - 1.25         5.94 - 6.22

MIST Lord Abbett Bond Debenture         2007     386   1.215 - 1.235      469           482         0.80 - 1.25         1.31 - 5.47
   Subaccount (Class A)                 2006     250           1.152      287            --                1.25                5.11

MIST Lord Abbett Growth and Income      2007   1,327   1.109 - 1.118    1,473          0.56         0.55 - 1.00         2.69 - 3.23
   Subaccount (Class B)                 2006     903   1.080 - 1.083      975            --         0.55 - 1.00         7.89 - 8.19

MIST Lord Abbett Mid-Cap Value
   Subaccount (Class B) (b)             2007     467   1.368 - 1.390      638            --         0.80 - 1.25      (9.88) - (9.68)

MIST Met/AIM Capital Appreciation       2007      73   1.093 - 1.126       80          0.08         0.80 - 1.25       10.52 - 10.94
   Subaccount (Class A)                 2006      51   0.989 - 1.015       51          0.18         0.80 - 1.25      (1.00) - (0.68)

MIST Met/AIM Small Cap Growth           2007     190   1.129 - 1.138      215            --         0.80 - 1.25        1.61 - 10.04
   Subaccount (Class A)                 2006      81           1.026       83            --                1.25               10.80

MIST MFS Emerging Markets Equity
   Subaccount (Class A) (b)             2007     192   2.998 - 3.116      577            --         0.80 - 1.25       25.49 - 25.90

MIST MFS Research International
   Subaccount (Class B) (b)             2007     276           1.612      445            --                1.25                4.68

MIST MFS Value                          2007   1,433   1.504 - 1.529    2,161            --         0.80 - 1.25         6.29 - 6.77
   Subaccount (Class A)                 2006   1,159   1.415 - 1.432    1,643          1.48         0.80 - 1.25       10.72 - 11.09

MIST Neuberger Berman Real Estate       2007   1,692   1.029 - 1.037    1,742          1.11         0.80 - 1.25    (15.86) - (15.48)
   Subaccount (Class A)                 2006   2,191   1.223 - 1.227    2,681            --         0.80 - 1.25       21.93 - 22.33

MIST PIMCO Inflation Protected Bond
   Subaccount (Class A) (b)             2007     239           1.093      262            --                1.25                6.53

MIST Pioneer Fund                       2007     269   1.026 - 1.066      277          0.92         0.80 - 1.25         3.74 - 4.10
   Subaccount (Class A)                 2006     313   0.989 - 1.024      311            --         0.80 - 1.25         7.73 - 8.13

MIST Pioneer Strategic Income           2007   1,468   1.562 - 1.623    2,304          0.69         0.80 - 1.25         5.33 - 5.80
   Subaccount (Class A)                 2006   1,395   1.483 - 1.534    2,079          4.78         0.80 - 1.25         3.85 - 4.14

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  -------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS    LOWEST TO     NET ASSETS      INCOME        LOWEST TO          LOWEST TO
                                              (000s)   HIGHEST ($)      ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                              ------  --------------  ----------  -------------  ----------------  ----------------
MIST Third Avenue Small Cap Value       2007   1,482   1.271 - 1.292     1,885         0.12         0.80 - 1.25     (4.22) - (3.80)
   Subaccount (Class B)                 2006     137   1.327 - 1.343       183           --         0.80 - 1.25        2.16 - 2.21

MetLife Investment Diversified Bond     2007      --   1.421 - 1.477        --         4.74         0.80 - 1.25        3.27 - 3.65
   Subaccount (Class I) (c)             2006  19,547   1.376 - 1.425    26,978         3.96         0.80 - 1.25        2.99 - 3.49
                                        2005  22,162   1.336 - 1.377    29,666         3.54         0.80 - 1.25        0.83 - 1.25
                                        2004  16,067   1.325 - 1.360    21,320         3.55         0.80 - 1.25        3.35 - 3.82
                                        2003  10,658   1.282 - 1.310    13,680         4.30         0.80 - 1.25        4.23 - 4.72

MetLife Investment International Stock  2007      --   1.516 - 1.576        --         2.24         0.80 - 1.25        7.37 - 7.80
   Subaccount (Class I) (c)             2006   9,303   1.412 - 1.462    13,161         1.77         0.80 - 1.25      24.96 - 25.49
                                        2005  11,676   1.130 - 1.165    13,212         1.40         0.80 - 1.25      13.23 - 13.77
                                        2004   9,029   0.998 - 1.024     9,021         1.43         0.80 - 1.25      13.41 - 13.90
                                        2003   6,821   0.880 - 0.899     6,008         0.84         0.80 - 1.25      28.47 - 28.98

MetLife Investment Large Company Stock  2007      --   0.889 - 0.924        --         1.06         0.80 - 1.25        4.47 - 4.88
   Subaccount (Class I) (c)             2006  21,351   0.851 - 0.881    18,196         0.93         0.80 - 1.25      11.24 - 11.66
                                        2005  24,965   0.765 - 0.789    19,127         1.19         0.80 - 1.25        5.37 - 5.76
                                        2004  18,306   0.726 - 0.746    13,310         0.89         0.80 - 1.25        8.68 - 9.22
                                        2003  12,605   0.668 - 0.683     8,433         0.74         0.80 - 1.25      26.52 - 27.19

MetLife Investment Small Company Stock  2007      --   2.286 - 2.376        --         0.25         0.80 - 1.25      (0.09) - 0.30
   Subaccount (Class I) (c)             2006   4,234   2.288 - 2.369     9,700         0.12         0.80 - 1.25      12.27 - 12.76
                                        2005   4,977   2.038 - 2.101    10,152         0.12         0.80 - 1.25        5.93 - 6.43
                                        2004   3,829   1.924 - 1.974     7,371         0.12         0.80 - 1.25      13.51 - 13.97
                                        2003   2,824   1.695 - 1.732     4,788         0.14         0.80 - 1.25      41.37 - 41.97

MSF BlackRock Aggressive Growth         2007     521   1.258 - 1.308       657           --         0.80 - 1.25      18.90 - 19.45
   Subaccount (Class D)                 2006     583   1.058 - 1.095       619           --         0.80 - 1.25     (2.13) - (1.88)

MSF BlackRock Bond Income               2007   1,932   1.368 - 1.423     2,645         3.15         0.80 - 1.25        4.99 - 5.49
   Subaccount (Class A)                 2006   1,932   1.303 - 1.349     2,517           --         0.80 - 1.25        4.16 - 4.41

MSF BlackRock Money Market              2007   3,907   1.199 - 1.247     4,698         4.95         0.80 - 1.25        3.72 - 4.26
   Subaccount (Class A)                 2006   3,750   1.156 - 1.196     4,346         3.29         0.80 - 1.25        2.48 - 2.75

MSF Capital Guardian U.S. Equity
   Subaccount (Class A) (b)             2007       1           1.090         1           --                1.25              (6.03)

MSF FI Large Cap                        2007   3,039   0.959 - 0.998     2,920         0.16         0.80 - 1.25        2.68 - 3.10
   Subaccount (Class A)                 2006   3,574   0.934 - 0.968     3,343           --         0.80 - 1.25        1.52 - 2.00

MSF FI Value Leaders                    2007   5,104   1.386 - 1.442     7,095         0.86         0.80 - 1.25        2.82 - 3.30
   Subaccount (Class D)                 2006   6,313   1.348 - 1.396     8,533           --         0.80 - 1.25        2.82 - 3.10

MSF Lehman Brothers Aggregate Bond
   Index Subaccount (Class A) (d)       2007   6,158   1.439 - 1.497     8,918           --         0.80 - 1.25        1.27 - 1.35

MSF MetLife Aggressive Allocation       2007   1,542   1.099 - 1.108     1,695           --         0.80 - 1.25      (5.22) - 1.95
   Subaccount (Class B)                 2006      --           1.078        --           --                1.25               4.05

MSF MetLife Conservative Allocation     2007     409   1.089 - 1.097       445           --         0.80 - 1.25        0.92 - 4.31
   Subaccount (Class B)                 2006      29           1.044        30           --                1.25               1.26

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  -------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS    LOWEST TO     NET ASSETS      INCOME        LOWEST TO          LOWEST TO
                                              (000s)   HIGHEST ($)      ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                              ------  --------------  ----------  -------------  ----------------  ----------------
MSF MetLife Conservative to Moderate    2007   7,620   1.087 - 1.095     8,287           --         0.80 - 1.25        3.52 - 3.99
   Allocation Subaccount (Class B)      2006     471   1.050 - 1.053       494           --         0.80 - 1.25        5.51 - 6.82

MSF MetLife Moderate Allocation         2007  16,431   1.087 - 1.095    17,866           --         0.80 - 1.25        3.03 - 3.99
   Subaccount (Class B)                 2006     810           1.055       855           --                1.25               9.44

MSF MetLife Moderate to Aggressive
   Allocation Subaccount (Class B)      2007   5,827   1.135 - 1.145     6,615         0.01         0.80 - 1.25      (2.72) - 2.53

MSF MetLife Stock Index
   Subaccount (Class A) (d)             2007   6,747   0.899 - 0.935     6,085           --         0.80 - 1.25        1.12 - 1.19

MSF MFS Total Return                    2007   6,365   1.548 - 1.610     9,899         2.03         0.80 - 1.25        2.86 - 3.34
   Subaccount (Class F)                 2006   7,605   1.505 - 1.558    11,490           --         0.80 - 1.25        7.19 - 7.52

MSF Morgan Stanley EAFE Index
   Subaccount (Class A) (d)             2007   3,584   1.494 - 1.554     5,373           --         0.80 - 1.25     (1.45) - (1.40)

MSF Oppenheimer Global Equity           2007   2,041   1.105 - 1.113     2,258         0.92         0.80 - 1.25        4.94 - 5.40
   Subaccount (Class B)                 2006   2,272   1.053 - 1.056     2,394           --         0.79 - 1.24        5.72 - 6.02

MSF Russell 2000 Index
   Subaccount (Class A) (d)             2007   1,988   2.269 - 2.360     4,522           --         0.80 - 1.25     (0.74) - (0.67)

MSF Western Asset Management High       2007      --   1.691 - 1.752        --        10.13         0.80 - 1.25        3.93 - 4.04
   Yield Bond Subaccount (Class A) (a)  2006   1,236   1.627 - 1.684     2,017           --         0.80 - 1.25        6.48 - 6.85

MSF Western Asset Management U.S.       2007   2,606   1.448 - 1.506     3,788         2.69         0.65 - 1.10        3.21 - 3.65
   Government Subaccount (Class A)      2006   3,028   1.403 - 1.453     4,260           --         0.65 - 1.10        3.77 - 4.08

PIMCO VIT Real Return                   2007      --           1.025        --         1.55                1.25               2.09
   Subaccount                           2006     184           1.004       184         4.21                1.25              (0.59)
   (Administrative Class) (a)           2005     142           1.010       143         0.74                1.25               0.30

PIMCO VIT Total Return                  2007   2,299   1.359 - 1.401     3,129         4.80         0.80 - 1.25        7.35 - 7.94
   Subaccount                           2006   2,829   1.266 - 1.298     3,585         4.42         0.80 - 1.25        2.59 - 3.02
   (Administrative Class)               2005   2,810   1.234 - 1.260     3,472         3.44         0.80 - 1.25        1.15 - 1.61
                                        2004   2,423   1.220 - 1.240     2,959         1.88         0.80 - 1.25        3.57 - 4.03
                                        2003   2,791   1.178 - 1.192     3,287         2.79         0.80 - 1.25        3.79 - 4.20

Putnam VT Discovery Growth              2007      --           0.982        --           --                1.25               8.99
   Subaccount (Class IB)                2006       2           0.901         2           --         0.80 - 1.25       9.61 - 10.25
                                        2005       2   0.822 - 0.839         2           --         0.80 - 1.25        5.93 - 6.34
                                        2004       3   0.776 - 0.789         2           --         0.80 - 1.25        6.30 - 6.77
                                        2003       3   0.730 - 0.739         2           --         0.80 - 1.25      12.14 - 31.03

Putnam VT International Equity          2007      --           1.540        --         2.94                1.25               8.37
Subaccount (Class IB) (a)               2006     306           1.421       435         0.54         0.80 - 1.25      26.20 - 26.70
                                        2005     174   1.126 - 1.150       195         1.38         0.80 - 1.25      10.83 - 11.33
                                        2004     173   1.016 - 1.033       176         1.52         0.80 - 1.25      14.67 - 15.16
                                        2003     162   0.886 - 0.897       143         0.56         0.80 - 1.25      26.93 - 31.14

                                                       AS OF DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              ----------------------------------  -------------------------------------------------
                                                      UNIT VALUE(1)               INVESTMENT(2)  EXPENSE RATIO(3)   TOTAL RETURN(4)
                                               UNITS    LOWEST TO     NET ASSETS      INCOME        LOWEST TO          LOWEST TO
                                              (000s)   HIGHEST ($)      ($000s)     RATIO (%)      HIGHEST (%)        HIGHEST (%)
                                              ------  --------------  ----------  -------------  ----------------  ----------------
Putnam VT Small Cap Value               2007      --   2.121 - 2.179       --          0.55         0.80 - 1.25        6.91 - 7.08
   Subaccount                           2006   1,115   1.984 - 2.035    2,214          0.33         0.80 - 1.25      15.82 - 16.35
   (Class IB) (a)                       2005   1,156   1.713 - 1.749    1,983          0.16         0.80 - 1.25        5.74 - 6.19
                                        2004     610   1.620 - 1.647      990          0.27         0.80 - 1.25      24.62 - 25.25
                                        2003     348   1.300 - 1.315      453          0.34         0.80 - 1.25      47.90 - 48.42

Van Kampen LIT Comstock                 2007     443   1.651 - 1.687      733          1.62         0.80 - 1.25     (3.56) - (3.10)
   Subaccount (Class II)                2006     516   1.712 - 1.741      885          1.23         0.80 - 1.25      14.59 - 15.15
                                        2005     532   1.494 - 1.512      796          0.38         0.80 - 1.25        2.82 - 4.20
                                        2004      59   1.453 - 1.464       86          0.06         0.80 - 1.25      11.77 - 16.47
                                        2003       1           1.257        1            --                0.80              25.70

Van Kampen LIT Strategic Growth         2007      82   0.890 - 0.917       73            --         0.80 - 1.25      15.28 - 15.78
   Subaccount (Class II)                2006      79           0.772       61            --         0.80 - 1.25        1.31 - 1.80
                                        2005      93   0.762 - 0.778       71          0.01         0.80 - 1.25        6.28 - 6.72
                                        2004     114   0.717 - 0.729       82            --         0.80 - 1.25        5.44 - 5.96
                                        2003      71   0.680 - 0.688       48            --         0.80 - 1.25      26.01 - 27.58

Wells Fargo VT Advantage Small/Mid Cap  2007     121           1.478      178          0.02                1.25              (1.92)
   Value Subaccount                     2006     182   1.507 - 1.559      274            --         0.80 - 1.25      14.25 - 14.80
                                        2005     144   1.319 - 1.358      190          0.36         0.80 - 1.25      15.10 - 15.57
                                        2004     140   1.146 - 1.175      161            --         0.80 - 1.25      15.29 - 15.88
                                        2003     159   0.994 - 1.014      158          0.10         0.80 - 1.25      36.73 - 37.21

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. The ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

6. SCHEDULES OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2007 AND 2006

                                                   AMERICAN FUNDS      AMERICAN FUNDS
                           AIM V.I. CORE EQUITY     GLOBAL GROWTH          GROWTH
                                SUBACCOUNT           SUBACCOUNT          SUBACCOUNT
                                (SERIES I)            (CLASS 2)           (CLASS 2)
                           --------------------  -----------------  --------------------
                             2007 (a)     2006     2007      2006      2007       2006
                             ---------  -------  --------  -------  ---------  ---------
Accumulation and
   annuity units
   beginning of year               --     --      484,210  219,311  1,098,122    887,551
Accumulation units issued
   and transferred from
   other funding options        1,361     --      328,538  311,268    309,526    390,999
Accumulation units
   redeemed and
   transferred to
   other funding options       (1,361)    --     (168,361) (46,369)  (101,607)  (180,428)
Annuity units                      --     --           --       --         --         --
                               ------    ---     --------  -------  ---------  ---------
Accumulation and annuity
   units end of year               --     --      644,387  484,210  1,306,041  1,098,122
                               ======    ===     ========  =======  =========  =========

                                                          DREYFUS VIF
                           DREYFUS VIF APPRECIATION   DEVELOPING LEADERS   FIDELITY VIP CONTRAFUND
                                  SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                               (INITIAL SHARES)        (INITIAL SHARES)       (SERVICE CLASS 2)
                           ------------------------  --------------------  -----------------------
                               2007        2006        2007        2006        2007       2006
                             ---------   ----------  ---------  ---------   ---------   ----------
Accumulation and
   annuity units
   beginning of year          559,012     670,965    1,528,127  1,710,206   2,901,333   2,920,396
Accumulation units issued
   and transferred from
   other funding options           --       1,955        2,216     59,538     451,217     477,133
Accumulation units
   redeemed and
   transferred to
   other funding options     (128,552)   (115,743)    (483,272)  (241,617)   (577,711)   (496,196)
Annuity units                  (1,154)      1,835           --         --          --          --
                             --------    --------    ---------  ---------   ---------   ---------
Accumulation and annuity
   units end of year          429,306     559,012    1,047,071  1,528,127   2,774,839   2,901,333
                             ========    ========    =========  =========   =========   =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                             AMERICAN FUNDS                             DELAWARE VIP
                              GROWTH-INCOME     CREDIT SUISSE TRUST    SMALL CAP VALUE
                               SUBACCOUNT        EMERGING MARKETS        SUBACCOUNT
                                (CLASS 2)           SUBACCOUNT        (STANDARD CLASS)
                           -------------------  -------------------  -----------------
                             2007       2006    2007 (a)     2006      2007     2006
                           ---------  --------  ---------  --------  --------  -------
Accumulation and
   annuity units
   beginning of year       1,178,462   894,617   126,093   126,686    936,359  883,447
Accumulation units issued
   and transferred from
   other funding options     244,901   440,003    57,306    50,773     93,434  119,950
Accumulation units
   redeemed and
   transferred to
   other funding options    (284,423) (156,158) (183,399)  (51,366)  (260,863) (67,038)
Annuity units                     --        --        --        --         --       --
                           --------- ---------  --------   -------   --------  -------
Accumulation and annuity
   units end of year       1,138,940 1,178,462        --   126,093    768,930  936,359
                           ========= =========  ========   =======   ========  =======

                           FIDELITY VIP DYNAMIC                        FTVIPT TEMPLETON DEVELOPING
                           CAPITAL APPRECIATION  FIDELITY VIP MID CAP      MARKETS SECURITIES
                                SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                             (SERVICE CLASS 2)     (SERVICE CLASS 2)            (CLASS 2)
                           --------------------  --------------------  ---------------------------
                              2007       2006       2007      2006          2007          2006
                             -------  ---------  ---------  ---------     --------      --------
Accumulation and
   annuity units
   beginning of year         192,692  179,338    2,711,916  2,549,230     493,319       382,248
Accumulation units issued
   and transferred from
   other funding options      21,461   54,719      332,833    607,697     164,533       193,368
Accumulation units
   redeemed and
   transferred to
   other funding options     (68,616) (41,365)    (602,674)  (445,011)    (90,928)      (82,297)
Annuity units                     --       --           --         --          --            --
                             -------  -------    ---------  ---------     -------       -------
Accumulation and annuity
   units end of year         145,537  192,692    2,442,075  2,711,916     566,924       493,319
                             =======  =======    =========  =========     =======       =======

                            FTVIPT TEMPLETON      JANUS ASPEN         JANUS ASPEN
                           FOREIGN SECURITIES   MID CAP GROWTH     WORLDWIDE GROWTH
                               SUBACCOUNT         SUBACCOUNT          SUBACCOUNT
                                (CLASS 2)      (SERVICE SHARES)    (SERVICE SHARES)
                           ------------------  -----------------  ------------------
                             2007      2006      2007      2006     2007      2006
                           --------  --------  --------  -------  --------  --------
Accumulation and
   annuity units
   beginning of year        702,510   507,849   327,536  322,131   777,128   641,134
Accumulation units issued
   and transferred from
   other funding options    175,541   321,443    86,785   30,964   197,928   247,633
Accumulation units
   redeemed and
   transferred to
   other funding options    (63,542) (126,782) (179,336) (25,559) (149,387) (111,639)
Annuity units                    --        --        --       --        --        --
                            -------  --------  --------  -------  --------  --------
Accumulation and annuity
   units end of year        814,509   702,510   234,985  327,536   825,669   777,128
                            =======  ========  ========  =======  ========  ========

                                   LMPVET               LMPVET                LMPVET
                                  DIVIDEND           EQUITY INDEX        FUNDAMENTAL VALUE
                                  STRATEGY            SUBACCOUNT            SUBACCOUNT
                                 SUBACCOUNT           (CLASS II)             (CLASS I)
                             -----------------  ---------------------  --------------------
                               2007      2006      2007        2006       2007       2006
                             --------  -------  ----------  ---------  ---------  ---------
Accumulation and
   annuity units
   beginning of year          192,239  158,386   6,708,788  7,345,317  1,759,410  2,045,322
Accumulation units issued
   and transferred from
   other funding options           --   68,180     194,498     85,927    716,063     32,971
Accumulation units
   redeemed and
   transferred to
   other funding options     (125,346) (34,327) (1,739,300)  (720,697)  (622,934)  (318,883)
Annuity units                      --       --      (3,056)    (1,759)        --         --
                             --------  -------  ----------  ---------  ---------  ---------
Accumulation and annuity
   units end of year           66,893  192,239   5,160,930  6,708,788  1,852,539  1,759,410
                             ========  =======  ==========  =========  =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           LMPIS PREMIER SELECTIONS ALL  LMPVET AGGRESSIVE GROWTH   LMPVET APPRECIATION
                                    CAP GROWTH                  SUBACCOUNT              SUBACCOUNT
                                    SUBACCOUNT                   (CLASS I)               (CLASS I)
                           ----------------------------  ------------------------  ---------------------
                               2007 (a)        2006         2007         2006        2007        2006
                               --------       -------    ---------    ----------   ---------  ----------
Accumulation and
   annuity units
   beginning of year            51,560        51,560     3,892,306     4,332,778   1,324,634  1,512,355
Accumulation units issued
   and transferred from
   other funding options            --            --        82,010        60,743         390     26,419
Accumulation units
   redeemed and
   transferred to
   other funding options       (51,560)           --    (1,167,842)     (501,215)   (364,081)  (214,140)
Annuity units                       --            --            --            --          --         --
                               -------        ------    ----------     ---------    --------  ---------
Accumulation and annuity
   units end of year                --        51,560     2,806,474     3,892,306     960,943  1,324,634
                               =======        ======    ==========     =========    ========  =========

                                  LMPVET                                    LMPVET
                           INTERNATIONAL ALL CAP   LMPVET INVESTORS    LARGE CAP GROWTH
                                OPPORTUNITY           SUBACCOUNT          SUBACCOUNT
                                SUBACCOUNT             (CLASS I)           (CLASS I)
                           ---------------------  -----------------  -------------------
                              2007       2006       2007      2006     2007       2006
                            --------  ----------  --------  -------  --------  ---------
Accumulation and
   annuity units
   beginning of year        440,943    508,246     191,844  216,789   954,406  1,127,742
Accumulation units issued
   and transferred from
   other funding options     36,455     48,097          --       --    15,257     38,846
Accumulation units
   redeemed and
   transferred to
   other funding options    (71,823)  (115,400)   (102,990) (24,945) (186,699)  (212,182)
Annuity units                    --         --          --       --        --
                            -------    -------      ------  -------   -------   --------
Accumulation and annuity
   units end of year        405,575    440,943      88,854  191,844   782,964    954,406
                            =======    =======      ======  =======   =======   ========


                           LMPVET SMALL CAP GROWTH       LMPVET          LMPVPI ALL CAP
                                  SUBACCOUNT        SOCIAL AWARENESS       SUBACCOUNT
                                  (CLASS I)            SUBACCOUNT          (CLASS I)
                           -----------------------  -----------------  -----------------
                               2007      2006         2007      2006   2007 (a)    2006
                             --------  --------     --------  -------  --------  -------
Accumulation and
   annuity units
   beginning of year          234,161   371,682      505,111  520,403   528,070  583,797
Accumulation units issued
   and transferred from
   other funding options      127,607    62,711           --    4,896    25,136   19,747
Accumulation units
   redeemed and
   transferred to
   other funding options     (107,553) (200,232)    (167,822) (20,188) (553,206) (75,474)
Annuity units                      --        --           --       --        --       --
                             --------  --------     --------  -------  --------  -------
Accumulation and annuity
   units end of year          254,215   234,161      337,289  505,111        --  528,070
                             ========  ========     ========  =======  ========  =======

                                                                     LORD ABBETT
                                LMPVIT       LMPVPI TOTAL RETURN  GROWTH AND INCOME
                              HIGH INCOME         SUBACCOUNT          SUBACCOUNT
                              SUBACCOUNT          (CLASS I)           (CLASS VC)
                           ----------------  -------------------  -----------------
                             2007     2006   2007 (a)     2006   2007 (a)    2006
                           -------  -------  --------   -------  --------  --------
Accumulation and
   annuity units
   beginning of year       200,332  244,521    97,505   124,412   628,752   545,754
Accumulation units issued
   and transferred from
   other funding options    30,207   16,940        --     3,068    30,724   209,331
Accumulation units
   redeemed and
   transferred to
   other funding options   (31,000) (61,129)  (97,505)  (29,975) (659,476) (126,333)
Annuity units                   --       --        --        --        --        --
                           -------  -------  --------   -------  --------  --------
Accumulation and annuity
   units end of year       199,539  200,332        --    97,505        --   628,752
                           =======  =======  ========   =======  ========  ========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                          LMPVET
                           LMPVPV SMALL CAP GROWTH  CAPITAL AND INCOME  LMPVIT ADJUSTABLE
                                OPPORTUNITIES           SUBACCOUNT         RATE INCOME
                                 SUBACCOUNT              (CLASS I)         SUBACCOUNT
                           -----------------------  ------------------  ----------------
                              2007 (a)    2006        2007 (b)  2006      2007     2006
                              --------  -------       --------  ----    -------  -------
Accumulation and
   annuity units
   beginning of year            86,251   62,641             --    --     32,889  118,915
Accumulation units issued
   and transferred from
   other funding options           152   63,194         66,233    --      2,986       --
Accumulation units
   redeemed and
   transferred to
   other funding options       (86,403) (39,584)        (9,761)   --    (26,837) (86,026)
Annuity units                       --       --             --    --         --       --
                               -------  -------        -------  ----    -------  -------
Accumulation and annuity
   units end of year                --   86,251         56,472    --      9,038   32,889
                               =======  =======        =======  ====    =======  =======

                               LORD ABBETT      MIST BATTERYMARCH   MIST BLACKROCK
                              MID-CAP VALUE       MID-CAP STOCK       HIGH YIELD
                               SUBACCOUNT           SUBACCOUNT        SUBACCOUNT
                               (CLASS VC)           (CLASS A)         (CLASS A)
                           ------------------  -------------------  ---------------
                           2007 (a)    2006      2007      2006      2007 (b)  2006
                           --------  --------  --------  ---------  ---------  ----
Accumulation and
   annuity units
   beginning of year        522,705   621,092   909,646         --         --    --
Accumulation units issued
   and transferred from
   other funding options      4,934    57,127    13,948  1,012,411  1,401,101    --
Accumulation units
   redeemed and
   transferred to
   other funding options   (527,639) (155,514) (239,582)  (102,765)  (283,217)   --
Annuity units                    --        --        --         --         --    --
                           --------  --------  --------  ---------  ---------  ----
Accumulation and annuity
   units end of year             --   522,705   684,012    909,646  1,117,884    --
                           ========  ========  ========  =========  =========  ====

                           MIST BLACKROCK    MIST BLACKROCK     MIST DREMAN
                           LARGE-CAP CORE    LARGE-CAP CORE   SMALL-CAP VALUE
                             SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                             (CLASS E)         (CLASS A)         (CLASS A)
                           --------------  -----------------  ---------------
                           2007 (b)  2006  2007 (a)    2006     2007    2006
                           --------  ----  --------  -------  -------  ------
Accumulation and
   annuity units
   beginning of year             --    --   150,496       --   19,833      --
Accumulation units issued
   and transferred from
   other funding options    155,277    --     4,167  243,947   66,171  21,714
Accumulation units
   redeemed and
   transferred to
   other funding options    (11,295)   --  (154,663) (93,451) (14,187) (1,881)
Annuity units                    --    --        --       --       --      --
                            -------   ---  --------  -------  -------  ------
Accumulation and annuity
   units end of year        143,982    --        --  150,496   71,817  19,833
                            =======   ===  ========  =======  =======  ======

                           MIST LEGG MASON PARTNERS   MIST LORD ABBETT   MIST LORD ABBETT
                                MANAGED ASSETS         BOND DEBENTURE    GROWTH AND INCOME
                                  SUBACCOUNT             SUBACCOUNT         SUBACCOUNT
                                  (CLASS A)              (CLASS A)          (CLASS B)
                           ------------------------  -----------------  ------------------
                              2007           2006      2007     2006      2007       2006
                           ---------      ---------  -------   -------  ---------  -------
Accumulation and
   annuity units
   beginning of year       3,199,868             --  249,626        --    902,997       --
Accumulation units issued
   and transferred from
   other funding options      27,436      3,567,973  183,033   364,842    817,466  942,724
Accumulation units
   redeemed and
   transferred to
   other funding options    (646,689)      (368,105) (47,000) (115,216)  (393,117) (39,727)
Annuity units                     --             --       --        --         --       --
                           ---------      ---------  -------  --------  ---------  -------
Accumulation and annuity
   units end of year       2,580,615      3,199,868  385,659   249,626  1,327,346  902,997
                           =========      =========  =======  ========  =========  =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MIST HARRIS OAKMARK
                              INTERNATIONAL        MIST JANUS FORTY     MIST LAZARD MID-CAP
                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                (CLASS A)              (CLASS A)             (CLASS B)
                           -------------------  ----------------------  -------------------
                              2007       2006      2007        2006       2007 (b)    2006
                           ---------   -------  ----------  ----------    --------    ----
Accumulation and
   annuity units
   beginning of year         891,150        --   8,188,388          --          --      --
Accumulation units issued
   and transferred from
   other funding options     581,516   953,187     663,189   9,797,649      21,993      --
Accumulation units
   redeemed and
   transferred to
   other funding options    (425,912)  (62,037) (2,248,022) (1,609,261)    (17,383)     --
Annuity units                     --        --          --          --          --      --
                           ---------   -------  ----------  ----------     -------     ---
Accumulation and annuity
   units end of year       1,046,754   891,150   6,603,555   8,188,388       4,610      --
                           =========   =======  ==========  ==========      =======     ===

                           MIST LORD ABBETT      MIST MET/AIM        MIST MET/AIM
                            MID-CAP VALUE    CAPITAL APPRECIATION  SMALL CAP GROWTH
                              SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                              (CLASS B)           (CLASS A)           (CLASS A)
                           ----------------  --------------------  ----------------
                           2007 (b)    2006     2007      2006       2007     2006
                           --------    ----    ------    ------    -------  -------
Accumulation and
   annuity units
   beginning of year             --      --    51,416        --     81,072       --
Accumulation units issued
   and transferred from
   other funding options    528,791      --    45,147    51,416    109,564  102,882
Accumulation units
   redeemed and
   transferred to
   other funding options    (62,149)     --   (23,993)       --       (704) (21,810)
Annuity units                    --      --        --        --         --       --
                            -------     ---    ------    ------    -------  -------
Accumulation and annuity
   units end of year        466,642      --    72,570    51,416    189,932   81,072
                            =======     ===    ======    ======    =======  =======

                           MIST MFS EMERGING  MIST MFS RESEARCH
                            MARKETS EQUITY      INTERNATIONAL       MIST MFS VALUE
                              SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                               (CLASS A)          (CLASS B)           (CLASS A)
                           -----------------  -----------------  --------------------
                             2007 (b)  2006    2007 (b)  2006       2007       2006
                             --------  ----    --------  ----    ---------  ---------
Accumulation and
   annuity units
   beginning of year              --     --          --    --    1,158,662         --
Accumulation units issued
   and transferred from
   other funding options     208,336     --     394,646    --      419,071  1,239,540
Accumulation units
   redeemed and
   transferred to
   other funding options     (16,453)    --    (118,451)   --     (145,023)   (80,878)
Annuity units                     --     --          --    --           --         --
                             -------    ---    --------   ---    ---------  ---------
Accumulation and annuity
   units end of year         191,883     --     276,195    --    1,432,710  1,158,662
                             =======    ===    ========   ===    =========  =========

                               MIST PIONEER       MIST THIRD AVENUE     METLIFE INVESTMENT
                             STRATEGIC INCOME      SMALL CAP VALUE       DIVERSIFIED BOND
                                SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                (CLASS A)             (CLASS B)             (CLASS I)
                           --------------------  ------------------  -----------------------
                              2007       2006       2007      2006     2007 (c)      2006
                           ---------  ---------  ---------  -------  -----------  ----------
Accumulation and
   annuity units
   beginning of year       1,395,205         --    137,255       --   19,547,496  22,162,176
Accumulation units issued
   and transferred from
   other funding options     229,448  1,517,052  1,719,432  148,366      633,020   1,546,063
Accumulation units
   redeemed and
   transferred to
   other funding options    (156,396)  (121,847)  (374,965) (11,111) (20,180,516) (4,160,743)
Annuity units                     --         --         --       --           --          --
                           ---------  ---------  ---------  -------  -----------  ----------
Accumulation and annuity
   units end of year       1,468,257  1,395,205  1,481,722  137,255           --  19,547,496
                           =========  =========  =========  =======  ===========  ==========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MIST NEUBERGER BERMAN  MIST PIMCO INFLATION
                                REAL ESTATE          PROTECTED BOND     MIST PIONEER FUND
                                SUBACCOUNT             SUBACCOUNT          SUBACCOUNT
                                 (CLASS A)             (CLASS A)            (CLASS A)
                           ---------------------  --------------------  -----------------
                              2007        2006       2007 (b)  2006       2007      2006
                           ---------   ---------     --------  ----     -------   -------
Accumulation and
   annuity units
   beginning of year       2,191,290          --          --     --     313,443        --
Accumulation units issued
   and transferred from
   other funding options     123,002   2,655,072     251,654     --          --   357,433
Accumulation units
   redeemed and
   transferred to
   other funding options    (622,588)   (463,782)    (12,274)    --     (44,691)  (43,990)
Annuity units                     --          --          --     --          --        --
                           ---------   ---------     --------   ---     -------   -------
Accumulation and annuity
   units end of year       1,691,704   2,191,290     239,380     --     268,752   313,443
                           =========   =========     ========   ===     =======   =======

                              METLIFE INVESTMENT      METLIFE INVESTMENT      METLIFE INVESTMENT
                             INTERNATIONAL STOCK     LARGE COMPANY STOCK     SMALL COMPANY STOCK
                                  SUBACCOUNT              SUBACCOUNT              SUBACCOUNT
                                  (CLASS I)               (CLASS I)               (CLASS I)
                           ----------------------  -----------------------  ---------------------
                            2007 (c)      2006       2007 (c)      2006      2007 (c)      2006
                           ----------  ----------  -----------  ----------  ----------  ---------
Accumulation and
   annuity units
   beginning of year        9,302,642  11,675,828   21,350,919  24,965,304   4,234,357  4,976,981
Accumulation units issued
   and transferred from
   other funding options      171,131     408,047      253,171     899,679      70,036    112,675
Accumulation units
   redeemed and
   transferred to
   other funding options   (9,473,773) (2,781,233) (21,604,090) (4,514,064) (4,304,393)  (855,299)
Annuity units                      --          --           --          --          --         --
                           ----------  ----------  -----------  ----------  ----------  ---------
Accumulation and annuity
   units end of year               --   9,302,642           --  21,350,919          --  4,234,357
                           ==========  ==========  ===========  ==========  ==========  =========

                             MSF BLACKROCK        MSF BLACKROCK          MSF BLACKROCK
                           AGGRESSIVE GROWTH       BOND INCOME            MONEY MARKET
                               SUBACCOUNT          SUBACCOUNT              SUBACCOUNT
                               (CLASS D)            (CLASS A)               (CLASS A)
                           -----------------  --------------------  ----------------------
                             2007     2006       2007       2006       2007        2006
                           -------  --------  ---------  ---------  ----------  ----------
Accumulation and
   annuity units
   beginning of year       583,461        --  1,931,637         --   3,750,177          --
Accumulation units issued
   and transferred from
   other funding options    28,119   778,178    177,942  2,049,409   2,715,756   5,241,067
Accumulation units
   redeemed and
   transferred to
   other funding options   (91,025) (194,717)  (177,716)  (117,772) (2,559,247) (1,490,890)
Annuity units                   --        --         --         --          --          --
                           -------  --------  ---------  ---------  ----------  ----------
Accumulation and annuity
   units end of year       520,555   583,461  1,931,863  1,931,637   3,906,686   3,750,177
                           =======  ========  =========  =========  ==========  ==========

                            MSF LEHMAN BROTHERS       MSF METLIFE             MSF METLIFE
                           AGGREGATE BOND INDEX  AGGRESSIVE ALLOCATION  CONSERVATIVE ALLOCATION
                                SUBACCOUNT            SUBACCOUNT               SUBACCOUNT
                                 (CLASS A)             (CLASS B)               (CLASS B)
                           --------------------  ---------------------  -----------------------
                               2007 (d)  2006         2007      2006         2007     2006
                              ---------  ----      ---------  --------     --------  ------
Accumulation and
   annuity units
   beginning of year                 --   --              --       --        29,074      --
Accumulation units issued
   and transferred from
   other funding options      6,331,449   --       1,565,776   38,618       503,930  29,074
Accumulation units
   redeemed and
   transferred to
   other funding options       (173,278)  --         (23,402) (38,618)     (124,438)     --
Annuity units                        --   --              --       --            --      --
                              ---------  ---       ---------  -------      --------  ------
Accumulation and annuity
   units end of year          6,158,171   --       1,542,374       --       408,566  29,074
                              =========  ===       =========  =======      ========  ======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                           MSF CAPITAL GUARDIAN
                                U.S. EQUITY        MSF FI LARGE CAP     MSF FI VALUE LEADERS
                                SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                 (CLASS A)             (CLASS A)             (CLASS D)
                           --------------------  --------------------  ---------------------
                              2007 (b)  2006        2007       2006       2007        2006
                              --------  ----     ---------  ---------  ----------  ---------
Accumulation and
   annuity units
   beginning of year               --    --      3,573,958         --   6,312,666         --
Accumulation units issued
   and transferred from
   other funding options        1,361    --         29,553  4,103,347     100,665  7,199,116
Accumulation units
   redeemed and
   transferred to
   other funding options           --    --       (564,135)  (529,389) (1,308,951)  (886,450)
Annuity units                      --    --             --         --          --         --
                                -----   ---      ---------  ---------  ----------  ---------
Accumulation and annuity
   units end of year            1,361    --      3,039,376  3,573,958   5,104,380  6,312,666
                                =====   ===      =========  =========  ==========  =========

                           MSF METLIFE CONSERVATIVE      MSF METLIFE        MSF METLIFE MODERATE
                            TO MODERATE ALLOCATION   MODERATE ALLOCATION  TO AGGRESSIVE ALLOCATION
                                  SUBACCOUNT              SUBACCOUNT             SUBACCOUNT
                                  (CLASS B)               (CLASS B)               (CLASS B)
                           ------------------------  -------------------  ------------------------
                                 2007      2006         2007       2006         2007      2006
                              ---------  -------     ----------  -------     ---------  -------
Accumulation and
   annuity units
   beginning of year            470,665       --        810,202       --       298,305       --
Accumulation units issued
   and transferred from
   other funding options      8,082,657  472,081     16,364,737  815,911     5,774,218  304,820
Accumulation units
   redeemed and
   transferred to
   other funding options       (932,936)  (1,416)      (744,253)  (5,709)     (245,676)  (6,515)
Annuity units                        --       --             --       --            --       --
                              ---------  -------     ----------  -------     ---------  -------
Accumulation and annuity
   units end of year          7,620,386  470,665     16,430,686  810,202     5,826,847  298,305
                              =========  =======     ==========  =======     =========  =======

                                                                            MSF MORGAN STANLEY
                           MSF METLIFE STOCK INDEX   MSF MFS TOTAL RETURN       EAFE INDEX
                                  SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                  (CLASS A)                (CLASS F)             (CLASS A)
                           -----------------------  ----------------------  ------------------
                                2007 (d)  2006         2007        2006        2007 (d)  2006
                               ---------  ----      ----------  ----------    ---------  ----
Accumulation and
   annuity units
   beginning of year                  --   --        7,604,515          --           --   --
Accumulation units issued
   and transferred from
   other funding options       6,846,510   --          206,324   8,651,162    3,667,632   --
Accumulation units
   redeemed and
   transferred to
   other funding options         (99,273)  --       (1,446,297) (1,046,647)     (83,907)  --
Annuity units                         --   --               --          --           --   --
                               ---------  ---       ----------  ----------    ---------  ---
Accumulation and annuity
   units end of year           6,747,237   --        6,364,542   7,604,515    3,583,725   --
                               =========  ===       ==========  ==========    =========  ===


                                MSF WESTERN
                              ASSET MANAGEMENT          PIMCO VIT              PIMCO VIT
                              U.S. GOVERNMENT          REAL RETURN            TOTAL RETURN
                                 SUBACCOUNT            SUBACCOUNT              SUBACCOUNT
                                 (CLASS A)       (ADMINISTRATIVE CLASS)  (ADMINISTRATIVE CLASS)
                           --------------------  ----------------------  ---------------------
                              2007       2006      2007 (a)     2006         2007       2006
                           ---------  ---------    --------  --------     ---------  ---------
Accumulation and
   annuity units
   beginning of year       3,027,660         --     183,569   142,108     2,829,352  2,810,423
Accumulation units issued
   and transferred from
   other funding options     172,949  3,973,197       7,994   171,543       252,027    365,522
Accumulation units
   redeemed and
   transferred to
   other funding options    (593,462)  (955,765)   (191,563) (130,082)     (782,618)  (346,593)
Annuity units                   (723)    10,228          --        --            --         --
                           ---------  ---------    --------  --------     ---------  ---------
Accumulation and annuity
   units end of year       2,606,424  3,027,660          --   183,569     2,298,761  2,829,352
                           =========  =========    ========  ========     =========  =========

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

                                                                        MSF WESTERN
                              MSF OPPENHEIMER    MSF RUSSELL 2000     ASSET MANAGEMENT
                               GLOBAL EQUITY           INDEX          HIGH YIELD BOND
                                SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                 (CLASS B)           (CLASS A)           (CLASS A)
                           --------------------  ----------------  ---------------------
                              2007       2006      2007 (d)  2006   2007 (a)      2006
                           ---------  ---------   ---------  ----  ----------  ---------
Accumulation and
   annuity units
   beginning of year       2,272,049         --          --   --    1,235,792         --
Accumulation units issued
   and transferred from
   other funding options     152,193  2,482,105   2,003,068   --       36,568  1,574,009
Accumulation units
   redeemed and
   transferred to
   other funding options    (383,176)  (210,056)    (15,039)  --   (1,272,360)  (338,217)
Annuity units                     --         --          --   --           --         --
                           ---------  ---------   ---------  ---   ----------  ---------
Accumulation and annuity
   units end of year       2,041,066  2,272,049   1,988,029   --           --  1,235,792
                           =========  =========   =========  ===   ==========  =========

                               PUTNAM VT           PUTNAM VT             PUTNAM VT
                           DISCOVERY GROWTH  INTERNATIONAL EQUITY     SMALL CAP VALUE
                              SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                              (CLASS IB)          (CLASS IB)            (CLASS IB)
                           ----------------  --------------------  ---------------------
                              2007    2006     2007 (a)    2006     2007 (a)      2006
                            -------  ------    --------  -------   ----------  ---------
Accumulation and
   annuity units
   beginning of year          1,846  1,846      306,157  173,572    1,114,850  1,156,341
Accumulation units issued
   and transferred from
   other funding options     15,527     --       51,754  138,596       47,389    231,127
Accumulation units
   redeemed and
   transferred to
   other funding options    (17,373)    --     (357,911)  (6,011)  (1,162,239)  (272,618)
Annuity units                    --     --           --       --           --         --
                            -------  -----     --------  -------   ----------  ---------
Accumulation and annuity
   units end of year             --  1,846           --  306,157           --  1,114,850
                            =======  =====     ========  =======   ==========  =========

                             VAN KAMPEN LIT    VAN KAMPEN LIT     WELLS FARGO VT
                                COMSTOCK      STRATEGIC GROWTH       ADVANTAGE
                               SUBACCOUNT        SUBACCOUNT     SMALL/MID CAP VALUE
                               (CLASS II)        (CLASS II)         SUBACCOUNT
                           -----------------  ----------------  -------------------
                             2007      2006    2007     2006      2007      2006
                           --------  -------  ------  --------  -------  ----------
Accumulation and
   annuity units
   beginning of year        516,496  532,450  79,487   93,318   181,900    144,185
Accumulation units issued
   and transferred from
   other funding options     38,377   80,114   7,996       --    15,319     75,003
Accumulation units
   redeemed and
   transferred to
   other funding options   (111,561) (96,068) (5,560) (13,831)  (76,574)   (37,288)
Annuity units                    --       --      --       --        --         --
                           --------  -------  ------  -------   -------    -------
Accumulation and annuity
   units end of year        443,312  516,496  81,923   79,487   120,645    181,900
                           ========  =======  ======  =======   =======    =======

(a)  For the period January 1, 2007 to April 27, 2007.

(b)  For the period April 30, 2007 to December 31, 2007.

(c)  For the period January 1, 2007 to November 9, 2007.

(d)  For the period November 12, 2007 to December 31, 2007.

7. SUBSEQUENT EVENT

The Company anticipates merging the Separate Account with and into MetLife of CT Separate Account Eleven for Variable Annuities, which is another separate account of the Company, during the fourth quarter of 2008 at the earliest, subject to regulatory approval. This merger will have no effect on the provisions of, and the rights and obligations under, the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of MetLife Insurance Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Insurance Company of Connecticut and subsidiaries (the "Company") as of December 31, 2007 and 2006, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the three years in the period ended December 31, 2007. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Insurance Company of Connecticut and subsidiaries as of December 31, 2007 and 2006, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 1, the Company changed its method of accounting for deferred acquisition costs as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

New York, New York
March 26, 2008
(April 1, 2008 as to Note 20)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                   2007       2006
                                                                 --------   --------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $46,264 and $48,406,
     respectively).............................................  $ 45,671   $ 47,846
  Equity securities available-for-sale, at estimated fair value
     (cost: $992 and $777, respectively).......................       952        795
  Mortgage and consumer loans..................................     4,404      3,595
  Policy loans.................................................       913        918
  Real estate and real estate joint ventures held-for-
     investment................................................       541        173
  Real estate held-for-sale....................................        --          7
  Other limited partnership interests..........................     1,130      1,082
  Short-term investments.......................................     1,335        777
  Other invested assets........................................     1,445      1,241
                                                                 --------   --------
     Total investments.........................................    56,391     56,434
Cash and cash equivalents......................................     1,774        649
Accrued investment income......................................       637        597
Premiums and other receivables.................................     8,320      8,410
Deferred policy acquisition costs and value of business
  acquired.....................................................     4,948      5,111
Current income tax recoverable.................................        91         94
Deferred income tax assets.....................................       848      1,007
Goodwill.......................................................       953        953
Other assets...................................................       753        765
Separate account assets........................................    53,867     50,067
                                                                 --------   --------
     Total assets..............................................  $128,582   $124,087
                                                                 ========   ========
LIABILITIES AND STOCKHOLDERS' EQUITY
LIABILITIES:
  Future policy benefits.......................................  $ 19,576   $ 19,654
  Policyholder account balances................................    33,871     35,099
  Other policyholder funds.....................................     1,777      1,513
  Long-term debt -- affiliated.................................       635        435
  Payables for collateral under securities loaned and other
     transactions..............................................    10,471      9,155
  Other liabilities............................................     1,072        749
  Separate account liabilities.................................    53,867     50,067
                                                                 --------   --------
     Total liabilities.........................................   121,269    116,672
                                                                 --------   --------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDERS' EQUITY:
Common stock, par value $2.50 per share; 40,000,000 shares
  authorized; 34,595,317 shares issued and outstanding at
  December 31, 2007 and 2006...................................        86         86
Additional paid-in capital.....................................     6,719      7,123
Retained earnings..............................................       843        520
Accumulated other comprehensive income (loss)..................      (335)      (314)
                                                                 --------   --------
     Total stockholders' equity................................     7,313      7,415
                                                                 --------   --------
     Total liabilities and stockholders' equity................  $128,582   $124,087
                                                                 ========   ========




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                             2007     2006     2005
                                                            ------   ------   ------
REVENUES
Premiums..................................................  $  353   $  308   $  281
Universal life and investment-type product policy fees....   1,411    1,268      862
Net investment income.....................................   2,893    2,839    1,438
Other revenues............................................     251      212      132
Net investment gains (losses).............................    (198)    (521)    (198)
                                                            ------   ------   ------
       Total revenues.....................................   4,710    4,106    2,515
                                                            ------   ------   ------
EXPENSES
Policyholder benefits and claims..........................     978      792      570
Interest credited to policyholder account balances........   1,304    1,316      720
Other expenses............................................   1,455    1,173      678
                                                            ------   ------   ------
       Total expenses.....................................   3,737    3,281    1,968
                                                            ------   ------   ------
Income from continuing operations before provision for
  income tax..............................................     973      825      547
Provision for income tax..................................     282      228      156
                                                            ------   ------   ------
Income from continuing operations.........................     691      597      391
Income from discontinued operations, net of income tax....       4       --       --
                                                            ------   ------   ------
Net income................................................  $  695   $  597   $  391
                                                            ======   ======   ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                  ACCUMULATED OTHER
                                                                             COMPREHENSIVE INCOME (LOSS)
                                                                            ----------------------------
                                                                                  NET          FOREIGN
                                                    ADDITIONAL                UNREALIZED       CURRENCY
                                           COMMON     PAID-IN    RETAINED     INVESTMENT     TRANSLATION
                                            STOCK     CAPITAL    EARNINGS   GAINS (LOSSES)   ADJUSTMENTS    TOTAL
                                           ------   ----------   --------   --------------   -----------   ------
Balance at January 1, 2005...............    $11      $  471       $ 190         $  30           $--       $  702
MetLife Insurance Company of
  Connecticut's common stock purchased by
  MetLife, Inc. (Notes 2 and 3)..........     75       6,709                                                6,784
Comprehensive income (loss):
  Net income.............................                            391                                      391
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (1)                        (1)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                         (445)                      (445)
     Foreign currency translation
       adjustments, net of income tax....                                                          2            2
                                                                                                           ------
     Other comprehensive income (loss)...                                                                    (444)
                                                                                                           ------
  Comprehensive income (loss)............                                                                     (53)
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2005.............     86       7,180         581          (416)            2        7,433
Revisions of purchase price pushed down
  to MetLife Insurance Company of
  Connecticut's net assets acquired (Note
  2).....................................                 40                                                   40
Dividend paid to MetLife, Inc. ..........               (259)       (658)                                    (917)
Capital contribution of intangible assets
  from MetLife, Inc., net of income tax
  (Notes 8 and 14).......................                162                                                  162
Comprehensive income:
  Net income.............................                            597                                      597
  Other comprehensive income:
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (5)                        (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          107                        107
     Foreign currency translation
       adjustments, net of income tax....                                                         (2)          (2)
                                                                                                           ------
     Other comprehensive income..........                                                                     100
                                                                                                           ------
  Comprehensive income...................                                                                     697
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2006.............     86       7,123         520          (314)           --        7,415
Cumulative effect of change in accounting
  principle, net of income tax (Note 1)..                            (86)                                     (86)
                                             ---      ------       -----         -----           ---       ------
Balance at January 1, 2007...............     86       7,123         434          (314)           --        7,329
Dividend paid to MetLife, Inc. ..........               (404)       (286)                                    (690)
Comprehensive income:
  Net income.............................                            695                                      695
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax........................                                           (2)                        (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax....................                                          (45)                       (45)
     Foreign currency translation
       adjustments, net of income tax....                                                         26           26
                                                                                                           ------
     Other comprehensive income (loss)...                                                                     (21)
                                                                                                           ------
  Comprehensive income...................                                                                     674
                                             ---      ------       -----         -----           ---       ------
Balance at December 31, 2007.............    $86      $6,719       $ 843         $(361)          $26       $7,313
                                             ===      ======       =====         =====           ===       ======




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)


                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income............................................  $    695   $    597   $    391
Adjustments to reconcile net income to net cash
  provided by operating activities:
     Depreciation and amortization expenses...........        26          6          4
     Amortization of premiums and accretion of
       discounts associated with investments, net.....        11         74        112
     Losses from sales of investments and businesses,
       net............................................       201        521        198
     Gain from recapture of ceded reinsurance.........       (22)        --         --
     Undistributed equity earnings of real estate
       joint ventures and other limited partnership
       interests......................................      (121)       (83)       (19)
     Interest credited to policyholder account
       balances.......................................     1,304      1,316        720
     Universal life and investment-type product policy
       fees...........................................    (1,411)    (1,268)      (862)
     Change in accrued investment income..............       (35)         2        (68)
     Change in premiums and other receivables.........       360       (509)      (415)
     Change in deferred policy acquisition costs,
       net............................................        61       (234)      (211)
     Change in insurance-related liabilities..........        71        234        812
     Change in trading securities.....................        --        (43)       103
     Change in income tax payable.....................       287        156        298
     Change in other assets...........................       690        586        574
     Change in other liabilities......................       234       (351)      (876)
     Other, net.......................................        --         --          2
                                                        --------   --------   --------
Net cash provided by operating activities.............     2,351      1,004        763
                                                        --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities........................    21,546     27,706     24,008
     Equity securities................................       146        218        221
     Mortgage and consumer loans......................     1,208      1,034        748
     Real estate and real estate joint ventures.......       155        126         65
     Other limited partnership interests..............       465        762        173
  Purchases of:
     Fixed maturity securities........................   (19,365)   (23,840)   (32,850)
     Equity securities................................      (357)      (109)        --
     Mortgage and consumer loans......................    (2,030)    (2,092)      (500)
     Real estate and real estate joint ventures.......      (458)       (56)       (13)
     Other limited partnership interests..............      (515)      (343)      (330)
  Net change in policy loans..........................         5         (2)         3
  Net change in short-term investments................      (558)       991        599
  Net change in other invested assets.................      (175)      (316)       233
  Other, net..........................................        16          1          3
                                                        --------   --------   --------
Net cash provided by (used in) investing activities...  $     83   $  4,080   $ (7,640)
                                                        --------   --------   --------




          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
       FOR THE YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005 -- (CONTINUED)

                                  (IN MILLIONS)

                                                          2007       2006       2005
                                                        --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.........................................  $ 11,395   $  8,185   $ 11,230
     Withdrawals......................................   (13,563)   (11,637)   (12,369)
  Net change in payables for collateral under
     securities loaned and other transactions.........     1,316       (582)     7,675
  Net change in short-term debt -- affiliated.........        --         --        (26)
  Long-term debt issued -- affiliated.................       200         --        400
  Dividends on common stock...........................      (690)      (917)        --
  Financing element on certain derivative
     instruments......................................        33        (55)       (49)
  Contribution of MetLife Insurance Company of
     Connecticut from MetLife, Inc. ..................        --         --        443
                                                        --------   --------   --------
Net cash (used in) provided by financing activities...    (1,309)    (5,006)     7,304
                                                        --------   --------   --------
Change in cash and cash equivalents...................     1,125         78        427
Cash and cash equivalents, beginning of year..........       649        571        144
                                                        --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR................  $  1,774   $    649   $    571
                                                        ========   ========   ========
Supplemental disclosures of cash flow information:
  Net cash paid (received) during the year for:
     Interest.........................................  $     33   $     31   $     18
                                                        ========   ========   ========
     Income tax.......................................  $     (6)  $     81   $     87
                                                        ========   ========   ========
  Non-cash transactions during the year:
     Net assets of MetLife Insurance Company of
       Connecticut acquired by MetLife, Inc. and
       contributed to MetLife Investors USA Insurance
       Company, net of cash received of $0, $0 and
       $443 million...................................  $     --   $     --   $  6,341
                                                        ========   ========   ========
     Contribution of equity securities to MetLife
       Foundation.....................................  $     12   $     --   $     --
                                                        ========   ========   ========
     Contribution of other intangible assets from
       MetLife, Inc., net of deferred income tax......  $     --   $    162   $     --
                                                        ========   ========   ========
     Contribution of goodwill from MetLife, Inc. .....  $     --   $     29   $     --
                                                        ========   ========   ========



--------

See Note 9 for disclosure regarding the receipt of $901 million under an affiliated reinsurance agreement during the year ended December 31, 2007, which is included in the change in premiums and other receivables in net cash provided by operating activities.

See Note 2 for further discussion of the net assets of MetLife Insurance Company of Connecticut acquired by MetLife, Inc. and contributed to MetLife Investors USA Insurance Company.

          See accompanying notes to consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MICC" or the "Company" refers to MetLife Insurance Company of Connecticut, a Connecticut corporation incorporated in 1863, and its subsidiaries, including MetLife Investors USA Insurance Company ("MLI-USA"). The Company is a subsidiary of MetLife, Inc. ("MetLife"). The Company offers individual annuities, individual life insurance, and institutional protection and asset accumulation products.

     On December 7, 2007, MetLife Life and Annuity Company of Connecticut ("MLAC"), a former subsidiary, was merged with and into MetLife Insurance Company of Connecticut, its parent. The merger had no impact on the Company's consolidated financial statements.

     On October 11, 2006, MetLife transferred MLI-USA to MetLife Insurance Company of Connecticut. See Note 3.

     On July 1, 2005 (the "Acquisition Date"), MetLife Insurance Company of Connecticut became a wholly-owned subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
(i) MLI-USA and effective July 1, 2005, MetLife Insurance Company of Connecticut and its subsidiaries (See Notes 2 and 3); (ii) partnerships and joint ventures in which the Company has control; and (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint venture's or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint venture's or partnership's operations.

     During the second quarter of 2007, the nature of the Company's partnership interest in Greenwich Street Investments, LP ("Greenwich") changed such that Greenwich is no longer consolidated and is now accounted for under the equity method of accounting. During the second quarter of 2006, the Company's ownership interest in Tribeca Citigroup Investments, Ltd. ("Tribeca") declined to a position whereby Tribeca is no longer consolidated and is now accounted for under the equity method of accounting. As such, there was no minority interest liability at December 31, 2007. Minority interest related to Greenwich included in other liabilities was $43 million at December 31, 2006.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2007 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

          (i) the fair value of investments in the absence of quoted market values;

          (ii)  investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the application of the consolidation rules to certain investments;

          (v)   the fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the measurement of goodwill and related impairment, if any;

          (viii) the liability for future policyholder benefits;

          (ix) accounting for income taxes and the valuation of deferred tax assets;

          (x)   accounting for reinsurance transactions; and

          (xi)  the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair values of assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, mortgage and consumer loans, policy loans, real estate, real estate joint ventures and other limited partnerships, short-term investments, and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 4);
     (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

          Mortgage and Consumer Loans. Mortgage and consumer loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

          Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value, with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures or partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures or the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and other limited partnerships for impairments. For its cost method investments, the Company follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the determination of the fair value of investments, the timing and amount of impairments, the recognition of income, or consolidation of investments may have a material effect on the amounts presented within the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company uses credit derivatives, such as credit default swaps, to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts, as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The net book value of property, equipment and leasehold improvements was less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $72 million and $52 million at December 31, 2007 and 2006, respectively. Accumulated amortization of capitalized software was $11 million and $3 million at December 31, 2007 and 2006, respectively. Related amortization expense was $11 million, $3 million and $1 million for the years ended December 31, 2007, 2006 and 2005, respectively.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements", effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, goodwill within Corporate & Other is allocated to reporting units within the Company's business segments. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for future policy benefit liabilities on non-participating traditional life insurance range from 3% to 8%.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4% to 11%.

     Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. Interest rates used in establishing such liabilities range from 4% to 7%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     Liabilities for unpaid claims and claim expenses for the Company's workers' compensation business are included in future policyholder benefits and are estimated based upon the Company's historical experience and other actuarial assumptions that consider the effects of current developments, anticipated trends and risk management programs, reduced for anticipated subrogation. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder.

     Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase in liabilities for future policy benefits, negatively affecting net income.

     The Company issues both GMWBs and GMABs directly and assumes risk relating to GMWBs and GMABs issued by an affiliate through a financing agreement. Some of the risks associated with GMWBs and GMABs directly written and assumed were transferred to a different affiliate through another financing agreement and are included in premiums and other receivables.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to:
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 1% to 13%, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported death, disability, and long-term care ("LTC") claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments. Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums related to workers' compensation contracts are recognized as revenue on a pro rata basis over the applicable contract term.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     MetLife Insurance Company of Connecticut files a consolidated U.S. federal income tax return with its includable subsidiaries in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Prior to the transfer of MLI-USA to MetLife Insurance Company of Connecticut, MLI-USA joined MetLife's includable subsidiaries in filing a federal income tax return. MLI-USA joined MetLife Insurance Company of Connecticut's includable subsidiaries as of October 11, 2006.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     In connection with the Acquisition, for U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's parent, MetLife. As a result of this election, the tax basis in the acquired assets and liabilities was adjusted as of the Acquisition Date and the related deferred tax asset established for the taxable difference from the book basis.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii) future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 11) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements", the Company adopted FIN No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Employee Benefit Plans

     Eligible employees, sales representatives and retirees of the Company are provided pension, postretirement and postemployment benefits under plans sponsored and administered by Metropolitan Life Insurance Company ("MLIC"), an affiliate of the Company. The Company's obligation and expense related to these benefits is limited to the amount of associated expense allocated from MLIC.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations generally are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

  Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain matters, or the use of different assumptions in the determination of amounts recorded, could have a material adverse effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. See also Note 11.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards ("SFAS") No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants ("AICPA") issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed.

     The adoption of SOP 05-1 and the related TPAs resulted in a reduction to DAC and VOBA on January 1, 2007 and an acceleration of the amortization period relating primarily to the Company's group life and non-medical health insurance contracts that contain certain rate reset provisions. Prior to the adoption of SOP 05-1, DAC on such contracts was amortized over the expected renewable life of the contract. Upon adoption of SOP 05-1, DAC on such contracts is to be amortized over the rate reset period. The impact as of January 1, 2007 was a cumulative effect adjustment of $86 million, net of income tax of $46 million, which was recorded as a reduction to retained earnings.

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging ("SFAS 133") and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives:
       Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

  Other

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's consolidated financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2").

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Effective January 1, 2008, the Company adopted SFAS 157 and applied the provisions of the statement prospectively to assets and liabilities measured and disclosed at fair value. In addition to new disclosure requirements, the adoption of SFAS 157 changes the valuation of certain freestanding derivatives by moving from a mid to bid pricing convention as well as changing the valuation of embedded derivatives associated with annuity contracts. The change in valuation of embedded derivatives associated with annuity contracts results from the incorporation of risk margins and the Company's own credit standing in their valuation. As a result of the adoption of SFAS 157 on January 1, 2008, the Company expects such changes to result in a gain in the range of $30 million to $50 million, net of income tax, in the Company's consolidated statement of income.

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option is generally applied on an instrument-by-instrument basis and is generally an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments. Accordingly, there was no impact on the Company's retained earnings or equity as of January 1, 2008.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2007, the AICPA issued SOP 07-1, Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies ("SOP 07-1"). Upon adoption of SOP 07-1, the Company must also adopt the provisions of FASB Staff Position FSP No. FIN 46(r)-7, Application of FASB Interpretation No. 46 to Investment Companies ("FSP FIN 46(r)-7"), which permanently exempts investment companies from applying the provisions of FIN No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51, and its December 2003 revision ("FIN 46(r)") to investments carried at fair value. SOP 07-1 provides guidance for determining whether an entity falls within the scope of the AICPA Audit and Accounting Guide Investment Companies and whether investment company accounting should be retained by a parent company upon consolidation of an investment company subsidiary or by an equity method investor in an investment company. In certain circumstances, SOP 07-1 precludes retention of specialized accounting for investment companies (i.e., fair value accounting), when similar direct investments exist in the consolidated group and are measured on a basis inconsistent with that applied to investment companies. Additionally, SOP 07-1 precludes retention of specialized accounting for investment companies if the reporting entity does not distinguish through documented policies the nature and type of investments to be held in the investment companies from those made in the consolidated group where other accounting guidance is being applied. In February 2008, the FASB issued FSP No. SOP 7-1-1, Effective Date of AICPA Statement of Position 07-1, which delays indefinitely the effective date of SOP 07-1. The Company is closely monitoring further FASB developments.

     In May 2007, the FASB issued FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. FSP 39-1 applies to fiscal years beginning after November 15, 2007. FSP 39-1 will be applied retrospectively, unless it is impracticable to do so. Upon adoption of FSP 39-1, the Company is permitted to change its accounting policy to offset or not offset fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 will not have an impact on the Company's financial statements.

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160") which are effective for fiscal years beginning after December 15, 2008. Under SFAS 141(r) and SFAS 160:

     - All business combinations (whether full, partial, or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company is currently evaluating the impact of SFAS 141(r) on its accounting for future acquisitions and the impact of SFAS 160 on its consolidated financial statements.

  Other

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company is currently evaluating the impact of SFAS 161 on its consolidated financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company is currently evaluating the impact of FSP 140-3 on its consolidated financial statements.

     In January 2008, the FASB cleared SFAS 133 Implementation Issue E23, Clarification of the Application of the Shortcut Method ("Issue E23"). Issue E23 amends SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception, as long as the difference between the transaction price (zero) and the fair value (exit price), as defined by SFAS 157, is solely attributable to a bid-ask spread. In addition, entities would not be precluded from assuming no ineffectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. Issue E23 is effective for hedging relationships designated on or after January 1, 2008. The Company does not expect the adoption of Issue E23 to have a material impact on its consolidated financial statements.

     In December 2007, the FASB ratified as final the consensus on EITF Issue No. 07-6, Accounting for the Sale of Real Estate When the Agreement Includes a Buy-Sell Clause ("EITF 07-6"). EITF 07-6 addresses whether the existence of a buy-sell arrangement would preclude partial sales treatment when real estate is sold to a jointly owned entity. The consensus concludes that the existence of a buy-sell clause does not necessarily preclude partial sale treatment under current guidance. EITF 07-6 applies prospectively to new arrangements entered into and assessments on existing transactions performed in fiscal years beginning after December 15, 2008. The Company does not expect the adoption of EITF 07-6 to have a material impact on its consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

2. ACQUISITION OF METLIFE INSURANCE COMPANY OF CONNECTICUT BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Insurance Company of Connecticut became a subsidiary of MetLife. MetLife Insurance Company of Connecticut, together with substantially all of Citigroup's international insurance businesses, excluding Primerica, were acquired by MetLife from Citigroup for $12.1 billion. Prior to the Acquisition, MetLife Insurance Company of Connecticut was a subsidiary of Citigroup Insurance Holding Company ("CIHC"). Primerica was distributed via dividend from MetLife Insurance Company of Connecticut to CIHC on June 30, 2005 in contemplation of the Acquisition.

     The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of MetLife Insurance Company of Connecticut be identified and measured at their fair value as of the acquisition date. As of July 1, 2005 the net fair value of assets acquired and liabilities assumed totaled $5.9 billion, resulting in goodwill of $885 million. Further information on goodwill is described in Note 7. See Note 6 for the VOBA acquired as part of the acquisition and Note 8 for the value of distribution agreements ("VODA") and the value of customer relationships acquired ("VOCRA").

3.  CONTRIBUTION OF METLIFE INSURANCE COMPANY OF CONNECTICUT FROM METLIFE, INC.

     On October 11, 2006, MetLife Insurance Company of Connecticut and MetLife Investors Group, Inc. ("MLIG"), both subsidiaries of MetLife, entered into a transfer agreement ("Transfer Agreement"), pursuant to which MetLife Insurance Company of Connecticut agreed to acquire all of the outstanding stock of MLI-USA from MLIG in exchange for shares of MetLife Insurance Company of Connecticut's common stock. To effectuate the exchange of shares, MetLife returned 10,000,000 shares just prior to the closing of the transaction and retained 30,000,000 shares representing 100% of the then issued and outstanding shares of MetLife Insurance Company of Connecticut. MetLife Insurance Company of Connecticut issued 4,595,317 new shares to MLIG in exchange for all of the outstanding common stock of MLI-USA. After the closing of the transaction, 34,595,317 shares of MetLife Insurance Company of Connecticut's common stock are outstanding, of which MLIG holds 4,595,317 shares, with the remaining shares held by MetLife.

     In connection with the Transfer Agreement on October 11, 2006, MLIG transferred to MetLife Insurance Company of Connecticut certain assets and liabilities, including goodwill, VOBA and deferred income tax liabilities, which remain outstanding from MetLife's acquisition of MLIG on October 30, 1997. The assets and liabilities have been included in the financial data of the Company for all periods presented.

     The transfer of MLI-USA to MetLife Insurance Company of Connecticut was a transaction between entities under common control. Since MLI-USA was the original entity under common control, for financial statement reporting purposes, MLI-USA is considered the accounting acquirer of MetLife Insurance Company of Connecticut. Accordingly, all financial data included in these financial statement periods prior to July 1, 2005 is that of MLI-USA. For periods subsequent to July 1, 2005, MetLife Insurance Company of Connecticut has been combined with MLI-USA in a manner similar to a pooling of interests.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The equity of MetLife Insurance Company of Connecticut has been adjusted to reflect the return of the MetLife Insurance Company of Connecticut common stock by MetLife in connection with the transfer of MLI-USA to MetLife Insurance Company of Connecticut as follows:

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                   ----------------
                                           ADDITIONAL               NET UNREALIZED
                                  COMMON     PAID-IN    RETAINED   INVESTMENT GAINS
                                   STOCK     CAPITAL    EARNINGS       (LOSSES)        TOTAL
                                  ------   ----------   --------   ----------------   ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife in the
  Acquisition on July 1, 2005...   $100      $6,684        $--            $--         $6,784
Return of MetLife Insurance
  Company of Connecticut's
  common stock from MetLife.....    (25)(1)      25         --             --             --
                                   ----      ------        ---            ---         ------
MetLife Insurance Company of
  Connecticut's common stock
  purchased by MetLife on July
  1, 2005, as adjusted..........   $ 75      $6,709        $--            $--         $6,784
                                   ====      ======        ===            ===         ======



--------

   (1) Represents the return of 10,000,000 shares of MetLife Insurance Company of Connecticut's common stock, at $2.50 par value, by MetLife to MetLife Insurance Company of Connecticut in anticipation of the transfer of MLI-USA to MetLife Insurance Company of Connecticut, for a total adjustment of $25 million.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

4.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                       DECEMBER 31, 2007
                                        ----------------------------------------------
                                                        GROSS
                                         COST OR      UNREALIZED
                                        AMORTIZED   -------------    ESTIMATED    % OF
                                           COST     GAIN    LOSS    FAIR VALUE   TOTAL
                                        ---------   ----   ------   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities.............   $17,174    $119   $  618     $16,675     36.5%
Residential mortgage-backed
  securities..........................    11,914      98       80      11,932     26.1
Foreign corporate securities..........     6,536      83      184       6,435     14.1
U.S.Treasury/agency securities........     3,976     126       11       4,091      9.0
Commercial mortgage-backed
  securities..........................     3,182      28       67       3,143      6.9
Asset-backed securities...............     2,236       4      108       2,132      4.7
Foreign government securities.........       635      55        2         688      1.5
State and political subdivision
  securities..........................       611       4       40         575      1.2
                                         -------    ----   ------     -------    -----
  Total fixed maturity securities.....   $46,264    $517   $1,110     $45,671    100.0%
                                         =======    ====   ======     =======    =====
Non-redeemable preferred stock........   $   777    $ 21   $   63     $   735     77.2%
Common stock..........................       215       9        7         217     22.8
                                         -------    ----   ------     -------    -----
  Total equity securities.............   $   992    $ 30   $   70     $   952    100.0%
                                         =======    ====   ======     =======    =====




                                                       DECEMBER 31, 2006
                                         --------------------------------------------
                                                        GROSS
                                          COST OR     UNREALIZED
                                         AMORTIZED   -----------    ESTIMATED    % OF
                                            COST     GAIN   LOSS   FAIR VALUE   TOTAL
                                         ---------   ----   ----   ----------   -----
                                                         (IN MILLIONS)
U.S. corporate securities..............   $17,331    $101   $424     $17,008     35.5%
Residential mortgage-backed
  securities...........................    11,951      40     78      11,913     24.9
Foreign corporate securities...........     5,563      64    128       5,499     11.5
U.S.Treasury/agency securities.........     5,455       7    126       5,336     11.2
Commercial mortgage-backed securities..     3,353      19     47       3,325      6.9
Asset-backed securities................     3,158      14     10       3,162      6.6
Foreign government securities..........       533      45      5         573      1.2
State and political subdivision
  securities...........................     1,062       6     38       1,030      2.2
                                          -------    ----   ----     -------    -----
  Total fixed maturity securities......   $48,406    $296   $856     $47,846    100.0%
                                          =======    ====   ====     =======    =====
Non-redeemable preferred stock.........   $   671    $ 22   $  9     $   684     86.0%
Common stock...........................       106       6      1         111     14.0
                                          -------    ----   ----     -------    -----
  Total equity securities..............   $   777    $ 28   $ 10     $   795    100.0%
                                          =======    ====   ====     =======    =====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company held foreign currency derivatives with notional amounts of $911 million and $472 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2007 and 2006, respectively.

     The Company is not exposed to any significant concentrations of credit risk in its equity securities portfolio. The Company is exposed to concentrations of credit risk related to U.S. Treasury securities and obligations of U.S. government corporations and agencies. Additionally, at December 31, 2007 and 2006, the Company had exposure to fixed maturity securities backed by sub-prime mortgages with estimated fair values of $570 million and $819 million, respectively, and unrealized losses of $45 million and $2 million, respectively. These securities are classified within asset-backed securities in the immediately preceding tables. At December 31, 2007, 14% have been guaranteed by financial guarantors, of which 57% was guaranteed by financial guarantors who remained Aaa rated through February 2008. Overall, at December 31, 2007, $1.2 billion of the estimated fair value of the Company's fixed maturity securities were credit enhanced by financial guarantors of which $537 million, $499 million and $195 million at December 31, 2007, are included within corporate securities, state and political subdivisions and asset-backed securities, respectively, and 84% were guaranteed by financial guarantors who remained Aaa rated through February 2008.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $3.8 billion and $3.2 billion at December 31, 2007 and 2006, respectively. These securities had net unrealized gains (losses) of $(94) million and $51 million at December 31, 2007 and 2006, respectively. Non-income producing fixed maturity securities were $1 million and $6 million at December 31, 2007 and 2006, respectively. Net unrealized gains associated with non-income producing fixed maturity securities were less than $1 million and $1 million at December 31, 2007 and 2006, respectively.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2007                     2006
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................   $ 1,172      $ 1,163     $ 1,620      $ 1,616
Due after one year through five years...     8,070        8,035       9,843        9,733
Due after five years through ten years..     7,950        7,858       7,331        7,226
Due after ten years.....................    11,740       11,408      11,150       10,871
                                           -------      -------     -------      -------
  Subtotal..............................    28,932       28,464      29,944       29,446
Mortgage-backed and asset-backed
  securities............................    17,332       17,207      18,462       18,400
                                           -------      -------     -------      -------
  Total fixed maturity securities.......   $46,264      $45,671     $48,406      $47,846
                                           =======      =======     =======      =======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                   YEARS ENDED DECEMBER 31,
                                                 ---------------------------
                                                   2007      2006      2005
                                                 -------   -------   -------
                                                        (IN MILLIONS)
Proceeds.......................................  $14,826   $23,901   $22,241
Gross investment gains.........................  $   146   $    73   $    48
Gross investment losses........................  $  (373)  $  (519)  $  (347)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                               DECEMBER 31, 2007
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 6,643          $316          $ 5,010          $302          $11,653         $  618
Residential mortgage-
  backed securities.....      2,374            52            1,160            28            3,534             80
Foreign corporate
  securities............      2,350            86            2,234            98            4,584            184
U.S. Treasury/agency
  securities............        307             2              343             9              650             11
Commercial mortgage-
  backed securities.....        417            26            1,114            41            1,531             67
Asset-backed
  securities............      1,401            91              332            17            1,733            108
Foreign government
  securities............         63             1               62             1              125              2
State and political
  subdivision
  securities............         84             9              387            31              471             40
                            -------          ----          -------          ----          -------         ------
  Total fixed maturity
     securities.........    $13,639          $583          $10,642          $527          $24,281         $1,110
                            =======          ====          =======          ====          =======         ======
Equity securities.......    $   386          $ 42          $   190          $ 28          $   576         $   70
                            =======          ====          =======          ====          =======         ======
Total number of
  securities in an
  unrealized loss
  position..............      2,011                          1,487
                            =======                        =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               DECEMBER 31, 2006
                          ------------------------------------------------------------------------------------------
                                                          EQUAL TO OR GREATER THAN 12
                               LESS THAN 12 MONTHS                  MONTHS                          TOTAL
                          ----------------------------   ----------------------------   ----------------------------
                           ESTIMATED        GROSS         ESTIMATED        GROSS         ESTIMATED        GROSS
                          FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                          ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                  (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate
  securities............    $ 4,895          $104          $ 7,543          $320          $12,438          $424
Residential mortgage-
  backed securities.....      4,113            20            3,381            58            7,494            78
Foreign corporate
  securities............      1,381            29            2,547            99            3,928           128
U.S. Treasury/agency
  securities............      2,995            48            1,005            78            4,000           126
Commercial mortgage-
  backed securities.....        852             6            1,394            41            2,246            47
Asset-backed
  securities............        965             3              327             7            1,292            10
Foreign government
  securities............         51             1               92             4              143             5
State and political
  subdivision
  securities............         29             2              414            36              443            38
                            -------          ----          -------          ----          -------          ----
  Total fixed maturity
     securities.........    $15,281          $213          $16,703          $643          $31,984          $856
                            =======          ====          =======          ====          =======          ====
Equity securities.......    $   149          $  3          $   188          $  7          $   337          $ 10
                            =======          ====          =======          ====          =======          ====
Total number of
  securities in an
  unrealized loss
  position..............      1,955                          2,318
                            =======                        =======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                         DECEMBER 31, 2007
                      ---------------------------------------------------------------------------------------
                         COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                      ---------------------------   ---------------------------   ---------------------------
                      LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                      -------------   -----------   -------------   -----------   -------------   -----------
                                             (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six
  months............     $10,721          $484          $  368          $130          1,923            98
Six months or
  greater but less
  than nine months..       3,011            --             155            --            337            --
Nine months or
  greater but less
  than twelve
  months............       1,560            --              86            --            174            --
Twelve months or
  greater...........      10,261            --             441            --          1,375            --
                         -------          ----          ------          ----
  Total.............     $25,553          $484          $1,050          $130
                         =======          ====          ======          ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                            DECEMBER 31, 2006
                         ---------------------------------------------------------------------------------------
                            COST OR AMORTIZED COST        GROSS UNREALIZED LOSS          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ---------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   -----------
                                                (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...     $12,922          $ 9            $150           $ 4           1,537            15
Six months or greater
  but less than nine
  months...............         568           --               6            --              78             1
Nine months or greater
  but less than twelve
  months...............       2,134           14              52             4             323             1
Twelve months or
  greater..............      17,540           --             650            --           2,318            --
                            -------          ---            ----           ---
  Total................     $33,164          $23            $858           $ 8
                            =======          ===            ====           ===



     At December 31, 2007 and 2006, $1,050 million and $858 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 4% and 3%, respectively, of the cost or amortized cost of such securities.

     At December 31, 2007, $130 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 27% of the cost or amortized cost of such securities. All of such unrealized losses of $130 million were related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2006, $8 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 35% of the cost or amortized cost of such securities. Of such unrealized losses of $8 million, $4 million related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2007 of greater than $10 million. These securities represented 2%, or $21 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities. The Company held two fixed maturity and equity securities, each with a gross unrealized loss at December 31, 2006 of greater than $10 million. These securities represented 3%, or $25 million in the aggregate, of the gross unrealized loss on fixed maturity and equity securities.

     At December 31, 2007 and 2006, the Company had $1.2 billion and $866 million, respectively, of gross unrealized losses related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
SECTOR:
  U.S. corporate securities..................................    52%    49%
  Foreign corporate securities...............................    16     15
  Asset-backed securities....................................     9      1
  Residential mortgage-backed securities.....................     7      9
  Commercial mortgage-backed securities......................     6      5
  U.S. Treasury/agency securities............................     1     15
  Other......................................................     9      6
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
INDUSTRY:
  Finance....................................................    36%    18%
  Industrial.................................................    23     26
  Mortgage-backed............................................    13     14
  Utility....................................................     8     10
  Government.................................................     1     15
  Other......................................................    19     17
                                                                ---    ---
     Total...................................................   100%   100%
                                                                ===    ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in interest rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $9.9 billion and $8.8 billion and an estimated fair value of $9.8 billion and $8.6 billion were on loan under the program at December 31, 2007 and 2006, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $10.1 billion and $8.9 billion at December 31, 2007 and 2006, respectively. Security collateral of $40 million and $83 million on deposit from customers in connection with the securities lending transactions at December 31, 2007 and 2006, respectively, may not be sold or repledged and is not reflected in the consolidated financial statements.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  ASSETS ON DEPOSIT AND ASSETS PLEDGED AS COLLATERAL

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $22 million and $20 million at December 31, 2007 and 2006, respectively, consisting primarily of fixed maturity and equity securities.

     Certain of the Company's fixed maturity securities are pledged as collateral for various derivative transactions as described in Note 5. Additionally, the Company has pledged certain of its fixed maturity securities in support of its funding agreements as described in Note 8.

  MORTGAGE AND CONSUMER LOANS

     Mortgage and consumer loans are categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Commercial mortgage loans.....................  $3,125      71%    $2,095      58%
Agricultural mortgage loans...................   1,265      29      1,460      41
Consumer loans................................      22      --         46       1
                                                ------     ---     ------     ---
  Total.......................................   4,412     100%     3,601     100%
                                                           ===                ===
Less: Valuation allowances....................       8                  6
                                                ------             ------
  Total mortgage and consumer loans...........  $4,404             $3,595
                                                ======             ======



     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2007, 26%, 7% and 7% of the value of the Company's mortgage and consumer loans were located in California, Florida and New York, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage and consumer loans is as follows:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Balance at January 1,....................................   $ 6    $ 9    $ 1
Additions................................................     7      3      8
Deductions...............................................    (5)    (6)    --
                                                            ---    ---    ---
Balance at December 31,..................................   $ 8    $ 6    $ 9
                                                            ===    ===    ===


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A portion of the Company's mortgage and consumer loans was impaired and consisted of the following:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Impaired loans with valuation allowances.....................   $65    $--
Impaired loans without valuation allowances..................     2      8
                                                                ---    ---
  Subtotal...................................................    67      8
Less: Valuation allowances on impaired loans.................     4     --
                                                                ---    ---
  Impaired loans.............................................   $63    $ 8
                                                                ===    ===



     The average investment on impaired loans was $21 million, $32 million and $12 million for the years ended December 31, 2007, 2006 and 2005, respectively. Interest income on impaired loans was $3 million, $1 million and $2 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     The investment in restructured loans was less than $1 million at December 31, 2007. There was no investment in restructured loans at December 31, 2006. Interest income, recognized on restructured loans, was less than $1 million for both years ended December 31, 2007 and 2006, respectively. There was no interest income on restructured loans for the year ended December 31, 2005. Gross interest income that would have been recorded in accordance with the original terms of such loans amounted to less than $1 million for each of the years ended December 31, 2007 and 2006. There was no gross interest income that would have been recorded in accordance with the original terms of such loans for the year ended December 31, 2005.

     Mortgage and consumer loans with scheduled payments of 90 days or more past due on which interest is still accruing, had an amortized cost of less than $1 million and $6 million at December 31, 2007 and 2006, respectively. There were no mortgage and consumer loans on which interest no longer accrued at both December 31, 2007 and 2006. There were no mortgage and consumer loans in foreclosure at both December 31, 2007 and 2006.

  REAL ESTATE HOLDINGS

     Real estate holdings consisted of the following:

                                                              DECEMBER
                                                                31,
                                                            -----------
                                                            2007   2006
                                                            ----   ----
                                                                (IN
                                                             MILLIONS)
Real estate...............................................  $ 86   $ 30
Accumulated depreciation..................................   (11)    (1)
                                                            ----   ----
Net real estate...........................................    75     29
Real estate joint ventures................................   466    144
                                                            ----   ----
  Real estate and real estate joint ventures..............   541    173
Real estate held-for-sale.................................    --      7
                                                            ----   ----
  Total real estate holdings..............................  $541   $180
                                                            ====   ====



     Related depreciation expense on real estate was $8 million for the year ended December 31, 2007. Depreciation expense on real estate was less than $1 million for both years ended December 31, 2006 and 2005. There was no depreciation expense related to discontinued operations for the years ended December 31, 2007 and 2005. Depreciation expense related to discontinued operations was less than $1 million of the year ended December 31, 2006.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     There were no impairments recognized on real estate held-for-sale for the years ended December 31, 2007, 2006 and 2005. The carrying value of non-income producing real estate was $1 million at December 31, 2007. There was no non-income producing real estate at December 31, 2006. The Company did not own any real estate acquired in satisfaction of debt during the years ended December 31, 2007 and 2006.

     Real estate holdings were categorized as follows:

                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2007               2006
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
                                                           (IN MILLIONS)
Development joint ventures....................   $287       53%     $ --       --%
Real estate investment funds..................    111       21        93       52
Office........................................     88       16        46       26
Apartments....................................     35        6        --       --
Agriculture...................................     19        4        28       15
Land..........................................      1       --         1       --
Retail........................................     --       --        12        7
                                                 ----      ---      ----      ---
  Total real estate holdings..................   $541      100%     $180      100%
                                                 ====      ===      ====      ===



     The Company's real estate holdings are primarily located in the United States. At December 31, 2007, 22%, 21%, 6% and 5% of the Company's real estate holdings were located in California, New York, Texas and Florida, respectively.

  OTHER LIMITED PARTNERSHIP INTERESTS

     The carrying value of other limited partnership interests (which primarily represent ownership interests in pooled investment funds that make private equity investments in companies in the United States and overseas) was $1.1 billion at both December 31, 2007 and 2006. Included within other limited partnership interests at December 31, 2007 and 2006 were $433 million and $354 million, respectively, of hedge funds. For the years ended December 31, 2007, 2006 and 2005, net investment income from other limited partnership interests included $16 million, $30 million and $4 million, respectively, related to hedge funds.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2007     2006     2005
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Fixed maturity securities...........................  $2,803   $2,719   $1,377
Equity securities...................................      45       17        6
Mortgage and consumer loans.........................     263      182      113
Policy loans........................................      53       52       26
Real estate and real estate joint ventures..........      81       29        2
Other limited partnership interests.................     164      238       33
Cash, cash equivalents and short-term investments...     104      137       71
Other...............................................       7        8       --
                                                      ------   ------   ------
  Total investment income...........................   3,520    3,382    1,628
Less: Investment expenses...........................     627      543      190
                                                      ------   ------   ------
  Net investment income.............................  $2,893   $2,839   $1,438
                                                      ======   ======   ======



     For the years ended December 31, 2007 and 2006, affiliated investment expense of $36 million and $32 million, respectively, related to investment expenses, is included in the table above. There were no affiliated investment expenses for the year ended December 31, 2005. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(272)  $(497)  $(300)
Equity securities....................................     15      10       1
Mortgage and consumer loans..........................     (2)      7      (9)
Real estate and real estate joint ventures...........      1      64       7
Other limited partnership interests..................    (19)     (1)     (1)
Sales of businesses..................................     --      --       2
Derivatives..........................................    305     177      (2)
Other................................................   (226)   (281)    104
                                                       -----   -----   -----
  Net investment gains (losses)                        $(198)  $(521)  $(198)
                                                       =====   =====   =====



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $30 million and $41 million for the years ended December 31, 2007 and 2006,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. There were no losses from fixed maturity and equity securities deemed other-than-temporarily impaired for the year ended December 31, 2005.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Fixed maturity securities............................  $(606)  $(566)  $(639)
Equity securities....................................    (38)     17      (4)
Derivatives..........................................    (13)     (9)     (2)
Other................................................      8       7     (19)
                                                       -----   -----   -----
  Subtotal...........................................   (649)   (551)   (664)
                                                       -----   -----   -----
Amounts allocated from:
  Insurance liability loss recognition...............     --      --     (78)
  DAC and VOBA.......................................     93      66     102
                                                       -----   -----   -----
  Subtotal...........................................     93      66      24
                                                       -----   -----   -----
Deferred income tax..................................    195     171     224
                                                       -----   -----   -----
  Subtotal...........................................    288     237     248
                                                       -----   -----   -----
Net unrealized investment gains (losses).............  $(361)  $(314)  $(416)
                                                       =====   =====   =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Balance, January 1,..................................  $(314)  $(416)  $  30
Unrealized investment gains (losses) during the
  year...............................................    (98)    113    (756)
Unrealized investment gains (losses) relating to:
  Insurance liability gain (loss) recognition........     --      78     (78)
  DAC and VOBA.......................................     27     (36)    148
  Deferred income tax................................     24     (53)    240
                                                       -----   -----   -----
Balance, December 31,................................  $(361)  $(314)  $(416)
                                                       =====   =====   =====
Net change in unrealized investment gains (losses)...  $ (47)  $ 102   $(446)
                                                       =====   =====   =====



  TRADING SECURITIES

     MetLife Insurance Company of Connecticut was the majority owner of Tribeca on the Acquisition Date. Tribeca was a feeder fund investment structure whereby the feeder fund invests substantially all of its assets in the master fund, Tribeca Global Convertible Instruments Ltd. The primary investment objective of the master fund is to achieve enhanced risk-adjusted return by investing in domestic and foreign equities and equity-related securities utilizing such strategies as convertible securities arbitrage. At December 31, 2005, the Company was the majority owner of the feeder fund and consolidated the fund within its consolidated financial statements. Net investment

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


income related to the trading activities of Tribeca, which included interest and dividends earned on trading securities in addition to the net realized and unrealized gains (losses), was $12 million and $6 million for the six months ended June 30, 2006 and the year ended December 31, 2005, respectively.

     During the second quarter of 2006, the Company's ownership interests in Tribeca declined to a position whereby Tribeca is no longer consolidated and, as of June 30, 2006, was accounted for under the equity method of accounting. The equity method investment at December 31, 2006 of $82 million was included in other limited partnership interests. Net investment income related to the Company's equity method investment in Tribeca was $9 million for the six months ended December 31, 2006.

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                            DECEMBER 31, 2007
                                                         -----------------------
                                                                       MAXIMUM
                                                           TOTAL     EXPOSURE TO
                                                         ASSETS(1)     LOSS(2)
                                                         ---------   -----------
                                                              (IN MILLIONS)
Asset-backed securitizations...........................   $ 1,140       $   77
Real estate joint ventures(3)..........................       942           44
Other limited partnership interests(4).................     3,876          418
Trust preferred securities(5)..........................    22,775          546
Other investments(6)...................................     1,600           79
                                                          -------       ------
  Total................................................   $30,333       $1,164
                                                          =======       ======



--------

   (1) The assets of the asset-backed securitizations are reflected at fair value. The assets of the real estate joint ventures, other limited partnership interests, trust preferred securities and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss relating to the asset-backed securitizations is equal to the carrying amounts of participation. The maximum exposure to loss relating to real estate joint ventures, other limited partnership interests, trust preferred securities and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

   (3) Real estate joint ventures include partnerships and other ventures which engage in the acquisition, development, management and disposal of real estate investments.

   (4) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities.

   (5) Trust preferred securities are complex, uniquely structured investments which contain features of both equity and debt, may have an extended or no stated maturity, and may be callable at the issuer's option after a defined period of time.

   (6) Other investments include securities that are not trust preferred securities or asset-backed securitizations.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  RELATED PARTY INVESTMENT TRANSACTIONS

     As of December 31, 2007 and 2006, the Company held $582 million and $581 million, respectively, of its total invested assets in the MetLife Money Market Pool and the MetLife Intermediate Income Pool which are affiliated partnerships. These amounts are included in short-term investments. Net investment income from these invested assets was $25 million, $29 million and $10 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Estimated fair market value of assets transferred to
  affiliates.........................................  $628     $164     $ 79
Amortized cost of assets transferred to affiliates...  $629     $164     $ 78
Net investment gains (losses) recognized on
  transfers..........................................  $ (1)    $ --     $  1
Estimated fair market value of assets transferred
  from affiliates....................................  $836     $ 89     $830


5.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amount and current market or fair value of derivative financial instruments held at:

                                            DECEMBER 31, 2007                 DECEMBER 31, 2006
                                     -------------------------------   -------------------------------
                                                   CURRENT MARKET                    CURRENT MARKET
                                                    OR FAIR VALUE                     OR FAIR VALUE
                                     NOTIONAL   --------------------   NOTIONAL   --------------------
                                      AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                     --------   ------   -----------   --------   ------   -----------
                                                               (IN MILLIONS)
Interest rate swaps................   $12,437   $  336       $144       $ 8,841   $  431       $ 70
Interest rate floors...............    12,071      159         --         9,021       71         --
Interest rate caps.................    10,715        7         --         6,715        6         --
Financial futures..................       721        2          5           602        6          1
Foreign currency swaps.............     3,716      788         97         2,723      580         66
Foreign currency forwards..........       167        2         --           124        1         --
Options............................        --       85          1            --       80          7
Financial forwards.................     1,108       20         --           900       --         15
Credit default swaps...............     1,013        5          3         1,231        1          5
                                      -------   ------       ----       -------   ------       ----
  Total............................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                      =======   ======       ====       =======   ======       ====



     The above table does not include notional amounts for equity futures, equity variance swaps and equity options. At December 31, 2007 and 2006, the Company owned 403 and 290 equity futures, respectively. Fair values of equity futures are included in financial futures in the preceding table. At December 31, 2007 and 2006, the Company owned 122,153 and 85,500 equity variance swaps, respectively. Fair values of equity variance swaps are included in financial forwards in the preceding table. At December 31, 2007 and 2006, the Company owned 821,100 and 1,022,900 equity options, respectively. Fair values of equity options are included in options in the preceding table.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the notional amount of derivative financial instruments by maturity at December 31, 2007:

                                                             REMAINING LIFE
                         -------------------------------------------------------------------------------------
                                              AFTER ONE YEAR      AFTER FIVE YEARS
                         ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS    TOTAL
                         ----------------   ------------------   -----------------   ---------------   -------
                                                             (IN MILLIONS)
Interest rate swaps....       $ 4,723             $ 4,963             $ 1,352             $1,399       $12,437
Interest rate floors...            --               2,551               9,520                 --        12,071
Interest rate caps.....         8,702               2,013                  --                 --        10,715
Financial futures......           634                  --                  --                 87           721
Foreign currency
  swaps................            20               2,593                 836                267         3,716
Foreign currency
  forwards.............           165                  --                  --                  2           167
Financial forwards.....            --                  --                  --              1,108         1,108
Credit default swaps...           205                 519                 289                 --         1,013
                              -------             -------             -------             ------       -------
  Total................       $14,449             $12,639             $11,997             $2,863       $41,948
                              =======             =======             =======             ======       =======



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     The Company also enters into basis swaps to better match the cash flows from assets and related liabilities. In a basis swap, both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Basis swaps are included in interest rate swaps in the preceding table.

     Interest rate caps and floors are used by the Company primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities (duration mismatches), as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps, foreign currency forwards and currency option contracts, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     The Company enters into currency option contracts that give it the right, but not the obligation, to sell the foreign currency amount in exchange for a functional currency amount within a limited time at a contracted price. The contracts may also be net settled in cash, based on differentials in the foreign exchange rate and the strike price. Currency option contracts are included in options in the preceding table.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and a cash instrument such as a U.S. Treasury or Agency security.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The following table presents the notional amount and fair value of derivatives by type of hedge designation at:

                                      DECEMBER 31, 2007                 DECEMBER 31, 2006
                               -------------------------------   -------------------------------
                                               FAIR VALUE                        FAIR VALUE
                               NOTIONAL   --------------------   NOTIONAL   --------------------
                                AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                               --------   ------   -----------   --------   ------   -----------
                                                         (IN MILLIONS)
Fair value...................   $   651   $   20       $  3       $    69   $   --       $  1
Cash flow....................       486       85          3           455       42         --
Non-qualifying...............    40,811    1,299        244        29,633    1,134        163
                                -------   ------       ----       -------   ------       ----
  Total......................   $41,948   $1,404       $250       $30,157   $1,176       $164
                                =======   ======       ====       =======   ======       ====



     The following table presents the settlement payments recorded in income for the:

                                                               YEARS ENDED
                                                              DECEMBER 31,
                                                           ------------------
                                                           2007   2006   2005
                                                           ----   ----   ----
                                                              (IN MILLIONS)
Qualifying hedges:
  Interest credited to policyholder account balances.....   $(6)   $(9)   $(1)
Non-qualifying hedges:
  Net investment gains (losses)..........................    82     73     (8)
                                                            ---    ---    ---
     Total...............................................   $76    $64    $(9)
                                                            ===    ===    ===



  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Changes in the fair value of derivatives................  $ 18    $(1)   $--
Changes in the fair value of the items hedged...........   (20)     2     --
                                                          ----    ---    ---
Net ineffectiveness of fair value hedging activities....  $ (2)   $ 1    $--
                                                          ====    ===    ===



     All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities to fixed rate liabilities; and (iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the years ended December 31, 2007 and 2006, the Company did not recognize any net investment gains (losses) which represented the ineffective portion of all cash flow hedges. For the year ended December 31, 2005, the Company recognized insignificant net investment gains (losses), which represented the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness. For the years ended December 31, 2007, 2006 and 2005, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2007, 2006 and 2005.

     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Other comprehensive income (loss) balance at January
  1,....................................................  $ (9)  $ (2)   $(4)
Gains (losses) deferred in other comprehensive income
  (loss) on the effective portion of cash flow hedges...    39     41      1
Amounts reclassified to net investment gains (losses)...   (43)   (48)     1
                                                          ----   ----    ---
Other comprehensive income (loss) balance at December
  31,...................................................  $(13)  $ (9)   $(2)
                                                          ====   ====    ===



     At December 31, 2007, $65 million of the deferred net gain (loss) on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2008.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps, purchased caps and floors, and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards, swaps and option contracts to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to economically hedge exposure to adverse movements in credit; (iv) equity futures, equity index options and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products; (v) credit default swaps to synthetically create investments; (vi) financial forwards to buy and sell securities; and
(vii) basis swaps to better match the cash flows of assets and related liabilities.

     The following table presents changes in fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2007   2006   2005
                                                          ----   ----   ----
                                                             (IN MILLIONS)
Net investment gains (losses), excluding embedded
  derivatives...........................................  $112    $16   $(37)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and affiliated reinsurance contracts related to guaranteed minimum withdrawal contracts, guaranteed minimum accumulation contracts and certain guaranteed minimum income contracts.

     The following table presents the fair value of the Company's embedded derivatives at:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Embedded derivative assets...................................  $125    $17
Embedded derivative liabilities..............................  $ --    $ 3


     The following table presents changes in fair value related to embedded derivatives:

                                                                    YEARS ENDED
                                                                   DECEMBER 31,
                                                                ------------------
                                                                2007   2006   2005
                                                                ----   ----   ----
                                                                   (IN MILLIONS)
Net investment gains (losses).................................  $116    $85    $41


  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2007 and 2006, the Company was obligated to return cash collateral under its control of $370 million and $273 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets. As of December 31, 2007 and 2006, the Company had also accepted collateral consisting of various securities with a fair market value of $526 million and $410 million, respectively, which are held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2007 and 2006, none of the collateral had been sold or repledged.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2007 and 2006, the Company pledged collateral of $25 million, which is included in fixed maturity securities. The counterparties are permitted by contract to sell or repledge this collateral.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

6.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                        DAC     VOBA     TOTAL
                                                      ------   ------   ------
                                                            (IN MILLIONS)
Balance at January 1, 2005..........................  $  678   $   --   $  678
Contribution of MetLife Insurance Company of
  Connecticut from MetLife (Note 2).................      --    3,490    3,490
  Capitalizations...................................     886       --      886
                                                      ------   ------   ------
       Subtotal.....................................   1,564    3,490    5,054
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      --      (26)     (26)
     Unrealized investment gains (losses)...........     (41)    (107)    (148)
     Other expenses.................................     109      205      314
                                                      ------   ------   ------
       Total amortization...........................      68       72      140
                                                      ------   ------   ------
Balance at December 31, 2005........................   1,496    3,418    4,914
  Capitalizations...................................     721       --      721
                                                      ------   ------   ------
       Subtotal.....................................   2,217    3,418    5,635
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................     (16)     (68)     (84)
     Unrealized investment gains (losses)...........     (10)      46       36
     Other expenses.................................     252      320      572
                                                      ------   ------   ------
       Total amortization...........................     226      298      524
                                                      ------   ------   ------
Balance at December 31, 2006........................   1,991    3,120    5,111
  Effect of SOP 05-1 adoption.......................      (7)    (125)    (132)
  Capitalizations...................................     682       --      682
                                                      ------   ------   ------
       Subtotal.....................................   2,666    2,995    5,661
                                                      ------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses)..................      44      (16)      28
     Unrealized investment gains (losses)...........     (18)      (9)     (27)
     Other expenses.................................     388      324      712
                                                      ------   ------   ------
       Total amortization...........................     414      299      713
                                                      ------   ------   ------
Balance at December 31, 2007........................  $2,252   $2,696   $4,948
                                                      ======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $342 million in 2008, $303 million in 2009, $269 million in 2010, $237 million in 2011, and $195 million in 2012.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $953   $924   $ 68
Contribution from MetLife (Note 2).....................    --     29    856
                                                         ----   ----   ----
Balance at December 31,................................  $953   $953   $924
                                                         ====   ====   ====



8.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                            DECEMBER 31,
                                      -------------------------------------------------------
                                                                                   OTHER
                                        FUTURE POLICY        POLICYHOLDER       POLICYHOLDER
                                           BENEFITS        ACCOUNT BALANCES        FUNDS
                                      -----------------   -----------------   ---------------
                                        2007      2006      2007      2006     2007     2006
                                      -------   -------   -------   -------   ------   ------
                                                           (IN MILLIONS)
Individual
  Traditional life..................  $   921   $   871   $    --   $    --   $   50   $   37
  Universal variable life...........      575       527     4,995     4,522    1,496    1,314
  Annuities.........................      944     1,015    15,058    16,106       36        5
  Other.............................       --        --        47        32       --       --
Institutional
  Group life........................      220       234       763       765        5        6
  Retirement & savings..............   12,040    12,325    12,836    13,731       --       --
  Non-medical health & other........      303       328        --        --        2        2
Corporate & Other (1)...............    4,573     4,354       172       (57)     188      149
                                      -------   -------   -------   -------   ------   ------
     Total..........................  $19,576   $19,654   $33,871   $35,099   $1,777   $1,513
                                      =======   =======   =======   =======   ======   ======



     (1) Corporate & Other includes intersegment eliminations.

     Affiliated insurance liabilities included in the table above include reinsurance assumed and ceded. Affiliated future policy benefits, included in the table above, were $29 million and $25 million at December 31, 2007 and 2006, respectively. Affiliated policyholder account balances, included in the table above, were $97 million and $(57) million at December 31, 2007 and 2006, respectively. Affiliated other policyholder funds, included in the table above, were $1.3 billion and $1.2 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS AND CUSTOMER RELATIONSHIPS ACQUIRED

     Information regarding the VODA and VOCRA, which are reported in other assets, is as follows:

                                                         YEARS ENDED DECEMBER
                                                                  31,
                                                        ----------------------
                                                        2007     2006     2005
                                                        ----     ----     ----
                                                             (IN MILLIONS)
Balance at January 1,.................................  $237     $ 72      $--
Contribution from MetLife.............................    --       --       73
Contribution of VODA from MetLife.....................    --      167       --
Amortization..........................................    (5)      (2)      (1)
                                                        ----     ----      ---
Balance at December 31,...............................  $232     $237      $72
                                                        ====     ====      ===



     The estimated future amortization expense allocated to other expenses for the next five years for VODA and VOCRA is $7 million in 2008, $9 million in 2009, $11 million in 2010, $13 million in 2011 and $15 million in 2012.

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA of $167 million, net of deferred income tax of $5 million, for which MLI-USA receives the benefit. The VODA originated through MetLife's acquisition of Travelers and is reported within other assets in the amount of $164 million and $166 million at December 31, 2007 and 2006, respectively.

     The value of the other identifiable intangibles as discussed above reflects the estimated fair value of the Citigroup/Travelers distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the other intangible assets is 16 years. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Balance at January 1,..................................  $330   $218   $143
Capitalization.........................................   124    129     83
Amortization...........................................   (51)   (17)    (8)
                                                         ----   ----   ----
Balance at December 31,................................  $403   $330   $218
                                                         ====   ====   ====



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $53.9 billion and $50.1 billion at December 31, 2007 and 2006, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


fees and totaled $947 million, $800 million and $467 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     For the years ended December 31, 2007, 2006 and 2005, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  OBLIGATIONS UNDER GUARANTEED INTEREST CONTRACT PROGRAM

     The Company issues fixed and floating rate obligations under its guaranteed interest contract ("GIC") program which are denominated in either U.S. dollars or foreign currencies. During the year ended December 31, 2007, the Company issued $653 million in such obligations and repaid $616 million. During the year ended December 31, 2006, there were no new issuances of such obligations and there were repayments of $1.1 billion. There were no new issuances or repayments of such obligations for the year ended December 31, 2005. Accordingly, at December 31, 2007 and 2006, GICs outstanding, which are included in policyholder account balances, were $5.2 billion and $4.6 billion, respectively. During the years ended December 31, 2007, 2006 and 2005, interest credited on the contracts, which are included in interest credited to policyholder account balances, was $230 million, $163 million and $80 million, respectively.

  OBLIGATIONS UNDER FUNDING AGREEMENTS

     MICC is a member of the Federal Home Loan Bank of Boston (the "FHLB of Boston") and holds $70 million of common stock of the FHLB of Boston at both December 31, 2007 and 2006, which is included in equity securities. MICC has also entered into funding agreements with the FHLB of Boston whereby MICC has issued such funding agreements in exchange for cash and for which the FHLB of Boston has been granted a blanket lien on certain MICC assets, including residential mortgage-backed securities, to collateralize MICC's obligations under the funding agreements. MICC maintains control over these pledged assets, and may use, commingle, encumber or dispose of any portion of the collateral as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by MICC, the FHLB of Boston's recovery on the collateral is limited to the amount of MICC's liability to the FHLB of Boston. The amount of MICC's liability for funding agreements with the FHLB of Boston was $726 million and $926 million at December 31, 2007 and 2006, respectively, which is included in policyholder account balances. The advances on these funding agreements are collateralized by residential mortgage-backed securities with fair values of $901 million and $1.1 billion at December 31, 2007 and 2006, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

     Information regarding the liabilities for unpaid claims and claim expenses relating to group accident and non-medical health policies and contracts, which are reported in future policy benefits, is as follows:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                        --------------------
                                                         2007    2006   2005
                                                        -----   -----   ----
                                                            (IN MILLIONS)
Balance at January 1,.................................  $ 551   $ 512   $ --
  Less: Reinsurance recoverables......................   (403)   (373)    --
                                                        -----   -----   ----
Net balance at January 1,.............................    148     139     --
                                                        -----   -----   ----
Contribution of MetLife Insurance Company of
  Connecticut by MetLife (Note 3).....................     --      --    137
Incurred related to:
  Current year........................................     32      29     19
  Prior years.........................................     (5)      4     (3)
                                                        -----   -----   ----
                                                           27      33     16
                                                        -----   -----   ----
Paid related to:
  Current year........................................     (2)     (2)    (1)
  Prior years.........................................    (24)    (22)   (13)
                                                        -----   -----   ----
                                                          (26)    (24)   (14)
                                                        -----   -----   ----
Net balance at December 31,...........................    149     148    139
  Add: Reinsurance recoverables.......................    463     403    373
                                                        -----   -----   ----
Balance at December 31,...............................  $ 612   $ 551   $512
                                                        =====   =====   ====



     Claims and claim adjustment expenses associated with prior periods decreased by $5 million for the year ended December 31, 2007, increased by $4 million for the year ended December 31, 2006, and decreased by $3 million for the year ended December 31, 2005. In all periods presented, the change was due to differences between actual benefit periods and expected benefit periods for LTC and disability contracts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                            DECEMBER 31,
                                  ---------------------------------------------------------------
                                               2007                             2006
                                  ------------------------------   ------------------------------
                                      IN THE             AT            IN THE             AT
                                  EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                  --------------   -------------   --------------   -------------
                                                           (IN MILLIONS)
ANNUITY CONTRACTS(1)
RETURN OF NET DEPOSITS
Separate account value..........     $  11,337             N/A        $   8,213             N/A
Net amount at risk(2)...........     $      33(3)          N/A        $      --(3)          N/A
Average attained age of
  contractholders...............      62 years             N/A         61 years             N/A
ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
Separate account value..........     $  41,515       $  16,143        $  44,036       $  13,179
Net amount at risk(2)...........     $   1,692(3)    $     245(4)     $   1,422(3)    $      30(4)
Average attained age of
  contractholders...............      56 years        61 years         58 years        60 years



                                                              DECEMBER 31,
                                                        -----------------------
                                                           2007         2006
                                                        ----------   ----------
                                                         SECONDARY    SECONDARY
                                                        GUARANTEES   GUARANTEES
                                                        ----------   ----------
                                                             (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate account)..........   $   2,797    $   3,262
Net amount at risk(2).................................   $  38,621(3) $  48,630(3)
Average attained age of policyholders.................    57 years     57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                      UNIVERSAL AND
                                                                      VARIABLE LIFE
                                              ANNUITY CONTRACTS         CONTRACTS
                                         --------------------------   -------------
                                         GUARANTEED     GUARANTEED
                                            DEATH     ANNUITIZATION     SECONDARY
                                          BENEFITS       BENEFITS       GUARANTEES    TOTAL
                                         ----------   -------------   -------------   -----
                                                            (IN MILLIONS)
Balance at January 1, 2005.............      $--           $--             $--         $--
Incurred guaranteed benefits...........        3            --               9          12
Paid guaranteed benefits...............       --            --              --          --
                                             ---           ---             ---         ---
Balance at December 31, 2005...........        3            --               9          12
Incurred guaranteed benefits...........       --            --              22          22
Paid guaranteed benefits...............       (3)           --              --          (3)
                                             ---           ---             ---         ---
Balance at December 31, 2006...........       --            --              31          31
Incurred guaranteed benefits...........        6            28              34          68
Paid guaranteed benefits...............       (4)           --              --          (4)
                                             ---           ---             ---         ---
Balance at December 31, 2007...........      $ 2           $28             $65         $95
                                             ===           ===             ===         ===



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $45 million, $38 million and $28 million at December 31, 2007, 2006 and 2005, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                          -----------------
                                                            2007      2006
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $40,608   $37,992
  Bond..................................................    2,307     2,831
  Balanced..............................................    4,422     2,790
  Money Market..........................................    1,265       949
  Specialty.............................................      395       460
                                                          -------   -------
     Total..............................................  $48,997   $45,022
                                                          =======   =======



9.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2004. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     MICC's workers' compensation business is reinsured through a 100% quota-share agreement with The Travelers Indemnity Company, an insurance subsidiary of The Travelers Companies, Inc.

     Effective July 1, 2000, MetLife Insurance Company of Connecticut reinsured 90% of its individual LTC insurance business with Genworth Life Insurance Company and its subsidiary ("GLIC"), in the form of indemnity reinsurance agreements. In accordance with the terms of the reinsurance agreements, GLIC will effect assumption and novation of the reinsured contracts, to the extent permitted by law, by July 31, 2008.

     The Company reinsures the new production of fixed annuities and the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                       ---------------------
                                                        2007    2006    2005
                                                       -----   -----   -----
                                                           (IN MILLIONS)
Direct premiums......................................  $ 654   $ 599   $ 413
Reinsurance assumed..................................     17      21      38
Reinsurance ceded....................................   (318)   (312)   (170)
                                                       -----   -----   -----
Net premiums.........................................  $ 353   $ 308   $ 281
                                                       =====   =====   =====
Reinsurance recoverables netted against policyholder
  benefits and claims................................  $ 671   $ 635   $ 560
                                                       =====   =====   =====



     Reinsurance recoverables, included in premiums and other receivables, were $4.9 billion and $4.6 billion at December 31, 2007 and 2006, respectively, including $3.4 billion and $3.0 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off LTC business and $1.2 billion and $1.3 billion at December 31, 2007 and 2006, respectively, relating to reinsurance on the run-off of workers' compensation business. Reinsurance and ceded commissions payables, included in other liabilities, were $128 million and $99 million at December 31, 2007 and 2006, respectively.

     The Company has reinsurance agreements with MetLife and certain of its subsidiaries, including MLIC, Reinsurance Group of America, Incorporated, MetLife Reinsurance Company of South Carolina ("MRSC"), Exeter Reassurance Company, Ltd. ("Exeter"), General American Life Insurance Company ("GALIC"), Mitsui Sumitomo MetLife Insurance Co., Ltd. and MetLife Reinsurance Company of Vermont ("MRV"). At December 31, 2007, the Company had reinsurance-related assets and liabilities from these agreements totaling $3.4 billion and $1.7 billion,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


respectively. At December 31, 2006, comparable assets and liabilities were $2.8 billion and $1.2 billion, respectively.

     The following table reflects related party reinsurance information:

                                                        YEARS ENDED DECEMBER
                                                                 31,
                                                       ----------------------
                                                       2007     2006     2005
                                                       ----     ----     ----
                                                            (IN MILLIONS)
Assumed premiums.....................................  $ 17     $ 21     $ 38
Assumed fees, included in universal life and
  investment-type product policy fees................  $119     $ 65     $194
Assumed fees, included in net investment gains
  (losses)...........................................  $ --     $ --     $  6
Assumed benefits, included in policyholder benefits
  and claims.........................................  $ 18     $ 11     $ 32
Assumed benefits, included in interest credited to
  policyholder account balances......................  $ 53     $ 49     $ 42
Assumed acquisition costs, included in other
  expenses...........................................  $ 39     $ 58     $111
Ceded premiums.......................................  $ 32     $ 21     $ 12
Ceded fees, included in universal life and
  investment-type product policy fees................  $216     $130     $ 93
Interest earned on ceded reinsurance, included in
  other revenues.....................................  $ 85     $ 68     $ 55
Ceded benefits, included in policyholder benefits and
  claims.............................................  $ 95     $ 86     $ 92
Interest costs on ceded reinsurance, included in
  other expenses.....................................  $ 33     $ 77     $182


     The Company has assumed risks related to guaranteed minimum benefit riders from an affiliated joint venture under a reinsurance contract. Such guaranteed minimum benefit riders are embedded derivatives and are included within net investment gains (losses). The assumed amounts were $(113) million, $57 million and $28 million for the years ended December 31, 2007, 2006 and 2005, respectively. These risks have been retroceded in full to another affiliate under a retrocessional agreement resulting in no net impact on net investment gains (losses).

     The Company has also ceded risks related to guaranteed minimum benefit riders written by the Company to another affiliate. The guaranteed minimum benefit riders directly written by the Company are embedded derivatives and changes in their fair value are included within net investment gains (losses). The ceded reinsurance also contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The ceded amounts were $276 million, $(31) million and $5 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     Effective December 20, 2007, MLI-USA recaptured two ceded blocks of business (the "Recaptured Business") from Exeter. The Recaptured Business consisted of two blocks of universal life secondary guarantee risk, one assumed from GALIC, and the other written by MLI-USA. As a result of the recapture, MLI-USA received $258 million of assets from Exeter, reduced receivables from affiliates, included in premiums and other receivables, by $112 million and reduced other assets by $124 million. The recapture resulted in a pre-tax gain of $22 million. Concurrent with the recapture, the same business was ceded to MRV. The cession does not transfer risk to MRV and is therefore accounted for under the deposit method. MLI-USA transferred $258 million of assets to MRV as a result of this cession, and recorded a receivable from affiliates, included in premiums and other receivables, of $258 million.

     Effective December 31, 2007, MLI-USA entered into a reinsurance agreement to cede two blocks of business to MRV, on a 90% coinsurance funds withheld basis. This agreement covered certain term and certain universal life policies issued in 2007 and to be issued during 2008 by MLI-USA. This agreement transfers risk to MRV and, therefore, is accounted for as reinsurance. As a result of the agreement, DAC decreased $136 million, affiliated

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


reinsurance recoverables, included in premiums and other receivables, increased $326 million, MLI-USA recorded a funds withheld liability for $223 million, included in other liabilities, and unearned revenue, included in other policyholder funds, was reduced by $33 million.

     On December 1, 2006, the Company acquired a block of structured settlement business from Texas Life Insurance Company ("Texas Life"), a wholly-owned subsidiary of MetLife, through an assumptive reinsurance agreement. This transaction increased future policy benefits of the Company by $1.3 billion and decreased deferred income tax liabilities by $142 million at December 31, 2006. During the year ended December 31, 2007, the receivable from Texas Life related to premiums and other considerations of $1.2 billion held at December 31, 2006 was settled with $901 million of cash and $304 million of fixed maturity securities.

     Effective January 1, 2005, MLI-USA entered into a reinsurance agreement to assume an in-force block of business from GALIC. This agreement covered certain term and universal life policies issued by GALIC on and after January 1, 2000 through December 31, 2004. This agreement also covered certain term and universal life policies issued on or after January 1, 2005. MLI-USA paid and deferred 100% of a ceding commission to GALIC of $386 million resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005.

10.  LONG-TERM DEBT -- AFFILIATED

     Long-term debt outstanding is as follows:

                                                                      DECEMBER
                                                                        31,
                                                                    -----------
                                                                    2007   2006
                                                                    ----   ----
                                                                        (IN
                                                                     MILLIONS)
Surplus notes, interest rate 7.349%, due 2035.....................  $400   $400
Surplus notes, interest rate LIBOR plus 1.15%, maturity date
  2009............................................................   200     --
Surplus notes, interest rate 5%, due upon request.................    25     25
Surplus notes, interest rate LIBOR plus 0.75%, due upon request...    10     10
                                                                    ----   ----
Total long-term debt -- affiliated................................  $635   $435
                                                                    ====   ====



     MetLife Credit Corp., an affiliate, is the holder of a surplus note issued by the Company during the fourth quarter of 2007 in the amount of $200 million at December 31, 2007.

     MetLife is the holder of a surplus note issued by MLI-USA in the amount of $400 million at December 31, 2007 and 2006.

     MLIG is the holder of two surplus notes issued by MLI-USA in the amounts of $25 million and $10 million at both December 31, 2007 and 2006. These surplus notes may be redeemed, in whole or in part, at the election of the Company at any time, subject to the prior approval of the insurance department of the state of domicile.

     Payments of interest and principal on these surplus notes may be made only with the prior approval of the insurance department of the state of domicile.

     The aggregate maturities of long-term debt as of December 31, 2007 are $200 million in 2009, $400 million in 2035, and $35 million payable upon request and regulatory approval.

     Interest expense related to the Company's indebtedness, included in other expenses, was $33 million, $31 million and $25 million for the years ended December 31, 2007, 2006 and 2005, respectively.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  INCOME TAXES

     The provision for income tax from continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Current:
  Federal..............................................  $(10)  $ 18   $ (3)
  State and local......................................     4     --     (2)
  Foreign..............................................     1     --     --
                                                         ----   ----   ----
  Subtotal.............................................    (5)    18     (5)
                                                         ----   ----   ----
Deferred:
  Federal..............................................  $306   $212   $162
  State and local......................................    --     (2)    (1)
  Foreign..............................................   (19)    --     --
                                                         ----   ----   ----
  Subtotal.............................................   287    210    161
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                             YEARS ENDED
                                                            DECEMBER 31,
                                                         ------------------
                                                         2007   2006   2005
                                                         ----   ----   ----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...................  $342   $288   $191
Tax effect of:
  Tax-exempt investment income.........................   (65)   (62)   (27)
  Prior year tax.......................................     9     (9)    (9)
  Foreign tax rate differential and change in valuation
     allowance.........................................    (5)    12     --
  State tax, net of federal benefit....................     3     --      2
  Other, net...........................................    (2)    (1)    (1)
                                                         ----   ----   ----
Provision for income tax...............................  $282   $228   $156
                                                         ====   ====   ====


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                              DECEMBER 31,
                                                           -----------------
                                                             2007      2006
                                                           -------   -------
                                                             (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves................  $ 1,929   $ 2,238
  Net unrealized investment losses.......................      195       171
  Capital loss carryforwards.............................      150       155
  Investments............................................       54        63
  Net operating loss carryforwards.......................       42        10
  Tax credits............................................       20        --
  Operating lease reserves...............................       13        13
  Employee benefits......................................       --         3
  Litigation-related.....................................       --         1
  Other..................................................       15        20
                                                           -------   -------
                                                             2,418     2,674
  Less: Valuation allowance..............................       --         4
                                                           -------   -------
                                                             2,418     2,670
                                                           -------   -------
Deferred income tax liabilities:
  DAC and VOBA...........................................   (1,570)   (1,663)
                                                           -------   -------
                                                            (1,570)   (1,663)
                                                           -------   -------
Net deferred income tax asset............................  $   848   $ 1,007
                                                           =======   =======



     Domestic net operating loss carryforwards amount to $29 million at December 31, 2007 and will expire beginning in 2025. Foreign net operating loss carryforwards amount to $113 million at December 31, 2007 with indefinite expiration. Capital loss carryforwards amount to $430 million at December 31, 2007 and will expire beginning in 2010. Tax credit carryforwards amount to $20 million at December 31, 2007.

     The Company has recorded a valuation allowance related to tax benefits of certain foreign net operating loss carryforwards. The valuation allowance reflects management's assessment, based on available information, that it is more likely than not that the deferred income tax asset for certain foreign net operating loss carryforwards will not be realized. The tax benefit will be recognized when management believes that it is more likely than not that these deferred income tax assets are realizable. In 2007, the Company recorded a reduction of $4 million to the deferred income tax valuation allowance related to certain foreign net operating loss carryforwards.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. With a few exceptions, the Company is no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2003 and is no longer subject to foreign income tax examinations for the years prior to 2006.

     The adoption of FIN 48 did not have a material impact on the Company's consolidated financial statements. The Company reclassified, at adoption, $64 million of deferred income tax liabilities, for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility, to the liability for unrecognized tax benefits. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


accelerate the payment of cash to the taxing authority to an earlier period. The total amount of unrecognized tax benefits as of January 1, 2007 that would affect the effective tax rate, if recognized, was $5 million. The Company also had less than $1 million of accrued interest, included within other liabilities, as of January 1, 2007. The Company classifies interest accrued related to unrecognized tax benefits in interest expense, while penalties are included within income tax expense.

     As of December 31, 2007, the Company's total amount of unrecognized tax benefits is $53 million and there are no amounts of unrecognized tax benefits that would affect the effective tax rate, if recognized. The total amount of unrecognized tax benefit decreased by $11 million from the date of adoption primarily due to a settlement reached with the Internal Revenue Service ("IRS") with respect to a post-sale purchase price adjustment. As a result of the settlement, an item within the liability for unrecognized tax benefits, in the amount of $6 million, was reclassified to deferred income taxes. The Company does not anticipate any material change in the total amount of unrecognized tax benefits over the ensuing 12 month period.

     A reconciliation of the beginning and ending amount of unrecognized tax benefits for the year ended December 31, 2007, is as follows:

                                                            TOTAL UNRECOGNIZED
                                                               TAX BENEFITS
                                                            ------------------
                                                               (IN MILLIONS)
Balance at January 1, 2007 (date of adoption).............          $64
Reductions for tax positions of prior years...............           (2)
Additions for tax positions of current year...............            5
Reductions for tax positions of current year..............           (8)
Settlements with tax authorities..........................           (6)
                                                                    ---
Balance at December 31, 2007..............................          $53
                                                                    ===



     During the year ended December 31, 2007, the Company recognized $2 million in interest expense associated with the liability for unrecognized tax benefits. As of December 31, 2007, the Company had $3 million of accrued interest associated with the liability for unrecognized tax benefits, an increase of $2 million from the date of adoption.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the year ended December 31, 2007, the Company recognized an income tax benefit of $64 million related to the separate account DRD.

     The Company will file a consolidated tax return with its includable subsidiaries. Non-includable subsidiaries file either separate individual corporate tax returns or separate consolidated tax returns. Under the tax allocation agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by such tax allocation agreement.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

12. CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2007.

     The Company has faced numerous claims, including class action lawsuits, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to vigorously defend against the claims in all pending matters. Some sales practices claims have been resolved through settlement. Other sales practices claims have been won by dispositive motions or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

     Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor or taxpayer. Further, federal, state or industry regulatory or governmental authorities may conduct investigations, serve subpoenas or make other inquiries concerning a wide variety of issues, including the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows in particular quarterly or annual periods.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2007   2006
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Other Assets:
     Premium tax offset for future undiscounted assessments..   $ 8    $ 9
     Premium tax offsets currently available for paid
       assessments...........................................     1      1
                                                                ---    ---
                                                                $ 9    $10
                                                                ===    ===
Liability:
  Insolvency assessments.....................................   $17    $19
                                                                ===    ===



     Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2007, 2006 and 2005.

COMMITMENTS

  LEASES

     The Company, as lessee, has entered into lease agreements for office space. Future sublease income is projected to be insignificant. Future minimum rental income and minimum gross rental payments relating to these lease agreements are as follows:

                                                                      GROSS
                                                           RENTAL    RENTAL
                                                           INCOME   PAYMENTS
                                                           ------   --------
                                                             (IN MILLIONS)
2008.....................................................    $ 3       $15
2009.....................................................    $ 3       $ 8
2010.....................................................    $ 3       $ 6
2011.....................................................    $ 3       $ 6
2012.....................................................    $ 3       $--
Thereafter...............................................    $80       $--

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $1.4 billion and $616 million at December 31, 2007 and 2006, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $626 million and $665 million at December 31, 2007 and 2006, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES AND PRIVATE CORPORATE BOND INVESTMENTS

     The Company commits to lend funds under bank credit facilities and private corporate bond investments. The amounts of these unfunded commitments were $488 million and $173 million at December 31, 2007 and 2006, respectively.

  OTHER COMMITMENTS

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At December 31, 2007, the Company had agreed to fund up to $60 million of cash upon the request of an affiliate and had transferred collateral consisting of various securities with a fair market value of $73 million to custody accounts to secure the notes. The counterparties are permitted by contract to sell or repledge this collateral.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, such as in the case of MetLife International Insurance Company, Ltd. ("MLII"), a former affiliate, discussed below, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     The Company has provided a guarantee on behalf of MLII that is triggered if MLII cannot pay claims because of insolvency, liquidation or rehabilitation. During the second quarter of 2007, MLII was sold to a third party. Life insurance coverage in-force, representing the maximum potential obligation under this guarantee, was $434 million and $444 million at December 31, 2007 and 2006, respectively. The Company does not have any collateral related to this guarantee, but has recorded a liability of $1 million that was based on the total account value of the guaranteed policies plus the amounts retained per policy at December 31, 2007. The remainder of the risk was ceded to external reinsurers. The Company did not have a recorded liability related to this guarantee at December 31, 2006.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     In connection with synthetically created investment transactions, the Company writes credit default swap obligations that generally require payment of principal outstanding due in exchange for the referenced credit obligation. If a credit event, as defined by the contract, occurs the Company's maximum amount at risk, assuming the value of the referenced credits becomes worthless, was $324 million at December 31, 2007. The credit default swaps expire at various times during the next ten years.

13.  EMPLOYEE BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating affiliate in qualified and non-qualified, noncontributory defined benefit pension and other postretirement plans sponsored by MLIC. Employees were credited with prior service recognized by Citigroup, solely (with regard to pension purposes) for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the Acquisition Date. Net periodic expense related to these plans was based on the employee population at the beginning of the year. During 2006, the employees of the Company were transferred to MetLife Group, Inc., a wholly-owned subsidiary of MetLife ("MetLife Group"), therefore no pension expense was allocated to the Company for the year ended December 31, 2007. Pension expense of $8 million related to the MLIC plans was allocated to the Company for the year ended December 31, 2006. There were no expenses allocated to the Company for the six months ended December 31, 2005.

14.  EQUITY

  COMMON STOCK

     The Company has 40,000,000 authorized shares of common stock, 34,595,317 shares of which are outstanding as of December 31, 2007. Of such outstanding shares, 30,000,000 shares are owned directly by MetLife, Inc. and the remaining shares are owned by MLIG.

  CAPITAL CONTRIBUTIONS

     On September 30, 2006, MLI-USA received a capital contribution from MetLife of $162 million in the form of intangible assets related to VODA, and the associated deferred income tax liability, which is more fully described in Note 8.

     See also Note 3 for information related to the change in the reporting entity.

  STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Insurance Company of Connecticut and MLI-USA each exceeded the minimum RBC requirements for all periods presented herein.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Connecticut Insurance Department and the Delaware Department of Insurance have adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in Connecticut and Delaware, respectively. Modifications by the various state insurance departments may impact the effect of Codification on the statutory capital and surplus of MetLife Insurance Company of Connecticut and MLI-USA.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to purchase accounting adjustments made as a result of the Acquisition.

     Statutory net income of MetLife Insurance Company of Connecticut, a Connecticut domiciled insurer, was $1.1 billion, $856 million and $1.0 billion for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Connecticut Insurance Department, was $4.2 billion and $4.1 billion at December 31, 2007 and 2006, respectively. Due to the merger of MLAC with and into MetLife Insurance Company of Connecticut, the 2006 statutory net income balance was adjusted.

     Statutory net loss of MLI-USA, a Delaware domiciled insurer, was $1.1 billion, $116 million and $227 million for the years ended December 31, 2007, 2006 and 2005, respectively. Statutory capital and surplus, as filed with the Delaware Insurance Department, was $584 million and $575 million at December 31, 2007 and 2006, respectively.

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, MetLife Insurance Company of Connecticut is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. MetLife Insurance Company of Connecticut will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Connecticut Commissioner") and the Connecticut Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Connecticut Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition on July 1, 2005, under Connecticut State Insurance Law, all dividend payments by MetLife Insurance Company of Connecticut through June 30, 2007 required prior approval of the Connecticut Commissioner. In the third quarter of 2006, after receiving regulatory approval from the Connecticut Commissioner, MetLife Insurance Company of Connecticut paid a $917 million dividend. Of that amount,

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$259 million was a return of capital. In the fourth quarter of 2007, MetLife Insurance Company of Connecticut paid a dividend of $690 million. Of that amount, $404 million was a return of capital as approved by the insurance regulator. During 2008, MetLife Insurance Company of Connecticut is permitted to pay, without regulatory approval, a dividend of $1,026 million.

     Under Delaware State Insurance Law, MLI-USA is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to its parent as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or
(ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized capital gains). MLI-USA will be permitted to pay a cash dividend to MetLife Insurance Company of Connecticut in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner of Insurance ("Delaware Commissioner") and the Delaware Commissioner does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as unassigned funds) as of the last filed annual statutory statement requires insurance regulatory approval. Under Delaware State Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. MLI-USA did not pay dividends for the years ended December 31, 2007 and 2006. Because MLI-USA's statutory unassigned funds surplus is negative, MLI-USA cannot pay any dividends without prior approval of the Delaware Commissioner in 2008.

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2007, 2006 and 2005 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                        YEARS ENDED DECEMBER
                                                                31,
                                                      -----------------------
                                                       2007    2006     2005
                                                      -----   -----   -------
                                                           (IN MILLIONS)
Holding gains (losses) on investments arising during
  the year..........................................  $(358)  $(434)  $(1,148)
Income tax effect of holding gains (losses).........    122     147       402
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income............................    260     487       295
  Amortization of premiums and accretion of
     discounts associated with investments..........     --      60        96
  Income tax effect.................................    (88)   (186)     (137)
Allocation of holding gains on investments relating
  to other policyholder amounts.....................     27      42        71
Income tax effect of allocation of holding gains to
  other policyholder amounts........................    (10)    (14)      (25)
                                                      -----   -----   -------
Net unrealized investment gains (losses)............    (47)    102      (446)
                                                      -----   -----   -------
Foreign currency translation adjustment.............     26      (2)        2
                                                      -----   -----   -------
Other comprehensive income (loss)...................  $ (21)  $ 100   $  (444)
                                                      =====   =====   =======


                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

15.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                      --------------------------
                                                        2007      2006     2005
                                                      -------   -------   ------
                                                             (IN MILLIONS)
Compensation........................................  $   125   $   134   $  106
Commissions.........................................      633       712      931
Interest and debt issue costs.......................       35        31       25
Amortization of DAC and VOBA........................      740       488      288
Capitalization of DAC...............................     (682)     (721)    (886)
Rent, net of sublease income........................        5        11        7
Minority interest...................................       --        26        1
Insurance tax.......................................       44        42       10
Other...............................................      555       450      196
                                                      -------   -------   ------
  Total other expenses..............................   $1,455    $1,173    $ 678
                                                      =======   =======   ======



     See Notes 9, 10 and 19 for discussion of affiliated expenses included in the table above.

16.  BUSINESS SEGMENT INFORMATION

     The Company has two operating segments, Individual and Institutional, as well as Corporate & Other. These segments are managed separately because they either provide different products and services, require different strategies or have different technology requirements.

     Individual offers a wide variety of protection and asset accumulation products, including life insurance, annuities and mutual funds. Institutional offers a broad range of group insurance and retirement & savings products and services, including group life insurance and other insurance products and services. Corporate & Other contains the excess capital not allocated to the business segments, various start-up entities and run-off business, the Company's ancillary international operations, interest expense related to the majority of the Company's outstanding debt, expenses associated with certain legal proceedings and the elimination of intersegment transactions.

     Economic capital is an internally developed risk capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model accounts for the unique and specific nature of the risks inherent in MetLife's businesses. As a part of the economic capital process, a portion of net investment income is credited to the segments based on the level of allocated equity.

     Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2007, 2006 and 2005. The accounting policies of the segments are the same as those of the Company, except for the method of capital allocation and the accounting for gains (losses) from intercompany sales, which are eliminated in consolidation. Subsequent to the Acquisition Date, the Company allocates equity to each segment based upon the economic capital model used by MetLife that allows MetLife and the Company to effectively manage their capital. The Company evaluates the performance of each segment based upon net income excluding net investment gains (losses), net of income tax, and adjustments related to net investment gains (losses), net of income tax.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2007                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   295       $    34        $    24     $    353
Universal life and investment-type product
  policy fees...............................      1,370            39              2        1,411
Net investment income.......................      1,090         1,510            293        2,893
Other revenues..............................        237            14             --          251
Net investment gains (losses)...............        116          (314)            --         (198)
Policyholder benefits and claims............        479           466             33          978
Interest credited to policyholder account
  balances..................................        661           643             --        1,304
Other expenses..............................      1,329            50             76        1,455
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        639           124            210          973
Provision for income tax....................        227            41             14          282
                                                -------       -------        -------     --------
Income from continuing operations...........        412            83            196          691
Income from discontinued operations, net of
  income tax................................         --             4             --            4
                                                -------       -------        -------     --------
Net income..................................    $   412       $    87        $   196     $    695
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $82,214       $35,173        $11,195     $128,582
DAC and VOBA................................    $ 4,930       $    16        $     2     $  4,948
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $51,398       $ 2,469        $    --     $ 53,867
Policyholder liabilities....................    $24,122       $26,169        $ 4,933     $ 55,224
Separate account liabilities................    $51,398       $ 2,469        $    --     $ 53,867

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

FOR THE YEAR ENDED                                                         CORPORATE &
DECEMBER 31, 2006                             INDIVIDUAL   INSTITUTIONAL      OTHER        TOTAL
------------------                            ----------   -------------   -----------   --------
                                                                 (IN MILLIONS)
STATEMENT OF INCOME:
Premiums....................................    $   218       $    65        $    25     $    308
Universal life and investment- type product
  policy fees...............................      1,244            24             --        1,268
Net investment income.......................        985         1,449            405        2,839
Other revenues..............................        195            15              2          212
Net investment gains (losses)...............       (194)         (282)           (45)        (521)
Policyholder benefits and claims............        315           450             27          792
Interest credited to policyholder account
  balances..................................        669           647             --        1,316
Other expenses..............................      1,045            16            112        1,173
                                                -------       -------        -------     --------
Income from continuing operations before
  provision for income tax..................        419           158            248          825
Provision for income tax....................        145            55             28          228
                                                -------       -------        -------     --------
Net income..................................    $   274       $   103        $   220     $    597
                                                =======       =======        =======     ========
BALANCE SHEET:
Total assets................................    $76,897       $35,982        $11,208     $124,087
DAC and VOBA................................    $ 4,946       $   165        $    --     $  5,111
Goodwill....................................    $   234       $   312        $   407     $    953
Separate account assets.....................    $47,566       $ 2,501        $    --     $ 50,067
Policyholder liabilities....................    $24,429       $27,391        $ 4,446     $ 56,266
Separate account liabilities................    $47,566       $ 2,501        $    --     $ 50,067



FOR THE YEAR ENDED                                                        CORPORATE &
DECEMBER 31, 2005(1)                         INDIVIDUAL   INSTITUTIONAL      OTHER       TOTAL
--------------------                         ----------   -------------   -----------   ------
                                                               (IN MILLIONS)
STATEMENT OF INCOME:
Premiums...................................     $ 152          $116           $ 13      $  281
Universal life and investment-type product
  policy fees..............................       845            17             --         862
Net investment income......................       530           712            196       1,438
Other revenues.............................       121            10              1         132
Net investment gains (losses)..............      (113)          (87)             2        (198)
Policyholder benefits and claims...........       224           324             22         570
Interest credited to policyholder account
  balances.................................       417           303             --         720
Other expenses.............................       640            30              8         678
                                                -----          ----           ----      ------
Income from continuing operations before
  provision for income tax.................       254           111            182         547
Provision for income tax...................        53            38             65         156
                                                -----          ----           ----      ------
Net income.................................     $ 201          $ 73           $117      $  391
                                                =====          ====           ====      ======



--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and its subsidiaries and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Net investment income and net investment gains (losses) are based upon the actual results of each segment's specifically identifiable asset portfolio adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee compensation costs incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

     Revenues derived from any customer did not exceed 10% of consolidated revenues for the years ended December 31, 2007, 2006 and 2005. Substantially all of the Company's revenues originated in the United States.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     In the Institutional segment, the Company had net investment income of $1 million, net investment gains of $5 million and income tax of $2 million related to discontinued operations resulting in income from discontinued operations of $4 million, net of income tax, for the year ended December 31, 2007. The Company had $1 million of investment income and $1 million of investment expense resulting in no change to net investment income for the year ended December 31, 2006. The Company did not have investment income or expense related to discontinued operations for the year ended December 31, 2005.

     There was no carrying value of real estate related to discontinued operations at December 31, 2007. The carrying value of real estate related to discontinued operations was $7 million at December 31, 2006.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. The implementation of SFAS 157 may impact the fair value assumptions and methodologies associated with the valuation of assets and liabilities. See also Note 1 regarding the adoption of SFAS 157.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Amounts related to the Company's financial instruments are as follows:

                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2007                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $45,671     $45,671
  Equity securities..............................              $   952     $   952
  Mortgage and consumer loans....................              $ 4,404     $ 4,407
  Policy loans...................................              $   913     $   913
  Short-term investments.........................              $ 1,335     $ 1,335
  Cash and cash equivalents......................              $ 1,774     $ 1,774
  Accrued investment income......................              $   637     $   637
  Mortgage loan commitments......................    $626      $    --     $   (11)
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $488      $    --     $   (31)
Liabilities:
  Policyholder account balances..................              $28,112     $27,707
  Long-term debt -- affiliated...................              $   635     $   609
  Payables for collateral under securities loaned
     and other transactions......................              $10,471     $10,471



                                                   NOTIONAL   CARRYING    ESTIMATED
                                                    AMOUNT      VALUE    FAIR VALUE
DECEMBER 31, 2006                                  --------   --------   ----------
                                                             (IN MILLIONS)
Assets:
  Fixed maturity securities......................              $47,846     $47,846
  Equity securities..............................              $   795     $   795
  Mortgage and consumer loans....................              $ 3,595     $ 3,547
  Policy loans...................................              $   918     $   918
  Short-term investments.........................              $   777     $   777
  Cash and cash equivalents......................              $   649     $   649
  Accrued investment income......................              $   597     $   597
  Mortgage loan commitments......................    $665      $    --     $     1
  Commitments to fund bank credit facilities and
     private corporate bond investments..........    $173      $    --     $    --
Liabilities:
  Policyholder account balances..................              $29,780     $28,028
  Long-term debt -- affiliated...................              $   435     $   425
  Payables for collateral under securities loaned
     and other transactions......................              $ 9,155     $ 9,155

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE AND CONSUMER LOANS, MORTGAGE LOAN COMMITMENTS, COMMITMENTS TO FUND BANK CREDIT FACILITIES, AND PRIVATE CORPORATE BOND INVESTMENTS

     Fair values for mortgage and consumer loans are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, commitments to fund bank credit facilities, and private corporate bond investments the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximate fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

  LONG-TERM DEBT -- AFFILIATED

     The fair values of long-term debt are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, caps, floors, and options are based upon quotations obtained from dealers or other reliable sources. See Note 5 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

  SERVICE AGREEMENTS

     The Company has entered into a Master Service Agreement with MLIC, which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $170 million, $93 million and $15 million, included in other expenses, for services performed under the Master Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into a Service Agreement with MetLife Group, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $107 million, $154 million and $49 million, included in other expenses, for services performed under the Service Agreement for the years ended December 31, 2007, 2006 and 2005, respectively.

     The Company has entered into various additional agreements with other affiliates for services necessary to conduct its activities. Typical services provided under these additional agreements include management, policy administrative functions and distribution services. Expenses and fees incurred with affiliates related to these agreements, recorded in other expenses, were $198 million, $190 million and $48 million for the years ended December 31, 2007, 2006 and 2005, respectively.

     In 2005, the Company entered into Broker-Dealer Wholesale Sales Agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $89 million and $65 million, included in other expenses, for the years ended December 31, 2007 and 2006, respectively. The Company did not incur any such expenses for the year ended December 31, 2005.

     The Company had net payables to affiliates of $27 million and $9 million at December 31, 2007 and 2006, respectively, related to the expenses discussed above. These payables exclude affiliated reinsurance expenses discussed in Note 9.

     See Notes 4, 8, 9 and 10 for additional related party transactions.

20.  SUBSEQUENT EVENT

     On April 1, 2008, MICC entered into an agreement to issue a $750 million surplus note to MetLife Capital Trust X, an affiliate, with an interest rate of 8.595%.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2007
                                  (IN MILLIONS)

                                                                                     AMOUNT AT
                                                      COST OR         ESTIMATED   WHICH SHOWN ON
                                                AMORTIZED COST (1)   FAIR VALUE    BALANCE SHEET
TYPE OF INVESTMENTS                             ------------------   ----------   --------------
Fixed Maturity Securities:
  Bonds:
     U.S. Treasury/agency securities..........        $ 3,976          $ 4,091        $ 4,091
     State and political subdivision
       securities.............................            611              575            575
     Foreign government securities............            635              688            688
     Public utilities.........................          2,546            2,500          2,500
     All other corporate bonds................         19,661           19,242         19,242
  Mortgage-backed and asset-backed
     securities...............................         17,332           17,207         17,207
  Redeemable preferred stock..................          1,503            1,368          1,368
                                                      -------          -------        -------
     Total fixed maturity securities..........         46,264           45,671         45,671
                                                      -------          -------        -------
Equity Securities:
  Common stock:
     Banks, trust and insurance companies.....              1                1              1
     Industrial, miscellaneous and all other..            214              216            216
  Non-redeemable preferred stock..............            777              735            735
                                                      -------          -------        -------
     Total equity securities..................            992              952            952
                                                      -------          -------        -------
Mortgage and consumer loans...................          4,404                           4,404
Policy loans..................................            913                             913
Real estate and real estate joint ventures....            541                             541
Other limited partnership interests...........          1,130                           1,130
Short-term investments........................          1,335                           1,335
Other invested assets.........................          1,445                           1,445
                                                      -------                         -------
       Total investments......................        $57,024                         $56,391
                                                      =======                         =======



--------

   (1) Cost or amortized cost for fixed maturity securities and mortgage and consumer loans represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or discounts; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; for real estate, cost represents original cost reduced by writedowns and adjusted for valuation allowances and depreciation; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                             DAC       FUTURE POLICY     POLICYHOLDER
                                             AND    BENEFITS AND OTHER      ACCOUNT       UNEARNED
SEGMENT                                     VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE (1)
-------                                    ------   ------------------   ------------   -----------
2007
Individual...............................  $4,930         $ 4,022           $20,100         $342
Institutional............................      16          12,570            13,599           --
Corporate & Other........................       2           4,761               172            1
                                           ------         -------           -------         ----
                                           $4,948         $21,353           $33,871         $343
                                           ======         =======           =======         ====
2006
Individual...............................  $4,946         $ 3,769           $20,660         $260
Institutional............................     165          12,895            14,496            3
Corporate & Other........................      --           4,503               (57)          --
                                           ------         -------           -------         ----
                                           $5,111         $21,167           $35,099         $263
                                           ======         =======           =======         ====
2005
Individual...............................  $4,753         $ 3,452           $21,403         $141
Institutional............................     161          11,880            16,460            1
Corporate & Other........................      --           4,305               (23)          --
                                           ------         -------           -------         ----
                                           $4,914         $19,637           $37,840         $142
                                           ======         =======           =======         ====



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                           SCHEDULE III -- (CONTINUED)

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        DECEMBER 31, 2007, 2006 AND 2005
                                  (IN MILLIONS)

                                                                          AMORTIZATION OF
                               PREMIUM         NET        POLICYHOLDER      DAC AND VOBA       OTHER
                             REVENUE AND   INVESTMENT     BENEFITS AND       CHARGED TO      OPERATING   PREMIUMS WRITTEN
SEGMENT                    POLICY CHARGES    INCOME    INTEREST CREDITED   OTHER EXPENSES  EXPENSES (1)  (EXCLUDING LIFE)
-------                    --------------  ----------  -----------------  ---------------  ------------  ----------------
2007
Individual...............      $1,665        $1,090          $1,140             $717           $612             $--
Institutional............          73         1,510           1,109               23             27               7
Corporate & Other........          26           293              33               --             76              25
                               ------        ------          ------             ----           ----             ---
                               $1,764        $2,893          $2,282             $740           $715             $32
                               ======        ======          ======             ====           ====             ===
2006
Individual...............      $1,462        $  985          $  984             $481           $564             $--
Institutional............          89         1,449           1,097                6             10               9
Corporate & Other........          25           405              27                1            111              25
                               ------        ------          ------             ----           ----             ---
                               $1,576        $2,839          $2,108             $488           $685             $34
                               ======        ======          ======             ====           ====             ===
2005 (2)
Individual...............      $  997        $  530          $  641             $287           $353             $--
Institutional............         133           712             627                1             29               9
Corporate & Other........          13           196              22               --              8              13
                               ------        ------          ------             ----           ----             ---
                               $1,143        $1,438          $1,290             $288           $390             $22
                               ======        ======          ======             ====           ====             ===



--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

   (2) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        DECEMBER 31, 2007, 2006 AND 2005

                                  (IN MILLIONS)

                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2007
Life insurance in-force.............    $189,630     $152,943   $13,934     $50,621      27.5%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    384     $     82   $    17     $   319       5.3%
Accident and health.................         270          236        --          34        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    654     $    318   $    17     $   353       4.8%
                                        ========     ========   =======     =======




                                                                                       % AMOUNT
                                                                                        ASSUMED
                                      GROSS AMOUNT     CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   --------   -------   ----------   --------
2006
Life insurance in-force.............    $153,390     $119,281   $14,374     $48,483      29.6%
                                        ========     ========   =======     =======
Insurance premium
Life insurance......................    $    323     $     72   $    21     $   272       7.7%
Accident and health.................         276          240        --          36        --%
                                        --------     --------   -------     -------
  Total insurance premium...........    $    599     $    312   $    21     $   308       6.8%
                                        ========     ========   =======     =======




                                                                                      % AMOUNT
                                                                                       ASSUMED
                                      GROSS AMOUNT    CEDED    ASSUMED   NET AMOUNT    TO NET
                                      ------------   -------   -------   ----------   --------
2005 (1)
Life insurance in-force.............    $126,362     $93,686   $16,921     $49,597      34.1%
                                        ========     =======   =======     =======
Insurance premium
Life insurance......................    $    269     $    45   $    38     $   262      14.5%
Accident and health.................         144         125        --          19        --%
                                        --------     -------   -------     -------
  Total insurance premium...........    $    413     $   170   $    38     $   281      13.5%
                                        ========     =======   =======     =======



     For the year ended December 31, 2007, reinsurance ceded and assumed included affiliated transactions of $32 million and $17 million, respectively. For the year ended December 31, 2006, both reinsurance ceded and assumed included affiliated transactions of $21 million. For the year ended December 31, 2005, reinsurance ceded and assumed included affiliated transactions of $12 million and $38 million, respectively.

--------

   (1) Includes six months of results for MetLife Insurance Company of Connecticut and twelve months of results for MLI-USA.

                       METLIFE RETIREMENT ACCOUNT ANNUITY



                       STATEMENT OF ADDITIONAL INFORMATION



           METLIFE OF CT SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES



                                    ISSUED BY



                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415


MIC-BOOK 21                                                       APRIL 28, 2008

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


     (1)  Statement of Assets and Liabilities as of December 31, 2007



     (2)  Statement of Operations for the year ended December 31, 2007



     (3) Statement of Changes in Net Assets for the years ended December 31, 2007 and 2006


     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Insurance Company of Connecticut and subsidiaries (formerly The Travelers Insurance Company) and the reports of Independent Registered Public Accounting Firms, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Insurance Company of Connecticut and subsidiaries include:


     (1)  Consolidated Balance Sheets as of December 31, 2007 and 2006



     (2) Consolidated Statements of Income for the years ended December 31, 2007 and 2006, and for the six months ended December 31, 2005 and June 30, 2005



     (3) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2007 and 2006, and for the six months ended December 31, 2005 and June 30, 2005



     (4) Consolidated Statements of Cash Flows for the years ended December 31, 2007 and 2006, and for the six months ended December 31, 2005 and June 30, 2005


     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
1.          Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-58783, filed July 9, 1998.)

2.          Not Applicable.

3(a).       Distribution and Principal Underwriting among the Registrant, The Travelers
            Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 3(a) to Post-Effective Amendment No. 3 to the Registration
            Statement on Form N-4, File No. 333-58783, filed February 26, 2001.)

3(a)(i).    Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-
            13472 filed on November 7, 2006.)

3(b).       Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to
            Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No.
            333-65942, filed April 15, 2003.)

3(c).       Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
            to the Registration Statement on Form N-4, File No. 033-65343 filed April 5,
            2006.)

3(d).       Master Retail Sales Agreement (MLIDC). (Incorporated herein by reference to
            Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for
            Variable Annuities to the Registration Statement on Form N-4, File No. 033-
            65343/811-07465 filed April 4, 2007.)

3(e).       Services Agreement between MetLife Investors Distribution Company and MetLife
            Insurance Company of Connecticut and Amendment No. 1 to Services Agreement.
            (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No.
            15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form
            N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
4(a).       Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-
            Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-
            58783, filed November 3, 1998.)

4(b).       Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c)
            to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File
            No. 033-65343 filed April 5, 2006).

4(c).       Individual Retirement Annuity Qualification Rider. L-22445 1-08. Filed herewith.

4(d).       Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt
            Employer. L-22466 8-07. Filed herewith.

5.          1)  Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective
                Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58783,
                filed November 3, 1998.)

                 a.  The Travelers Insurance Company, The Travelers Life and Annuity Company,
                     Deferred Variable Annuity Application Rev. 5-05, National app L-22213*

                 b.  The Travelers Insurance Company, The Travelers Life and Annuity Company,
                     Deferred Variable Annuity Application Rev. 7-05 National app L-22213*

                 c.  The Travelers Insurance Company, The Travelers Life and Annuity Company,
                     Deferred Variable Annuity Application Rev. 11-05 National app L-22213*

                 d.  The Travelers Insurance Company, The Travelers Life and Annuity Company,
                     Deferred Variable Annuity Application Rev. 1-06 National app L-22213*

                 e.  The Travelers Insurance Company, The Travelers Life and Annuity Company,
                     Master Application for Group Deferred Variable Annuity L22534 TRA Master
                     App 7-05*

                 f.  The Travelers Insurance Company for Group Deferred Variable Annuity
                     Application (New York) L-22535NY 5-05*

                 g.  The Travelers Insurance Company for Group Deferred Variable Annuity
                     Application (New York) L-22535NY 6-05*

                 h.  The Travelers Insurance Company for Group Deferred Variable Annuity
                     Application (New York) L-22535NY 7-05*

                 i.  The Travelers Insurance Company for Group Deferred Variable Annuity
                     Application (New York) L-22535NY 7-05*

                 j.  The Travelers Insurance Company for Group Deferred Variable Annuity
                     Application (New York) L-22535NY 11-05*

                 k.  The Travelers Insurance Company for Group Deferred Variable Annuity
                     Application (New York) L-22535NY 1-06*

                      *  (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed
                         April 10, 2006.)

                 l.  Systematic Withdrawal Program MetLife Retirement Account L-19066SWP Order
                     # L-19244 1 Rev. 11/06.   (Incorporated herein by reference to Exhibit
                     5(1)(l) to Post-Effective Amendment No. 13 to this Registration Statement on Form N-4, File No. 333-58783 filed April 6, 2007.)

                 m.  Dollar Cost Averaging Program MetLife Retirement Account L-19066DCA Order
                     # L-19243; Rev. 11/06.  (Incorporated herein by reference to Exhibit
                     5(1)(m) to Post-Effective Amendment No. 13 to this Registration Statement on Form N-4, File No. 333-58783 filed April 6, 2007.)

            2)  Form of Variable Annuity Application. (Incorporated herein by reference to
                Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
                Variable Annuities to the Registration Statement on Form N-4, File No. 033-
                65343 filed April 5, 2006.)

6(a).       Charter of The Travelers Insurance Company, as amended on October 19, 1994.
            (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on
            Form N-4, File No. 333-40193, filed November 13, 1997.)

            1)  Certificate of Amendment of the Charter as Amended and Restated of The
                Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers
                Fund ABD for Variable Annuities Registration Statement on Form N-4 , File No.
                033-65343 filed April 5, 2006.)

            2)  Certificate of Correction of MetLife Insurance Company of Connecticut, to the
                Amendment to the Charter as Amended and Restated of The Travelers Insurance
                Company, dated and executed as of the 4(th) day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No.16 to
                the Registration Statement on Form N-4, File 333-00165 filed October 31,
                2007.)


 EXHIBIT
  NUMBER    DESCRIPTION
 -------    -----------
6(b).       By-Laws of The Travelers Insurance Company, as amended on October 20, 1994.
            (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on
            Form N-4, File No. 333-40193, filed November 13, 1997.)

6(c).       Certificate of Amendment of the Charter as Amended and Restated of The Travelers
            Insurance Company effective May 1, 2006. (Incorporated herein by reference to
            Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
            Registration Statement on Form N-4 , File No. 033-65343 filed April 5, 2006.)

7.          Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to
            Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No.
            333-65942, filed April 15, 2003.)

8.          Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File
            No. 333-101778, filed April 21, 2005).

8(a).       Participation Agreement Among Met Investors Series Trust, Met Investors Advisory,
            LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and
            The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
            Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File
            No. 033-65343 filed April 6, 2006.)

8(b)(i).    Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers,
            LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to
            Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File
            333-00165 filed October 31, 2007.)

8(b)(ii).   Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers,
            LLC, MetLife Investors Distribution Company and MetLife Insurance Company of
            Connecticut entered as of August 31, 2007. (Incorporated herein by reference to
            Exhibit 8(c)(ii) to Post-Effective Amendment No. 16 to the Registration Statement
            on Form N-4, File 333-00165 filed October 31, 2007.)

9.          Opinion of Counsel as to the legality of securities being registered.
            (Incorporated herein by reference to Exhibit 9 to the Registration Statement on
            Form N-4, File No. 333-58783, filed July 9, 1998.)

10.         Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
            Filed herewith.

11.         Not applicable.

12.         Not applicable.

13.         Powers of Attorney authorizing Michele H. Abate, Paul G. Cellupica, John E.
            Connolly, Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
            Swift as signatory for Michael K. Farrell, William J. Mullaney, Lisa M. Weber,
            Stanley J. Talbi and Joseph J. Prochaska. Filed herewith.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962

William J. Mullaney                Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Lisa M. Weber                      Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962


NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
James L. Lipscomb                  Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Gwenn L. Carr                      Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Eric T. Steigerwalt                Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

William D. Cammarata               Senior Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Elizabeth M. Forget                Senior Vice President
260 Madison Ave
New York, NY 10016

Gene L. Lunman                     Senior Vice President
185 Asylum Street
Hartford, CT 06103

Roberto Baron                      Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138

Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Christopher A. Kremer              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Patrick D. Studley                 Vice President and Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962

Steven J. Brash                    Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Herbert B. Brown                   Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962

Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962

Gregory M. Harrison                Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962

James M. Koeger                    Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103

Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962


Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF DECEMBER 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    MetLife Reinsurance Company of Vermont (VT)

      6.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     7.     Plaza Drive Properties, LLC (DE)

     8.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) MetA SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    MetLife Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      17. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      18. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      19. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      20.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      20.   Bond Trust Account A (MA)

      21.   MetLife Investments Asia Limited (Hong Kong).

      22. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      23. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      24.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      25.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Reinsurance Partners, Inc. (MO)

                              (iii) Parkway Reinsuarnce Company (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Atlantic Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia/Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      26.   Corporate Real Estate Holdings, LLC (DE)

      27. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      28.   MetLife Tower Resources Group, Inc. (DE)

      29.   Headland - Pacific Palisades, LLC (CA)

      30. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      31.   Krisman, Inc. (MO)

      32.   Special Multi-Asset Receivables Trust (DE)

      33.   White Oak Royalty Company (OK)

      34.   500 Grant Street GP LLC (DE)

      35. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      36.   MetLife Canada/MetVie Canada (Canada)

      37.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      38.   Euro CL Investments LLC (DE)

      39.   MEX DF Properties, LLC (DE)

      40. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      41.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      42.   Housing Fund Manager, LLC (DE)

      43. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

      44.   MTC Fund II, LLC (DE)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    MetLife Capital Trust IV (DE)

Y. MetLife Insurance Company of Connecticut (CT) - 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc. (Life Department)(Accident Department) The operations of the Accident Department have ceased as a result of the transfer of the worker's compensation business to an unrelated party.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    MetLife Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers International Investments Ltd. (Cayman Islands)

      17.   Euro TL Investments LLC (DE)

      18.   Corrigan TLP LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Z.    MetLife Reinsurance Company of South Carolina (SC)

AA.   MetLife Investment Advisors Company, LLC (DE)

BB.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

CC.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

DD.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2008,



Qualified: 1,926


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614



     MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


Met Investors Series Trust


Metropolitan Series Fund, Inc.



Metropolitan Life Separate Account E



MetLife Investors USA Separate Account A

MetLife Investors Variable Annuity Account One



MetLife Investors Variable Annuity Account Five



MetLife Investors Variable Life Account One



MetLife Investors Variable Life Account Five



First MetLife Investors Variable Annuity Account One



General American Separate Account Eleven



General American Separate Account Twenty- Eight



General American Separate Account Twenty- Nine



General American Separate Account Two



Security Equity Separate Account 26



Security Equity Separate Account 27



MetLife of CT  Fund ABD for Variable Annuities



MetLife of CT  Fund ABD II for Variable Annuities



MetLife of CT  Fund BD for Variable Annuities



MetLife of CT  Fund BD II for Variable Annuities



MetLife of CT  Fund BD III for Variable Annuities



MetLife of CT  Fund BD IV for Variable Annuities



MetLife of CT  Fund U for Variable Annuities



MetLife of CT  Separate Account Five for Variable Annuities



MetLife of CT  Separate Account Six for Variable Annuities



MetLife of CT  Separate Account Seven for Variable Annuities



MetLife of CT  Separate Account Eight for Variable Annuities



MetLife of CT  Separate Account Nine for Variable Annuities



MetLife of CT  Separate Account Ten for Variable Annuities



MetLife of CT  Separate Account Eleven for Variable Annuities



MetLife of CT  Separate Account Twelve for Variable Annuities



MetLife of CT  Separate Account Thirteen for Variable Annuities



MetLife of CT  Separate Account Fourteen for Variable Annuities



MetLife Insurance Company of CT Variable Annuity Separate Account 2002



MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002



MetLife of CT  Separate Account PF for Variable Annuities



MetLife of CT  Separate Account PF II for Variable Annuities



MetLife of CT  Separate Account QP for Variable Annuities



MetLife of CT  Separate Account QPN for Variable Annuities



MetLife of CT  Separate Account TM for Variable Annuities



MetLife of CT  Separate Account TM II for Variable Annuities



MetLife of CT  Fund UL for Variable Life Insurance



MetLife of CT  Fund UL II for Variable Life Insurance



MetLife of CT  Fund UL III for Variable Life Insurance



MetLife of CT  Variable Life Insurance Separate Account One



MetLife of CT  Variable Life Insurance Separate Account Two



MetLife of CT  Variable Life Insurance Separate Account Three



Metropolitan Life Variable Annuity Separate Account I



Metropolitan Life Variable Annuity Separate Account II



Paragon Separate Account A

Paragon Separate Account B



Paragon Separate Account C and



Paragon Separate Account D.


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta           Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester            President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Andrew Aiello                Senior Vice President, Distribution Head-National Accounts Channel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116

Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
One MetLife Plaza
Long Island City, NY 11101

Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
5 Park Plaza
Suite 1900
Irvine, CA 92614


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Curtis Wohlers               Senior Vice President, Channel Head-Planners
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt          Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth             Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham             Vice President
13045 Tesson Ferry Rd.
St. Louis, MO 63128

Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614



(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                                      (2)
                                                      NET
                      (1)                         UNDERWRITING         (3)              (4)              (5)
               NAME OF PRINCIPAL                 DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
                  UNDERWRITER                     COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
               -----------------                ---------------  ---------------  ---------------  ---------------
MetLife Investors Distribution Company........    $128,229,602          $0               $0               $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
(1) METLIFE INSURANCE COMPANY OF CONNECTICUT

ONE CITYPLACE
HARTFORD, CONNECTICUT 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) -- (d) of Rule 6c-7 have been complied with.

(e) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1)-
     (4) or such letter.


MetLife Insurance Company of Connecticut hereby represents:



(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the MetLife Insurance Company of Connecticut.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 7th day of April 2008.



           MetLife of CT Separate Account Five for Variable Annuities

                                  (Registrant)

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:     /s/ BENNETT D. KLEINBERG
                                            ------------------------------------
                                            Bennett D. Kleinberg, Vice President
                                                         and Actuary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th day of April 2008.




          /s/ *MICHAEL K. FARRELL                   Director and President
-----------------------------------------------
              (Michael K. Farrell)

           /s/ *STANLEY J. TALBI                    Executive Vice President and Chief Financial
-----------------------------------------------        Officer
               (Stanley J. Talbi)

       /s/ *JOSEPH J. PROCHASKA, JR.                Executive Vice President and Chief
-----------------------------------------------        Accounting Officer
           (Joseph J. Prochaska, Jr.)

          /s/ *WILLIAM J. MULLANEY                  Director
-----------------------------------------------
             (William J. Mullaney)

             /s/ *LISA M. WEBER                     Director
-----------------------------------------------
                (Lisa M. Weber)

*By:            /s/ MYRA L. SAUL
     ------------------------------------------
        Myra L. Saul , Attorney-in-fact



* MetLife Insurance Company of Connecticut. Executed by Myra L. Saul on behalf of those indicated pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

4(c)   Individual Retirement Annuity Qualification
       Rider. L-22445 1-08.

4(d) Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt Employer.
       L-22466 8-07.

10     Consent of Deloitte & Touche LLP, Independent
       Registered Public Accounting Firm.

13     Powers of Attorney